UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22486

GPS Funds II

(Exact name of registrant as specified in charter)

1655 Grant Street, 10th Floor

Concord, CA 94520
(Address of principal executive offices) (Zip code)

Patrick R Young

AssetMark, Inc.

1655 Grant Street, 10th Floor

Concord, CA 94520
(Name and address of agent for service)

800-664-5345

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2026

Date of reporting period: April 1, 2025 through March 31, 2026

Item 1. Reports to Stockholders.

(a)

GuidePath Absolute Return Allocation Fund
RS Shares | GABRX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the GuidePath Absolute Return Allocation Fund (the “Fund”)  for the period of March 13, 2026 (commencement of RS Shares operations), to March 31, 2026. You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[2]
RS Shares	$7	1.44%
1	Amount shown reflects the expenses of the RS Shares from March 13, 2026 (commencement of RS Shares operations) through March 31, 2026. Expenses for a full fiscal year would be higher.
2	Expense ratio is annualized. Reflects the effect of fee waivers and/or expense reimbursements, as well as expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
RS Shares of the Fund commenced investment operations on March 13, 2026.  For the 12-month period ended March 31, 2026,  the Service Shares of the Fund  returned 11.32%, outperforming the FTSE 3-Month Treasury Bill Index at 4.22%. Alternative and real-asset markets were a key driver of results, with commodities and precious metals benefiting from inflation concerns, energy price moves and geopolitical uncertainty. Gold, silver and diversified commodity exposure were among the largest contributors to relative performance, and managed futures and market-neutral/absolute return strategies also helped relative performance. The Fund’s fixed income positions generally contributed through income generation, but results were tempered by weakness in the Bitcoin-related allocation and certain Treasury and credit holdings that lagged during periods of rate volatility.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted from results shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
GuidePath Absolute Return Allocation Fund ©2026 AssetMark, Inc.	PAGE 1	TSR-AR-36191E680

CUMULATIVE TOTAL RETURN (%)

Since Inception (03/13/2026)
GuidePath Absolute Return Allocation Fund RS Shares	-0.06
Bloomberg Global Aggregate Bond Index	-0.11
FTSE 3-Month Treasury Bill Index	0.18
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$307,665,473
Number of Holdings	24
Net Advisory Fee*	$582,065
Portfolio Turnover	185%
*	Represents net advisory fees paid by all classes of the Fund for the fiscal year ended March 31, 2026.
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)1

Top 10 Issuers	(%)[2]
Harbor Commodity All Weather Strategy ETF	10.5%
First Trust Long/Short Equity ETF	9.9%
BlackRock Global Equity Market Neutral Fund	9.4%
AQR Equity Market Neutral Fund	9.4%
AQR Managed Futures Strategy Fund	8.2%
Simplify Managed Futures Strategy ETF	5.2%
First Trust Low Duration Opportunities ETF	5.1%
BlackRock Tactical Opportunities Fund	5.0%
BlackRock Systematic Multi-Strategy Fund	5.0%
Wisdomtree Artificial Intelligence And Innovation Fund	3.7%

Industry	(%)
Alternative Funds	70.0%
Domestic Equity Funds	11.9%
Domestic Fixed Income Funds	8.8%
International Equity Funds	6.6%
Cash & Other	2.7%
1	Percentages are stated as a percent of net assets.
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.assetmark.com/info/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your AssetMark, Inc. documents not be householded, please contact AssetMark, Inc. at 1-888-278-5809, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by AssetMark, Inc. or your financial intermediary.
GuidePath Absolute Return Allocation Fund ©2026 AssetMark, Inc.	PAGE 2	TSR-AR-36191E680

GuidePath Absolute Return Allocation Fund
Service Shares | GPARX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the GuidePath Absolute Return Allocation Fund (the “Fund”)  for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$77	0.71%
*	Expense ratio is annualized. Reflects the effect of fee waivers and/or expense reimbursements, as well as expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026,  the Fund returned 11.32%, outperforming the FTSE 3-Month Treasury Bill Index at 4.22%. Alternative and real-asset markets were a key driver of results, with commodities and precious metals benefiting from inflation concerns, energy price moves and geopolitical uncertainty. Gold, silver and diversified commodity exposure were among the largest contributors to relative performance, and managed futures and market-neutral/absolute return strategies also helped relative performance. The Fund’s fixed income positions generally contributed through income generation, but results were tempered by weakness in the Bitcoin-related allocation and certain Treasury and credit holdings that lagged during periods of rate volatility.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted from results shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
GuidePath Absolute Return Allocation Fund ©2026 AssetMark, Inc.	PAGE 1	TSR-AR-36191E706

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
GuidePath Absolute Return Allocation Fund Service Shares	11.32	2.67	3.35
Bloomberg Global Aggregate Bond Index	4.26	-1.46	0.58
FTSE 3-Month Treasury Bill Index	4.22	3.49	2.32
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$307,665,473
Number of Holdings	24
Net Advisory Fee*	$582,065
Portfolio Turnover	185%
*	Represents net advisory fees paid by all classes of the Fund for the fiscal year ended March 31, 2026.
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)1

Top 10 Issuers	(%)[2]
Harbor Commodity All Weather Strategy ETF	10.5%
First Trust Long/Short Equity ETF	9.9%
BlackRock Global Equity Market Neutral Fund	9.4%
AQR Equity Market Neutral Fund	9.4%
AQR Managed Futures Strategy Fund	8.2%
Simplify Managed Futures Strategy ETF	5.2%
First Trust Low Duration Opportunities ETF	5.1%
BlackRock Tactical Opportunities Fund	5.0%
BlackRock Systematic Multi-Strategy Fund	5.0%
Wisdomtree Artificial Intelligence And Innovation Fund	3.7%

Industry	(%)
Alternative Funds	70.0%
Domestic Equity Funds	11.9%
Domestic Fixed Income Funds	8.8%
International Equity Funds	6.6%
Cash & Other	2.7%
1	Percentages are stated as a percent of net assets.
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.
Other Material Fund Changes:
The Fund filed an amendment to its registration statement (the “Amendment”) to implement material strategy changes. As disclosed in the Amendment, the Fund repositioned its portfolio to place a materially greater emphasis on alternatives, including unlisted interval funds, and expects to turnover most of its current positioning in fixed income funds.  The Fund’s principal risks changed accordingly. The Fund’s net expense ratio increased from the prior fiscal year end as a result of a change in acquired fund fees and expenses.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.assetmark.com/info/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your AssetMark, Inc. documents not be householded, please contact AssetMark, Inc. at 1-888-278-5809, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by AssetMark, Inc. or your financial intermediary.
GuidePath Absolute Return Allocation Fund ©2026 AssetMark, Inc.	PAGE 2	TSR-AR-36191E706

GuidePath Conservative Allocation Fund
RS Shares | GCANX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the GuidePath Conservative Allocation Fund (the “Fund”)  for the period of March 13, 2026 (commencement of RS Shares operations), to March 31, 2026. You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[2]
RS Shares	$7	1.48%
1	Amount shown reflects the expenses of the RS Shares from March 13, 2026 (commencement of RS Shares operations) through March 31, 2026. Expenses for a full fiscal year would be higher.
2	Expense ratio is annualized. Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
RS Shares of the Fund commenced investment operations on March 13, 2026.  For the 12-month period ended March 31, 2026,  the Service Shares of the Fund returned 10.40%, outperforming the S&P Target Risk Conservative Index at 9.93%. Equities posted positive returns and credit generally benefited from income generation, while bond markets were pressured at points by rate volatility and a first-quarter rise in inflation expectations. Equity exposure, including U.S. large-cap, developed international and emerging markets equities, was the largest contributor to relative returns. Allocations to gold, high yield bonds and mortgage-backed securities also helped. Relative results were limited by portions of the Fund’s fixed income allocation, including emerging markets debt, long-term Treasury exposure, and Treasury Inflation Protected Securities (TIPS) which lagged during periods of rising yields.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted from results shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
GuidePath Conservative Allocation Fund ©2026 AssetMark, Inc.	PAGE 1	TSR-AR-36191E714

CUMULATIVE TOTAL RETURN (%)

Since Inception (03/13/2026)
GuidePath Conservative Allocation Fund RS Shares	-0.35
Bloomberg U.S. Aggregate Bond Index	0.12
S&P Target Risk Conservative Index	-0.13
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$589,770,474
Number of Holdings	48
Net Advisory Fee*	$1,428,323
Portfolio Turnover	30%
*	Represents net advisory fees paid by all classes of the Fund for the fiscal year ended March 31, 2026.
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)1

Top 10 Issuers	(%)[2]
Vanguard High-Yield Corporate Fund	7.5%
Vanguard S&P 500 ETF	6.6%
WisdomTree Floating Rate Treasury Fund	4.7%
Income Fund of America	3.9%
iShares 7-10 Year Treasury Bond ETF	3.9%
Capital Income Builder, Inc.	3.8%
Bond Fund of America	3.7%
American Funds Multi-Sector Income Fund	3.7%
iShares Core U.S. Aggregate Bond ETF	3.7%
iShares Core 80/20 Aggressive Allocation ETF	3.7%

Industry	(%)
Domestic Fixed Income Funds	44.0%
Domestic Equity Funds	24.3%
Hybrid Funds	14.5%
International Equity Funds	7.5%
Emerging Markets Fixed Income Funds	3.4%
Emerging Markets Equity Funds	2.6%
Alternative Funds	1.7%
Real Estate Funds	1.0%
International Fixed Income Funds	0.2%
Cash & Other	0.8%
1	Percentages are stated as a percent of net assets.
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.assetmark.com/info/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your AssetMark, Inc. documents not be householded, please contact AssetMark, Inc. at 1-888-278-5809, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by AssetMark, Inc. or your financial intermediary.
GuidePath Conservative Allocation Fund ©2026 AssetMark, Inc.	PAGE 2	TSR-AR-36191E714

GuidePath Conservative Allocation Fund
Service Shares | GPTCX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the GuidePath Conservative Allocation Fund (the “Fund”)  for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$68	0.65%
*	Expense ratio is annualized. Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026,  the Fund returned 10.40%, outperforming the S&P Target Risk Conservative Index at 9.93%. Equities posted positive returns and credit generally benefited from income generation, while bond markets were pressured at points by rate volatility and a first-quarter rise in inflation expectations. Equity exposure, including U.S. large-cap, developed international and emerging markets equities, was the largest contributor to relative returns. Allocations to gold, high yield bonds and mortgage-backed securities also helped. Relative results were limited by portions of the Fund’s fixed income allocation, including emerging markets debt, long-term Treasury exposure, and Treasury Inflation Protected Securities (TIPS) which lagged during periods of rising yields.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted from results shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
GuidePath Conservative Allocation Fund Service Shares	10.40	4.79	5.80
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70
S&P Target Risk Conservative Index	9.93	3.77	5.26
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
GuidePath Conservative Allocation Fund ©2026 AssetMark, Inc.	PAGE 1	TSR-AR-36191E300

KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$589,770,474
Number of Holdings	48
Net Advisory Fee*	$1,428,323
Portfolio Turnover	30%
*	Represents net advisory fees paid by all classes of the Fund for the fiscal year ended March 31, 2026.
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)1

Top 10 Issuers	(%)[2]
Vanguard High-Yield Corporate Fund	7.5%
Vanguard S&P 500 ETF	6.6%
WisdomTree Floating Rate Treasury Fund	4.7%
Income Fund of America	3.9%
iShares 7-10 Year Treasury Bond ETF	3.9%
Capital Income Builder, Inc.	3.8%
Bond Fund of America	3.7%
American Funds Multi-Sector Income Fund	3.7%
iShares Core U.S. Aggregate Bond ETF	3.7%
iShares Core 80/20 Aggressive Allocation ETF	3.7%

Industry	(%)
Domestic Fixed Income Funds	44.0%
Domestic Equity Funds	24.3%
Hybrid Funds	14.5%
International Equity Funds	7.5%
Emerging Markets Fixed Income Funds	3.4%
Emerging Markets Equity Funds	2.6%
Alternative Funds	1.7%
Real Estate Funds	1.0%
International Fixed Income Funds	0.2%
Cash & Other	0.8%
1	Percentages are stated as a percent of net assets.
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.assetmark.com/info/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your AssetMark, Inc. documents not be householded, please contact AssetMark, Inc. at 1-888-278-5809, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by AssetMark, Inc. or your financial intermediary.
GuidePath Conservative Allocation Fund ©2026 AssetMark, Inc.	PAGE 2	TSR-AR-36191E300

GuidePath Conservative Income Fund
GPICX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the GuidePath Conservative Income Fund (the “Fund”)  for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
GuidePath Conservative Income Fund	$65	0.64%
*	Expense ratio is annualized. Reflects the effect of fee waivers and/or expense reimbursements, as well as expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund returned 2.89%, underperforming the Bloomberg US Treasury 1-3 Years Index at 3.77%. Short-duration fixed income generated positive returns as income remained a key source of performance while the Federal Reserve maintained a restrictive interest rate policy and inflation remained above target. However, bond markets experienced bouts of pressure from rising inflation expectations and Treasury yields, particularly late in the period. The Fund benefited from its cash position and short-duration investment-grade corporate bond exposure. Relative performance was hurt by a diversified short-duration credit and inflation-linked mix, including senior loan, short high yield, 0-5 year Treasury Inflation-Protected Securities (“TIPS”) and floating-rate bond exposure, which produced positive absolute returns but generally lagged the short-duration Treasury benchmark.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted from results shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
GuidePath Conservative Income Fund ©2026 AssetMark, Inc.	PAGE 1	TSR-AR-36191E755

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/30/2018)
GuidePath Conservative Income Fund	2.89	2.33	1.84
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	2.04
Bloomberg US Treasury 1-3 Years Index	3.77	1.82	2.23
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$17,315,711
Number of Holdings	6
Net Advisory Fee	$29,950
Portfolio Turnover	780%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)1

Top Issuers	(%)[2]
JPMorgan U.S. Government Money Market Fund	46.8%
iShares 0-5 Year Investment Grade Corporate Bond ETF	26.9%
iShares 0-5 Year TIPS Bond ETF	14.8%
U.S. Treasury Notes	11.4%

Industry	(%)
Domestic Fixed Income Funds	41.7%
Public Finance Activities	11.4%
Cash & Other	46.9%
1	Percentages are stated as a percent of net assets.
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.assetmark.com/info/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your AssetMark, Inc. documents not be householded, please contact AssetMark, Inc. at 1-888-278-5809, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by AssetMark, Inc. or your financial intermediary.
GuidePath Conservative Income Fund ©2026 AssetMark, Inc.	PAGE 2	TSR-AR-36191E755

GuidePath Flexible Income Allocation Fund
RS Shares | GFZQX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the GuidePath Flexible Income Allocation Fund (the “Fund”)  for the period of March 13, 2026 (commencement of RS Shares operations), to March 31, 2026. You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[2]
RS Shares	$7	1.41%
1	Amount shown reflects the expenses of the RS Shares from March 13, 2026 (commencement of RS Shares operations) through March 31, 2026. Expenses for a full fiscal year would be higher.
2	Expense ratio is annualized. Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
RS Shares of the Fund commenced investment operations on March 13, 2026.  For the 12-month period ended March 31, 2026,  the Service Shares of the Fund returned 2.58%,  underperforming the Bloomberg U.S. Aggregate Bond Index at 4.35%. Fixed income markets were positive for the full period as coupon income supported returns, but bond prices were pressured during periods of rising Treasury yields and renewed inflation concerns, particularly in the first quarter of 2026. Strategic income, high yield corporate bond, market-neutral and convertible bond allocations contributed to relative returns. Relative performance was hurt by Treasury positions across the curve, diversified alternatives and emerging markets government bonds.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted from results shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
GuidePath Flexible Income Allocation Fund ©2026 AssetMark, Inc.	PAGE 1	TSR-AR-36191E664

CUMULATIVE TOTAL RETURN (%)

Since Inception (03/13/2026)
GuidePath Flexible Income Allocation Fund RS Shares	0.06
Bloomberg U.S. Aggregate Bond Index	0.12
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$373,711,040
Number of Holdings	30
Net Advisory Fee*	$1,049,835
Portfolio Turnover	149%
*	Represents net advisory fees paid by all classes of the Fund for the fiscal year ended March 31, 2026.
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)1

Top 10 Issuers	(%)[2]
Vanguard High-Yield Corporate Fund	12.6%
Stone Ridge Diversified Alternatives Fund	10.0%
iShares Broad USD High Yield Corporate Bond ETF	8.7%
Xtrackers USD High Yield Corporate Bond ETF	8.6%
Navigator Tactical Fixed Income Fund - Institutional Shares	5.4%
Eaton Vance Strategic Income Fund	5.1%
JPMorgan Short Duration Core Plus Fund	3.6%
Schwab US TIPS ETF	3.6%
Vanguard Long-Term Treasury ETF	3.5%
PIMCO Short Asset Investment Fund	3.5%

Industry	(%)
Domestic Fixed Income Funds	65.1%
Alternative Funds	18.3%
Opportunistic Fixed Income Funds	13.4%
International Equity Funds	0.4%
Emerging Markets Equity Funds	0.3%
Cash & Other	2.5%
1	Percentages are stated as a percent of net assets.
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.assetmark.com/info/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your AssetMark, Inc. documents not be householded, please contact AssetMark, Inc. at 1-888-278-5809, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by AssetMark, Inc. or your financial intermediary.
GuidePath Flexible Income Allocation Fund ©2026 AssetMark, Inc.	PAGE 2	TSR-AR-36191E664

GuidePath Flexible Income Allocation Fund
Service Shares | GPIFX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the GuidePath Flexible Income Allocation Fund (the “Fund”)  for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$68	0.67%
*	Expense ratio is annualized. Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026,  the Fund returned 2.58%, underperforming the Bloomberg U.S. Aggregate Bond Index at 4.35%. Fixed income markets were positive for the period as coupon income supported returns, but bond prices were pressured during periods of rising Treasury yields and renewed inflation concerns, particularly in the first quarter of 2026. Strategic income, high yield corporate bond, market-neutral and convertible bond allocations contributed to relative returns. Relative performance was hurt by Treasury positions across the curve, diversified alternatives and emerging markets government bonds.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted from results shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
GuidePath Flexible Income Allocation Fund Service Shares	2.58	0.32	2.70
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
GuidePath Flexible Income Allocation Fund ©2026 AssetMark, Inc.	PAGE 1	TSR-AR-36191E821

KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$373,711,040
Number of Holdings	30
Net Advisory Fee*	$1,049,835
Portfolio Turnover	149%
*	Represents net advisory fees paid by all classes of the Fund for the fiscal year ended March 31, 2026.
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)1

Top 10 Issuers	(%)[2]
Vanguard High-Yield Corporate Fund	12.6%
Stone Ridge Diversified Alternatives Fund	10.0%
iShares Broad USD High Yield Corporate Bond ETF	8.7%
Xtrackers USD High Yield Corporate Bond ETF	8.6%
Navigator Tactical Fixed Income Fund - Institutional Shares	5.4%
Eaton Vance Strategic Income Fund	5.1%
JPMorgan Short Duration Core Plus Fund	3.6%
Schwab US TIPS ETF	3.6%
Vanguard Long-Term Treasury ETF	3.5%
PIMCO Short Asset Investment Fund	3.5%

Industry	(%)
Domestic Fixed Income Funds	65.1%
Alternative Funds	18.3%
Opportunistic Fixed Income Funds	13.4%
International Equity Funds	0.4%
Emerging Markets Equity Funds	0.3%
Cash & Other	2.5%
1	Percentages are stated as a percent of net assets.
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.assetmark.com/info/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your AssetMark, Inc. documents not be householded, please contact AssetMark, Inc. at 1-888-278-5809, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by AssetMark, Inc. or your financial intermediary.
GuidePath Flexible Income Allocation Fund ©2026 AssetMark, Inc.	PAGE 2	TSR-AR-36191E821

GuidePath Growth Allocation Fund
RS Shares | GGAFX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the GuidePath Growth Allocation Fund (the “Fund”)  for the period of March 13, 2026 (commencement of RS Shares operations), to March 31, 2026. You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[2]
RS Shares	$7	1.42%
1	Amount shown reflects the expenses of the RS Shares from March 13, 2026 (commencement of RS Shares operations) through March 31, 2026. Expenses for a full fiscal year would be higher.
2	Expense ratio is annualized. Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
RS Shares of the Fund commenced investment operations on March 13, 2026.  For the 12-month period ended March 31, 2026, the Service Shares of the Fund returned 19.98%, outperforming the S&P Target Risk Aggressive Index at 18.59%. Global equity markets generated strong gains over the full period, though returns were uneven and volatility increased in the first quarter of 2026 as technology-related weakness, geopolitical tensions and inflation concerns weighed on risk assets. The Fund benefited most from developed international and emerging markets equity exposure, along with small-cap equities; Canadian equities also helped performance. Relative returns were partially offset by exposure to China equities, real estate and value-oriented holdings.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted from results shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
GuidePath Growth Allocation Fund ©2026 AssetMark, Inc.	PAGE 1	TSR-AR-36191E722

CUMULATIVE TOTAL RETURN (%)

Since Inception (03/13/2026)
GuidePath Growth Allocation Fund RS Shares	-1.14
MSCI All Country World Index	-1.89
S&P Target Risk Aggressive Index	-0.47
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$1,449,202,564
Number of Holdings	28
Net Advisory Fee*	$3,657,135
Portfolio Turnover	12%
*	Represents net advisory fees paid by all classes of the Fund for the fiscal year ended March 31, 2026.
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)1

Top 10 Issuers	(%)[2]
Vanguard S&P 500 ETF	15.3%
Vanguard FTSE Developed Markets ETF	11.6%
Schwab U.S. Large-Cap ETF	11.5%
iShares Core S&P Small-Cap ETF	7.3%
Growth Fund of America	5.9%
Schwab U.S. Large-Cap Growth ETF	5.7%
iShares Core MSCI Emerging Markets ETF	4.9%
iShares MSCI ACWI ETF	4.1%
Smallcap World Fund, Inc.	3.8%
New Perspective Fund	3.7%

Industry	(%)
Domestic Equity Funds	70.8%
International Equity Funds	19.6%
Emerging Markets Equity Funds	6.0%
Real Estate Funds	2.7%
Cash & Other	0.9%
1	Percentages are stated as a percent of net assets.
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.assetmark.com/info/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your AssetMark, Inc. documents not be householded, please contact AssetMark, Inc. at 1-888-278-5809, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by AssetMark, Inc. or your financial intermediary.
GuidePath Growth Allocation Fund ©2026 AssetMark, Inc.	PAGE 2	TSR-AR-36191E722

GuidePath Growth Allocation Fund
Service Shares | GPSTX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the GuidePath Growth Allocation Fund (the “Fund”)  for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$70	0.64%
*	Expense ratio is annualized. Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund returned 19.98%, outperforming the S&P Target Risk Aggressive Index at 18.59%. Global equity markets generated strong gains over the full period, though returns were uneven and volatility increased in the first quarter of 2026 as technology-related weakness, geopolitical tensions and inflation concerns weighed on risk assets. The Fund benefited most from developed international and emerging markets equity exposure, along with small-cap equities; Canadian equities also helped performance. Relative returns were partially offset by exposure to China equities, real estate and value-oriented holdings.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted from results shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
GuidePath Growth Allocation Fund Service Shares	19.98	8.31	10.61
MSCI All Country World Index	20.52	9.99	11.88
S&P Target Risk Aggressive Index	18.59	8.38	10.00
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
GuidePath Growth Allocation Fund ©2026 AssetMark, Inc.	PAGE 1	TSR-AR-36191E102

KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$1,449,202,564
Number of Holdings	28
Net Advisory Fee*	$3,657,135
Portfolio Turnover	12%
*	Represents net advisory fees paid by all classes of the Fund for the fiscal year ended March 31, 2026.
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)1

Top 10 Issuers	(%)[2]
Vanguard S&P 500 ETF	15.3%
Vanguard FTSE Developed Markets ETF	11.6%
Schwab U.S. Large-Cap ETF	11.5%
iShares Core S&P Small-Cap ETF	7.3%
Growth Fund of America	5.9%
Schwab U.S. Large-Cap Growth ETF	5.7%
iShares Core MSCI Emerging Markets ETF	4.9%
iShares MSCI ACWI ETF	4.1%
Smallcap World Fund, Inc.	3.8%
New Perspective Fund	3.7%

Industry	(%)
Domestic Equity Funds	70.8%
International Equity Funds	19.6%
Emerging Markets Equity Funds	6.0%
Real Estate Funds	2.7%
Cash & Other	0.9%
1	Percentages are stated as a percent of net assets.
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.assetmark.com/info/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your AssetMark, Inc. documents not be householded, please contact AssetMark, Inc. at 1-888-278-5809, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by AssetMark, Inc. or your financial intermediary.
GuidePath Growth Allocation Fund ©2026 AssetMark, Inc.	PAGE 2	TSR-AR-36191E102

GuidePath Growth and Income Fund
GPIGX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the GuidePath Growth and Income Fund (the “Fund”)  for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
GuidePath Growth and Income Fund	$84	0.79%
*	Expense ratio is annualized. Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher. Additionally, reflects the effects of expense recoupment by Advisor during the period, without which, expenses would have been lower.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund returned 13.02%, underperforming the MSCI USA High Dividend Yield Index at 13.33%. Equity markets posted strong full-year gains despite a difficult first quarter of 2026, while higher income-oriented equities advanced but trailed some growth-oriented parts of the broad market. The Fund benefited from Energy and Industrials sector exposure and from dividend and large-cap equity sleeves with holdings such as Exxon Mobil, Chevron, Caterpillar, Cummins and Johnson Controls helping relative results. Relative performance was offset by Consumer Staples, Consumer Discretionary and Information Technology sector positioning, with detractors including Procter & Gamble, General Mills, Home Depot, Nike, Accenture and Qualcomm. The Fund’s defensive dividend orientation limited participation in the strongest growth-led areas of the equity market.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted from results shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
GuidePath Growth and Income Fund ©2026 AssetMark, Inc.	PAGE 1	TSR-AR-36191E730

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/30/2018)
GuidePath Growth and Income Fund	13.02	8.99	8.38
S&P 500 Index	17.80	12.06	13.91
Bloomberg US Aggregate Bond Index	4.35	0.31	2.04
MSCI USA High Dividend Yield Index	13.33	9.00	9.63
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$132,102,418
Number of Holdings	86
Net Advisory Fee	$550,157
Portfolio Turnover	92%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)1

Top 10 Issuers	(%)[2]
Vanguard High Dividend Yield ETF	37.7%
Vanguard International High Dividend Yield ETF	10.2%
Exxon Mobil Corp.	2.4%
Chevron Corp.	2.2%
JPMorgan U.S. Government Money Market Fund	2.0%
Johnson & Johnson	1.6%
Coca-Cola Co.	1.5%
Home Depot, Inc.	1.4%
PACCAR, Inc.	1.4%
Procter & Gamble Co.	1.3%

Top Sectors	(%)[3]
Health Care	9.9%
Consumer Staples	8.7%
Industrials	7.5%
Energy	6.0%
Information Technology	5.5%
Financials	4.4%
Consumer Discretionary	4.0%
Utilities	1.8%
Communication Services	1.2%
Cash & Other	51.0%
1	Percentages are stated as a percent of net assets.
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.
3	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.assetmark.com/info/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your AssetMark, Inc. documents not be householded, please contact AssetMark, Inc. at 1-888-278-5809, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by AssetMark, Inc. or your financial intermediary.
GuidePath Growth and Income Fund ©2026 AssetMark, Inc.	PAGE 2	TSR-AR-36191E730

GuidePath Income Fund
GPINX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the GuidePath Income Fund (the “Fund”)  for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
GuidePath Income Fund	$76	0.75%
*	Expense ratio is annualized. Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026,  the Fund returned 3.07%, underperforming the Bloomberg  U.S. Aggregate Bond Index at 4.35%. The broad bond market produced a positive return for the period, supported by income, but returns were uneven as inflation concerns and rising Treasury yields weighed on fixed income late in the period. The Fund benefited from investment-grade corporate bonds, emerging markets debt and high yield exposure. Relative results were hurt by preferred securities exposure and TIPS exposure. Overall, the Fund’s defensive and rate-sensitive positioning did not fully participate in the stronger securitized, corporate and high yield credit segments of the bond market.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted from results shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/30/2018)
GuidePath Income Fund	3.07	0.13	0.85
Bloomberg US Aggregate Bond Index	4.35	0.31	2.04
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
GuidePath Income Fund ©2026 AssetMark, Inc.	PAGE 1	TSR-AR-36191E748

KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$96,524,488
Number of Holdings	5
Net Advisory Fee	$415,007
Portfolio Turnover	344%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)1

Top Issuers	(%)[2]
iShares Core U.S. Aggregate Bond ETF	32.1%
iShares 5-10 Year Investment Grade Corporate Bond ETF	30.1%
Schwab US TIPS ETF	20.1%
VanEck Emerging Markets High Yield Bond ETF	14.9%
JPMorgan U.S. Government Money Market Fund	2.9%

Industry	(%)
Domestic Fixed Income Funds	97.2%
Cash & Other	2.8%
1	Percentages are stated as a percent of net assets.
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.assetmark.com/info/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your AssetMark, Inc. documents not be householded, please contact AssetMark, Inc. at 1-888-278-5809, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by AssetMark, Inc. or your financial intermediary.
GuidePath Income Fund ©2026 AssetMark, Inc.	PAGE 2	TSR-AR-36191E748

GuidePath Managed Futures Strategy Fund
Service Shares | GPMFX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the GuidePath Managed Futures Strategy Fund (the “Fund”)  for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$157	1.55%
*	Expense ratio is annualized. Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended March 31, 2026,  the Fund returned 2.92%, underperforming its benchmark, the SG Trend Index at 15.00%. Long positions to precious and base metals, and long positions to global equities in May 2025 - February 2026 contributed to performance during the period. Short positions to global bonds in April-June 2025 and long positions to international bonds in July-December 2025 were large headwinds amid volatile interest rate swings. Long positions to global equities in April 2025 and March 2026, and short positions to the U.S. dollar in July - September 2025 and March 2026 were relative headwinds as concerns of slowing economic growth and rising inflation resurfaced repeatedly.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted from results shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
GuidePath Managed Futures Strategy Fund Service Shares	2.92	2.40	1.66
FT Wilshire 5000 Index	18.32	11.10	13.87
FTSE 3-Month Treasury Bill Index	4.22	3.49	2.32
SG Trend Index	15.00	7.60	4.05
GuidePath Managed Futures Strategy Fund ©2026 AssetMark, Inc.	PAGE 1	TSR-AR-36191E771

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$57,643,298
Number of Holdings	132
Net Advisory Fee	$1,826,901
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)1

Top 10 Issuers	(%)[2]
United States Treasury Bill	34.6%
JPMorgan U.S. Government Money Market Fund	18.5%
MUFG Bank Ltd.	4.3%
Oversea Chinese Bank	4.3%
Credit Agricole Corp. & Investment Bank	3.5%
Westpac Banking Corp.	3.5%
Bank of Montreal	3.5%
DNB Bank ASA	3.5%
DG Bank	3.5%
Mizuho Bank Ltd.	3.5%

Security Type	(%)
Certificates of Deposit	37.4%
U.S. Treasury Bills	34.6%
Money Market Funds	18.5%
Futures Contracts	3.3%
Forwards	-0.5%
Cash & Other	6.7%
1	Percentages are stated as a percent of net assets.
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.assetmark.com/info/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your AssetMark, Inc. documents not be householded, please contact AssetMark, Inc. at 1-888-278-5809, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by AssetMark, Inc. or your financial intermediary.
GuidePath Managed Futures Strategy Fund ©2026 AssetMark, Inc.	PAGE 2	TSR-AR-36191E771

GuidePath Multi-Asset Income Allocation Fund
RS Shares | GMZGX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the GuidePath Multi-Asset Income Allocation Fund (the “Fund”)  for the period of March 13, 2026 (commencement of RS Shares operations), to March 31, 2026. You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[2]
RS Shares	$8	1.60%
1	Amount shown reflects the expenses of the RS Shares from March 13, 2026 (commencement of RS Shares operations) through March 31, 2026. Expenses for a full fiscal year would be higher.
2	Expense ratio is annualized. Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
RS Shares of the Fund commenced investment operations on March 13, 2026.  For the 12-month period ended  March 31, 2026, the Service Shares of the Fund returned 12.96%,  underperforming the Morningstar Multi-Asset High Income Index at 13.56%. Income-oriented equity markets generated positive returns over the full period, with international developed and emerging markets dividend equities being particularly strong, while bond and credit markets contributed to positive returns overall but unevenly as yields rose late in the period. The Fund benefited from global dividend equity exposure, including international and emerging markets dividend holdings, as well as from an overweight allocation to  U.S. dividend stocks and high yield credit. Relative performance was held back by Treasury positions across the curve, floating-rate notes and real estate exposure, which did not keep pace with the benchmark’s stronger income-equity components.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted from results shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
GuidePath Multi-Asset Income Allocation Fund ©2026 AssetMark, Inc.	PAGE 1	TSR-AR-36191E672

CUMULATIVE TOTAL RETURN (%)

Since Inception (03/13/2026)
GuidePath Multi-Asset Income Allocation Fund RS Shares	0.48
Morningstar Multi-Asset High Income Index	0.15
Bloomberg Global Aggregate Bond Index	-0.11
MSCI All Country World Index	-1.89
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$109,420,721
Number of Holdings	48
Net Advisory Fee*	$375,908
Portfolio Turnover	39%
*	Represents net advisory fees paid by all classes of the Fund for the fiscal year ended March 31, 2026.
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)1

Top 10 Issuers	(%)[2]
Schwab US Dividend Equity ETF	9.0%
Vanguard International High Dividend Yield ETF	7.5%
iShares 0-5 Year High Yield Corporate Bond ETF	6.3%
Vanguard High-Yield Corporate Fund	6.0%
iShares Emerging Markets Dividend ETF	5.0%
Loomis Sayles Global Allocation Fund	4.7%
Vanguard High Dividend Yield ETF	4.5%
Vanguard Long-Term Treasury ETF	3.8%
iShares International Select Dividend ETF	3.7%
PIMCO Short Asset Investment Fund	3.5%

Industry	(%)
Domestic Fixed Income Funds	33.2%
Domestic Equity Funds	31.9%
International Equity Funds	15.4%
Emerging Markets Equity Funds	5.7%
Multi-Asset Funds	4.7%
International Fixed Income Funds	3.3%
Emerging Markets Fixed Income Funds	2.6%
Real Estate Funds	2.1%
Cash & Other	1.1%
1	Percentages are stated as a percent of net assets.
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.assetmark.com/info/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your AssetMark, Inc. documents not be householded, please contact AssetMark, Inc. at 1-888-278-5809, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by AssetMark, Inc. or your financial intermediary.
GuidePath Multi-Asset Income Allocation Fund ©2026 AssetMark, Inc.	PAGE 2	TSR-AR-36191E672

GuidePath Multi-Asset Income Allocation Fund
Service Shares | GPMIX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the GuidePath Multi-Asset Income Allocation Fund (the “Fund”)  for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$73	0.69%
*	Expense ratio is annualized. Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026,  the Fund returned 12.96%, underperforming the Morningstar Multi-Asset High Income Index at 13.56%. Income-oriented equity markets generated positive returns over the full period, with international developed and emerging markets dividend equities being particularly strong, while bond and credit markets contributed to positive returns overall but unevenly as yields rose late in the period. The Fund benefited from global dividend equity exposure, including international and emerging markets dividend holdings, as well as from an overweight allocation to  U.S. dividend stocks and high yield credit. Relative performance was held back by Treasury positions across the curve, floating-rate notes and real estate exposure, which did not keep pace with the benchmark’s stronger income-equity components.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted from results shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
GuidePath Multi-Asset Income Allocation Fund ©2026 AssetMark, Inc.	PAGE 1	TSR-AR-36191E847

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
GuidePath Multi-Asset Income Allocation Fund ServiceShares	12.96	5.16	5.41
Morningstar Multi-Asset High Income Index	13.56	3.50	4.04
Bloomberg Global Aggregate Bond Index	4.26	-1.46	0.58
MSCI All Country World Index	20.52	9.99	11.88
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$109,420,721
Number of Holdings	48
Net Advisory Fee*	$375,908
Portfolio Turnover	39%
*	Represents net advisory fees paid by all classes of the Fund for the fiscal year ended March 31, 2026.
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)1

Top 10 Issuers	(%)[2]
Schwab US Dividend Equity ETF	9.0%
Vanguard International High Dividend Yield ETF	7.5%
iShares 0-5 Year High Yield Corporate Bond ETF	6.3%
Vanguard High-Yield Corporate Fund	6.0%
iShares Emerging Markets Dividend ETF	5.0%
Loomis Sayles Global Allocation Fund	4.7%
Vanguard High Dividend Yield ETF	4.5%
Vanguard Long-Term Treasury ETF	3.8%
iShares International Select Dividend ETF	3.7%
PIMCO Short Asset Investment Fund	3.5%

Industry	(%)
Domestic Fixed Income Funds	33.2%
Domestic Equity Funds	31.9%
International Equity Funds	15.4%
Emerging Markets Equity Funds	5.7%
Multi-Asset Funds	4.7%
International Fixed Income Funds	3.3%
Emerging Markets Fixed Income Funds	2.6%
Real Estate Funds	2.1%
Cash & Other	1.1%
1	Percentages are stated as a percent of net assets.
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.assetmark.com/info/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your AssetMark, Inc. documents not be householded, please contact AssetMark, Inc. at 1-888-278-5809, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by AssetMark, Inc. or your financial intermediary.
GuidePath Multi-Asset Income Allocation Fund ©2026 AssetMark, Inc.	PAGE 2	TSR-AR-36191E847

GuidePath Tactical Allocation Fund
RS Shares | GTCRX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the GuidePath Tactical Allocation Fund (the “Fund”)  for the period of March 13, 2026 (commencement of RS Shares operations), to March 31, 2026. You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[2]
RS Shares	$8	1.56%
1	Amount shown reflects the expenses of the RS Shares from March 13, 2026 (commencement of RS Shares operations) through March 31, 2026. Expenses for a full fiscal year would be higher.
2	Expense ratio is annualized. Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
RS Shares of the Fund commenced investment operations on March 13, 2026.  For the 12-month period ended March 31, 2026, the Service Shares of the Fund returned 7.34%, outperforming the S&P 500 Daily Risk Control 10% Index at 6.13%.  Security selection in healthcare and utilities sectors generated positive relative contributions through successful clinical trials and strategic power sector consolidation, respectively. Select holdings in Health Care, Financials and Materials sectors, including United Therapeutics, Synchrony Financial and Newmont were beneficial. Returns were hurt by an underweight to the Technology sector which had strong performance and security selection in the Consumer Staples Sector, which included Sprouts Farmers Market, Procter & Gamble and Ingredion.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted from results shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
GuidePath Tactical Allocation Fund ©2026 AssetMark, Inc.	PAGE 1	TSR-AR-36191E698

CUMULATIVE TOTAL RETURN (%)

Since Inception (03/13/2026)
GuidePath Tactical Allocation Fund RS Shares	-0.50
S&P 500 Index	-1.52
FTSE 3-Month Treasury Bill Index	0.18
S&P 500 Daily Risk Control 10% Index	-1.21
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$728,040,153
Number of Holdings	33
Net Advisory Fee*	$2,498,934
Portfolio Turnover	285%
*	Represents net advisory fees paid by all classes of the Fund for the fiscal year ended March 31, 2026.
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)1

Top 10 Issuers	(%)[2]
JPMorgan U.S. Government Money Market Fund	19.6%
iShares Core S&P 500 ETF	8.9%
NVIDIA Corp.	4.7%
United Therapeutics Corp.	4.0%
Newmont Corp.	3.8%
Alphabet, Inc.	3.6%
Hartford Insurance Group, Inc.	3.6%
Apple, Inc.	3.3%
Meta Platforms, Inc.	3.0%
Aflac, Inc.	2.9%

Top Sectors	(%)[3]
Financials	14.7%
Information Technology	14.5%
Communication Services	11.8%
Health Care	6.8%
Consumer Staples	5.7%
Consumer Discretionary	5.2%
Industrials	4.8%
Utilities	4.3%
Materials	3.8%
Cash & Other	28.4%
1	Percentages are stated as a percent of net assets.
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.
3	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.assetmark.com/info/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your AssetMark, Inc. documents not be householded, please contact AssetMark, Inc. at 1-888-278-5809, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by AssetMark, Inc. or your financial intermediary.
GuidePath Tactical Allocation Fund ©2026 AssetMark, Inc.	PAGE 2	TSR-AR-36191E698

GuidePath Tactical Allocation Fund
Service Shares | GPTUX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the GuidePath Tactical Allocation Fund (the “Fund”)  for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$80	0.77%
*	Expense ratio is annualized. Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026,  the Fund returned 7.34%, outperforming the S&P 500 Daily Risk Control 10% Index at 6.13%.  Security selection in healthcare and utilities sectors generated positive relative contributions through successful clinical trials and strategic power sector consolidation, respectively. Select holdings in Health Care,  Financials and Materials sectors, including United Therapeutics, Synchrony Financial and Newmont were beneficial. Returns were hurt by an underweight to the Technology sector which had strong performance and security selection in the Consumer Staples Sector, which included Sprouts Farmers Market, Procter & Gamble and  Ingredion.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted from results shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
GuidePath Tactical Allocation Fund ©2026 AssetMark, Inc.	PAGE 1	TSR-AR-36191E508

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
GuidePath Tactical Allocation Fund Service Shares	7.34	8.58	8.26
S&P 500 Index	17.80	12.06	14.16
FTSE 3-Month Treasury Bill Index	4.22	3.49	2.32
S&P 500 Daily Risk Control 10% Index	6.13	8.15	9.66
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$728,040,153
Number of Holdings	33
Net Advisory Fee*	$2,498,934
Portfolio Turnover	285%
*	Represents net advisory fees paid by all classes of the Fund for the fiscal year ended March 31, 2026.
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)1

Top 10 Issuers	(%)[2]
JPMorgan U.S. Government Money Market Fund	19.6%
iShares Core S&P 500 ETF	8.9%
NVIDIA Corp.	4.7%
United Therapeutics Corp.	4.0%
Newmont Corp.	3.8%
Alphabet, Inc.	3.6%
Hartford Insurance Group, Inc.	3.6%
Apple, Inc.	3.3%
Meta Platforms, Inc.	3.0%
Aflac, Inc.	2.9%

Top Sectors	(%)[3]
Financials	14.7%
Information Technology	14.5%
Communication Services	11.8%
Health Care	6.8%
Consumer Staples	5.7%
Consumer Discretionary	5.2%
Industrials	4.8%
Utilities	4.3%
Materials	3.8%
Cash & Other	28.4%
1	Percentages are stated as a percent of net assets.
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.
3	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.assetmark.com/info/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your AssetMark, Inc. documents not be householded, please contact AssetMark, Inc. at 1-888-278-5809, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by AssetMark, Inc. or your financial intermediary.
GuidePath Tactical Allocation Fund ©2026 AssetMark, Inc.	PAGE 2	TSR-AR-36191E508

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Dennis Schmal is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)  Audit Fees

For the fiscal year ended March 31, 2026, the registrant’s principal accountant billed the registrant $154,500 for professional services rendered for the audit of the registrant’s annual financial statements or services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements.

For the fiscal year ended March 31, 2025, the registrant’s principal accountant billed the registrant $145,500 for professional services rendered for the audit of the registrant’s annual financial statements or services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements.

(b) Audit-Related Fees

For the fiscal year ended March 31, 2026, the registrant’s principal accountant billed the registrant $0 for professional services rendered for the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.

For the fiscal year ended March 31, 2025, the registrant’s principal accountant billed the registrant $0 for professional services rendered for the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.

c) Tax Fees

For the fiscal year ended March 31, 2026, the registrant’s principal accountant billed the registrant $45,000 for professional services rendered for tax compliance, tax advice and tax planning, including review of the registrant’s tax returns and taxable income and excise calculations and year to date estimates for book-to-tax differences.

For the fiscal year ended March 31, 2025, the registrant’s principal accountant billed the registrant 39,000 for professional services rendered for tax compliance, tax advice and tax planning, including review of the registrant’s tax returns and taxable income and excise calculations and year to date estimates for book-to-tax differences.

(d) All Other Fees

None.

(e)(1)	The registrant’s audit committee charter provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of auditors annually to audit and to provide their opinion on the registrant’s financial statements. The audit committee charter also provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the auditor to provide other audit services to the registrant or to provide non-audit services to the registrant, its investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.
(e)(2)	There were no services in paragraphs (b) through (d) above (including services required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not applicable.
(g)	The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended March 31, 2026 and March 31, 2025, were $0 and $0, respectively.
(h)	The registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

GuideMark® Funds
GuidePath® Funds
GUIDEMARK® CORE FIXED INCOME FUND
GUIDEMARK® EMERGING MARKETS FUND
GUIDEMARK® LARGE CAP CORE FUND
GUIDEMARK® SMALL/MID CAP CORE FUND
GUIDEMARK® WORLD EX-US FUND
GUIDEPATH® ABSOLUTE RETURN ALLOCATION FUND
GUIDEPATH® CONSERVATIVE ALLOCATION FUND
GUIDEPATH® CONSERVATIVE INCOME FUND
GUIDEPATH® FLEXIBLE INCOME ALLOCATION FUND
GUIDEPATH® GROWTH ALLOCATION FUND
GUIDEPATH® GROWTH AND INCOME FUND
GUIDEPATH® INCOME FUND
GUIDEPATH® MANAGED FUTURES STRATEGY FUND
GUIDEPATH® MULTI-ASSET INCOME ALLOCATION FUND
GUIDEPATH® TACTICAL ALLOCATION FUND
Core Financial Statements
March 31, 2026

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

	Par	Value
U.S. TREASURY SECURITIES - 36.1%
U.S. Treasury Bonds
4.25%, 05/15/2039	$150,000	$145,775
4.50%, 08/15/2039	255,000	253,023
1.13%, 08/15/2040	1,050,000	656,312
4.75%, 02/15/2041	325,000	327,387
0.75%, 02/15/2042	1,151,536	889,936
2.38%, 02/15/2042	1,800,000	1,315,125
3.38%, 08/15/2042	2,190,000	1,834,082
0.63%, 02/15/2043	84,881	62,762
3.13%, 02/15/2043	2,820,000	2,263,270
3.63%, 08/15/2043	590,000	505,026
3.75%, 11/15/2043	795,000	690,687
1.38%, 02/15/2044	844,326	700,297
3.13%, 08/15/2044	2,220,000	1,744,434
0.75%, 02/15/2045	393,648	283,706
2.50%, 02/15/2045	810,000	569,436
4.88%, 08/15/2045	625,000	624,365
3.00%, 11/15/2045	240,000	181,913
2.50%, 02/15/2046	950,000	657,059
2.25%, 08/15/2046	1,610,000	1,052,349
3.00%, 02/15/2047(a)(b)	2,510,000	1,875,146
2.75%, 11/15/2047	1,050,000	742,670
3.00%, 02/15/2048	500,000	369,687
3.13%, 05/15/2048	2,220,000	1,674,712
1.25%, 05/15/2050	2,996,000	1,427,079
1.38%, 08/15/2050	2,069,000	1,015,184
1.63%, 11/15/2050	1,020,000	533,926
3.00%, 08/15/2052	1,660,000	1,183,431
4.13%, 08/15/2053	695,000	611,301
4.75%, 11/15/2053	1,240,000	1,208,952
4.25%, 08/15/2054	1,495,000	1,343,164
4.75%, 02/15/2056	1,225,000	1,198,012
U.S. Treasury Notes
1.88%, 02/28/2029	4,565,000	4,321,504
2.38%, 03/31/2029	4,935,000	4,733,263
2.75%, 05/31/2029	2,025,000	1,959,741
3.88%, 04/30/2030	925,000	924,169
0.63%, 05/15/2030	1,410,000	1,235,513
3.63%, 12/31/2030	1,885,000	1,859,818
4.63%, 05/31/2031	1,380,000	1,421,319
1.38%, 11/15/2031	1,630,000	1,414,312
4.38%, 01/31/2032	825,000	839,470
2.88%, 05/15/2032	1,075,000	1,005,986
2.75%, 08/15/2032	2,320,000	2,147,178
3.75%, 10/31/2032	810,000	793,579
3.88%, 08/15/2033	1,245,000	1,223,018
4.50%, 11/15/2033	590,000	602,618
1.75%, 01/15/2034	1,063,401	1,059,912
4.25%, 11/15/2034	3,990,000	3,992,026
4.25%, 08/15/2035	3,245,000	3,235,873
4.00%, 11/15/2035	1,600,000	1,562,125
TOTAL U.S. TREASURY SECURITIES (Cost $69,446,462)		62,271,632

	Par	Value
MORTGAGE-BACKED SECURITIES - 32.5%
Fannie Mae or Freddie Mac
6.50%, 05/15/2053(c)	$2,315,000	$2,392,408
Pool 000TBA, 5.50%, 05/15/2041(c)	3,395,000	3,406,214
Federal Home Loan Mortgage Corp.
Pool 780447, 6.50% (1 yr. CMT Rate + 2.25%), 04/01/2033	8,791	8,987
Pool A43129, 5.50%, 02/01/2036	37	38
Pool Q49389, 3.50%, 07/01/2047	140,037	131,080
Pool Q52093, 3.50%, 11/01/2047	133,092	123,752
Pool QC8858, 2.50%, 10/01/2051	1,489,473	1,282,762
Pool QD4104, 2.00%, 01/01/2052	2,052,894	1,663,213
Pool RA8424, 6.00%, 01/01/2053	2,017,862	2,069,313
Pool RJ0314, 6.00%, 11/01/2053	1,999,365	2,051,497
Pool SD0778, 2.50%, 12/01/2051	1,006,596	849,587
Pool SD8123, 3.00%, 01/01/2051	1,314,355	1,162,592
Pool U90688, 4.00%, 05/01/2042	80,096	77,893
Series 2329, Class ZA, 6.50%, 06/15/2031	16,407	16,612
Series 2338, Class ZC, 6.50%, 07/15/2031	13,246	13,698
Series 3883, Class PB, 3.00%, 05/15/2041	17,253	16,542
Series 4961, Class JB, 2.50%, 12/15/2042	74,382	68,289
Series 5170, Class DP, 2.00%, 07/25/2050	259,659	229,522
Series 5544, Class B, 5.00%, 08/25/2052	347,568	348,292
Series K068, Class A2, 3.24%, 08/25/2027 (Callable 08/25/2027)	82,000	81,085
Series K104, Class X1, 1.11%, 01/25/2030 (Callable 01/25/2030)(d)(e)	680,871	23,835
Series K110, Class X1, 1.64%, 04/25/2030 (Callable 04/25/2030)(d)(e)	309,072	16,639
Series K111, Class X1, 1.56%, 05/25/2030 (Callable 05/25/2030)(d)(e)	1,291,458	69,486
Series K114, Class X1, 1.11%, 06/25/2030 (Callable 03/25/2030)(d)(e)	917,133	36,385
Series K122, Class X1, 0.87%, 11/25/2030 (Callable 09/25/2030)(d)(e)	291,242	9,692
Series K545, Class A2, 4.29%, 07/25/2030 (Callable 07/25/2030)(e)	435,000	435,949
Series K549, Class A2, 4.34%, 09/25/2030 (Callable 09/25/2030)(e)	435,000	436,562
Federal National Mortgage Association
1.50%, 04/15/2036(c)	895,000	804,902

The accompanying notes are an integral part of these financial statements.

1

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
6.00%, 05/15/2041(c)	$1,700,000	$1,730,802
2.50%, 09/25/2049(c)	990,000	833,032
6.00%, 03/25/2054(c)	1,705,000	1,738,091
Pool 000TBA, 4.50%, 05/15/2041(c)	1,995,000	1,923,476
Pool 310229, 3.50%, 08/01/2043	293,408	277,474
Pool 357850, 5.50%, 07/01/2035	1,406	1,450
Pool 544859, 4.48% (Ent 11th COFI Repl + 1.70%), 08/01/2029	26	26
Pool 727181, 5.00%, 08/01/2033	719	720
Pool 730727, 5.00%, 08/01/2033	344	345
Pool 741862, 5.50%, 09/01/2033	112	114
Pool 766197, 5.50%, 02/01/2034	121	122
Pool 775776, 5.50%, 05/01/2034	993	1,000
Pool 776974, 5.50%, 04/01/2034	33	34
Pool 781629, 5.50%, 12/01/2034	1,044	1,076
Pool 786848, 7.00%, 10/01/2031	12,455	13,069
Pool 802783, 6.18% (RFUCCT1Y + 1.61%), 10/01/2034	52,703	53,960
Pool 820242, 5.00%, 07/01/2035	1,169	1,180
Pool 822815, 5.50%, 04/01/2035	1,197	1,231
Pool 838452, 5.50%, 09/01/2035	180	184
Pool 865854, 6.00%, 03/01/2036	991	1,037
Pool 888504, 6.25% (1 yr. CMT Rate + 2.00%), 04/01/2034	18,922	19,337
Pool 891474, 6.00%, 04/01/2036	1,442	1,482
Pool 899119, 5.50%, 04/01/2037	22	22
Pool 906000, 6.00%, 01/01/2037	752	787
Pool 928062, 5.50%, 02/01/2037	19	19
Pool 964930, 5.50%, 08/01/2038	40	41
Pool 968371, 5.50%, 09/01/2038	9	9
Pool 970131, 5.50%, 03/01/2038	44	45
Pool 985108, 5.50%, 07/01/2038	28	29
Pool 987032, 5.50%, 08/01/2038	20	20
Pool 993050, 5.50%, 12/01/2038	12	12
Pool 993579, 4.00%, 05/01/2039	4,602	4,438
Pool AA5840, 4.00%, 06/01/2039	769	746
Pool AA8715, 4.00%, 06/01/2039	16,831	16,316
Pool AB1500, 4.00%, 09/01/2040	3,053	2,949
Pool AB3995, 4.00%, 12/01/2041	5,206	5,033
Pool AB5529, 4.00%, 07/01/2042	12,163	11,835
Pool AB6228, 3.50%, 09/01/2042	42,760	40,331
Pool AD0586, 4.50%, 12/01/2039	46,273	45,818
Pool AD1889, 4.50%, 03/01/2041	28,725	28,422
Pool AD4062, 5.00%, 05/01/2040	118,942	120,268
Pool AD6929, 5.00%, 06/01/2040	75,535	76,377
Pool AD9856, 4.00%, 09/01/2040	2,865	2,766
Pool AD9896, 4.00%, 08/01/2040	2,514	2,422
Pool AE2559, 4.00%, 09/01/2040	1,452	1,403
Pool AE2562, 4.00%, 09/01/2040	462	446
Pool AE2566, 4.00%, 09/01/2040	225	218
Pool AE3916, 4.00%, 11/01/2040	3,129	3,027
Pool AE4124, 4.00%, 10/01/2040	4,725	4,564
Pool AE4888, 4.00%, 10/01/2040	3,054	2,952

	Par	Value
Pool AE5147, 4.00%, 11/01/2040	$514	$496
Pool AE8715, 4.00%, 11/01/2040	6,073	5,865
Pool AH0006, 4.00%, 12/01/2040	1,061	1,024
Pool AH0020, 4.00%, 12/01/2040	3,414	3,297
Pool AH0599, 4.00%, 12/01/2040	4,225	4,080
Pool AH0601, 4.00%, 12/01/2040	600	580
Pool AH1263, 4.00%, 01/01/2041	3,753	3,624
Pool AH4659, 4.00%, 02/01/2041	822	795
Pool AH5653, 4.00%, 02/01/2041	15,608	15,072
Pool AH6150, 4.00%, 03/01/2041	2,442	2,358
Pool AI0848, 4.00%, 12/01/2041	4,400	4,257
Pool AI8842, 4.50%, 08/01/2041	13,018	12,890
Pool AJ1562, 4.00%, 10/01/2041	5,559	5,362
Pool AJ1972, 4.00%, 10/01/2041	2,264	2,188
Pool AJ2212, 4.50%, 10/01/2041	153,266	151,601
Pool AJ2446, 4.00%, 01/01/2042	3,322	3,206
Pool AJ3330, 4.00%, 11/01/2041	4,964	4,800
Pool AJ4187, 4.00%, 12/01/2041	3,654	3,534
Pool AJ4549, 4.00%, 11/01/2041	4,326	4,182
Pool AJ4698, 4.00%, 11/01/2041	3,812	3,685
Pool AJ4756, 4.00%, 10/01/2041	5,639	5,450
Pool AJ5424, 4.00%, 11/01/2041	8,115	7,842
Pool AJ5736, 4.00%, 12/01/2041	4,168	4,028
Pool AJ5968, 4.00%, 12/01/2041	2,470	2,384
Pool AJ6061, 4.00%, 12/01/2041	4,954	4,778
Pool AJ7538, 4.00%, 01/01/2042	6,192	5,974
Pool AJ7840, 4.00%, 11/01/2041	2,311	2,231
Pool AJ7868, 4.00%, 12/01/2041	3,519	3,404
Pool AJ8001, 4.00%, 01/01/2042	2,363	2,279
Pool AJ8104, 4.00%, 12/01/2041	7,628	7,371
Pool AJ8109, 4.00%, 12/01/2041	6,429	6,215
Pool AJ8171, 4.00%, 12/01/2041	2,725	2,631
Pool AJ8325, 3.00%, 12/01/2026	9,077	9,028
Pool AJ8341, 4.00%, 12/01/2041	6,896	6,669
Pool AJ8369, 4.00%, 01/01/2042	5,408	5,228
Pool AJ8436, 4.00%, 12/01/2041	8,444	8,161
Pool AJ8912, 4.00%, 12/01/2041	3,892	3,763
Pool AJ9162, 4.00%, 01/01/2042	5,976	5,777
Pool AJ9248, 4.00%, 12/01/2041	4,008	3,874
Pool AJ9330, 4.00%, 01/01/2042	27,407	26,490
Pool AJ9779, 4.00%, 01/01/2042	1,241	1,205
Pool AK0170, 4.00%, 01/01/2042	4,774	4,616
Pool AK0543, 4.00%, 01/01/2042	10,662	10,303
Pool AK0563, 4.00%, 01/01/2042	4,447	4,299
Pool AK1827, 4.00%, 01/01/2042	8,924	8,625
Pool AL0187, 5.00%, 05/01/2041	17,399	17,593
Pool AL0215, 4.50%, 04/01/2041	21,467	21,256
Pool AL0456, 5.00%, 06/01/2041	3,299	3,336
Pool AL0815, 4.00%, 09/01/2041	11,017	10,646
Pool AL0934, 5.00%, 02/01/2041	22,697	22,950
Pool AL2752, 5.00%, 03/01/2042	70,342	71,126
Pool AL5233, 4.00%, 01/01/2041	14,441	13,987
Pool AQ9316, 2.50%, 01/01/2043	121,575	108,271
Pool AS5469, 4.00%, 07/01/2045	137,812	132,663

The accompanying notes are an integral part of these financial statements.

2

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
Pool AS5597, 3.50%, 08/01/2045	$24,205	$22,739
Pool AS7170, 3.50%, 05/01/2046	101,730	95,210
Pool AS7242, 3.50%, 05/01/2046	95,262	89,117
Pool AS7492, 4.00%, 07/01/2046	78,092	74,884
Pool AS8947, 3.50%, 03/01/2047	131,844	123,312
Pool AS9772, 3.50%, 06/01/2037	96,958	93,464
Pool AT2720, 3.00%, 05/01/2043	312,331	286,686
Pool AT5900, 3.00%, 06/01/2043	195,698	179,477
Pool AU1625, 3.50%, 07/01/2043	121,816	114,580
Pool AZ0832, 4.00%, 07/01/2045	184,660	177,808
Pool BC4938, 2.50%, 04/01/2031	8,638	8,364
Pool BC9468, 3.00%, 06/01/2046	172,973	156,701
Pool BN5279, 4.00%, 02/01/2049	294,718	282,157
Pool BV2993, 2.00%, 04/01/2052	754,817	609,271
Pool BV9804, 2.00%, 05/01/2052	164,278	132,574
Pool CA0858, 3.50%, 12/01/2047	976,076	909,074
Pool CB6431, 5.50%, 06/01/2053	1,451,062	1,463,331
Pool CB6870, 5.50%, 08/01/2053	1,340,027	1,351,562
Pool FM7678, 2.50%, 06/01/2051	1,501,259	1,289,955
Pool FM9491, 2.50%, 11/01/2051	1,505,735	1,294,016
Pool FS1069, 2.00%, 12/01/2051	353,921	285,350
Pool FS1108, 2.50%, 09/01/2051	1,460,390	1,250,512
Pool FS1598, 2.00%, 04/01/2052	120,822	97,755
Pool MA1870, 4.50%, 04/01/2034	69,770	69,826
Pool MA3038, 4.50%, 06/01/2047	15,381	15,143
Pool MA4307, 3.00%, 04/01/2051	1,557,627	1,380,179
Pool MA5884, 4.00%, 11/01/2040	1,919,999	1,874,600
Series 2012-18, Class GA, 2.00%, 12/25/2041	18,361	17,276
Series 2012-21, Class PQ, 2.00%, 09/25/2041	9,067	8,628
Series 2012-52, Class PA, 3.50%, 05/25/2042	15,837	15,281
Series 2015-48, Class QB, 3.00%, 02/25/2043	11,363	11,206
Series 2016-11, Class GA, 2.50%, 03/25/2046	27,075	25,373
Series 2016-38, Class NA, 3.00%, 01/25/2046	15,665	14,676
Series 2017-16, Class PB, 3.00%, 03/25/2047	217,000	190,532
Series 2017-26, Class CG, 3.50%, 07/25/2044	7,402	7,365
Series 2017-34, Class JK, 3.00%, 05/25/2047	7,193	7,074
Series 2017-35, Class AH, 3.50%, 04/25/2053	8,477	8,440
Series 2017-49, Class JA, 4.00%, 07/25/2053	12,804	12,763
Series 2017-84, Class KA, 3.50%, 04/25/2053	15,654	15,551
Series 2018-23, Class LA, 3.50%, 04/25/2048	43,839	41,970
Series 2018-70, Class HA, 3.50%, 10/25/2056	26,431	25,827

	Par	Value
Series 2019-12, Class HA, 3.50%, 11/25/2057	$54,842	$52,739
Series 2019-14, Class CA, 3.50%, 04/25/2049	48,995	47,297
Series 2019-45, Class PT, 3.00%, 08/25/2049	47,972	43,585
Series 2019-M21, Class X3, 1.13%, 06/25/2034(d)(e)	1,317,250	73,410
Series 2020-1, Class AC, 3.50%, 08/25/2058	132,273	126,308
Series 2022-90, Class AY, 4.50%, 12/25/2041	515,000	510,266
Series 415, Class A3, 3.00%, 11/25/2042	38,893	35,782
Series Pool #TBA, Pool TBA, 5.50%, 03/25/2053(c)	2,590,000	2,602,299
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2022-DNA3, Class M1B, 6.56% (30 day avg SOFR US + 2.90%), 04/25/2042 (Callable 04/25/2027)(f)	95,000	96,747
Series 2022-DNA4, Class M1B, 7.01% (30 day avg SOFR US + 3.35%), 05/25/2042 (Callable 05/25/2027)(f)	240,000	245,248
Series 2022-DNA7, Class M1B, 8.66% (30 day avg SOFR US + 5.00%), 03/25/2052 (Callable 09/25/2027)(f)	320,000	336,429
Series 2022-HQA3, Class M1B, 7.21% (30 day avg SOFR US + 3.55%), 08/25/2042 (Callable 08/25/2027)(f)	175,000	180,064
Series 2023-HQA1, Class M1B, 7.16% (30 day avg SOFR US + 3.50%), 05/25/2043 (Callable 05/25/2028)(f)	95,000	99,253
Government National Mortgage Association
5.00%, 04/15/2041(c)	2,300,000	2,277,542
Pool 614436, 5.00%, 08/15/2033	3,681	3,734
Pool 723248, 5.00%, 10/15/2039	194,803	198,917
Pool 736686, 5.00%, 02/15/2039	8,604	8,778
Pool 783403, 3.50%, 09/15/2041	74,034	69,656
Pool MA4587, 4.00%, 07/20/2047	16,461	15,744
Pool MA4652, 3.50%, 08/20/2047	48,320	45,540
Pool MA4778, 3.50%, 10/20/2047	89,529	83,437
Pool MA4779, 4.00%, 10/20/2047	63,256	60,413
Pool MA4780, 4.50%, 10/20/2047	71,227	70,233
Pool MA7051, 2.00%, 12/20/2050	1,068,648	882,739
Pool MA7650, 3.00%, 10/20/2051	1,893,657	1,693,596
Pool MA8199, 3.50%, 08/20/2052	963,701	890,403
Pool MA9362, 5.50%, 12/20/2053	1,134,745	1,153,829
Pool MA9780, 6.00%, 07/20/2054	721,777	735,487
Pool MB0092, 5.50%, 12/20/2054	459,671	464,082
Pool MB0873, 6.00%, 01/20/2056	750,817	765,754

The accompanying notes are an integral part of these financial statements.

3

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
Pool MB0935, 4.50%, 02/20/2056	$1,367,031	$1,321,045
Pool MB0937, 5.50%, 02/20/2056	471,536	475,803
Pool TBA, 4.00%, 05/15/2042(c)	325,000	304,069
Series 2013-37, Class LG, 2.00%, 01/20/2042	9,566	9,432
Series 2025-110, Class J, 5.00%, 09/20/2051	333,201	332,608
TOTAL MORTGAGE-BACKED SECURITIES (Cost $57,644,829)		56,026,609
CORPORATE OBLIGATIONS - 15.7%
Aerospace & Defense - 0.2%
Boeing Co.
3.20%, 03/01/2029 (Callable 12/01/2028)	40,000	38,589
2.95%, 02/01/2030 (Callable 11/01/2029)	45,000	42,345
5.15%, 05/01/2030 (Callable 02/01/2030)	90,000	91,391
6.39%, 05/01/2031 (Callable 03/01/2031)	55,000	58,693
6.53%, 05/01/2034 (Callable 02/01/2034)	20,000	21,792
5.71%, 05/01/2040 (Callable 11/01/2039)	164,000	164,370
		417,180
Air Freight & Logistics - 0.1%
Fedex Freight Holding Co., Inc.
4.65%, 03/15/2031 (Callable 02/15/2031)(f)	85,000	83,523
4.95%, 03/15/2033 (Callable 01/15/2033)(f)	80,000	78,093
		161,616
Banks - 1.6%
Bank of America Corp., 1.92% to 10/24/2030 then SOFR + 1.37%, 10/24/2031 (Callable 10/24/2030)	365,000	323,482
Citigroup, Inc., 4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031 (Callable 09/11/2030)	275,000	271,963
HSBC Holdings PLC
5.24% to 05/13/2030 then SOFR + 1.57%, 05/13/2031 (Callable 05/13/2030)	200,000	202,986
4.62% to 11/06/2030 then SOFR + 1.19%, 11/06/2031 (Callable 11/06/2030)	200,000	197,264
4.68% to 03/10/2031 then SOFR + 1.21%, 03/10/2032 (Callable 03/10/2031)	200,000	197,301
JPMorgan Chase & Co.
4.32% to 04/26/2027 then SOFR + 1.56%, 04/26/2028 (Callable 04/26/2027)	20,000	19,994

	Par	Value
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028 (Callable 10/22/2027)	$45,000	$45,054
3.51% to 01/23/2028 then 3 mo. Term SOFR + 1.21%, 01/23/2029 (Callable 01/23/2028)	45,000	44,287
5.30% to 07/24/2028 then SOFR + 1.45%, 07/24/2029 (Callable 07/24/2028)	175,000	178,274
5.58% to 04/22/2029 then SOFR + 1.16%, 04/22/2030 (Callable 04/22/2029)	180,000	185,528
5.00% to 07/22/2029 then SOFR + 1.13%, 07/22/2030 (Callable 07/22/2029)	180,000	182,619
2.74% to 10/15/2029 then 3 mo. Term SOFR + 1.51%, 10/15/2030 (Callable 10/15/2029)	55,000	51,784
5.10% to 04/22/2030 then SOFR + 1.44%, 04/22/2031 (Callable 04/22/2030)	235,000	239,327
4.26% to 10/22/2030 then SOFR + 0.93%, 10/22/2031 (Callable 10/22/2030)	145,000	142,805
2.55% to 11/08/2031 then SOFR + 1.18%, 11/08/2032 (Callable 11/08/2031)	160,000	142,321
5.34% to 01/23/2034 then SOFR + 1.62%, 01/23/2035 (Callable 01/23/2034)	90,000	91,415
4.95% to 10/22/2034 then SOFR + 1.34%, 10/22/2035 (Callable 10/22/2034)	30,000	29,685
Wells Fargo & Co.
6.30% to 10/23/2028 then SOFR + 1.79%, 10/23/2029 (Callable 10/23/2028)	35,000	36,457
2.57% to 02/11/2030 then 3 mo. Term SOFR + 1.26%, 02/11/2031 (Callable 02/11/2030)	35,000	32,381
5.15% to 04/23/2030 then SOFR + 1.50%, 04/23/2031 (Callable 04/23/2030)	80,000	81,374
4.90% to 07/25/2032 then SOFR + 2.10%, 07/25/2033 (Callable 07/25/2032)	35,000	34,820
6.49% to 10/23/2033 then SOFR + 2.06%, 10/23/2034 (Callable 10/23/2033)	20,000	21,652
5.01% to 04/04/2050 then 3 mo. Term SOFR + 4.50%, 04/04/2051 (Callable 04/04/2050)	70,000	61,809
		2,814,582
Beverages - 0.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/2046 (Callable 08/01/2045)	150,000	135,526

The accompanying notes are an integral part of these financial statements.

4

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
CORPORATE OBLIGATIONS - (Continued)
Beverages - (Continued)
Bacardi Ltd. / Bacardi-Martini BV, 5.40%, 06/15/2033 (Callable 03/15/2033)(f)	$100,000	$99,147
Keurig Dr Pepper, Inc.
3.95%, 04/15/2029 (Callable 02/15/2029)	65,000	63,685
3.20%, 05/01/2030 (Callable 02/01/2030)	12,000	11,256
4.60%, 05/15/2030 (Callable 04/15/2030)	115,000	113,824
2.25%, 03/15/2031 (Callable 12/15/2030)	182,000	160,814
5.20%, 03/15/2031 (Callable 01/15/2031)	63,000	63,709
4.05%, 04/15/2032 (Callable 01/15/2032)	90,000	85,184
5.30%, 03/15/2034 (Callable 12/15/2033)	95,000	94,281
5.15%, 05/15/2035 (Callable 02/15/2035)	20,000	19,519
		846,945
Broadline Retail - 0.2%
Amazon.com, Inc., 5.95%, 03/13/2066 (Callable 09/13/2065)	310,000	311,901
Capital Markets - 1.1%
Bank of New York Mellon Corp., 4.03% (SOFR + 0.63%), 01/22/2030 (Callable 01/22/2029)	160,000	158,355
Goldman Sachs Group, Inc.
5.05% to 07/23/2029 then SOFR + 1.21%, 07/23/2030 (Callable 07/23/2029)	120,000	121,450
4.69% to 10/23/2029 then SOFR + 1.14%, 10/23/2030 (Callable 10/23/2029)	110,000	110,071
5.21% to 01/28/2030 then SOFR + 1.08%, 01/28/2031 (Callable 01/28/2030)	80,000	81,296
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031 (Callable 04/23/2030)	135,000	137,336
Intercontinental Exchange, Inc., 2.65%, 09/15/2040 (Callable 03/15/2040)	185,000	136,018
Morgan Stanley
6.41% to 11/01/2028 then SOFR + 1.83%, 11/01/2029 (Callable 11/01/2028)	65,000	67,856
4.24% (SOFR + 0.80%), 01/09/2030 (Callable 01/09/2029)	30,000	29,699
5.66% to 04/18/2029 then SOFR + 1.26%, 04/18/2030 (Callable 04/18/2029)	195,000	200,615

	Par	Value
5.23% to 01/15/2030 then SOFR + 1.11%, 01/15/2031 (Callable 01/15/2030)	$50,000	$50,777
2.70% to 01/22/2030 then SOFR + 1.14%, 01/22/2031 (Callable 01/22/2030)	120,000	111,465
1.79% to 02/13/2031 then SOFR + 1.03%, 02/13/2032 (Callable 02/13/2031)	180,000	155,916
4.71% to 03/12/2031 then SOFR + 1.20%, 03/12/2032 (Callable 03/12/2031)	90,000	89,422
2.51% to 10/20/2031 then SOFR + 1.20%, 10/20/2032 (Callable 10/20/2031)	35,000	30,913
5.47% to 01/18/2034 then SOFR + 1.73%, 01/18/2035 (Callable 01/18/2034)	40,000	40,683
5.83% to 04/19/2034 then SOFR + 1.58%, 04/19/2035 (Callable 04/19/2034)	80,000	83,045
Morgan Stanley Private Bank NA, 4.21% to 02/08/2029 then SOFR + 0.76%, 02/08/2030 (Callable 02/08/2029)	250,000	247,461
		1,852,378
Commercial Services & Supplies - 0.1%
Element Fleet Management Corp., 4.64%, 11/24/2030 (Callable 10/24/2030)(f)	180,000	177,578
Veralto Corp., 5.50%, 09/18/2026 (Callable 08/18/2026)	40,000	40,170
		217,748
Consumer Finance - 0.3%
American Express Co., 5.09% to 01/30/2030 then SOFR + 1.02%, 01/30/2031 (Callable 01/30/2030)	60,000	61,049
Synchrony Financial
5.45% to 03/06/2030 then SOFR + 1.68%, 03/06/2031 (Callable 03/06/2030)	195,000	195,058
2.88%, 10/28/2031 (Callable 07/28/2031)	10,000	8,729
4.95% to 02/25/2031 then SOFR + 1.53%, 02/25/2032 (Callable 02/25/2031)	60,000	58,264
6.00% to 07/29/2035 then SOFR + 2.07%, 07/29/2036 (Callable 07/29/2035)	155,000	153,095
		476,195
Diversified Telecommunication Services - 0.3%
Comcast Corp.
3.75%, 04/01/2040 (Callable 10/01/2039)	250,000	203,070
3.40%, 07/15/2046 (Callable 01/15/2046)	15,000	10,260

The accompanying notes are an integral part of these financial statements.

5

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
CORPORATE OBLIGATIONS - (Continued)
Diversified Telecommunication Services - (Continued)
2.80%, 01/15/2051 (Callable 07/15/2050)	$20,000	$11,485
2.89%, 11/01/2051 (Callable 05/01/2051)	135,000	78,171
Orange SA, 4.25%, 01/13/2031 (Callable 12/13/2030)(f)	200,000	196,316
		499,302
Electric Utilities - 2.8%
Alabama Power Co.
4.30%, 03/15/2031 (Callable 01/15/2031)	165,000	163,390
3.45%, 10/01/2049 (Callable 04/01/2049)	45,000	31,456
Cleco Corporate Holdings LLC, 3.38%, 09/15/2029 (Callable 06/15/2029)	50,000	46,763
Duke Energy Corp.
2.45%, 06/01/2030 (Callable 03/01/2030)	50,000	46,090
2.55%, 06/15/2031 (Callable 03/15/2031)	139,000	125,080
5.45%, 06/15/2034 (Callable 03/15/2034)	25,000	25,574
4.95%, 09/15/2035 (Callable 06/15/2035)	195,000	190,384
Duke Energy Ohio, Inc.
5.25%, 04/01/2033 (Callable 01/01/2033)	20,000	20,458
5.55%, 03/15/2054 (Callable 09/15/2053)	90,000	86,414
Edison International
6.25%, 03/15/2030 (Callable 02/15/2030)	115,000	119,249
4.80%, 03/15/2031 (Callable 02/15/2031)	110,000	107,590
Eversource Energy
4.45%, 12/15/2030 (Callable 11/15/2030)	30,000	29,593
5.13%, 05/15/2033 (Callable 02/15/2033)	145,000	144,693
FirstEnergy Corp., 3.90%, 07/15/2027 (Callable 04/15/2027)(g)	50,000	49,596
Georgia Power Co.
4.00%, 10/01/2028 (Callable 09/01/2028)	65,000	64,638
4.55%, 03/15/2030 (Callable 01/15/2030)	65,000	65,268
5.20%, 03/15/2035 (Callable 09/15/2034)	15,000	15,248
4.75%, 09/01/2040	50,000	46,909
Jersey Central Power & Light Co., 5.10%, 01/15/2035 (Callable 10/15/2034)	35,000	35,027

	Par	Value
Ohio Power Co., 5.00%, 06/01/2033 (Callable 03/01/2033)	$160,000	$159,730
Pacific Gas and Electric Co.
4.55%, 07/01/2030 (Callable 01/01/2030)	95,000	93,688
2.50%, 02/01/2031 (Callable 11/01/2030)	210,000	188,207
3.25%, 06/01/2031 (Callable 03/01/2031)	45,000	41,535
6.15%, 01/15/2033 (Callable 10/15/2032)	113,000	118,284
6.95%, 03/15/2034 (Callable 12/15/2033)	147,000	161,034
5.80%, 05/15/2034 (Callable 02/15/2034)	170,000	174,364
3.30%, 08/01/2040 (Callable 02/01/2040)	50,000	37,468
4.60%, 06/15/2043 (Callable 12/15/2042)	18,000	14,910
4.75%, 02/15/2044 (Callable 08/15/2043)	35,000	29,327
4.30%, 03/15/2045 (Callable 09/15/2044)	43,000	33,598
3.50%, 08/01/2050 (Callable 02/01/2050)	35,000	23,158
6.75%, 01/15/2053 (Callable 07/15/2052)	111,000	115,496
6.10%, 10/15/2055 (Callable 04/15/2055)	25,000	24,062
PacifiCorp
5.45%, 04/15/2033 (Callable 02/15/2033)	35,000	35,133
5.80%, 04/15/2036 (Callable 01/15/2036)	35,000	35,312
4.13%, 01/15/2049 (Callable 07/15/2048)	11,000	8,085
Pinnacle West Capital Corp.
4.90%, 05/15/2028 (Callable 04/15/2028)	73,000	73,577
5.15%, 05/15/2030 (Callable 04/15/2030)	95,000	96,474
Public Service Co. of Oklahoma, 5.20%, 01/15/2035 (Callable 10/15/2034)	175,000	174,383
Public Service Enterprise Group, Inc., 6.13%, 10/15/2033 (Callable 07/15/2033)	35,000	37,102
Southern California Edison Co.
5.15%, 06/01/2029 (Callable 05/01/2029)	95,000	96,361
2.25%, 06/01/2030 (Callable 03/01/2030)	50,000	45,217
2.75%, 02/01/2032 (Callable 11/01/2031)	65,000	57,973
6.00%, 01/15/2034	35,000	36,551
5.45%, 03/01/2035 (Callable 12/01/2034)	35,000	35,164

The accompanying notes are an integral part of these financial statements.

6

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
CORPORATE OBLIGATIONS - (Continued)
Electric Utilities - (Continued)
3.90%, 03/15/2043 (Callable 09/15/2042)	$25,000	$18,976
4.65%, 10/01/2043 (Callable 04/01/2043)	45,000	37,855
4.00%, 04/01/2047 (Callable 10/01/2046)	13,000	9,697
4.13%, 03/01/2048 (Callable 09/01/2047)	132,000	99,102
3.65%, 02/01/2050 (Callable 08/01/2049)	70,000	48,033
5.45%, 06/01/2052 (Callable 12/01/2051)	82,000	72,836
5.70%, 03/01/2053 (Callable 09/01/2052)	88,000	81,107
5.90%, 03/01/2055 (Callable 09/01/2054)	10,000	9,547
Southern Co.
4.85%, 06/15/2028 (Callable 04/15/2028)	45,000	45,452
5.70%, 03/15/2034 (Callable 09/15/2033)	40,000	41,481
4.85%, 03/15/2035 (Callable 09/15/2034)	40,000	38,954
Southwestern Electric Power Co.
5.30%, 04/01/2033 (Callable 01/01/2033)	45,000	45,661
5.20%, 04/01/2036 (Callable 01/01/2036)	35,000	34,453
5.90%, 04/01/2056 (Callable 10/01/2055)	55,000	53,735
Virginia Electric and Power Co.
5.00%, 01/15/2034 (Callable 10/15/2033)	65,000	64,842
5.05%, 08/15/2034 (Callable 05/15/2034)	45,000	45,001
5.15%, 03/15/2035 (Callable 12/15/2034)	60,000	60,030
4.90%, 09/15/2035 (Callable 06/15/2035)	215,000	210,682
4.95%, 03/15/2036 (Callable 12/15/2035)	290,000	282,823
4.20%, 05/15/2045 (Callable 11/15/2044)	10,000	8,077
5.35%, 01/15/2054 (Callable 07/15/2053)	30,000	27,712
Xcel Energy, Inc., 5.60%, 04/15/2035 (Callable 10/15/2034)	180,000	183,136
		4,878,805
Financial Services - 0.4%
Ares Strategic Income Fund
5.80%, 09/09/2030 (Callable 08/09/2030)(f)	110,000	107,033
5.15%, 01/15/2031 (Callable 12/15/2030)(f)	190,000	179,602

	Par	Value
5.55%, 04/15/2031 (Callable 03/15/2031)(f)	$155,000	$148,577
Prologis Targeted US Logistics Fund LP
4.25%, 01/15/2031 (Callable 12/15/2030)(f)	55,000	53,822
4.75%, 01/15/2036 (Callable 10/15/2035)(f)	130,000	124,917
		613,951
Food Products - 0.6%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.75%, 04/01/2033 (Callable 01/01/2033)	40,000	41,270
6.75%, 03/15/2034 (Callable 12/15/2033)	90,000	98,982
5.50%, 01/15/2036 (Callable 10/15/2035)	20,000	20,000
5.63%, 03/10/2037 (Callable 12/10/2036)(f)	40,000	40,107
7.25%, 11/15/2053 (Callable 05/15/2053)	55,000	60,531
6.25%, 03/01/2056 (Callable 09/01/2055)	30,000	29,217
6.38%, 04/15/2066 (Callable 10/15/2065)	235,000	230,136
Mars, Inc.
4.60%, 03/01/2028 (Callable 02/01/2028)(f)	40,000	40,258
4.80%, 03/01/2030 (Callable 02/01/2030)(f)	90,000	90,972
5.20%, 03/01/2035 (Callable 12/01/2034)(f)	55,000	55,580
5.65%, 05/01/2045 (Callable 11/01/2044)(f)	340,000	336,487
		1,043,540
Gas Utilities - 0.1%
Southern California Gas Co.
5.75%, 06/01/2053 (Callable 12/01/2052)	50,000	48,695
6.00%, 06/15/2055 (Callable 12/15/2054)	80,000	80,278
		128,973
Ground Transportation - 0.2%
CSX Corp., 5.05%, 06/15/2035 (Callable 03/15/2035)	100,000	100,477
Uber Technologies, Inc., 4.80%, 09/15/2035 (Callable 06/15/2035)	160,000	155,719
		256,196
Health Care Equipment & Supplies - 0.0%(h)
GE HealthCare Technologies, Inc., 5.50%, 06/15/2035 (Callable 03/15/2035)	50,000	51,062

The accompanying notes are an integral part of these financial statements.

7

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
CORPORATE OBLIGATIONS - (Continued)
Health Care Providers & Services - 0.3%
Cardinal Health, Inc.
5.00%, 11/15/2029 (Callable 10/15/2029)	$195,000	$197,914
4.50%, 09/15/2030 (Callable 08/15/2030)	150,000	149,319
Centene Corp.
2.50%, 03/01/2031 (Callable 12/01/2030)	50,000	41,881
2.63%, 08/01/2031 (Callable 05/01/2031)	120,000	100,317
Humana, Inc.
5.95%, 03/15/2034 (Callable 12/15/2033)	29,000	29,569
5.55%, 05/01/2035 (Callable 02/01/2035)	50,000	49,511
		568,511
Insurance - 0.1%
Lincoln National Corp., 5.35%, 11/15/2035 (Callable 08/15/2035)(i)	135,000	131,701
Interactive Media & Services - 0.5%
Alphabet, Inc.
5.35%, 11/15/2045 (Callable 05/15/2045)	60,000	58,780
5.30%, 05/15/2065 (Callable 11/15/2064)	235,000	217,703
5.75%, 02/15/2066 (Callable 08/15/2065)	35,000	34,771
5.70%, 11/15/2075 (Callable 05/15/2075)	185,000	180,014
Meta Platforms, Inc.
5.50%, 11/15/2045 (Callable 05/15/2045)	5,000	4,740
5.63%, 11/15/2055 (Callable 05/15/2055)	40,000	37,642
5.55%, 08/15/2064 (Callable 02/15/2064)	190,000	171,544
5.75%, 11/15/2065 (Callable 05/15/2065)	180,000	167,694
		872,888
Life Sciences Tools & Services - 0.2%
Augusta SpinCo Corp., 4.66%, 03/23/2031 (Callable 02/23/2031)	70,000	69,675
Thermo Fisher Scientific, Inc., 4.47%, 10/07/2032 (Callable 08/07/2032)	250,000	247,660
		317,335
Machinery - 0.1%
Westinghouse Air Brake Technologies Corp.
4.90%, 05/29/2030 (Callable 04/29/2030)	110,000	111,231

	Par	Value
5.61%, 03/11/2034 (Callable 12/11/2033)	$125,000	$128,744
		239,975
Media - 0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital
6.65%, 02/01/2034 (Callable 11/01/2033)	45,000	46,990
6.55%, 06/01/2034 (Callable 03/01/2034)	60,000	62,356
6.38%, 10/23/2035 (Callable 04/23/2035)	160,000	163,029
3.50%, 03/01/2042 (Callable 09/01/2041)	44,000	30,223
5.38%, 05/01/2047 (Callable 11/01/2046)	65,000	52,465
5.75%, 04/01/2048 (Callable 10/01/2047)	55,000	45,996
5.13%, 07/01/2049 (Callable 01/01/2049)	70,000	53,904
4.40%, 12/01/2061 (Callable 06/01/2061)	50,000	32,219
Cox Communications, Inc.
2.60%, 06/15/2031 (Callable 03/15/2031)(f)	65,000	57,583
5.45%, 09/01/2034 (Callable 06/01/2034)(f)	30,000	28,834
5.95%, 09/01/2054 (Callable 03/01/2054)(f)	115,000	100,560
Paramount Global
4.38%, 03/15/2043	159,000	96,026
5.85%, 09/01/2043 (Callable 03/01/2043)	249,000	172,565
4.95%, 05/19/2050 (Callable 11/19/2049)	130,000	77,703
Time Warner Cable, Inc.
5.50%, 09/01/2041 (Callable 03/01/2041)	30,000	25,886
4.50%, 09/15/2042 (Callable 03/15/2042)	50,000	37,751
		1,084,090
Metals & Mining - 0.2%
BHP Billiton Finance USA Ltd.
5.13%, 02/21/2032 (Callable 12/21/2031)	15,000	15,320
4.90%, 02/28/2033 (Callable 11/28/2032)	60,000	60,260
Glencore Funding LLC
5.37%, 04/04/2029 (Callable 03/04/2029)(f)	160,000	163,352
6.38%, 10/06/2030 (Callable 08/06/2030)(f)	70,000	74,290
6.50%, 10/06/2033 (Callable 07/06/2033)(f)	45,000	48,743

The accompanying notes are an integral part of these financial statements.

8

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
CORPORATE OBLIGATIONS - (Continued)
Metals & Mining - (Continued)
5.63%, 04/04/2034 (Callable 01/04/2034)(f)	$25,000	$25,608
		387,573
Multi-Utilities - 0.3%
CenterPoint Energy, Inc., 5.40%, 06/01/2029 (Callable 05/01/2029)	121,000	124,053
NiSource, Inc.
3.60%, 05/01/2030 (Callable 02/01/2030)	154,000	148,508
5.35%, 07/15/2035 (Callable 04/15/2035)	140,000	141,126
Public Service Enterprise Group, Inc., 5.45%, 04/01/2034 (Callable 01/01/2034)	30,000	30,479
WEC Energy Group, Inc., 4.75%, 01/15/2028 (Callable 12/15/2027)	90,000	90,689
		534,855
Natural Gas Distribution - 0.3%
Brooklyn Union Gas Co., 4.87%, 08/05/2032 (Callable 05/05/2032)(f)	110,000	107,681
Puget Energy, Inc., 5.73%, 03/15/2035 (Callable 12/15/2034)	280,000	282,564
Southern Co. Gas Capital Corp., 5.10%, 09/15/2035 (Callable 03/15/2035)	90,000	88,949
		479,194
Oil, Gas & Consumable Fuels - 1.3%
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/2031 (Callable 08/01/2031)(f)	6,000	6,036
5.00%, 11/17/2032 (Callable 09/17/2032)(f)	105,000	104,356
ConocoPhillips Co.
3.80%, 03/15/2052 (Callable 09/15/2051)	117,000	85,734
4.03%, 03/15/2062 (Callable 09/15/2061)	80,000	57,816
5.70%, 09/15/2063 (Callable 03/15/2063)	15,000	14,467
5.65%, 01/15/2065 (Callable 06/15/2064)	30,000	28,641
Diamondback Energy, Inc.
5.40%, 04/18/2034 (Callable 01/18/2034)	145,000	147,322
6.25%, 03/15/2053 (Callable 09/15/2052)	15,000	15,174
5.90%, 04/18/2064 (Callable 10/18/2063)	125,000	118,598
Energy Transfer LP, 5.00%, 05/15/2050 (Callable 11/15/2049)	86,000	71,512

	Par	Value
Enterprise Products Operating LLC, 5.20%, 01/15/2036 (Callable 10/15/2035)	$70,000	$70,446
Equinor ASA, 3.63%, 04/06/2040 (Callable 10/06/2039)	45,000	37,698
MPLX LP
4.80%, 02/15/2031 (Callable 01/15/2031)	50,000	50,137
5.00%, 01/15/2033 (Callable 11/15/2032)	180,000	178,809
5.50%, 06/01/2034 (Callable 03/01/2034)	160,000	161,792
ONEOK, Inc.
4.75%, 10/15/2031 (Callable 08/15/2031)	65,000	64,331
6.10%, 11/15/2032 (Callable 08/15/2032)	15,000	15,811
6.05%, 09/01/2033 (Callable 06/01/2033)	90,000	94,333
5.05%, 11/01/2034 (Callable 08/01/2034)	195,000	189,872
6.63%, 09/01/2053 (Callable 03/01/2053)	15,000	15,440
Saudi Arabian Oil Co., 6.38%, 06/02/2055 (Callable 12/02/2054)(f)	200,000	199,285
Targa Resources Corp.
4.35%, 04/15/2031 (Callable 03/15/2031)	55,000	53,844
5.40%, 07/30/2036 (Callable 04/30/2036)	110,000	109,266
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.00%, 01/15/2032 (Callable 07/15/2026)	65,000	61,595
TotalEnergies Capital SA
5.64%, 04/05/2064 (Callable 10/05/2063)	160,000	153,791
5.43%, 09/10/2064 (Callable 03/10/2064)	15,000	13,976
Williams Cos., Inc.
5.65%, 03/15/2033 (Callable 12/15/2032)	50,000	51,693
5.15%, 03/15/2036 (Callable 12/15/2035)	80,000	78,874
		2,250,649
Other Electric Power Generation - 0.5%
Arizona Public Service Co., 5.70%, 08/15/2034 (Callable 05/15/2034)	60,000	62,255
CenterPoint Energy Resources Corp., 1.75%, 10/01/2030 (Callable 07/01/2030)	30,000	26,597
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051 (Callable 06/01/2051)	130,000	85,076

The accompanying notes are an integral part of these financial statements.

9

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
CORPORATE OBLIGATIONS - (Continued)
Other Electric Power Generation - (Continued)
5.50%, 03/15/2055 (Callable 09/15/2054)	$105,000	$100,174
Duke Energy Carolinas LLC, 5.30%, 02/15/2040	86,000	85,094
Duke Energy Indiana, Inc., 4.90%, 07/15/2043 (Callable 01/15/2043)	55,000	50,347
Duke Energy Progress LLC
5.05%, 03/15/2035 (Callable 12/15/2034)	65,000	65,192
5.55%, 03/15/2055 (Callable 09/15/2054)	45,000	43,549
NSTAR Electric Co.
5.40%, 06/01/2034 (Callable 03/01/2034)	25,000	25,586
5.20%, 03/01/2035 (Callable 12/01/2034)	100,000	100,829
Oglethorpe Power Corp., 5.05%, 10/01/2048 (Callable 04/01/2048)	65,000	56,982
Ohio Edison Co.
4.95%, 12/15/2029 (Callable 11/15/2029)(f)	45,000	45,495
5.50%, 01/15/2033 (Callable 10/15/2032)(f)	25,000	25,760
Southern Power Co., 4.90%, 10/01/2035 (Callable 04/01/2035)	125,000	121,019
		893,955
Pharmaceuticals - 0.1%
Royalty Pharma PLC, 5.20%, 09/25/2035 (Callable 06/25/2035)	80,000	79,036
Viatris, Inc., 4.00%, 06/22/2050 (Callable 12/22/2049)	135,000	88,757
		167,793
Retail REITs - 0.1%
Realty Income Corp., 4.50%, 02/01/2033 (Callable 12/01/2032)	180,000	175,691
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom, Inc.
4.20%, 10/15/2030 (Callable 09/15/2030)	210,000	207,729
5.20%, 07/15/2035 (Callable 04/15/2035)	90,000	90,753
Foundry JV Holdco LLC, 6.15%, 01/25/2032 (Callable 11/25/2031)(f)	400,000	417,896
Intel Corp.
4.10%, 05/11/2047 (Callable 11/11/2046)	50,000	37,436
3.73%, 12/08/2047 (Callable 06/08/2047)	205,000	143,594
3.25%, 11/15/2049 (Callable 05/15/2049)	18,000	11,405

	Par	Value
4.75%, 03/25/2050 (Callable 09/25/2049)	$75,000	$60,859
5.05%, 08/05/2062 (Callable 02/05/2062)	95,000	77,051
NVIDIA Corp., 3.50%, 04/01/2040 (Callable 10/01/2039)	220,000	183,485
		1,230,208
Software - 1.2%
Oracle Corp.
4.80%, 09/26/2032 (Callable 07/26/2032)	330,000	314,272
4.90%, 02/06/2033 (Callable 11/06/2032)	20,000	18,974
5.35%, 05/04/2033 (Callable 03/04/2033)	145,000	141,241
4.30%, 07/08/2034 (Callable 01/08/2034)	192,000	170,420
4.70%, 09/27/2034 (Callable 06/27/2034)	100,000	91,373
3.80%, 11/15/2037 (Callable 05/15/2037)	50,000	39,756
3.60%, 04/01/2040 (Callable 10/01/2039)	59,000	42,834
3.65%, 03/25/2041 (Callable 09/25/2040)	18,000	12,831
3.60%, 04/01/2050 (Callable 10/01/2049)	167,000	101,106
3.95%, 03/25/2051 (Callable 09/25/2050)	110,000	69,621
5.55%, 02/06/2053 (Callable 08/06/2052)	44,000	35,188
5.38%, 09/27/2054 (Callable 03/27/2054)	26,000	20,207
6.00%, 08/03/2055 (Callable 02/03/2055)	40,000	33,671
4.10%, 03/25/2061 (Callable 09/25/2060)	45,000	27,758
5.50%, 09/27/2064 (Callable 03/27/2064)	65,000	49,952
6.13%, 08/03/2065 (Callable 02/03/2065)	55,000	45,664
6.10%, 09/26/2065 (Callable 03/26/2065)	20,000	16,608
6.85%, 02/04/2066 (Callable 08/04/2065)	205,000	189,056
Salesforce, Inc.
4.65%, 03/15/2029 (Callable 02/15/2029)	110,000	110,197
5.20%, 03/15/2033 (Callable 01/15/2033)	115,000	114,886
6.40%, 03/15/2046 (Callable 09/15/2045)	255,000	257,085
6.70%, 03/15/2066 (Callable 09/15/2065)	140,000	142,975
		2,045,675

The accompanying notes are an integral part of these financial statements.

10

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
CORPORATE OBLIGATIONS - (Continued)
Specialty Retail - 0.1%
O’Reilly Automotive, Inc., 5.00%, 08/19/2034 (Callable 05/19/2034)	$40,000	$39,581
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.75%, 05/24/2026 (Callable 05/01/2026)(f)	55,000	54,967
6.05%, 08/01/2028 (Callable 07/01/2028)(f)	50,000	51,445
4.55%, 01/15/2031 (Callable 12/15/2030)(f)	45,000	44,551
		190,544
Textiles, Apparel & Luxury Goods - 0.0%(h)
Tapestry, Inc., 5.50%, 03/11/2035 (Callable 12/11/2034)	45,000	45,120
Tobacco - 0.4%
BAT Capital Corp., 5.83%, 02/20/2031 (Callable 12/20/2030)	50,000	52,329
Philip Morris International, Inc.
4.88%, 02/15/2028 (Callable 01/15/2028)	41,000	41,430
5.13%, 02/15/2030 (Callable 12/15/2029)	220,000	224,507
5.13%, 02/13/2031 (Callable 12/13/2030)	80,000	81,861
4.75%, 11/01/2031 (Callable 09/01/2031)	145,000	145,689
5.38%, 02/15/2033 (Callable 11/15/2032)	50,000	51,381
		597,197
Trust, Fiduciary, and Custody Activities - 0.1%
Equitable America Global Funding, 4.70%, 09/15/2032(f)	90,000	87,504
Wireless Telecommunications Carriers (except Satellite) - 0.1%
T-Mobile USA, Inc., 2.55%, 02/15/2031 (Callable 11/15/2030)	145,000	131,901
TOTAL CORPORATE OBLIGATIONS (Cost $27,694,581)		27,002,733
COLLATERALIZED MORTGAGE OBLIGATIONS - 15.3%
Angel Oak Mortgage Trust LLC
Series 2020-6, Class A1, 1.26%, 05/25/2065 (Callable 04/25/2026)(e)(f)	18,187	16,960
Series 2020-R1, Class A1, 0.99%, 04/25/2053 (Callable 04/25/2026)(e)(f)	26,833	25,940

	Par	Value
Series 2021-1, Class A1, 0.91%, 01/25/2066 (Callable 04/25/2026)(e)(f)	$58,573	$52,211
Series 2021-2, Class A1, 0.99%, 04/25/2066 (Callable 04/25/2026)(e)(f)	65,898	57,251
Series 2021-3, Class A1, 1.07%, 05/25/2066 (Callable 04/25/2026)(e)(f)	124,833	108,545
Series 2021-4, Class A1, 1.04%, 01/20/2065 (Callable 04/25/2026)(e)(f)	108,065	92,880
Series 2021-5, Class A1, 0.95%, 07/25/2066 (Callable 04/25/2026)(e)(f)	156,397	136,379
Series 2021-8, Class A1, 1.82%, 11/25/2066 (Callable 04/25/2026)(e)(f)	120,218	107,717
Series 2022-2, Class A1, 4.04%, 01/25/2067 (Callable 04/25/2026)(e)(f)	39,110	37,463
AREIT Trust, Series 2025-CRE11, Class A, 5.23% (1 mo. Term SOFR + 1.55%), 07/25/2043 (Callable 07/18/2028)(f)	260,000	260,707
Arroyo Mortgage Trust
Series 2019-2, Class A1, 3.35%, 04/25/2049 (Callable 04/25/2026)(e)(f)	28,944	28,195
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 04/25/2026)(e)(f)	30,911	29,665
BANK
Series 2019-BN18, Class XA, 0.88%, 05/15/2062 (Callable 02/15/2029)(d)(e)	958,561	23,247
Series 2019-BN20, Class XA, 0.81%, 09/15/2062 (Callable 07/15/2029)(d)(e)	1,117,194	26,432
Series 2019-BN22, Class XA, 0.58%, 11/15/2062 (Callable 08/15/2029)(d)(e)	1,279,121	23,500
Series 2019-BN23, Class XA, 0.68%, 12/15/2052 (Callable 09/15/2029)(d)(e)	2,097,767	43,609
Series 2019-BN24, Class XA, 0.63%, 11/15/2062 (Callable 09/15/2029)(d)(e)	967,581	20,105
Series 2020-BN26, Class XA, 1.19%, 03/15/2063 (Callable 12/15/2029)(d)(e)	931,851	31,774
Series 2020-BN28, Class XA, 1.76%, 03/15/2063 (Callable 07/15/2030)(d)(e)	1,491,920	94,440
Series 2023-BNK45, Class XA, 1.07%, 02/15/2056 (Callable 10/15/2032)(d)(e)	883,807	47,965

The accompanying notes are an integral part of these financial statements.

11

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
BANK5 Trust, Series 2026-5YR20, Class AS, 5.34%, 02/15/2059 (Callable 02/15/2031)	$280,000	$284,408
BBCMS Mortgage Trust, Series 2022-C15, Class A5, 3.66%, 04/15/2055 (Callable 04/15/2032)(e)	90,000	83,096
BBCMS Trust
Series 2024-C24, Class XA, 1.62%, 02/15/2057 (Callable 11/15/2033)(d)(e)	991,131	88,681
Series 2024-C28, Class XA, 1.11%, 09/15/2057 (Callable 05/15/2034)(d)(e)	995,703	71,632
Series 2025-C32, Class XA, 1.13%, 02/15/2062 (Callable 10/15/2034)(d)(e)	998,231	80,168
Series 2026-5C40, Class AS, 5.53%, 02/15/2059 (Callable 01/15/2031)(e)	415,000	421,153
Benchmark Mortgage Trust
Series 2019-B10, Class XA, 1.21%, 03/15/2062 (Callable 02/15/2029)(d)(e)	1,222,287	36,536
Series 2019-B12, Class XA, 1.02%, 08/15/2052 (Callable 05/15/2029)(d)(e)	855,073	19,843
Series 2020-B18, Class XA, 1.74%, 07/15/2053 (Callable 08/15/2030)(d)(e)	299,749	15,384
Series 2020-B22, Class XA, 1.49%, 01/15/2054 (Callable 11/15/2030)(d)(e)	737,393	41,704
Series 2023-B39, Class XA, 0.57%, 07/15/2056 (Callable 03/15/2033)(d)(e)	1,823,355	61,529
Series 2023-B40, Class XA, 1.17%, 12/15/2056 (Callable 10/15/2033)(d)(e)	965,665	49,105
Series 2026-V20, Class AM, 5.44%, 02/15/2059 (Callable 02/15/2031)	140,000	143,647
BINOM Securitization Trust, Series 2021-INV1, Class A1, 2.03%, 06/25/2056 (Callable 04/25/2026)(e)(f)	70,881	65,391
BMO Mortgage Trust, Series 2024-C9, Class XA, 0.86%, 07/15/2057 (Callable 05/15/2034)(d)(e)	1,070,634	64,665
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, 5.27% (1 mo. Term SOFR + 1.60%), 12/15/2042(f)	320,000	320,726
BPR Trust, Series 2024-PMDW, Class A, 5.36%, 11/05/2041(e)(f)	195,000	197,798

	Par	Value
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1, 0.94%, 02/25/2049 (Callable 04/25/2026)(e)(f)	$30,970	$29,383
Series 2021-NQM2, Class A1, 0.97%, 03/25/2060 (Callable 04/25/2026)(e)(f)	9,212	9,088
BSTN Commercial Mortgage Trust, Series 2025-HUB, Class A, 4.57%, 04/13/2041(e)(f)	100,000	99,847
BWAY Mortgage Trust, Series 2025-1535, Class A, 5.89%, 05/05/2042(e)(f)	230,000	233,188
BX Trust
Series 2025-ARIA, Class A, 5.03%, 12/13/2042(e)(f)	225,000	226,440
Series 2026-ALOHA, Class A, 5.05% (1 mo. Term SOFR + 1.35%), 04/15/2043(f)	515,000	515,000
Series 2026-CART, Class A, 4.72% (1 mo. Term SOFR + 1.05%), 02/15/2036(f)	755,000	749,634
Series 2026-CSMO, Class A, 5.07% (1 mo. Term SOFR + 1.40%), 02/15/2043(f)	550,000	550,685
CENT Trust, Series 2025-CITY, Class A, 4.92%, 07/10/2040(e)(f)	180,000	180,776
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A4, 2.90%, 07/10/2049 (Callable 07/10/2026)	505,000	503,055
COLT Funding LLC
Series 2021-4, Class A1, 1.40%, 10/25/2066 (Callable 04/25/2026)(e)(f)	127,154	108,647
Series 2026-1, Class A1, 4.76%, 02/25/2071 (Callable 01/25/2029)(e)(f)	136,469	135,598
COLT Mortgage Loan Trust
Series 2020-2R, Class A1, 1.33%, 10/26/2065 (Callable 04/25/2026)(e)(f)	27,479	26,145
Series 2020-RPL1, Class A1, 1.39%, 01/25/2065 (Callable 04/25/2026)(e)(f)	235,308	201,648
Series 2021-1, Class A1, 0.91%, 06/25/2066 (Callable 04/25/2026)(e)(f)	96,036	83,741
Series 2021-3, Class A1, 0.96%, 09/27/2066 (Callable 04/25/2026)(e)(f)	194,524	163,113
Series 2021-HX1, Class A1, 1.11%, 10/25/2066 (Callable 04/25/2026)(e)(f)	274,020	237,076
Series 2022-1, Class A1, 2.28%, 12/27/2066 (Callable 04/25/2026)(e)(f)	290,284	267,039

The accompanying notes are an integral part of these financial statements.

12

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
COMM Mortgage Trust
Series 2022-HC, Class A, 2.82%, 01/10/2039 (Callable 01/10/2027)(f)	$100,000	$97,119
Series 2022-HC, Class C, 3.38%, 01/10/2039 (Callable 01/10/2027)(f)	100,000	95,195
Commercial Mortgage Pass Through Certificates
Series 2024-277P, Class A, 6.34%, 08/10/2044(f)	115,000	119,965
Series 2024-CBM, Class A2, 5.87%, 12/10/2041 (Callable 12/10/2029)(e)(f)	80,000	81,096
COOPR Residential Mortgage Trust, Series 2026-CES1, Class A1A, 4.87%, 01/01/2061 (Callable 01/25/2029)(f)(g)	98,634	97,969
CSMC Trust
Series 2017-FHA1, Class A1, 3.25%, 04/25/2047 (Callable 05/25/2042)(e)(f)	16,256	15,334
Series 2020-NQM1, Class A1, 2.21%, 05/25/2065 (Callable 04/25/2026)(f)(g)	41,724	40,131
Series 2020-RPL4, Class A1, 2.00%, 01/25/2060 (Callable 08/25/2041)(e)(f)	136,090	122,946
Series 2021-NQM5, Class A1, 0.94%, 05/25/2066 (Callable 04/25/2026)(e)(f)	104,049	86,029
Series 2021-NQM6, Class A1, 1.17%, 07/25/2066 (Callable 04/25/2026)(e)(f)	242,103	209,150
Series 2021-NQM8, Class A1, 2.84%, 10/25/2066 (Callable 04/25/2026)(e)(f)	134,131	122,410
Series 2021-RPL4, Class A1, 4.15%, 12/27/2060 (Callable 04/25/2026)(e)(f)	74,616	74,409
Series 2022-NQM1, Class A1, 3.27%, 11/25/2066 (Callable 04/25/2026)(e)(f)	367,978	333,830
DBGS Mortgage Trust
Series 2018-C1, Class A4, 4.47%, 10/15/2051 (Callable 10/15/2028)	215,000	213,523
Series 2018-C1, Class XA, 0.19%, 10/15/2051 (Callable 07/15/2028)(d)(e)	10,335,250	42,615
DBJPM Mortgage Trust
Series 2016-C3, Class A5, 2.89%, 08/10/2049 (Callable 02/10/2029)	475,000	472,900

	Par	Value
Series 2020-C9, Class XA, 1.58%, 09/15/2053 (Callable 08/15/2030)(d)(e)	$239,425	$9,582
DC Commercial Mortgage Trust, Series 2024-HLTN, Class A, 5.73%, 04/13/2040(e)(f)	90,000	90,775
Deephaven Residential Mortgage Trust, Series 2021-2, Class A1, 0.90%, 04/25/2066 (Callable 04/25/2026)(e)(f)	42,765	38,216
Ellington Financial Mortgage Trust
Series 2021-2, Class A1, 0.93%, 06/25/2066 (Callable 04/25/2026)(e)(f)	49,453	42,208
Series 2022-1, Class A1, 2.21%, 01/25/2067 (Callable 04/25/2026)(e)(f)	164,375	147,175
Series 2025-INV5, Class A1, 5.08%, 12/25/2070 (Callable 11/25/2028)(e)(f)	184,042	183,470
Extended Stay America Trust
Series 2025-ESH, Class A, 4.97% (1 mo. Term SOFR + 1.30%), 10/15/2042(f)	100,000	100,371
Series 2026-ESH2, Class A, 4.87% (1 mo. Term SOFR + 1.20%), 02/15/2043(f)	396,272	396,784
FIGRE Trust 2023-HE1, Series 2026-HE1, Class A, 4.98%, 01/25/2056 (Callable 06/25/2033)(e)(f)	144,313	143,149
FirstKey Homes Trust, Series 2022-SFR1, Class A, 4.15%, 05/19/2039(f)	110,074	109,702
GCAT Trust
Series 2021-NQM1, Class A1, 0.87%, 01/25/2066 (Callable 04/25/2026)(e)(f)	72,183	64,655
Series 2021-NQM3, Class A1, 1.09%, 05/25/2066 (Callable 04/25/2026)(e)(f)	118,832	104,815
Series 2021-NQM4, Class A1, 1.09%, 08/25/2066 (Callable 04/25/2026)(e)(f)	184,003	155,851
Series 2021-NQM7, Class A1, 1.92%, 08/25/2066 (Callable 04/25/2032)(e)(f)	80,226	74,731
GS Mortgage Securities Corp. II, Series 2020-GC45, Class XA, 0.61%, 02/13/2053 (Callable 10/13/2029)(d)(e)	1,338,994	25,198
GS Mortgage Securities Trust, Series 2012-BWTR, Class A, 2.95%, 11/05/2034 (Callable 11/05/2026)(f)	136,818	119,953

The accompanying notes are an integral part of these financial statements.

13

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
GS Mortgage-Backed Securities Trust
Series 2026-NQM1, Class A1, 4.87%, 03/25/2066 (Callable 01/25/2029)(e)(f)	$208,530	$207,850
Series 2026-NQM1, Class A2, 5.12%, 03/25/2066 (Callable 01/25/2029)(f)(g)	124,148	123,736
HIH Trust, Series 2024-61P, Class A, 5.51% (1 mo. Term SOFR + 1.84%), 10/15/2041(f)	101,853	102,003
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.88%, 05/10/2039(e)(f)	100,000	100,813
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, 1.07%, 09/25/2056 (Callable 04/25/2026)(e)(f)	95,496	81,473
Series 2022-NQM2, Class A1, 4.64%, 03/25/2067 (Callable 04/25/2026)(f)(g)	357,891	344,697
INT Commercial Mortgage Trust 2025-PLAZA, Series 2025-PLAZA, Class A, 4.55%, 11/05/2037(e)(f)	160,000	159,653
JPMBB Commercial Mortgage Securities Trust, Series 2020-NNN, Class AFX, 2.81%, 01/16/2037 (Callable 04/16/2026)(f)	90,000	81,447
LBTY Commercial Mortgage Trust, Series 2026-225L, Class A, 4.59%, 02/10/2043(e)(f)	245,000	241,756
Legacy Mortgage Asset Trust
Series 2021-GS3, Class A1, 5.75%, 07/25/2061 (Callable 04/25/2026)(f)(g)	98,792	98,897
Series 2021-GS4, Class A1, 5.65%, 11/25/2060 (Callable 04/25/2026)(f)(g)	54,834	54,909
Madison Avenue Trust, Series 2025-11MD, Class A, 4.44%, 10/15/2042(e)(f)	355,000	353,753
Mcp Holding Co. LLC, Series 2024-70P, Class A, 4.96%, 03/10/2041(e)(f)	425,000	428,451
MFRA Trust
Series 2020-NQM3, Class A1, 1.01%, 01/26/2065 (Callable 04/25/2026)(e)(f)	8,802	8,461
Series 2021-NQM2, Class A1, 1.03%, 11/25/2064 (Callable 04/25/2026)(e)(f)	64,038	56,833
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4, 3.33%, 05/15/2049 (Callable 01/15/2028)	29,123	28,866

	Par	Value
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-SPL1, Class A1, 4.25%, 02/25/2065 (Callable 09/25/2028)(e)(f)	$327,678	$322,019
Series 2026-DSC1, Class A1, 4.77%, 01/25/2071 (Callable 01/25/2029)(e)(f)	397,841	394,664
Series 2026-DSC1, Class A2, 5.02%, 01/25/2071 (Callable 01/25/2029)(f)(g)	168,745	167,703
Series 2026-NQM1, Class A1, 4.81%, 12/25/2070 (Callable 01/25/2029)(e)(f)	227,671	226,904
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 0.92%, 12/15/2056 (Callable 09/15/2033)(d)(e)	229,616	12,393
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.75%, 11/26/2035 (Callable 09/25/2031)(e)(f)	20,294	19,698
Series 2016-4A, Class A1, 3.75%, 11/25/2056 (Callable 03/25/2034)(e)(f)	18,535	17,789
Series 2017-5A, Class A1, 5.29% (1 mo. Term SOFR + 1.61%), 06/25/2057 (Callable 05/25/2030)(f)	11,152	11,295
Series 2018-1A, Class A1A, 4.00%, 12/25/2057 (Callable 01/25/2034)(e)(f)	50,022	48,836
Series 2018-3A, Class A1, 4.50%, 05/25/2058 (Callable 05/25/2035)(e)(f)	108,388	105,672
Series 2018-4A, Class A1S, 4.54% (1 mo. Term SOFR + 0.86%), 01/25/2048 (Callable 08/25/2030)(f)	37,436	36,869
Series 2019-3A, Class A1A, 3.75%, 11/25/2058 (Callable 07/25/2033)(e)(f)	73,236	70,728
Series 2019-5A, Class A1B, 3.50%, 08/25/2059 (Callable 09/25/2037)(e)(f)	51,823	49,009
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059 (Callable 04/25/2026)(e)(f)	12,082	11,653
Series 2021-NQM3, Class A1, 1.16%, 11/27/2056 (Callable 04/25/2026)(e)(f)	181,701	167,103
Series 2022-NQM1, Class A1, 2.28%, 04/25/2061 (Callable 04/25/2026)(e)(f)	301,914	273,705

The accompanying notes are an integral part of these financial statements.

14

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
New Residential Mortgage Loan Trust 2023-NQM1
Series 2025-NQM7, Class A1, 5.01%, 10/26/2065 (Callable 12/25/2028)(e)(f)	$95,650	$95,188
Series 2025-NQM7, Class A2, 5.26%, 10/26/2065 (Callable 12/25/2028)(f)(g)	344,339	343,758
Series 2026-NQM1, Class A1, 4.82%, 11/25/2065 (Callable 01/25/2029)(e)(f)	106,722	106,367
NMLT Trust, Series 2021-INV1, Class A1, 1.19%, 05/25/2056 (Callable 04/25/2026)(e)(f)	184,864	163,342
North Park Mortgage Trust, Series 2025-PARK, Class A, 5.07% (1 mo. Term SOFR + 1.39%), 10/15/2040(f)	210,000	210,031
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.66%, 02/10/2047(e)(f)	65,000	67,585
NYC Commercial Mortgage Trust
Series 2025-3BP, Class A, 4.89% (1 mo. Term SOFR + 1.21%), 02/15/2042(f)	195,000	194,360
Series 2026-1PARK, Class A, 4.93% (1 mo. Term SOFR + 1.25%), 02/15/2043(f)	105,000	104,971
OBX Trust, Series 2021-NQM1, Class A1, 1.07%, 02/25/2066 (Callable 04/25/2026)(e)(f)	107,827	95,966
Ocwen Loan Investment Trust, Series 2025-HB2, Class A, 3.00%, 11/25/2038(e)(f)	95,900	93,595
Onslow Bay Mortgage Loan Trust, Series 2026-NQM2, Class A1, 4.82%, 12/01/2065 (Callable 01/25/2029)(e)(f)	226,396	225,631
Pretium Mortgage Credit Partners LLC
Series 2025-NPL11, Class A1, 5.19%, 10/25/2055 (Callable 10/25/2026)(f)(g)	493,903	494,269
Series 2025-NPL14, Class A1, 5.27%, 12/25/2055 (Callable 12/25/2026)(f)(g)	251,782	250,131
Series 2025-NPL4, Class A1, 6.37%, 04/25/2055 (Callable 05/25/2026)(f)(g)	317,709	318,244
Series 2025-NPL6, Class A1, 5.74%, 06/25/2055 (Callable 07/25/2026)(f)(g)	377,593	377,160
Series 2025-NPL7, Class A1, 5.66%, 07/25/2055 (Callable 07/25/2026)(f)(g)	238,752	238,413

	Par	Value
Series 2025-NPL8, Class A1, 5.73%, 08/25/2055 (Callable 07/25/2026)(f)(g)	$229,854	$229,592
Series 2025-NPL9, Class A1, 5.39%, 08/25/2055 (Callable 08/25/2026)(f)(g)	315,683	316,192
Series 2025-RPL5, Class A1, 4.15%, 01/25/2070 (Callable 10/25/2027)(f)(g)	349,430	339,564
Series 2025-RPL6, Class A1, 3.85%, 09/25/2069 (Callable 11/25/2027)(f)(g)	501,791	485,445
Series 2026-RPL1, Class A1, 4.15%, 01/25/2070 (Callable 02/25/2028)(f)(g)	443,375	446,675
Progress Residential Trust
Series 2022-SFR4, Class A, 4.44%, 05/17/2041(f)	294,726	291,380
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(f)	93,325	92,935
Series 2022-SFR7, Class A, 4.75%, 10/27/2039(f)	141,259	141,199
Series 2026-SFR1, Class B, 4.00%, 02/17/2043(f)	130,000	124,079
PRPM LLC
Series 2025-3, Class A1, 6.26%, 05/25/2030 (Callable 05/25/2026)(f)(g)	79,828	80,514
Series 2025-6, Class A1, 5.77%, 08/25/2028 (Callable 08/25/2026)(f)(g)	201,993	202,477
Series 2025-7, Class A1, 5.50%, 08/25/2030 (Callable 08/25/2026)(f)(g)	148,490	148,106
Series 2025-RPL3, Class A1, 3.25%, 04/25/2055 (Callable 04/25/2026)(f)(g)	532,077	515,083
Series 2026-1, Class A1, 5.19%, 02/25/2031 (Callable 02/25/2029)(f)(g)	259,829	259,394
Series 2026-RCF1, Class A1, 4.85%, 01/25/2056 (Callable 01/25/2028)(f)(g)	104,634	104,244
SG Commercial Mortgage Securities Trust
Series 2016-C5, Class A4, 3.06%, 10/10/2048 (Callable 07/10/2026)	75,000	74,665
Series 2020-COVE, Class A, 2.63%, 03/15/2037(f)	355,000	340,379
SGR Residential Mortgage Trust, Series 2021-1, Class A1, 1.16%, 07/25/2061 (Callable 04/25/2026)(e)(f)	194,529	164,086
SHR Trust, Series 2024-LXRY, Class A, 5.62% (1 mo. Term SOFR + 1.95%), 10/15/2041(f)	450,000	450,149

The accompanying notes are an integral part of these financial statements.

15

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Starwood Mortgage Residential Trust
Series 2020-3, Class A1, 1.49%, 04/25/2065 (Callable 04/25/2026)(e)(f)	$5,342	$5,254
Series 2021-2, Class A1, 0.94%, 05/25/2065 (Callable 04/25/2026)(e)(f)	18,319	17,492
Series 2021-6, Class A1, 1.92%, 11/25/2066 (Callable 04/25/2026)(e)(f)	199,766	176,865
TEXAS Commercial Mortgage Trust 2025-TWR, Series 2025-TWR, Class A, 4.97% (1 mo. Term SOFR + 1.29%), 04/15/2042(f)	325,000	323,589
Towd Point Mortgage Trust
Series 2018-3, Class A1, 3.75%, 05/25/2058 (Callable 01/25/2030)(e)(f)	39,046	38,367
Series 2019-1, Class A1, 3.75%, 03/25/2058 (Callable 09/25/2031)(e)(f)	126,484	122,764
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 08/25/2031)(f)	90,602	82,740
Series 2021-R1, Class A1, 2.92%, 11/30/2060(e)(f)	371,689	331,702
Tricon Residential Trust, Series 2026-SFR1, Class A, 4.77% (1 mo. Term SOFR + 1.10%), 02/17/2043(f)	244,404	245,017
Vericrest Opportunity Loan Transferee, Series 2021-NPL9, Class A1, 5.99%, 05/25/2051 (Callable 04/25/2026)(f)(g)	22,611	22,626
Verus Securitization Trust
Series 2021-2, Class A1, 1.03%, 02/25/2066 (Callable 04/25/2026)(e)(f)	46,202	42,306
Series 2021-4, Class A1, 0.94%, 07/25/2066 (Callable 04/25/2026)(e)(f)	84,120	71,804
Series 2021-5, Class A1, 1.01%, 09/25/2066 (Callable 04/25/2026)(e)(f)	286,159	246,774
Series 2021-8, Class A1, 2.82%, 11/25/2066 (Callable 04/25/2026)(e)(f)	133,848	122,791
Series 2021-R2, Class A1, 0.92%, 02/25/2064 (Callable 04/25/2026)(e)(f)	34,365	32,783
Series 2022-1, Class A1, 3.72%, 01/25/2067 (Callable 04/25/2026)(f)(g)	214,881	203,323

	Par	Value
Wells Fargo Commercial Mortgage Trust, Series 2024-C63, Class XA, 1.00%, 08/15/2057 (Callable 05/15/2034)(d)(e)	$1,353,572	$92,399
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $28,026,139)		26,435,213
ASSET-BACKED SECURITIES - 4.6%
Aligned Data Centers Issuer LLC, Series 2023-1A, Class A2, 6.00%, 08/17/2048 (Callable 08/15/2026)(f)	210,000	211,509
Amur Equipment Finance Receivables LLC, Series 2024-1A, Class B, 5.37%, 01/21/2031 (Callable 01/20/2028)(f)	100,000	101,566
Auxilior Term Funding LLC, Series 2024-1A, Class A3, 5.49%, 07/15/2031 (Callable 02/15/2029)(f)	137,160	138,955
Bain Capital Credit CLO, Series 2017-2A, Class A1R3, 5.07% (3 mo. Term SOFR + 1.40%), 07/25/2037 (Callable 07/25/2026)(f)	420,000	420,198
Benefit Street Partners CLO Ltd., Series 2023-31A, Class BR, 5.42% (3 mo. Term SOFR + 1.75%), 04/25/2038 (Callable 04/25/2027)(f)	250,000	249,840
CF Hippolyta Issuer LLC
Series 2020-1, Class A1, 1.69%, 07/15/2060(f)	88,235	74,643
Series 2020-1, Class A2, 1.99%, 07/15/2060 (Callable 04/15/2026)(f)	85,193	69,908
Series 2021-1A, Class A1, 1.53%, 03/15/2061(f)	92,453	75,045
Series 2022-1A, Class A1, 5.97%, 08/15/2062 (Callable 04/15/2026)(f)	105,441	105,579
Commercial Equipment Finance LLC, Series 2024-1A, Class A, 5.97%, 07/16/2029 (Callable 06/15/2027)(f)	56,926	57,538
Credit Acceptance Corp., Series 2024-2A, Class B, 6.11%, 08/15/2034 (Callable 04/15/2028)(f)	305,000	311,525
DB Master Finance Parent LLC, Series 2021-1A, Class A23, 2.79%, 11/20/2051 (Callable 11/20/2027)(f)	588,863	522,110
DigitalBridge Group, Inc.
Series 2023-1A, Class A2A, 5.00%, 09/15/2048 (Callable 09/15/2026)(f)	315,000	313,492
Series 2024-1A, Class A2, 4.99%, 09/15/2049 (Callable 09/15/2027)(f)	175,000	170,414

The accompanying notes are an integral part of these financial statements.

16

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Domino’s SPV Guarantor LLC
Series 2019-1A, Class A2, 3.67%, 10/25/2049 (Callable 10/25/2026)(f)	$72,000	$69,264
Series 2021-1A, Class A2I, 2.66%, 04/25/2051 (Callable 04/25/2026)(f)	481,388	456,112
Elmwood CLO Ltd., Series 2023-2A, Class BR, 5.42% (3 mo. Term SOFR + 1.75%), 04/16/2036 (Callable 07/16/2026)(f)	250,000	249,873
GreatAmerica Leasing Receivables, Series 2024-1, Class B, 5.18%, 12/16/2030 (Callable 02/15/2028)(f)	55,000	55,780
GS REFT 2026-FL1 Issuer Ltd., Series 2026-FL1, Class A, 5.17% (1 mo. Term SOFR + 1.50%), 04/19/2043 (Callable 09/19/2028)(f)	350,000	350,875
Hertz Global Holdings, Inc., Series 2025-2A, Class A, 5.13%, 09/25/2031 (Callable 09/25/2030)(f)	110,000	111,078
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A, 0.97%, 12/16/2069 (Callable 09/15/2030)(f)	66,979	59,995
Series 2021-FA, Class A, 1.11%, 02/18/2070 (Callable 02/15/2031)(f)	115,015	102,657
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 09/15/2033)(f)	142,557	144,353
Palmer Square Loan Funding Ltd., Series 2024-1A, Class A2R, 4.81% (3 mo. Term SOFR + 1.15%), 10/15/2032 (Callable 04/15/2026)(f)	380,000	378,975
Rad CLO, Series 2021-12A, Class A1AR, 4.99% (3 mo. Term SOFR + 1.32%), 07/30/2040 (Callable 07/30/2027)(f)	315,000	314,989
RR, Ltd.
Series 2022-23A, Class A2R2, 5.32% (3 mo. Term SOFR + 1.65%), 07/15/2037 (Callable 07/15/2027)(f)	420,000	419,218
Series 2023-26A, Class A2R, 5.17% (3 mo. Term SOFR + 1.50%), 04/15/2038 (Callable 04/15/2026)(f)	250,000	249,754
Sabey Data Center Issuer LLC, Series 2024-1, Class A2, 6.00%, 04/20/2049 (Callable 04/20/2027)(f)	50,000	50,583
SCF Equipment Leasing LLC, Series 2024-1A, Class A3, 5.52%, 01/20/2032 (Callable 02/20/2030)(f)	100,000	101,684

	Par	Value
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2, 5.90%, 07/25/2048 (Callable 06/25/2026)(f)	$180,000	$180,905
Series 2024-1A, Class A2, 5.90%, 03/25/2049 (Callable 03/25/2027)(f)	100,000	101,132
Taco Bell Funding LLC, Series 2021-1A, Class A2II, 2.29%, 08/25/2051(f)	725,085	671,796
Texas Debt Capital CLO Ltd., Series 2023-1A, Class BR, 5.32% (3 mo. Term SOFR + 1.65%), 07/20/2038 (Callable 07/20/2027)(f)	250,000	249,687
Vertical Bridge Holdings LLC, Series 2024-1A, Class C2, 5.59%, 05/15/2054 (Callable 05/15/2027)(f)	205,000	206,555
VFI ABS LLC, Series 2025-1A, Class A, 4.78%, 06/24/2030 (Callable 01/24/2028)(f)	72,223	72,481
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048 (Callable 06/15/2026)(f)	155,923	153,122
Wingstop, Inc., Series 2020-1A, Class A2, 2.84%, 12/05/2050 (Callable 06/05/2026)(f)	197,000	190,856
Zayo Group LLC, Series 2025-1A, Class A2, 5.65%, 03/20/2055 (Callable 09/20/2028)(f)	225,000	227,237
TOTAL ASSET-BACKED SECURITIES (Cost $7,894,299)		7,991,283
FOREIGN GOVERNMENT DEBT OBLIGATIONS - 1.0%
Israel Government International Bond, 5.38%, 02/19/2030	200,000	203,109
Mexico Government International Bond
5.38%, 03/22/2033 (Callable 01/22/2033)	400,000	391,000
5.63%, 02/09/2034 (Callable 12/09/2033)	200,000	195,850
5.63%, 09/22/2035 (Callable 06/22/2035)	200,000	192,800
6.00%, 05/07/2036 (Callable 02/07/2036)	200,000	199,120
6.63%, 01/29/2038 (Callable 10/29/2037)	200,000	203,224
4.75%, 03/08/2044	44,000	35,332
Romanian Government International Bond, 3.63%, 03/27/2032	340,000	298,810
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $1,707,692)		1,719,245

The accompanying notes are an integral part of these financial statements.

17

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
MUNICIPAL DEBT OBLIGATIONS - 0.0%(h)
Regents of the University of California Medical Center Pooled Revenue, 6.55%, 05/15/2048	$35,000	$37,171
Texas Natural Gas Securitization Finance Corp., 5.10%, 04/01/2035	0(j)	0(j)
TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $49,191)		37,171
	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 5.5%
JPMorgan U.S. Government Money Market Fund - Class IM, 3.60%(k)	9,433,942	9,433,942
TOTAL MONEY MARKET FUNDS (Cost $9,433,942)		9,433,942
	Par
U.S. TREASURY BILLS - 0.1%
0.00%, 04/30/2026(l)	$190,000	189,446
TOTAL U.S. TREASURY BILLS (Cost $189,446)		189,446
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.0%(h)
Mount Vernon Liquid Assets Portfolio, LLC, 3.74%(k)	40,097	40,097
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $40,097)		40,097
TOTAL INVESTMENTS - 110.8% (Cost $202,126,678)		$191,147,371
Liabilities in Excess of Other Assets - (10.8)%		(18,703,182)
TOTAL NET ASSETS - 100.0%		$172,444,189

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
Ent 11th COFI Repl - Enterprise 11th District COFI Replacement Index
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
RFUCCT1Y - Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
(a)	All or a portion of the security has been pledged as collateral for futures contracts. The fair value of assets committed as collateral as of March 31, 2026 was $145,590.
(b)	All or a portion of the security has been pledged as collateral for swaps contracts. The fair value of assets committed as collateral as of March 31, 2026 was $940,047.
(c)	To-be-announced security.
(d)	Interest only security.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2026.

(f)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $35,592,376 or 20.6% of the Fund’s net assets.

(g)	Step coupon bond. The rate disclosed is as of March 31, 2026.
(h)	Represents less than 0.05% of net assets.
(i)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $39,527.
(j)	Rounds to zero.
(k)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(l)	Zero coupon bonds make no periodic interest payments.
The accompanying notes are an integral part of these financial statements.

18

GUIDEMARK CORE FIXED INCOME FUND
March 31, 2026
SCHEDULE OF FUTURES CONTRACTS

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	6	06/18/2026	$666,281	$(11,227)
U.S. Treasury 2 Year Notes	59	06/30/2026	12,239,274	(9,237)
U.S. Treasury Ultra Bonds	6	06/18/2026	699,375	(18,072)
				$(38,536)

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(5)	06/18/2026	$567,578	$2,806
U.S. Treasury 5 Year Note	(31)	06/30/2026	3,353,571	27,094
U.S. Treasury Long Bonds	(24)	06/18/2026	2,733,000	58,558
				$88,458
Net Unrealized Appreciation (Depreciation)				$49,922

The Fund has recorded a liability of $7,021 as of March 31, 2026 related to the current day’s variation margin related to these contracts.
SCHEDULE OF CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Pay/Receive Floating Rate	Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Upfront Payments (Receipts)	Value/ Unrealized Appreciation (Depreciation)	Value
Receive	3.68%	SOFR	4.16%	Monthly	03/19/2045	$2,485,000	$(4,836)	$(3,652)	$(8,488)
Receive	3.68%	SOFR	1.56%	Monthly	12/15/2051	$565,000	(3,014)	238,860	235,846
Receive	3.68%	SOFR	2.97%	Monthly	03/15/2053	$560,000	1,627	105,087	106,714
Receive	3.68%	SOFR	2.88%	Monthly	03/15/2053	$310,000	3,260	60,378	63,638
Receive	3.68%	SOFR	3.59%	Monthly	09/20/2053	$180,000	708	15,925	16,633
Total Interest Rate Swaps							$(2,255)	$416,598	$414,343

The accompanying notes are an integral part of these financial statements.

19

GUIDEMARK CORE FIXED INCOME FUND
SCHEDULE OF CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS
SELL PROTECTION
March 31, 2026

Reference Obligation	Financing Rate Received (Paid)	Payment Frequency	Rating of Reference Entity	Maturity Date	Notional Amount(b)	Value(c)	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
Sell Protection(a):
CDS ORACLE CORPORATION	1.00%	Quarterly	0	12/20/2030	$455,000	$(14,583)	$(4,881)	$(9,702)
PARAMOUNT GLOBAL CDS	1.00%	Quarterly	0	06/20/2031	45,000	(4,577)	(4,592)	15
CDX-NAIGS45V1	1.00%	Quarterly	0	12/20/2030	2,575,000	46,556	50,282	(3,726)
						$27,396	$40,809	$(13,413)

Morgan Stanley is the counterparty for the swap.
(a)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c)
The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The accompanying notes are an integral part of these financial statements.

20

GUIDEMARK EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

	Shares	Value
COMMON STOCKS - 91.0%
Australia - 0.2%
MMG Ltd.(a)	124,490	$117,948
Bermuda - 0.3%
Orient Overseas International Ltd.	8,039	143,371
Brazil - 3.3%
Ambev SA	40,816	120,166
Banco Bradesco SA	22,790	73,652
Banco BTG Pactual SA	4,966	54,234
BB Seguridade Participacoes SA	14,779	99,404
Caixa Seguridade Participacoes S/A	4,130	14,527
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3,452	105,711
CPFL Energia SA	8,840	83,095
Localiza Rent a Car SA	3,489	31,685
MBRF Global Foods Co. SA	9,888	41,252
NU Holdings Ltd. - Class A(a)	5,355	76,951
Petroleo Brasileiro SA - Petrobras	13,620	141,200
Porto Seguro SA	17,141	166,782
Raia Drogasil SA	8,147	36,836
Telefonica Brasil SA	35,132	278,894
TIM SA	36,513	193,426
TOTVS SA	17,569	118,815
Ultrapar Participacoes SA	14,564	80,554
Vale SA	4,997	79,559
Vibra Energia SA	5,035	30,639
XP, Inc. - Class A	1,075	20,468
		1,847,850
Canada - 0.2%
China Gold International Resources Corp. Ltd.	5,856	115,950
Cayman Islands - 0.2%
Chow Tai Fook Jewellery Group Ltd.	76,486	107,507
Chile - 1.8%
Banco de Chile	729,253	132,497
Banco de Credito e Inversiones SA	872	56,554
Banco Santander Chile	2,091,130	173,158
Cencosud SA	86,743	236,819
Falabella SA	30,561	187,076
Latam Airlines Group SA	9,077,003	223,981
		1,010,085
China - 20.0%
37 Interactive Entertainment Network Technology Group Co. Ltd. - Class A	34,892	109,768
3SBio, Inc.(b)	54,581	160,903
Agricultural Bank of China Ltd. - Class A	45,144	43,784
Agricultural Bank of China Ltd. - Class H	144,649	103,468
Aluminum Corp. of China Ltd. - Class A	41,884	70,438

	Shares	Value
Aluminum Corp. of China Ltd. - Class H	170,462	$249,380
ANTA Sports Products Ltd.	5,096	49,817
Bank of Chengdu Co. Ltd. - Class A	15,562	38,638
Bank of China Ltd. - Class H	175,255	111,907
Bank of Hangzhou Co. Ltd. - Class A	12,500	30,367
Bank of Ningbo Co. Ltd. - Class A	2,858	12,629
Bilibili, Inc. - Class Z(a)	1,760	39,672
China CITIC Bank Corp. Ltd. - Class H	37,315	37,797
China CITIC Financial Asset Management Co. Ltd. - Class H(a)(b)	917,716	93,271
China Construction Bank Corp. - Class H	498,673	538,175
China Hongqiao Group Ltd.	79,603	359,583
China Life Insurance Co. Ltd. - Class H	85,480	272,701
China Mengniu Dairy Co. Ltd.	50,647	111,895
China Merchants Bank Co. Ltd. - Class H	6,739	42,821
China Nonferrous Mining Corp. Ltd.	106,292	159,524
China Oilfield Services Ltd. - Class H	94,030	107,739
China Pacific Insurance Group Co. Ltd. - Class A	18,741	101,542
China Pacific Insurance Group Co. Ltd. - Class H	48,812	199,914
China Petroleum & Chemical Corp. - Class A	26,800	22,742
China Petroleum & Chemical Corp. - Class H	100,954	58,031
China Tower Corp. Ltd.(b)	29,781	40,720
CMOC Group Ltd. - Class A	33,400	85,168
CMOC Group Ltd. - Class H	56,642	119,127
COSCO SHIPPING Holdings Co. Ltd. - Class A	15,887	34,684
COSCO SHIPPING Holdings Co. Ltd. - Class H	46,776	89,074
CSPC Pharmaceutical Group Ltd.	169,967	200,589
Ecovacs Robotics Co. Ltd. - Class A	16,200	144,990
Eoptolink Technology, Inc. Ltd.	1,300	86,275
Haier Smart Home Co. Ltd. - Class H	6,176	16,545
Hansoh Pharmaceutical Group Co. Ltd.(b)	18,058	82,660
Industrial & Commercial Bank of China Ltd. - Class H	224,736	198,093
Innovent Biologics, Inc.(a)(b)	6,506	71,563
J&T Global Express Ltd.(a)	18,236	23,605
JD Health International, Inc.(a)(b)	5,019	30,635
JD Logistics, Inc.(a)(b)	53,971	95,275
JD.com, Inc. - Class A	17,187	253,345
Jinduicheng Molybdenum Co. Ltd. - Class A	11,200	30,630
Kanzhun Ltd. - ADR	1,082	14,488
Kingnet Network Co. Ltd.	6,941	18,039
Kuaishou Technology(b)	30,717	180,933
Lenovo Group Ltd.	41,423	49,820

The accompanying notes are an integral part of these financial statements.

21

GUIDEMARK EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
China - (Continued)
Li Ning Co. Ltd.	52,784	$145,833
Meituan - Class B(a)(b)	28,003	305,576
NetEase, Inc.	12,899	288,226
New China Life Insurance Co. Ltd. - Class A	19,500	175,940
New China Life Insurance Co. Ltd. - Class H	49,751	296,189
New Oriental Education & Technology Group, Inc.	13,188	74,700
People’s Insurance Co. Group of China Ltd. - Class A	117,871	125,399
People’s Insurance Co. Group of China Ltd. - Class H	307,706	214,295
PetroChina Co. Ltd. - Class A	126,600	221,380
PetroChina Co. Ltd. - Class H	367,924	504,741
PICC Property & Casualty Co. Ltd. - Class H	94,881	174,655
Ping An Insurance Group Co. of China Ltd. - Class A	3,476	28,802
Ping An Insurance Group Co. of China Ltd. - Class H	27,447	211,046
Pop Mart International Group Ltd.(b)	9,039	168,156
Shanghai Allist Pharmaceuticals Co. Ltd. - Class A	3,645	51,171
Shanjin International Gold Co. Ltd. - Class A(a)	6,300	27,609
Sungrow Power Supply Co. Ltd. - Class A	2,900	64,502
Tencent Holdings Ltd.	32,942	2,077,730
Tingyi Cayman Islands Holding Corp.	59,678	99,634
Tongcheng Travel Holdings Ltd.	49,801	115,220
Vipshop Holdings Ltd. - ADR	13,658	214,704
Western Mining Co. Ltd. - Class A	7,900	29,211
Xiaomi Corp. - Class B(a)(b)	69,239	286,003
Yum China Holdings, Inc.	1,162	57,718
Yunnan Aluminium Co. Ltd. - Class A(a)	6,600	30,116
Yunnan Yuntianhua Co. Ltd. - Class A(a)	4,700	22,826
Yunnan Yuntianhua Co. Ltd. - Class A(a)	2,021	9,815
Zhejiang Century Huatong Group Co. Ltd. - Class A(a)	34,600	80,905
Zijin Mining Group Co. Ltd. - Class H	13,556	60,982
		11,155,848
Colombia - 0.5%
Grupo Cibest SA	12,872	297,479
Czech Republic - 0.5%
CEZ AS	811	45,834
Komercni Banka AS	1,206	61,530
Moneta Money Bank AS(b)	18,984	165,480
		272,844
Egypt - 0.6%
Commercial International Bank - Egypt (CIB)	160,056	355,517

	Shares	Value
Hong Kong - 3.2%
Alibaba Group Holding Ltd.	79,307	$1,243,097
Bosideng International Holdings Ltd.	191,466	98,553
Geely Automobile Holdings Ltd.	47,307	128,117
Sino Biopharmaceutical Ltd.	360,011	273,508
Want Want China Holdings, Ltd.	57,610	34,090
		1,777,365
Hungary - 1.3%
MOL Hungarian Oil & Gas PLC	11,542	138,277
OTP Bank Nyrt	3,932	421,620
Richter Gedeon Nyrt	4,153	147,854
		707,751
India - 8.4%
APL Apollo Tubes Ltd.	1,026	21,184
Aurobindo Pharma Ltd.	1,403	19,511
Axis Bank Ltd.	5,745	71,153
Bank of Baroda	61,858	163,070
Bharat Electronics Ltd.	3,152	13,488
Bharat Petroleum Corp. Ltd.	35,446	106,276
Bharti Airtel Ltd.	14,540	276,309
Canara Bank	203,418	267,995
Coromandel International Ltd.	2,369	48,243
Dr Reddy’s Laboratories Ltd.	5,281	70,780
Fortis Healthcare Ltd.	1,329	11,253
HCL Technologies Ltd.	5,782	83,219
HDFC Bank Ltd.	45,019	352,636
Hero MotoCorp Ltd.	845	45,676
Hindalco Industries Ltd.	9,607	90,848
Hindustan Petroleum Corp. Ltd.	16,788	59,826
ICICI Bank Ltd.	21,337	273,908
Indian Oil Corp. Ltd.	22,336	31,885
Indus Towers Ltd.(a)	32,085	142,840
Infosys Ltd.	12,382	167,006
InterGlobe Aviation Ltd.(b)	1,830	77,245
Larsen & Toubro Ltd.	565	21,005
LTIMindtree Ltd.(b)	459	19,757
Lupin Ltd.	982	24,303
Mphasis Ltd.	1,208	26,548
Muthoot Finance Ltd.	5,540	186,042
Oil & Natural Gas Corp. Ltd.	70,386	212,053
Persistent Systems Ltd.	623	32,707
Polycab India Ltd.	753	55,099
Power Finance Corp. Ltd.	43,088	174,168
Punjab National Bank	71,777	76,898
REC Ltd.	37,588	122,413
Reliance Industries Ltd.	8,638	124,228
Samvardhana Motherson International Ltd.	110,105	123,577
Shriram Finance Ltd.(a)	16,312	151,764
Solar Industries India Ltd.	84	10,767
State Bank of India	21,104	220,097
Tata Motors Ltd.(a)	4,747	20,274
Tata Motors Passenger Vehicles Ltd.	37,176	117,770

The accompanying notes are an integral part of these financial statements.

22

GUIDEMARK EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
India - (Continued)
Tata Steel Ltd.	38,728	$79,461
Tech Mahindra Ltd.	3,851	57,204
Union Bank of India Ltd.	143,819	252,159
UPL Ltd.	11,200	67,939
Vedanta Ltd.	12,543	88,004
		4,658,588
Indonesia - 0.5%
Astra International Tbk PT	182,947	67,538
Telkom Indonesia Persero Tbk PT	577,616	104,434
United Tractors Tbk PT	51,650	94,452
		266,424
Ireland - 0.7%
PDD Holdings, Inc. - ADR(a)	4,000	408,720
Mexico - 3.2%
America Movil SAB de CV(a)	184,025	233,997
Cemex SAB de CV	238,967	273,593
Gruma SAB de CV - Class B	2,828	51,770
Grupo Aeroportuario del Centro Norte SAB de CV	1,126	16,153
Grupo Bimbo SAB de CV - Class A	22,664	75,909
Grupo Comercial Chedraui SAB de CV	10,657	62,379
Grupo Financiero Banorte SAB de CV	29,499	326,640
Grupo Mexico SAB de CV - Class B	14,951	159,920
Industrias Penoles SAB de CV(a)	7,090	316,057
Sigma Foods SAB de CV - Class A	239,784	239,878
Wal-Mart de Mexico SAB de CV	16,000	52,170
		1,808,466
Netherlands - 0.3%
JBS NV - Class A	8,944	160,634
Peru - 0.5%
Credicorp Ltd.	737	249,976
Poland - 2.4%
Asseco Poland SA	932	42,940
Bank Polska Kasa Opieki SA	4,727	280,094
Dino Polska SA(a)(b)	1,110	10,032
mBank SA(a)	378	109,976
ORLEN SA	9,162	331,978
Powszechna Kasa Oszczednosci Bank Polski SA	12,292	290,755
Powszechny Zaklad Ubezpieczen SA	13,466	234,402
Santander Bank Polska SA	396	62,787
		1,362,964
Qatar - 0.7%
Commercial Bank PSQC	31,681	37,119
Ooredoo QPSC	30,061	102,536
Qatar Islamic Bank QPSC	9,928	62,040
Qatar National Bank QPSC	38,394	179,685
		381,380

	Shares	Value
Russia - 0.0%(c)
Magnit PJSC(a)(d)	1,813	$0
PhosAgro PJSC - GDR(a)(d)	33	0
PhosAgro PJSC - GDR(a)(d)	5,197	0
Polyus PJSC - GDR(a)(d)	994	0
Rosneft Oil Co. PJSC(a)(d)	13,382	0
Sberbank of Russia PJSC(a)(d)	120,116	0
VTB Bank PJSC(a)(d)	25,684	0
		0
South Africa - 3.7%
Absa Group Ltd.	10,676	153,787
FirstRand Ltd.	24,575	125,807
Gold Fields Ltd.	6,221	285,868
Harmony Gold Mining Co. Ltd.	12,954	197,896
MTN Group Ltd.	33,613	392,488
Pepkor Holdings Ltd.(b)	64,633	86,894
Sanlam Ltd.	26,208	137,948
Sasol Ltd.(a)	14,971	197,470
Standard Bank Group Ltd.	13,373	242,182
Vodacom Group Ltd.	26,211	223,552
		2,043,892
South Korea - 16.3%
Amorepacific Corp.	740	68,217
APR Corp.	111	25,327
DB Insurance Co. Ltd.	1,406	157,703
Hana Financial Group, Inc.	1,547	112,772
HD Hyundai Co. Ltd.	1,444	242,173
HD Hyundai Electric Co. Ltd.	220	124,671
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	548	127,008
Hyundai Glovis Co. Ltd.	1,269	180,237
Hyundai Mobis Co. Ltd.	272	70,182
Hyundai Rotem Co. Ltd.	791	91,088
Industrial Bank of Korea	1,268	18,316
KB Financial Group, Inc.	1,993	195,654
Kia Corp.	3,196	315,544
Korea Electric Power Corp.	4,222	120,033
Korea Investment Holdings Co. Ltd.	2,296	320,321
LG Display Co. Ltd.(a)	13,509	99,193
LG Electronics, Inc.	2,863	207,567
LG Uplus Corp.	42,073	437,545
Meritz Financial Group, Inc.(a)	1,000	75,831
Mirae Asset Securities Co. Ltd.	3,482	147,581
Samsung Electro-Mechanics Co. Ltd.	402	115,177
Samsung Electronics Co. Ltd.	27,309	3,194,099
Shinhan Financial Group Co. Ltd.	1,492	88,925
SK hynix, Inc.	3,620	2,053,862
SK Telecom Co. Ltd.	6,672	345,211
Woori Financial Group, Inc.	6,727	147,468
		9,081,705
Taiwan - 18.7%
Accton Technology Corp.	3,262	160,938
Asia Vital Components Co. Ltd.	707	46,697

The accompanying notes are an integral part of these financial statements.

23

GUIDEMARK EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Taiwan - (Continued)
ASPEED Technology, Inc.	164	$56,530
Bizlink Holding, Inc.	1,575	90,439
Chroma ATE, Inc.	2,265	108,685
CTBC Financial Holding Co. Ltd.	137,287	223,108
Delta Electronics, Inc.	12,749	574,857
Elite Material Co. Ltd.	790	67,424
Evergreen Marine Corp. Taiwan Ltd.	15,036	94,846
Fubon Financial Holding Co. Ltd.	29,811	81,614
Gold Circuit Electronics Ltd.	1,344	37,898
Hon Hai Precision Industry Co. Ltd.	3,569	21,816
Hon Precision, Inc.	500	55,323
King Slide Works Co. Ltd.	1,105	114,495
MediaTek, Inc.	9,144	438,593
Realtek Semiconductor Corp.	10,632	161,701
Taiwan Semiconductor Manufacturing Co. Ltd.	134,295	7,766,887
Uni-President Enterprises Corp.	55,603	124,203
United Microelectronics Corp.	38,292	68,642
Zhen Ding Technology Holding Ltd.	13,541	90,493
		10,385,189
Thailand - 0.2%
Advanced Info Service PCL - NVDR	5,999	68,474
Delta Electronics Thailand PCL - NVDR	3,289	26,713
Gulf Development PCL	0(e)	0(e)
		95,187
Turkey - 0.9%
Akbank TAS	93,178	139,075
BIM Birlesik Magazalar AS	8,417	129,739
Turkcell Iletisim Hizmetleri AS	49,383	118,073
Turkiye Is Bankasi AS - Class C	49,195	14,589
Yapi ve Kredi Bankasi AS(a)	150,873	113,002
		514,478
United Arab Emirates - 1.6%
Abu Dhabi Commercial Bank PJSC	26,135	89,230
Abu Dhabi Islamic Bank PJSC	30,158	173,508
Dubai Islamic Bank PJSC	79,036	160,319
Emaar Development PJSC	14,930	56,516
Emaar Properties PJSC	20,450	66,921
Emirates NBD Bank PJSC	30,630	230,764
Emirates Telecommunications Group Co. PJSC	4,319	22,305
First Abu Dhabi Bank PJSC	23,679	112,353
		911,916
United Kingdom - 0.5%
Anglogold Ashanti PLC	2,901	289,555

	Shares	Value
United States - 0.3%
BeOne Medicines Ltd.(a)	5,247	$117,703
Southern Copper Corp.(f)	169	29,078
		146,781
TOTAL COMMON STOCKS (Cost $29,543,392)		$50,675,370
INVESTMENT COMPANIES - 5.7%
United States - 5.7%
iShares Core MSCI Emerging Markets ETF	26,660	1,859,535
iShares MSCI Saudi Arabia ETF(f)	32,551	1,293,902
		3,153,437
TOTAL INVESTMENT COMPANIES (Cost $2,983,461)		3,153,437
PREFERRED STOCKS - 2.9%
Brazil - 1.5%
Banco Bradesco SA - Preference Shares	40,504	149,979
Itau Unibanco Holding SA - Preference Shares	53,004	444,919
Itausa SA	30,194	81,141
Petroleo Brasileiro SA - Petrobras	18,430	172,849
		848,888
Colombia - 0.6%
Grupo Cibest SA	16,835	309,328
India - 0.0%(c)
TVS Motor Co. Ltd.(d)	2,608	0
South Korea - 0.8%
Samsung Electronics Co. Ltd.	5,596	451,729
TOTAL PREFERRED STOCKS (Cost $865,154)		1,609,945
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.4%
Mount Vernon Liquid Assets Portfolio, LLC, 3.74%(g)	1,305,140	1,305,140
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,305,140)		1,305,140

The accompanying notes are an integral part of these financial statements.

24

GUIDEMARK EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
MONEY MARKET FUNDS - 0.1%
JPMorgan U.S. Government Money Market Fund - Class IM, 3.60%(g)	72,990	$72,990
TOTAL MONEY MARKET FUNDS (Cost $72,990)		72,990
TOTAL INVESTMENTS - 102.1% (Cost $34,770,137)		$56,816,882
Liabilities in Excess of Other Assets - (2.1)%		(1,146,084)
TOTAL NET ASSETS - 100.0%		$55,670,798

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
LLC - Limited Liability Company
NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
PJSC - Public Joint Stock Company
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $1,875,103 or 3.4% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2026.

(e)	Rounds to zero.
(f)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $1,306,736.
(g)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

25

GUIDEMARK EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)
Sector Classification as of March 31, 2026
(% of Net Assets)

Information Technology	$16,682,046	30.0%
Financials	13,614,287	24.5
Communication Services	5,776,077	10.4
Consumer Discretionary	4,798,077	8.6
Materials	3,723,749	6.7
Energy	2,569,830	4.6
Consumer Staples	1,711,585	3.1
Industrials	1,699,756	3.1
Health Care	1,231,798	2.2
Utilities	354,673	0.6
Real Estate	123,437	0.2
Investment Companies	3,153,437	5.7
Investments Purchased with Proceeds from Securities Lending	1,305,140	2.3
Money Market Funds	72,990	0.1
Other Assets in Excess of Liabilities	(1,146,084)	(2.1)
	$55,670,798	100.0%

The accompanying notes are an integral part of these financial statements.

26

GUIDEMARK LARGE CAP CORE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

	Shares	Value
COMMON STOCKS - 95.4%
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	22,786	$3,784,071
Expeditors International of Washington, Inc.	5,165	739,783
FedEx Corp.	2,003	713,429
		5,237,283
Automobile Components - 0.4%
Aptiv PLC(a)	7,247	503,231
BorgWarner, Inc.	43,458	2,358,031
Gentex Corp.	9,362	204,560
		3,065,822
Automobiles - 0.8%
Tesla, Inc.(a)	14,308	5,318,999
Thor Industries, Inc.	4,713	376,522
		5,695,521
Banks - 3.4%
Bank of America Corp.	68,960	3,361,800
Bank OZK(b)	5,999	275,294
Citigroup, Inc.	19,532	2,215,124
East West Bancorp, Inc.	9,998	1,067,387
Fifth Third Bancorp	3,325	154,480
First Horizon Corp.	6,897	156,976
JPMorgan Chase & Co.	34,407	10,121,163
NU Holdings Ltd. - Class A(a)	10,584	152,092
PNC Financial Services Group, Inc.	2,346	488,179
Popular, Inc.	13,066	1,753,065
Regions Financial Corp.	10,544	275,409
U.S. Bancorp	18,596	967,178
Wells Fargo & Co.	33,284	2,649,739
Wintrust Financial Corp.	1,210	168,118
Zions Bancorp NA	12,315	709,590
		24,515,594
Beverages - 1.4%
Boston Beer Co., Inc. - Class A(a)	12,654	2,915,482
Coca-Cola Co.	7,297	554,937
Coca-Cola Consolidated, Inc.	20,060	3,846,304
Monster Beverage Corp.(a)	28,278	2,049,024
PepsiCo, Inc.	7,181	1,115,137
		10,480,884
Biotechnology - 3.8%
AbbVie, Inc.	15,248	3,316,287
Alnylam Pharmaceuticals, Inc.(a)	1,799	595,235
Amgen, Inc.	1,021	359,239
Apellis Pharmaceuticals, Inc.(a)	29,866	1,201,509
Biogen, Inc.(a)	6,884	1,262,044
Exelixis, Inc.(a)	99,413	4,263,824
Gilead Sciences, Inc.	29,753	4,146,676
Halozyme Therapeutics, Inc.(a)	29,099	1,880,668
Incyte Corp.(a)	47,619	4,481,900
Natera, Inc.(a)	2,389	477,776

	Shares	Value
Regeneron Pharmaceuticals, Inc.	1,055	$815,135
Roivant Sciences Ltd.(a)	23,377	647,543
Summit Therapeutics, Inc.(a)(b)	13,367	253,438
United Therapeutics Corp.(a)	3,768	2,234,349
Vertex Pharmaceuticals, Inc.(a)	2,985	1,332,922
		27,268,545
Broadline Retail - 4.2%
Amazon.com, Inc.(a)	92,365	19,236,858
Coupang, Inc.(a)	10,438	197,069
Dillard's, Inc. - Class A	5,351	3,061,361
eBay, Inc.	15,459	1,407,078
Etsy, Inc.(a)	48,563	2,427,179
Macy's, Inc.	244,521	4,423,385
		30,752,930
Building Products - 0.9%
A O Smith Corp.	21,635	1,426,612
Advanced Drainage Systems, Inc.	1,357	186,085
Allegion PLC	9,043	1,313,858
Armstrong World Industries, Inc.	4,120	678,976
Builders FirstSource, Inc.(a)	20,662	1,701,102
Carlisle Cos., Inc.	431	143,790
Masco Corp.(b)	12,248	739,412
Simpson Manufacturing Co., Inc.	1,821	312,520
Trane Technologies PLC	878	365,898
		6,868,253
Capital Markets - 3.6%
Affiliated Managers Group, Inc.	7,380	2,042,046
Ameriprise Financial, Inc.	3,415	1,517,626
Bank of New York Mellon Corp.	25,098	2,977,376
Cboe Global Markets, Inc.	3,764	1,057,947
Charles Schwab Corp.	21,518	2,022,262
CME Group, Inc.	833	246,027
Evercore, Inc. - Class A	3,969	1,184,786
Janus Henderson Group PLC	7,753	398,272
Lazard, Inc.	23,230	986,810
Morgan Stanley	22,535	3,708,585
Northern Trust Corp.	15,674	2,187,620
Raymond James Financial, Inc.	5,322	770,572
Robinhood Markets, Inc. - Class A(a)	15,246	1,056,548
SEI Investments Co.	7,598	596,215
State Street Corp.	18,159	2,298,203
Virtu Financial, Inc. - Class A	65,058	2,861,251
XP, Inc. - Class A	24,522	466,899
		26,379,045
Chemicals - 0.6%
CF Industries Holdings, Inc.	8,351	1,084,294
Corteva, Inc.	3,819	319,689
NewMarket Corp.	3,471	2,224,737
Scotts Miracle-Gro Co.	6,615	402,258
		4,030,978

The accompanying notes are an integral part of these financial statements.

27

GUIDEMARK LARGE CAP CORE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Commercial Services & Supplies - 0.2%
MSA Safety, Inc.	1,845	$302,488
Rollins, Inc.	24,020	1,282,908
		1,585,396
Communications Equipment - 1.4%
Ciena Corp.(a)	7,544	2,928,807
Cisco Systems, Inc.	42,030	3,261,108
F5, Inc.(a)	5,320	1,539,235
Ubiquiti, Inc.	3,051	2,411,175
		10,140,325
Construction & Engineering - 1.3%
API Group Corp.(a)	39,408	1,596,812
Comfort Systems USA, Inc.	1,329	1,832,678
EMCOR Group, Inc.	4,852	3,582,280
Valmont Industries, Inc.	6,322	2,526,082
		9,537,852
Consumer Finance - 1.7%
American Express Co.	8,857	2,679,066
Credit Acceptance Corp.(a)(b)	2,829	1,197,968
OneMain Holdings, Inc.	44,665	2,389,131
SLM Corp.(b)	100,969	2,161,746
SoFi Technologies, Inc.(a)	27,836	442,036
Synchrony Financial	50,265	3,419,025
		12,288,972
Consumer Staples Distribution & Retail - 5.5%
Albertsons Cos., Inc. - Class A	120,173	2,047,748
BJ’s Wholesale Club Holdings, Inc.(a)(b)	17,410	1,713,492
Casey’s General Stores, Inc.	4,232	3,080,304
Costco Wholesale Corp.	3,940	3,925,934
Dollar General Corp.	31,117	3,694,521
Dollar Tree, Inc.(a)	35,950	3,936,885
Kroger Co.	54,794	3,964,894
Maplebear, Inc.(a)	33,964	1,272,291
Performance Food Group Co.(a)	27,011	2,313,762
Sprouts Farmers Market, Inc.(a)	16,390	1,264,161
SYSCO Corp.	21,113	1,505,990
Target Corp.	6,588	798,466
US Foods Holding Corp.(a)(b)	40,263	3,712,651
Walmart, Inc.	55,799	6,934,700
		40,165,799
Containers & Packaging - 0.0%(c)
Sealed Air Corp.	4,401	185,062
Distributors - 0.2%
LKQ Corp.	36,102	1,060,316
Diversified Consumer Services - 0.5%
ADT, Inc.	95,243	625,746
Grand Canyon Education, Inc.(a)	10,204	1,734,986

	Shares	Value
H&R Block, Inc.	27,878	$884,848
		3,245,580
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	63,708	1,846,895
GCI Liberty, Inc. - Class A(a)	400	14,740
Verizon Communications, Inc.	46,115	2,314,973
		4,176,608
Electrical Equipment - 0.8%
Acuity, Inc.	7,941	2,225,227
GE Vernova, Inc.	2,993	2,612,590
Generac Holdings, Inc.(a)	2,261	441,641
Vertiv Holdings Co. - Class A	928	232,538
		5,511,996
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. - Class A	5,683	718,047
Keysight Technologies, Inc.(a)	1,265	357,198
Vontier Corp.	32,797	1,163,310
		2,238,555
Energy Equipment & Services - 0.1%
NOV, Inc.	20,639	388,220
Entertainment - 1.3%
Electronic Arts, Inc.	13,706	2,794,242
Netflix, Inc.(a)	33,156	3,187,950
ROBLOX Corp. - Class A(a)	8,539	482,966
Roku, Inc.(a)	15,176	1,435,953
Spotify Technology SA(a)	341	165,354
Warner Bros Discovery, Inc.(a)	54,606	1,499,481
		9,565,946
Financial Services - 3.0%
Berkshire Hathaway, Inc. - Class B(a)	16,682	7,994,014
Euronet Worldwide, Inc.(a)	5,924	393,176
Mastercard, Inc. - Class A	7,574	3,784,425
MGIC Investment Corp.	38,019	997,999
PayPal Holdings, Inc.	17,025	770,041
Visa, Inc. - Class A	16,006	4,837,653
Voya Financial, Inc.	1,081	73,854
Western Union Co.(b)	295,015	2,575,481
WEX, Inc.(a)	4,229	647,206
		22,073,849
Food Products - 0.1%
Flowers Foods, Inc.	129,142	1,052,507
Ground Transportation - 0.5%
Landstar System, Inc.	2,099	336,491
Lyft, Inc. - Class A(a)(b)	112,746	1,499,522
Ryder System, Inc.	2,799	572,983
Uber Technologies, Inc.(a)	12,493	898,621
		3,307,617

The accompanying notes are an integral part of these financial statements.

28

GUIDEMARK LARGE CAP CORE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	6,805	$698,669
Align Technology, Inc.(a)	10,217	1,751,500
Boston Scientific Corp.(a)	2,061	129,328
Envista Holdings Corp.(a)	56,300	1,428,331
Globus Medical, Inc. - Class A(a)	14,292	1,231,399
IDEXX Laboratories, Inc.(a)	378	212,394
Inspire Medical Systems, Inc.(a)	10,955	565,059
ResMed, Inc.	3,124	701,276
		6,717,956
Health Care Providers & Services - 1.4%
Chemed Corp.	3,871	1,462,231
CVS Health Corp.	22,612	1,623,994
Elevance Health, Inc.	247	72,309
HCA Healthcare, Inc.	2,494	1,180,261
Henry Schein, Inc.(a)	23,290	1,716,473
Humana, Inc.	6,631	1,149,749
Labcorp Holdings, Inc.	275	73,373
McKesson Corp.	348	301,145
Quest Diagnostics, Inc.	2,372	464,865
UnitedHealth Group, Inc.	6,782	1,835,141
		9,879,541
Hotels, Restaurants & Leisure - 1.1%
Booking Holdings, Inc.	509	2,143,053
Boyd Gaming Corp.(b)	8,335	684,970
Domino’s Pizza, Inc.	1,705	611,737
Expedia Group, Inc.	9,967	2,301,281
Travel + Leisure Co.	19,847	1,373,214
Yum! Brands, Inc.	3,392	527,388
		7,641,643
Household Durables - 0.3%
NVR, Inc.(a)	67	441,518
SharkNinja, Inc.(a)(b)	15,029	1,591,571
TopBuild Corp.(a)	1,036	363,947
		2,397,036
Household Products - 0.2%
Colgate-Palmolive Co.	5,732	488,538
Procter & Gamble Co.	7,351	1,061,779
		1,550,317
Insurance - 4.8%
Allstate Corp.	18,891	3,916,860
American Financial Group, Inc.	8,173	1,043,774
Aon PLC - Class A	1,999	645,237
Arch Capital Group, Ltd.(a)	15,429	1,481,030
Axis Capital Holdings Ltd.	22,837	2,315,900
Chubb, Ltd.	4,555	1,484,611
Cincinnati Financial Corp.	3,966	624,050
Globe Life, Inc.	17,201	2,393,863
Hanover Insurance Group, Inc.	12,851	2,227,721
Hartford Insurance Group, Inc.	22,681	3,067,152
Kinsale Capital Group, Inc.	211	72,090

	Shares	Value
Lincoln National Corp.	38,101	$1,352,585
Marsh & McLennan Cos., Inc.	576	99,907
Old Republic International Corp.	44,688	1,783,051
Primerica, Inc.	4,670	1,169,742
Progressive Corp.	15,050	2,983,512
RenaissanceRe Holdings Ltd.	9,159	2,722,330
Travelers Cos., Inc.	9,608	2,802,461
W R Berkley Corp.	31,654	2,098,027
White Mountains Insurance Group Ltd.	223	489,922
Willis Towers Watson PLC	945	274,712
		35,048,537
Interactive Media & Services - 6.7%
Alphabet, Inc. - Class A	61,942	17,812,042
Alphabet, Inc. - Class C	50,382	14,452,580
Match Group, Inc.	74,293	2,281,538
Meta Platforms, Inc. - Class A	22,179	12,689,271
Pinterest, Inc. - Class A(a)	55,997	1,026,985
Reddit, Inc. - Class A(a)	2,066	278,187
		48,540,603
IT Services - 0.7%
Accenture PLC - Class A	2,985	591,896
Cognizant Technology Solutions Corp. - Class A	7,126	437,180
Gartner, Inc.(a)	1,760	278,678
International Business Machines Corp.	3,544	859,030
Kyndryl Holdings, Inc.(a)	37,776	495,621
Twilio, Inc. - Class A(a)	1,517	190,869
VeriSign, Inc.	8,866	2,201,960
		5,055,234
Leisure Products - 0.9%
Brunswick Corp.	4,378	318,543
Hasbro, Inc.	17,606	1,647,921
Mattel, Inc.(a)	122,724	1,783,180
YETI Holdings, Inc.(a)	73,991	2,707,331
		6,456,975
Life Sciences Tools & Services - 0.2%
Illumina, Inc.(a)	9,771	1,204,373
Mettler-Toledo International, Inc.(a)	198	249,718
		1,454,091
Machinery - 1.4%
AGCO Corp.	6,102	707,039
Caterpillar, Inc.	1,728	1,224,219
Cummins, Inc.	675	363,163
Donaldson Co., Inc.	16,809	1,426,580
Flowserve Corp.	2,543	186,936
Gates Industrial Corp. PLC(a)	6,611	149,475
Lincoln Electric Holdings, Inc.	3,507	873,523
Mueller Industries, Inc.	15,662	1,735,350
Oshkosh Corp.	1,979	291,329
Otis Worldwide Corp.	9,219	710,600

The accompanying notes are an integral part of these financial statements.

29

GUIDEMARK LARGE CAP CORE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Machinery - (Continued)
Snap-on, Inc.	595	$216,116
Toro Co.	22,980	2,147,251
		10,031,581
Media - 0.9%
Fox Corp. - Class A	22,236	1,298,582
Fox Corp. - Class B	23,008	1,221,725
New York Times Co. - Class A	36,792	3,080,594
Nexstar Media Group, Inc.	4,556	823,862
Versant Media Group, Inc.	7,949	294,272
		6,719,035
Metals & Mining - 0.5%
Newmont Corp.	19,078	2,065,194
Reliance, Inc.	6,199	1,884,000
		3,949,194
Oil, Gas & Consumable Fuels - 1.6%
APA Corp.(b)	114,694	4,867,613
Devon Energy Corp.	26,388	1,327,844
EOG Resources, Inc.	11,731	1,695,951
Exxon Mobil Corp.	21,570	3,659,566
Marathon Petroleum Corp.	309	75,452
Valero Energy Corp.	612	151,213
		11,777,639
Passenger Airlines - 0.2%
United Airlines Holdings, Inc.(a)	11,752	1,082,007
Personal Care Products - 0.2%
BellRing Brands, Inc.(a)	5,949	95,720
elf Beauty, Inc.(a)	12,461	755,261
Estee Lauder Cos., Inc. - Class A	10,460	750,714
		1,601,695
Pharmaceuticals - 3.2%
Bristol-Myers Squibb Co.	47,578	2,885,606
Corcept Therapeutics, Inc.(a)	7,916	319,094
Eli Lilly & Co.	6,719	6,179,934
Jazz Pharmaceuticals PLC(a)	17,563	3,320,285
Johnson & Johnson	26,209	6,406,528
Merck & Co., Inc.	24,746	2,976,696
Organon & Co.	67,122	402,061
Viatris, Inc.	75,825	1,024,396
		23,514,600
Professional Services - 0.7%
Booz Allen Hamilton Holding Corp.	1,879	146,618
CACI International, Inc. - Class A(a)	3,423	1,861,667
Concentrix Corp.(b)	33,759	923,646
ExlService Holdings, Inc.(a)	13,192	401,696
Genpact, Ltd.	27,154	1,011,487
Leidos Holdings, Inc.	3,459	537,944
Parsons Corp.(a)	8,333	451,399
		5,334,457

	Shares	Value
Semiconductors & Semiconductor Equipment - 10.9%
Advanced Micro Devices, Inc.(a)	1,490	$303,111
Applied Materials, Inc.	8,510	2,908,633
Broadcom, Inc.	42,642	13,198,125
Cirrus Logic, Inc.(a)	23,347	3,376,443
KLA Corp.	2,146	3,159,792
Lam Research Corp.	18,853	4,028,132
Micron Technology, Inc.	9,076	3,066,236
NVIDIA Corp.	256,465	44,727,496
Qorvo, Inc.(a)	15,854	1,227,100
QUALCOMM, Inc.	16,966	2,184,881
Teradyne, Inc.	2,900	859,734
		79,039,683
Software - 6.6%
Adobe, Inc.(a)	5,932	1,441,950
Appfolio, Inc. - Class A(a)	1,525	240,675
AppLovin Corp. - Class A(a)	5,424	2,158,752
Autodesk, Inc.(a)	476	113,954
Docusign, Inc.(a)	24,591	1,165,859
Dropbox, Inc. - Class A(a)(b)	107,237	2,436,425
Fortinet, Inc.(a)	6,999	571,958
Intuit, Inc.	202	87,341
Microsoft Corp.	73,798	27,317,806
Nutanix, Inc. - Class A(a)	19,268	732,377
Palantir Technologies, Inc. - Class A(a)	29,496	4,314,675
Pegasystems, Inc.	39,326	1,673,714
RingCentral, Inc. - Class A	67,767	2,520,255
Salesforce, Inc.	3,010	561,877
Teradata Corp.(a)	76,460	1,959,670
Zoom Communications, Inc. - Class A(a)	11,059	889,033
		48,186,321
Specialty Retail - 4.0%
AutoZone, Inc.(a)	526	1,776,712
Bath & Body Works, Inc.	71,079	1,327,045
Best Buy Co., Inc.(b)	22,948	1,473,262
Chewy, Inc. - Class A(a)	31,515	850,905
Five Below, Inc.(a)	8,236	1,881,761
Gap, Inc.	161,883	3,917,569
Home Depot, Inc.	5,900	1,940,451
Lowe’s Cos., Inc.	7,878	1,861,414
Murphy USA, Inc.	2,852	1,408,802
O’Reilly Automotive, Inc.(a)	15,010	1,385,573
Penske Automotive Group, Inc.	1,075	160,734
Ross Stores, Inc.	4,518	978,734
TJX Cos., Inc.	17,746	2,834,036
Ulta Beauty, Inc.(a)	5,567	2,909,927
Wayfair, Inc. - Class A(a)	32,900	2,474,409
Williams Sonoma, Inc.	9,820	1,790,481
		28,971,815

The accompanying notes are an integral part of these financial statements.

30

GUIDEMARK LARGE CAP CORE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	154,319	$39,164,619
Dell Technologies, Inc. - Class C	661	108,490
Everpure, Inc. - Class A(a)	9,544	563,478
NetApp, Inc.	9,589	981,818
Sandisk Corp.(a)	507	322,117
Western Digital Corp.	4,785	1,294,294
		42,434,816
Textiles, Apparel & Luxury Goods - 2.2%
Columbia Sportswear Co.	21,371	1,171,344
Crocs, Inc.(a)(b)	27,740	2,302,975
Deckers Outdoor Corp.(a)	11,190	1,120,007
lululemon athletica, Inc.(a)	5,470	837,457
On Holding AG - Class A(a)	10,578	359,863
PVH Corp.	27,692	1,931,794
Ralph Lauren Corp.	8,509	2,927,011
Tapestry, Inc.	29,657	4,184,899
Under Armour, Inc. - Class C(a)	24,573	142,278
VF Corp.	37,038	629,276
		15,606,904
Tobacco - 0.6%
Altria Group, Inc.	28,299	1,867,451
Philip Morris International, Inc.	15,892	2,627,583
		4,495,034
Trading Companies & Distributors - 1.6%
Applied Industrial Technologies, Inc.	4,446	1,179,613
Core & Main, Inc. - Class A(a)	35,882	1,772,571
Fastenal Co.	23,866	1,107,382
Ferguson Enterprises, Inc.	10,043	2,342,630
MSC Industrial Direct Co., Inc. - Class A	17,838	1,645,912
SiteOne Landscape Supply, Inc.(a)	12,413	1,652,295
W.W. Grainger, Inc.	989	1,078,811
WESCO International, Inc.	3,635	994,609
		11,773,823
Wireless Telecommunication Services - 0.5%
Millicom International Cellular SA	43,275	3,243,029
T-Mobile USA, Inc.	2,904	609,927
		3,852,956
TOTAL COMMON STOCKS (Cost $436,078,948)		693,932,948
INVESTMENT COMPANIES - 3.7%
Vanguard S&P 500 ETF	44,865	26,809,081
TOTAL INVESTMENT COMPANIES (Cost $26,006,650)		26,809,081

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 0.3%
Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	80,455	$806,964
Annaly Capital Management, Inc.	50,409	1,066,150
Rithm Capital Corp.	34,657	328,548
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,204,561)		2,201,662
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.3%
Mount Vernon Liquid Assets Portfolio, LLC, 3.74%(d)	16,770,568	16,770,568
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $16,770,568)		16,770,568
	Shares
MONEY MARKET FUNDS - 0.6%
JPMorgan U.S. Government Money Market Fund - Class IM, 3.60%(d)	4,532,840	4,532,840
TOTAL MONEY MARKET FUNDS (Cost $4,532,840)		4,532,840
TOTAL INVESTMENTS - 102.3% (Cost $485,593,567)		$744,247,099
Liabilities in Excess of Other Assets - (2.3)%		(17,074,312)
TOTAL NET ASSETS - 100.0%		$727,172,787

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $16,741,931.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

31

GUIDEMARK SMALL/MID CAP CORE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

	Shares	Value
COMMON STOCKS - 93.2%
Aerospace & Defense - 2.5%
AAR Corp.(a)	176	$19,265
AeroVironment, Inc.(a)(b)	47	8,603
Astronics Corp.(a)	1,268	84,614
ATI, Inc.(a)	1,500	218,190
BWX Technologies, Inc.	845	172,794
Carpenter Technology Corp.	626	246,738
Curtiss-Wright Corp.	527	358,950
Ducommun, Inc.(a)	294	35,868
FTAI Aviation Ltd.	1,318	322,910
Huntington Ingalls Industries, Inc.	443	168,296
Karman Holdings, Inc.(a)(b)	256	20,493
Kratos Defense & Security Solutions, Inc.(a)	1,252	88,279
Moog, Inc. - Class A	211	61,747
Rocket Lab Corp.(a)	3,306	212,311
Textron, Inc.	1,789	156,645
Woodward Governor Co.	622	222,626
		2,398,329
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	1,763	292,781
GXO Logistics, Inc.(a)	906	46,976
Radiant Logistics, Inc.(a)	13,978	98,545
		438,302
Automobile Components - 1.1%
Adient PLC(a)	938	18,957
BorgWarner, Inc.	3,834	208,033
Cooper-Standard Holdings, Inc.(a)	573	15,969
Dana, Inc.	583	19,618
Dorman Products, Inc.(a)	419	43,727
Garrett Motion, Inc.	5,717	103,878
Gentex Corp.	760	16,606
LCI Industries	746	91,743
Lear Corp.	485	58,724
Motorcar Parts of America, Inc.(a)	2,086	23,071
Patrick Industries, Inc.	938	104,184
Phinia, Inc.	994	68,029
Solid Power, Inc.(a)	12,953	38,859
Standard Motor Products, Inc.	538	18,690
Strattec Security Corp.(a)	1,061	83,119
Visteon Corp.	327	29,793
XPEL, Inc.(a)	1,715	75,906
		1,018,906
Automobiles - 0.2%
Rivian Automotive, Inc. - Class A(a)	8,038	120,972
Thor Industries, Inc.	828	66,149
		187,121
Banks - 8.1%
1st Source Corp.	317	21,940
Amalgamated Financial Corp.	887	34,478
Ameris Bancorp	1,321	103,025

	Shares	Value
Ames National Corp.	1,178	$33,243
Associated Banc-Corp.	1,748	45,203
Axos Financial, Inc.(a)	1,593	135,548
Banc of California, Inc.	1,922	33,789
BancFirst Corp.	159	17,251
Bancorp, Inc.(a)	1,876	100,797
Bank First Corp.	171	23,095
Bank of Hawaii Corp.	564	41,877
Bank of NT Butterfield & Son Ltd.	2,475	129,888
Bank OZK(b)	2,458	112,798
Bank7 Corp.	1,049	41,834
BankUnited, Inc.	1,807	81,604
Bankwell Financial Group, Inc.	1,132	54,925
BOK Financial Corp.	321	41,107
Bridgewater Bancshares, Inc.(a)	2,501	44,268
Burke & Herbert Financial Services Corp.	198	12,333
Business First Bancshares, Inc.	784	21,199
C&F Financial Corp.	460	33,552
California BanCorp	1,000	17,720
Capital Bancorp, Inc.	1,212	36,045
Capital City Bank Group, Inc.	630	27,380
Cathay General Bancorp(b)	1,534	76,485
Central Pacific Financial Corp.	1,395	44,584
CF Bankshares, Inc.	1,145	31,957
Citizens Community Bancorp, Inc.	528	10,454
Citizens Financial Services, Inc.	300	18,345
City Holding Co.	172	20,557
Civista Bancshares, Inc.	1,842	41,979
Columbia Banking System, Inc.	3,489	95,703
Commerce Bancshares, Inc.	1,227	60,368
Community Trust Bancorp, Inc.	422	25,624
Community West Bancshares	850	19,805
Cullen Frost Bankers, Inc.	1,032	141,467
Customers Bancorp, Inc.(a)	1,261	87,526
East West Bancorp, Inc.	2,696	287,825
ECB Bancorp, Inc.(a)	696	11,644
Enterprise Financial Services Corp.	778	42,098
Esquire Financial Holdings, Inc.	600	64,500
Financial Institutions, Inc.	752	23,846
First BanCorp	4,691	100,200
First Bancorp, Inc.	696	19,509
First Bank	1,773	28,368
First Business Financial Services, Inc.	1,148	61,912
First Capital, Inc.	666	33,054
First Community Corp.	1,311	38,320
First Financial Bancorp	1,133	31,588
First Financial Corp.	1,249	78,937
First Hawaiian, Inc.	1,295	31,909
First Horizon Corp.	9,096	207,025
First Interstate BancSystem, Inc. - Class A	970	32,398
First Merchants Corp.	1,456	56,391
First United Corp.	1,151	42,173

The accompanying notes are an integral part of these financial statements.

32

GUIDEMARK SMALL/MID CAP CORE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Banks - (Continued)
Five Star Bancorp	1,009	$38,059
FNB Corp.	5,798	96,943
Franklin Financial Services Corp.	997	50,927
FS Bancorp, Inc.	354	13,661
Fulton Financial Corp.	3,394	69,034
Hancock Whitney Corp.	1,961	124,700
Hanmi Financial Corp.	2,531	66,717
Hawthorn Bancshares, Inc.	1,217	41,001
HBT Financial, Inc.	1,136	30,354
Home Bancorp, Inc.	895	54,219
Home BancShares, Inc.	1,760	47,397
HomeTrust Bancshares, Inc.	965	41,157
Independent Bank Corp.	1,207	40,193
Independent Bank Corp.	228	17,148
International Bancshares Corp.	1,140	76,711
Investar Holding Corp.	1,211	33,024
Landmark Bancorp, Inc.	968	24,006
Mechanics Bancorp - Class A	1,336	19,706
Mercantile Bank Corp.	1,080	54,540
Meridian Corp.	2,958	56,084
Metropolitan Bank Holding Corp.	906	75,461
MVB Financial Corp.	1,074	26,667
NB Bancorp, Inc.	551	11,610
Nicolet Bankshares, Inc.	311	46,221
Northeast Bank	543	61,017
Northeast Community Bancorp, Inc.	912	21,706
Northrim BanCorp, Inc.	3,716	85,022
Oak Valley Bancorp	1,214	39,370
OFG Bancorp	1,507	60,973
Ohio Valley Banc Corp.	641	28,114
Old National Bancorp(b)	3,817	84,356
Old Second Bancorp, Inc.	1,551	31,268
OP Bancorp	2,122	28,223
Orange County Bancorp, Inc.	609	19,476
Orrstown Financial Services, Inc.	564	20,349
Parke Bancorp, Inc.	2,063	58,589
Pathward Financial, Inc.	1,145	102,168
PCB Bancorp	1,646	37,019
Peoples Bancorp of North Carolina, Inc.	1,069	41,862
Peoples Bancorp, Inc.	563	18,506
Pinnacle Financial Partners, Inc.	2,166	186,579
Plumas Bancorp	431	21,041
Ponce Financial Group, Inc.(a)	1,599	26,719
Popular, Inc.	1,589	213,196
Preferred Bank	865	78,447
Primis Financial Corp.	2,224	29,535
Prosperity Bancshares, Inc.	353	23,715
Provident Financial Services, Inc.	2,982	63,099
QCR Holdings, Inc.	345	29,480
Red River Bancshares, Inc.	724	65,479
Republic Bancorp, Inc. - Class A	279	19,683

	Shares	Value
Rhinebeck Bancorp, Inc.(a)	831	$12,814
S&T Bancorp, Inc.	253	10,583
SB Financial Group, Inc.	586	12,306
ServisFirst Bancshares, Inc.	497	36,196
Shore Bancshares, Inc.	3,152	58,879
Sierra Bancorp	1,036	35,141
SmartFinancial, Inc.	574	22,432
South Plains Financial, Inc.	1,202	50,364
Southern First Bancshares, Inc.(a)	367	20,001
Southern Missouri Bancorp, Inc.	255	16,305
Southstate Bank Corp.	717	66,337
SR Bancorp, Inc.	2,338	39,465
Stellar Bancorp, Inc.	1,280	46,861
Stock Yards Bancorp, Inc.	157	10,407
Texas Capital Bancshares, Inc.(a)	617	58,541
Third Coast Bancshares, Inc.(a)	1,672	63,252
Timberland Bancorp, Inc.	610	24,052
Tompkins Financial Corp.	630	49,669
TrustCo Bank Corp. NY	449	19,657
Trustmark Corp.	1,207	50,863
UMB Financial Corp.	958	108,053
United Bankshares, Inc.	868	35,953
United Community Banks, Inc.	1,000	31,490
Unity Bancorp, Inc.	1,067	55,303
Univest Financial Corp.	1,503	51,493
Valley National Bancorp	8,824	108,359
Virginia National Bankshares Corp.	307	11,727
WaFd, Inc.	592	18,589
Webster Financial Corp.	2,767	192,085
West BanCorp, Inc.	972	23,124
Westamerica BanCorp	197	10,274
Western Alliance Bancorp	2,312	163,805
Wintrust Financial Corp.	1,373	190,765
WSFS Financial Corp.(b)	807	52,826
Zions Bancorp NA	3,331	191,932
		7,711,884
Beverages - 0.4%
Boston Beer Co., Inc. - Class A(a)	279	64,282
Celsius Holdings, Inc.(a)	1,442	51,162
Coca-Cola Consolidated, Inc.	1,325	254,055
National Beverage Corp.(a)	385	12,955
Vita Coco Co., Inc.(a)	549	26,303
		408,757
Biotechnology - 4.3%
ACADIA Pharmaceuticals, Inc.(a)	5,454	121,406
ADMA Biologics, Inc.(a)	3,535	31,850
Aduro Biotech, Inc.(a)(c)	1,181	0
Akebia Therapeutics, Inc.(a)	51,293	71,297
Alkermes PLC(a)	5,794	204,876
Amicus Therapeutics, Inc.(a)	3,517	50,856
Apellis Pharmaceuticals, Inc.(a)	1,898	76,357
Arcutis Biotherapeutics, Inc.(a)	4,091	96,384
Arrowhead Pharmaceuticals, Inc.(a)	880	55,176

The accompanying notes are an integral part of these financial statements.

33

GUIDEMARK SMALL/MID CAP CORE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Biotechnology - (Continued)
BioCryst Pharmaceuticals, Inc.(a)	6,725	$64,022
Bridgebio Pharma, Inc.(a)	1,160	86,142
CareDx, Inc.(a)	5,990	103,986
Catalyst Pharmaceuticals, Inc.(a)	6,138	151,977
Emergent BioSolutions, Inc.(a)	10,393	86,262
Exelixis, Inc.(a)	7,447	319,402
Fennec Pharmaceuticals, Inc.(a)	9,445	58,087
Gyre Therapeutics, Inc.(a)(b)	6,213	43,305
Halozyme Therapeutics, Inc.(a)	2,180	140,893
Insmed, Inc.(a)	1,673	273,569
Ionis Pharmaceuticals, Inc.(a)	385	28,910
Ironwood Pharmaceuticals, Inc.(a)	19,255	67,585
Krystal Biotech, Inc.(a)	251	64,838
MiMedx Group, Inc.(a)	11,167	44,110
Mirum Pharmaceuticals, Inc.(a)	1,252	115,660
Myriad Genetics, Inc.(a)	4,803	21,613
Neurocrine Biosciences, Inc.(a)	767	101,045
Organogenesis Holdings, Inc.(a)	25,930	61,454
Protalix BioTherapeutics, Inc.(a)	33,278	72,213
PTC Therapeutics, Inc.(a)	2,979	202,959
Puma Biotechnology, Inc.(a)	42,929	274,316
Revolution Medicines, Inc.(a)	516	50,181
Rhythm Pharmaceuticals, Inc.(a)	774	67,315
Rigel Pharmaceuticals, Inc.(a)	4,252	114,974
Roivant Sciences Ltd.(a)	675	18,697
Sarepta Therapeutics, Inc.(a)	922	20,063
TG Therapeutics, Inc.(a)	2,532	84,113
Travere Therapeutics, Inc.(a)	3,249	96,528
TriSalus Life Sciences, Inc.(a)	2,670	10,680
Twist Bioscience Corp.(a)	404	19,198
United Therapeutics Corp.(a)	761	451,258
UroGen Pharma Ltd.(a)	2,525	45,399
Vanda Pharmaceuticals, Inc.(a)	2,857	19,742
Vericel Corp.(a)	536	17,243
		4,105,941
Broadline Retail - 0.6%
Dillard’s, Inc. - Class A	235	134,446
Etsy, Inc.(a)	1,967	98,311
Groupon, Inc.(a)	2,117	25,192
Kohl’s Corp.	6,419	82,805
Macy’s, Inc.	9,629	174,189
Ollie’s Bargain Outlet Holdings, Inc.(a)	485	44,639
Savers Value Village, Inc.(a)	7,416	55,175
		614,757
Building Products - 1.6%
A O Smith Corp.	1,634	107,746
AAON, Inc.	313	25,901
Advanced Drainage Systems, Inc.	820	112,447
Allegion PLC	1,246	181,031
Apogee Enterprises, Inc.	556	18,648

	Shares	Value
Armstrong World Industries, Inc.	694	$114,371
AZZ, Inc.	691	86,465
Fortune Brands Innovations, Inc.	1,038	40,451
Griffon Corp.	1,589	115,488
Janus International Group, Inc.(a)	3,673	18,916
Modine Manufacturing Co.(a)	966	209,342
Owens Corning, Inc.(b)	998	108,004
Quanex Building Products Corp.	1,082	19,443
Resideo Technologies, Inc.(a)	3,162	106,591
Simpson Manufacturing Co., Inc.	476	81,691
Trex Co., Inc.(a)(b)	280	10,198
UFP Industries, Inc.	632	58,220
Zurn Elkay Water Solutions Corp.	1,794	80,443
		1,495,396
Capital Markets - 3.0%
Acadian Asset Management, Inc.	1,988	108,187
Affiliated Managers Group, Inc.	818	226,341
Artisan Partners Asset Management, Inc. - Class A	1,825	66,412
BGC Group, Inc. - Class A	2,750	26,895
Carlyle Group, Inc.	3,430	165,978
Diamond Hill Investment Group, Inc.	188	32,355
Donnelley Financial Solutions, Inc.(a)	341	16,075
Evercore, Inc. - Class A	790	235,823
FactSet Research Systems, Inc.	339	73,560
Franklin Resources, Inc.	1,735	40,981
Hamilton Lane, Inc. - Class A	402	39,959
Houlihan Lokey, Inc.	767	110,156
Invesco Ltd.	5,085	123,515
Janus Henderson Group PLC	2,752	141,370
Jefferies Financial Group, Inc.	1,695	69,953
Lazard, Inc.	1,935	82,199
Marex Group PLC	2,876	128,212
MarketAxess Holdings, Inc.	176	29,036
Moelis & Co. - Class A	861	49,077
Patria Investments Ltd. - Class A	1,266	15,951
Piper Sandler Cos.	1,128	86,348
PJT Partners, Inc. - Class A(b)	561	78,383
SEI Investments Co.	1,638	128,534
Siebert Financial Corp.(a)	5,740	11,021
Stifel Financial Corp.	2,794	206,495
StoneX Group, Inc.(a)	2,903	234,087
Victory Capital Holdings, Inc. - Class A(b)	700	45,836
Virtu Financial, Inc. - Class A	3,087	135,766
Virtus Investment Partners, Inc.	161	21,630
WisdomTree, Inc.	4,896	71,286
XP, Inc. - Class A	5,588	106,395
		2,907,816
Chemicals - 0.8%
Albemarle Corp.	496	89,047
Ascent Industries Co.(a)	1,538	20,471
Axalta Coating Systems, Ltd.(a)	902	24,985

The accompanying notes are an integral part of these financial statements.

34

GUIDEMARK SMALL/MID CAP CORE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Chemicals - (Continued)
Core Molding Technologies, Inc.(a)	1,912	$42,829
Element Solutions, Inc.	1,171	39,978
Hawkins, Inc.	388	59,597
Ingevity Corp.(a)	985	70,161
Mativ Holdings, Inc.	4,768	41,482
Mosaic Co.	1,877	47,863
NewMarket Corp.	140	89,733
Perimeter Solutions, Inc.(a)	1,160	28,327
RPM International, Inc.	1,515	150,591
Scotts Miracle-Gro Co.	467	28,398
Sensient Technologies Corp.	165	14,263
		747,725
Commercial Services & Supplies - 1.0%
Brink’s Co.	317	32,851
Cimpress PLC(a)	1,468	107,164
Clean Harbors, Inc.(a)	475	136,197
Deluxe Corp.	4,126	113,630
Healthcare Services Group, Inc.(a)	3,316	61,512
HNI Corp.	1,782	59,501
Interface, Inc.	4,242	105,711
Liquidity Services, Inc.(a)	677	20,696
MillerKnoll, Inc.	2,597	37,553
Montrose Environmental Group, Inc.(a)	2,056	45,006
MSA Safety, Inc.	374	61,317
OPENLANE, Inc.(a)	614	17,898
Pitney Bowes, Inc.	6,604	72,974
Quad/Graphics, Inc.	12,253	80,992
Tetra Tech, Inc.(b)	602	18,132
UniFirst Corp.	119	29,939
		1,001,073
Communications Equipment - 2.6%
ADTRAN Holdings, Inc.(a)	9,433	118,667
Aviat Networks, Inc.(a)	565	12,775
BK Technologies Corp.(a)	1,321	98,586
Calix, Inc.(a)	2,172	106,406
Ciena Corp.(a)	2,139	830,424
Digi International, Inc.(a)	1,572	75,770
Extreme Networks, Inc.(a)	5,413	81,628
F5, Inc.(a)	896	259,240
Harmonic, Inc.(a)	2,666	23,941
Inseego Corp.(a)	3,108	34,561
Lumentum Holdings, Inc.(a)	566	397,762
NETGEAR, Inc.(a)	441	9,631
NetScout Systems, Inc.(a)	2,848	90,538
Ribbon Communications, Inc.(a)	15,763	33,418
ViaSat, Inc.(a)	1,932	88,486
Viavi Solutions, Inc.(a)	4,441	147,796
Vistance Networks, Inc.(a)	5,795	105,469
		2,515,098

	Shares	Value
Construction & Engineering - 4.0%
AECOM	1,091	$92,539
API Group Corp.(a)	5,663	229,465
Arcosa, Inc.	201	21,334
Argan, Inc.	168	91,501
Bowman Consulting Group Ltd.(a)	3,442	97,890
Comfort Systems USA, Inc.	568	783,266
Construction Partners, Inc. - Class A(a)	255	28,336
Dycom Industries, Inc.(a)	373	126,380
EMCOR Group, Inc.	819	604,676
Everus Construction Group, Inc.(a)	588	69,419
Fluor Corp.(a)	1,093	50,988
Granite Construction, Inc.	784	93,986
Great Lakes Dredge & Dock Corp.(a)	1,128	19,176
IES Holdings, Inc.(a)	600	285,882
MasTec, Inc.(a)	820	263,827
MYR Group, Inc.(a)	339	95,706
NWPX Infrastructure, Inc.(a)	724	56,371
Orion Group Holdings, Inc.(a)	3,621	39,469
Primoris Services Corp.	1,322	189,099
Sterling Infrastructure, Inc.(a)	571	232,551
Tutor Perini Corp.	2,220	171,362
Valmont Industries, Inc.	466	186,200
		3,829,423
Construction Materials - 0.0%(d)
United States Lime & Minerals, Inc.	114	14,890
Consumer Finance - 2.0%
Ally Financial, Inc.	3,201	125,575
Atlanticus Holdings Corp.(a)	1,991	104,468
Bread Financial Holdings, Inc.	2,052	153,674
Credit Acceptance Corp.(a)(b)	182	77,070
Dave, Inc.(a)	734	127,782
Encore Capital Group, Inc.(a)	539	37,795
Enova International, Inc.(a)	1,538	208,907
FirstCash Holdings, Inc.	804	151,152
Jefferson Capital, Inc.	1,568	30,153
LendingClub Corp.(a)	2,320	33,222
LendingTree, Inc.(a)	486	20,840
Medallion Financial Corp.(b)	5,255	44,983
Nelnet, Inc. - Class A	248	31,982
OneMain Holdings, Inc.	3,551	189,943
PROG Holdings, Inc.	2,751	78,926
Regional Management Corp.	2,378	76,690
SLM Corp.	6,237	133,534
SoFi Technologies, Inc.(a)	16,108	255,795
World Acceptance Corp.(a)	403	54,421
		1,936,912
Consumer Staples Distribution & Retail - 2.8%
Albertsons Cos., Inc. - Class A	7,394	125,994
Andersons, Inc.	353	25,338
BJ’s Wholesale Club Holdings, Inc.(a)(b)	2,338	230,106

The accompanying notes are an integral part of these financial statements.

35

GUIDEMARK SMALL/MID CAP CORE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer Staples Distribution & Retail - (Continued)
Casey’s General Stores, Inc.	687	$500,040
Chefs’ Warehouse, Inc.(a)	1,822	108,318
HF Foods Group, Inc.(a)	8,352	15,451
Ingles Markets, Inc. - Class A(b)	1,439	129,352
Maplebear, Inc.(a)	3,114	116,650
Natural Grocers by Vitamin Cottage, Inc.	1,665	43,040
Performance Food Group Co.(a)	3,221	275,911
PriceSmart, Inc.	858	129,129
Sprouts Farmers Market, Inc.(a)	1,850	142,691
United Natural Foods, Inc.(a)	5,475	246,703
US Foods Holding Corp.(a)	4,422	407,753
Village Super Market, Inc. - Class A	3,130	132,180
Weis Markets, Inc.	923	63,124
		2,691,780
Containers & Packaging - 0.7%
AptarGroup, Inc.	344	43,351
Avery Dennison Corp.	700	120,876
Crown Holdings, Inc.	1,201	120,400
Greif, Inc. - Class B	234	20,484
Myers Industries, Inc.	5,128	108,611
Packaging Corp. of America	845	179,326
Sealed Air Corp.	961	40,410
Sonoco Products Co.	357	19,310
TriMas Corp.	544	19,552
		672,320
Distributors - 0.2%
GigaCloud Technology, Inc. - Class A(a)	1,181	53,594
LKQ Corp.	2,362	69,372
Pool Corp.	194	39,252
Weyco Group, Inc.	1,086	34,806
		197,024
Diversified Consumer Services - 1.5%
ADT, Inc.	6,734	44,242
American Public Education, Inc.(a)	3,530	200,786
Coursera, Inc.(a)	2,210	12,862
Covista, Inc.(a)	1,315	151,554
Frontdoor, Inc.(a)	2,275	120,257
Graham Holdings Co. - Class B	59	62,378
Grand Canyon Education, Inc.(a)	516	87,736
H&R Block, Inc.	1,798	57,069
Laureate Education, Inc.(a)	1,905	66,370
Liberty Live Holdings, Inc. - Class C(a)	413	38,867
Lincoln Educational Services Corp.(a)	3,748	152,469
Perdoceo Education Corp.	3,815	141,956
Stride, Inc.(a)	1,671	147,332
Udemy, Inc.(a)	4,685	21,645
Universal Technical Institute, Inc.(a)	2,528	91,261
		1,396,784

	Shares	Value
Diversified Telecommunication Services - 0.4%
AST SpaceMobile, Inc.(a)(b)	678	$56,186
ATN International, Inc.	871	23,709
Bandwidth, Inc. - Class A(a)	2,884	51,393
IDT Corp. - Class B	2,379	116,809
Liberty Latin America Ltd. - Class C(a)	1,200	10,584
Lumen Technologies, Inc.(a)	11,872	82,510
		341,191
Electric Utilities - 0.3%
Genie Energy Ltd. - Class B	2,189	30,952
Hawaiian Electric Industries, Inc.(a)	2,301	34,147
IDACORP, Inc.	265	37,887
OGE Energy Corp.	1,068	51,221
Oklo, Inc.(a)(b)	907	44,978
Pinnacle West Capital Corp.	730	73,548
TXNM Energy, Inc.	251	14,674
		287,407
Electrical Equipment - 2.2%
Acuity, Inc.	705	197,555
Allient, Inc.	1,899	112,212
Array Technologies, Inc.(a)	3,693	26,700
Atkore, Inc.	1,123	66,156
Bloom Energy Corp. - Class A(a)	1,560	211,365
EnerSys	899	156,174
Generac Holdings, Inc.(a)	692	135,168
LSI Industries, Inc.	2,504	46,574
Nextpower, Inc. - Class A(a)	1,693	204,091
nVent Electric PLC	1,687	199,538
Powell Industries, Inc.	282	152,585
Power Solutions International, Inc.(a)	1,246	75,857
Preformed Line Products Co.	549	148,642
Regal Rexnord Corp.	765	143,254
Sensata Technologies Holding PLC	984	34,657
SunPower, Inc.(a)(b)	11,463	14,558
Thermon Group Holdings, Inc.(a)	1,401	70,610
Vicor Corp.(a)	769	123,809
		2,119,505
Electronic Equipment, Instruments & Components - 3.1%
Advanced Energy Industries, Inc.	433	139,733
Arlo Technologies, Inc.(a)	4,268	60,734
Arrow Electronics, Inc.(a)	485	69,554
Avnet, Inc.	896	55,212
Badger Meter, Inc.	236	35,955
Bel Fuse, Inc. - Class A	99	17,840
Bel Fuse, Inc. - Class B - Class B	208	41,180
Belden, Inc.	735	84,400
Cognex Corp.	1,619	79,315
Coherent Corp.(a)	1,588	378,277
CTS Corp.	413	19,725
Daktronics, Inc.(a)	4,582	89,578
ePlus, Inc.	537	40,409

The accompanying notes are an integral part of these financial statements.

36

GUIDEMARK SMALL/MID CAP CORE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Electronic Equipment, Instruments & Components - (Continued)
Evolv Technologies Holdings, Inc.(a)	3,104	$18,779
Fabrinet(a)	315	164,279
Flex Ltd.(a)	3,727	243,969
Itron, Inc.(a)	491	44,008
Jabil, Inc.	1,460	387,820
Kimball Electronics, Inc.(a)	972	23,027
Knowles Corp.(a)	1,215	31,201
Littelfuse, Inc.	244	82,801
Methode Electronics, Inc.	3,647	20,131
Mirion Technologies, Inc.(a)	547	10,169
Napco Security Technologies, Inc.	1,770	69,720
nLight, Inc.(a)	320	18,246
OSI Systems, Inc.(a)	221	58,678
PC Connection, Inc.	296	17,304
Plexus Corp.(a)	141	28,558
Richardson Electronics Ltd.	2,099	22,984
Sanmina Corp.(a)	807	104,620
ScanSource, Inc.(a)	299	10,854
TD SYNNEX Corp.	1,029	173,603
TTM Technologies, Inc.(a)	1,464	142,623
Vishay Precision Group, Inc.(a)	1,136	49,325
Vontier Corp.	2,798	99,245
		2,933,856
Energy Equipment & Services - 1.7%
Archrock, Inc.	776	27,005
Borr Drilling Ltd.	3,900	22,503
DMC Global, Inc.(a)	5,029	26,201
Energy Services of America Corp.	1,428	18,750
Forum Energy Technologies, Inc.(a)	3,332	195,455
Helmerich & Payne, Inc.	537	19,348
Innovex International, Inc.(a)	1,391	33,926
Liberty Energy, Inc.	2,531	72,893
Nabors Industries Ltd.(a)	239	20,568
National Energy Services Reunited Corp.(a)	1,347	28,920
Noble Corp. PLC	413	20,266
NOV, Inc.	4,492	84,495
Oceaneering International, Inc.(a)	1,972	69,947
Oil States International, Inc.(a)	4,942	57,525
Patterson-UTI Energy, Inc.	6,023	65,229
ProFrac Holding Corp. - Class A(a)	3,584	22,221
ProPetro Holding Corp.(a)	3,118	44,930
Ranger Energy Services, Inc. - Class A	2,321	39,782
RPC, Inc.	3,288	23,279
TechnipFMC PLC	5,198	359,338
TETRA Technologies, Inc.(a)	9,397	80,062
Tidewater, Inc.(a)	1,159	96,834
Transocean, Ltd.(a)(b)	8,979	59,531

	Shares	Value
Valaris Ltd.(a)	491	$48,138
Weatherford International PLC	448	42,372
		1,579,518
Entertainment - 0.3%
CuriosityStream, Inc.	7,607	22,517
Madison Square Garden Entertainment Corp.(a)	883	52,017
Meridian Holdings, Inc.(a)	1,937	13,984
Playstudios, Inc.(a)	49,732	23,334
Playtika Holding Corp.	5,451	15,154
Roku, Inc.(a)	1,808	171,073
Sphere Entertainment Co.(a)	172	20,193
		318,272
Financial Services - 2.4%
Affirm Holdings, Inc.(a)	1,668	76,428
Banco Latinoamericano de Comercio Exterior SA	2,716	138,733
Cantaloupe, Inc.(a)	2,648	28,625
Corebridge Financial, Inc.	1,110	26,485
Enact Holdings, Inc.	2,072	84,558
Equitable Holdings, Inc.	3,341	123,985
Essent Group Ltd.	1,995	116,588
Euronet Worldwide, Inc.(a)	932	61,857
EVERTEC, Inc.	322	9,087
Federal Agricultural Mortgage Corp. - Class C	457	67,796
Finance Of America Cos., Inc.(a)	1,388	23,041
International Money Express, Inc.(a)	1,586	25,059
Jack Henry & Associates, Inc.	859	135,756
Jackson Financial, Inc. - Class A	803	84,893
loanDepot, Inc. - Class A(a)	12,251	17,396
Merchants Bancorp	1,770	75,951
MGIC Investment Corp.	6,462	169,627
NCR Atleos Corp.(a)	1,625	70,817
NewtekOne, Inc.	4,093	44,818
NMI Holdings, Inc. - Class A(a)	2,205	82,710
Onity Group, Inc.(a)	1,588	62,361
Pagseguro Digital Ltd. - Class A	9,161	91,793
Paysign, Inc.(a)	6,418	37,866
PennyMac Financial Services, Inc.	865	75,601
Radian Group, Inc.	3,316	109,693
Sezzle, Inc.(a)	1,407	89,049
Shift4 Payments, Inc. - Class A(a)(b)	302	13,206
StoneCo Ltd. - Class A(a)	3,307	46,695
Velocity Financial, Inc.(a)	1,011	18,289
Voya Financial, Inc.	2,006	137,050
Western Union Co.(b)	8,627	75,314
WEX, Inc.(a)	515	78,816
		2,299,943

The accompanying notes are an integral part of these financial statements.

37

GUIDEMARK SMALL/MID CAP CORE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Food Products - 0.5%
Cal-Maine Foods, Inc.	1,718	$135,980
Darling International, Inc.(a)	1,005	62,159
Flowers Foods, Inc.	2,518	20,522
Fresh Del Monte Produce, Inc.	677	27,256
Ingredion, Inc.	539	60,724
Lifeway Foods, Inc.(a)	1,395	26,979
Mama’s Creations, Inc.(a)	4,689	71,929
Marzetti Co.	164	22,686
Pilgrim’s Pride Corp.	256	9,667
Post Holdings, Inc.(a)	263	26,000
Seneca Foods Corp. - Class A(a)	297	44,883
Vital Farms, Inc.(a)	609	8,599
		517,384
Gas Utilities - 0.4%
Brookfield Infrastructure Corp. - Class A	1,553	61,374
MDU Resources Group, Inc.	805	16,680
National Fuel Gas Co.	870	81,745
Southwest Gas Holdings, Inc.	813	70,650
Spire, Inc.	139	12,585
UGI Corp.	2,933	106,820
		349,854
Ground Transportation - 0.5%
Knight-Swift Transportation Holdings, Inc.	365	21,017
Landstar System, Inc.	447	71,658
Lyft, Inc. - Class A(a)(b)	7,991	106,280
Ryder System, Inc.	666	136,337
XPO, Inc.(a)	834	162,255
		497,547
Health Care Equipment & Supplies - 1.7%
Acme United Corp.	941	42,260
Alphatec Holdings, Inc.(a)	5,025	54,672
AngioDynamics, Inc.(a)	3,369	38,306
AtriCure, Inc.(a)	1,570	44,792
Avanos Medical, Inc.(a)	2,422	33,932
Axogen, Inc.(a)	1,842	61,026
Cerus Corp.(a)	23,192	42,209
CVRx, Inc.(a)	4,246	40,167
Delcath Systems, Inc.(a)	1,425	13,224
Electromed, Inc.(a)	1,197	28,022
Embecta Corp.	3,700	32,708
Envista Holdings Corp.(a)	3,400	86,258
Glaukos Corp.(a)	195	20,994
Globus Medical, Inc. - Class A(a)	1,429	123,123
Haemonetics Corp.(a)	208	11,723
Inspire Medical Systems, Inc.(a)	271	13,978
iRadimed Corp.	896	86,249
IRhythm Holdings, Inc.(a)	557	65,737
KORU Medical Systems, Inc.(a)	6,535	28,231
Lantheus Holdings, Inc.(a)	1,267	96,102

	Shares	Value
LivaNova PLC(a)	1,051	$66,802
Masimo Corp.(a)	490	87,156
Merit Medical Systems, Inc.(a)	154	10,615
NeuroPace, Inc.(a)	1,115	14,662
Omnicell, Inc.(a)	644	21,497
Orthofix Medical, Inc.(a)	1,715	19,671
Penumbra, Inc.(a)(b)	463	152,035
SANUWAVE Health, Inc.(a)	587	10,149
SI-BONE, Inc.(a)	1,701	21,484
Sight Sciences, Inc.(a)	5,474	20,637
Tactile Systems Technology, Inc.(a)	7,498	195,923
TransMedics Group, Inc.(a)	353	35,092
Varex Imaging Corp.(a)	2,402	25,485
		1,644,921
Health Care Providers & Services - 2.3%
Addus HomeCare Corp.(a)	206	19,292
AirSculpt Technologies, Inc.(a)(b)	15,652	44,295
Alignment Healthcare, Inc.(a)	3,384	59,626
AMN Healthcare Services, Inc.(a)	1,286	23,585
Aveanna Healthcare Holdings, Inc.(a)	3,515	22,637
BrightSpring Health Services, Inc.(a)(b)	2,451	104,437
Castle Biosciences, Inc.(a)	1,268	31,129
Chemed Corp.	215	81,214
Cross Country Healthcare, Inc.(a)	2,857	26,856
DaVita, Inc.(a)	358	55,021
Encompass Health Corp.	919	88,895
Enhabit, Inc.(a)	7,398	104,238
GeneDx Holdings Corp.(a)	516	33,137
Guardant Health, Inc.(a)	1,388	128,210
Guardian Pharmacy Services, Inc. - Class A(a)	2,371	89,292
HealthEquity, Inc.(a)	552	46,131
Henry Schein, Inc.(a)	2,033	149,832
Hims & Hers Health, Inc.(a)(b)	2,573	53,415
Innovage Holding Corp.(a)	13,206	105,912
Nutex Health, Inc.(a)(b)	1,051	99,887
Oncology Institute, Inc.(a)	15,839	48,626
Option Care Health, Inc.(a)	2,640	71,069
PACS Group, Inc.(a)	596	19,144
Pediatrix Medical Group, Inc.(a)	3,298	70,544
Privia Health Group, Inc.(a)	552	11,355
Progyny, Inc.(a)	3,014	51,178
Talkspace, Inc.(a)	17,893	92,596
Tenet Healthcare Corp.(a)	1,210	228,339
The Ensign Group, Inc.	453	91,279
Universal Health Services, Inc. - Class B	634	113,467
Viemed Healthcare, Inc.(a)	6,613	60,906
		2,225,544
Health Care Technology - 0.2%
HealthStream, Inc.	457	9,464
LifeMD, Inc.(a)	12,528	45,226

The accompanying notes are an integral part of these financial statements.

38

GUIDEMARK SMALL/MID CAP CORE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care Technology - (Continued)
OptimizeRx Corp.(a)	5,288	$33,209
Phreesia, Inc.(a)	2,150	18,017
Teladoc Health, Inc.(a)	13,138	71,602
TruBridge, Inc.(a)	3,232	47,317
		224,835
Hotels, Restaurants & Leisure - 0.8%
Aramark	617	25,013
Boyd Gaming Corp.(b)	977	80,290
Brinker International, Inc.(a)	943	134,632
Lindblad Expeditions Holdings, Inc.(a)	2,349	40,638
Monarch Casino & Resort, Inc.	144	13,766
Nathan’s Famous, Inc.	397	39,990
Norwegian Cruise Line Holdings, Ltd.(a)	612	11,444
Rush Street Interactive, Inc.(a)	4,199	91,328
Target Hospitality Corp.(a)	1,077	9,995
Texas Roadhouse, Inc.	401	66,221
Travel + Leisure Co.	1,275	88,217
Wingstop, Inc.	341	52,845
Wynn Resorts Ltd.	631	64,078
		718,457
Household Durables - 1.6%
Bassett Furniture Industries, Inc.	2,598	36,762
Cavco Industries, Inc.(a)	218	105,575
Champion Homes, Inc.(a)	1,146	85,228
Ethan Allen Interiors, Inc.	783	17,430
Flexsteel Industries, Inc.	419	18,830
Green Brick Partners, Inc.(a)	1,473	94,935
Hamilton Beach Brands Holding Co. - Class A	1,267	24,010
Installed Building Products, Inc.	491	130,189
La-Z-Boy, Inc.	1,187	38,150
Lovesac Co.(a)	1,221	18,034
M/I Homes, Inc.(a)	124	15,184
Mohawk Industries, Inc.(a)	437	43,027
SharkNinja, Inc.(a)(b)	1,371	145,189
Somnigroup International, Inc.	2,881	212,963
Sonos, Inc.(a)	6,726	90,128
Taylor Morrison Home Corp.(a)	903	52,591
Toll Brothers, Inc.	1,133	154,620
TopBuild Corp.(a)	457	160,544
Tri Pointe Homes, Inc.(a)	1,856	86,731
		1,530,120
Household Products - 0.2%
Central Garden & Pet Co. - Class A(a)	882	28,594
Oil-Dri Corp. of America	1,009	65,676
Spectrum Brands Holdings, Inc.	254	18,720
WD-40 Co.	153	31,203
		144,193

	Shares	Value
Independent Power and Renewable Electricity Producers - 0.2%
Ormat Technologies, Inc.	267	$29,882
Talen Energy Corp.(a)	390	124,500
		154,382
Insurance - 4.4%
American Coastal Insurance Corp.	5,520	62,100
American Financial Group, Inc.	1,330	169,854
Assurant, Inc.	775	168,803
Assured Guaranty, Ltd.	477	38,866
Axis Capital Holdings Ltd.	1,864	189,028
Brighthouse Financial, Inc.(a)	668	40,000
CNO Financial Group, Inc.	2,294	94,192
Crawford & Co. - Class A	3,668	36,570
Donegal Group, Inc. - Class A	3,960	68,033
Everest Group Ltd.	518	169,308
Fidelis Insurance Holdings Ltd.	2,298	43,915
First American Financial Corp.	1,002	60,411
Genworth Financial, Inc. - Class A(a)	5,072	41,185
Globe Life, Inc.	1,750	243,547
Hamilton Insurance Group Ltd. - Class B	4,001	119,350
Hanover Insurance Group, Inc.	815	141,280
HCI Group, Inc.	617	95,394
Heritage Insurance Holdings, Inc.(a)	4,274	112,192
Hippo Holdings, Inc.(a)	1,480	38,569
Horace Mann Educators Corp.	1,222	52,155
Investors Title Co.	202	43,903
Kingstone Cos., Inc.	5,188	75,589
Kinsale Capital Group, Inc.	308	105,231
Lincoln National Corp.	4,545	161,347
Mercury General Corp.	1,536	135,398
Old Republic International Corp.	5,622	224,318
Palomar Holdings, Inc.(a)	410	48,995
Primerica, Inc.	609	152,542
Reinsurance Group of America, Inc.	802	163,736
RenaissanceRe Holdings Ltd.	1,000	297,230
RLI Corp.	895	51,051
Root, Inc.(a)	508	22,438
Ryan Specialty Holdings, Inc.	950	32,053
Selective Insurance Group, Inc.	1,180	88,960
Selectquote, Inc.(a)	19,920	12,540
SiriusPoint Ltd.(a)	3,508	75,562
Skyward Specialty Insurance Group, Inc.(a)	792	34,595
Tiptree, Inc.	1,227	20,761
United Fire Group, Inc.	2,078	77,011
Universal Insurance Holdings, Inc.	3,860	131,858
Unum Group	2,953	215,658
White Mountains Insurance Group Ltd.	16	35,151
		4,190,679

The accompanying notes are an integral part of these financial statements.

39

GUIDEMARK SMALL/MID CAP CORE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Interactive Media & Services - 0.6%
Angi, Inc.(a)	5,944	$40,716
Arena Group Holdings, Inc.(a)(b)	15,784	34,251
Cargurus, Inc.(a)	2,694	91,731
Cars.com, Inc.(a)	6,672	54,177
EverQuote, Inc. - Class A(a)	4,393	67,740
IAC, Inc.(a)	248	9,927
Match Group, Inc.	4,159	127,723
MediaAlpha, Inc. - Class A(a)	4,229	39,330
Shutterstock, Inc.	1,683	27,955
Travelzoo(a)	2,842	16,825
TripAdvisor, Inc.(a)	4,313	45,976
Yelp, Inc.(a)	2,472	61,157
		617,508
IT Services - 0.5%
Amdocs Ltd.	1,162	75,832
Applied Digital Corp.(a)	781	18,541
ASGN, Inc.(a)	261	10,103
Backblaze, Inc. - Class A(a)	11,012	37,991
Commerce.com, Inc.(a)	9,180	24,511
Crexendo, Inc.(a)	6,749	41,641
DigitalOcean Holdings, Inc.(a)	723	62,019
EPAM Systems, Inc.(a)	351	47,526
Information Services Group, Inc.	24,448	93,880
Kyndryl Holdings, Inc.(a)	3,657	47,980
VTEX - Class A(a)	2,395	9,580
		469,604
Leisure Products - 0.9%
Acushnet Holdings Corp.	883	82,543
Brunswick Corp.	917	66,721
Callaway Golf Co.(a)	2,364	32,812
Escalade, Inc.	528	9,066
Hasbro, Inc.	1,893	177,185
JAKKS Pacific, Inc.	1,449	28,864
Johnson Outdoors, Inc. - Class A	1,736	80,741
Latham Group, Inc.(a)	3,588	19,268
Mattel, Inc.(a)	7,935	115,296
Peloton Interactive, Inc. - Class A(a)	12,983	55,697
Polaris, Inc.	1,032	56,244
Sturm Ruger & Co., Inc.	616	24,695
YETI Holdings, Inc.(a)	2,755	100,805
		849,937
Life Sciences Tools & Services - 0.8%
10X Genomics, Inc. - Class A(a)	6,189	131,392
Adaptive Biotechnologies Corp.(a)	4,583	63,612
Avantor, Inc.(a)	3,925	30,772
Bio-Rad Laboratories, Inc. - Class A(a)	46	12,823
Bio-Techne Corp.	1,501	78,442
Bruker Corp.(b)	456	16,471
Charles River Laboratories International, Inc.(a)	514	88,665
Medpace Holdings, Inc.(a)	364	174,789

	Shares	Value
Mesa Laboratories, Inc.	753	$66,580
QIAGEN NV	1,942	77,758
		741,304
Machinery - 4.3%
AGCO Corp.	1,004	116,333
Alamo Group, Inc.	57	9,403
Allison Transmission Holdings, Inc.	1,081	126,542
Astec Industries, Inc.	1,640	88,298
Atmus Filtration Technologies, Inc.	1,748	99,234
Blue Bird Corp.(a)	1,722	97,792
CECO Environmental Corp.(a)	325	19,363
Chart Industries, Inc.(a)	330	68,228
Crane Co.	676	115,596
Donaldson Co., Inc.	2,064	175,172
Douglas Dynamics, Inc.	596	25,086
Energy Recovery, Inc.(a)	2,267	22,829
Enerpac Tool Group Corp.	370	13,494
Enpro, Inc.	140	35,091
Esab Corp.	550	53,163
ESCO Technologies, Inc.	177	49,802
Federal Signal Corp.	846	91,486
Flowserve Corp.	1,690	124,232
Franklin Electric Co., Inc.	262	24,149
Gates Industrial Corp. PLC(a)	4,241	95,889
Gorman-Rupp Co.	310	19,260
Graco, Inc.	1,750	148,137
Helios Technologies, Inc.	294	19,025
Hyster-Yale Materials Handling, Inc.	322	10,468
ITT, Inc.	984	187,482
JBT Marel Corp.	152	19,436
Kadant, Inc.	46	13,448
Kennametal, Inc.	1,450	52,389
L B Foster Co. - Class A(a)	2,791	77,869
Lincoln Electric Holdings, Inc.	831	206,985
Manitowoc Co., Inc.(a)	2,042	23,789
Microvast Holdings, Inc.(a)	8,254	12,381
Middleby Corp.(a)	315	41,763
Mueller Industries, Inc.	2,306	255,505
Mueller Water Products, Inc. - Class A	1,233	33,895
Nordson Corp.	444	118,131
Oshkosh Corp.	781	114,971
Pentair PLC	1,560	135,892
Proto Labs, Inc.(a)	1,342	76,521
RBC Bearings, Inc.(a)	226	122,745
Snap-on, Inc.	741	269,146
SPX Technologies, Inc.(a)	562	112,366
Stanley Black & Decker, Inc.	585	41,570
Tennant Co.(b)	167	11,089
Terex Corp.	2,615	154,546
Timken Co.	746	75,025
Toro Co.	1,518	141,842
Watts Water Technologies, Inc. - Class A(b)	568	164,885
		4,111,743

The accompanying notes are an integral part of these financial statements.

40

GUIDEMARK SMALL/MID CAP CORE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Marine Transportation - 0.1%
Costamare, Inc.	2,214	$37,416
Kirby Corp.(a)	423	56,208
Matson, Inc.	289	47,379
		141,003
Media - 0.9%
AMC Networks, Inc. - Class A(a)	3,640	24,716
EchoStar Corp. - Class A(a)	606	70,944
EW Scripps Co. - Class A(a)	4,370	16,256
Gambling.com Group Ltd.(a)	4,113	15,959
Ibotta, Inc. - Class A(a)	1,723	51,638
iHeartMedia, Inc. - Class A(a)	7,837	22,884
New York Times Co. - Class A	2,751	230,341
News Corp. - Class A	3,864	96,330
News Corp. - Class B	942	26,856
Nexstar Media Group, Inc.	533	96,382
Nexxen International Ltd.(a)	4,082	26,615
Scholastic Corp.	2,759	107,767
Thryv Holdings, Inc.(a)	10,291	28,197
USA TODAY Co., Inc.(a)	12,104	85,333
		900,218
Metals & Mining - 1.3%
Alcoa Corp.	1,992	132,129
Caledonia Mining Corp. PLC	2,039	46,061
Coeur Mining, Inc.(a)(b)	5,955	111,775
Commercial Metals Co.	1,567	96,261
Compass Minerals International, Inc.(a)	1,550	36,192
Constellium SE(a)	1,232	30,283
Hecla Mining Co.	3,202	59,653
Ivanhoe Electric, Inc.(a)	1,544	18,250
Materion Corp.	132	19,094
Reliance, Inc.	893	271,401
Royal Gold, Inc.	562	143,023
Ryerson Holding Corp.	6,806	152,999
SSR Mining, Inc.(a)	2,252	66,209
Tredegar Corp.(a)	5,301	42,143
United States Antimony Corp.(a)(b)	4,292	37,469
		1,262,942
Multi-Utilities - 0.2%
NiSource, Inc.	4,521	210,950
Oil, Gas & Consumable Fuels - 1.9%
Antero Midstream Corp.	1,724	39,307
Antero Resources Corp.(a)	2,141	90,864
APA Corp.	7,348	311,849
California Resources Corp.	1,421	98,362
CNX Resources Corp.(a)	1,584	61,063
DT Midstream, Inc.	734	98,848
Green Plains, Inc.(a)	1,144	18,819
Gulfport Energy Corp.(a)	200	42,314
HF Sinclair Corp.	2,009	125,341

	Shares	Value
Magnolia Oil & Gas Corp. - Class A	3,231	$102,003
Matador Resources Co.	1,079	68,171
Murphy Oil Corp.	716	29,535
Ovintiv, Inc.	3,131	185,856
Par Pacific Holdings, Inc.(a)	1,108	69,405
Permian Resources Corp.	5,181	110,459
PrimeEnergy Resources Corp.(a)	386	89,880
Range Resources Corp.(b)	1,642	74,186
Scorpio Tankers, Inc.	520	38,823
SM Energy Co.	1,448	45,149
Talos Energy, Inc.(a)	2,433	38,344
Teekay Corp. Ltd.	9,919	121,111
		1,859,689
Paper & Forest Products - 0.0%(d)
Louisiana-Pacific Corp.	340	24,735
Resolute Forest Products(a)(c)	2,770	3,933
		28,668
Passenger Airlines - 0.1%
American Airlines Group, Inc.(a)	3,728	40,039
Joby Aviation, Inc.(a)	2,555	21,104
SkyWest, Inc.(a)	497	45,639
		106,782
Personal Care Products - 0.8%
Beauty Health Co.(a)	37,412	33,297
BellRing Brands, Inc.(a)	1,667	26,822
elf Beauty, Inc.(a)	1,308	79,278
Herbalife Ltd.(a)	9,674	142,401
Honest Co., Inc.(a)	3,450	10,143
Interparfums, Inc.	143	12,990
Lifevantage Corp.(b)	5,058	21,851
Medifast, Inc.(a)	2,945	30,009
Nature’s Sunshine Products, Inc.(a)	6,599	158,310
Niagen Bioscience, Inc.(a)	10,825	47,738
Nu Skin Enterprises, Inc. - Class A	13,537	98,549
USANA Health Sciences, Inc.(a)	2,655	46,383
Waldencast PLC(a)	11,713	11,124
		718,895
Pharmaceuticals - 2.6%
Amneal Pharmaceuticals, Inc.(a)	15,857	197,103
ANI Pharmaceuticals, Inc.(a)	1,151	88,512
Axsome Therapeutics, Inc.(a)	773	130,652
Collegium Pharmaceutical, Inc.(a)	3,564	117,861
Corcept Therapeutics, Inc.(a)	2,598	104,725
CorMedix, Inc.(a)(b)	5,184	35,199
Elanco Animal Health, Inc.(a)	7,278	174,163
Esperion Therapeutics, Inc.(a)	19,167	52,518
Eton Pharmaceuticals, Inc.(a)	2,747	67,796
Harmony Biosciences Holdings, Inc.(a)	4,054	113,553
Harrow, Inc.(a)	1,716	60,506
Indivior Pharmaceuticals, Inc.(a)	1,036	31,577
Innoviva, Inc.(a)	4,084	95,157

The accompanying notes are an integral part of these financial statements.

41

GUIDEMARK SMALL/MID CAP CORE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Pharmaceuticals - (Continued)
Jazz Pharmaceuticals PLC(a)	1,404	$265,426
Liquidia Corp.(a)	573	21,625
Organon & Co.	5,926	35,497
Pacira BioSciences, Inc.(a)	5,642	127,509
Phathom Pharmaceuticals, Inc.(a)	2,281	25,342
Phibro Animal Health Corp. - Class A	2,696	149,116
SIGA Technologies, Inc.	20,574	110,071
Supernus Pharmaceuticals, Inc.(a)	3,594	185,774
Tarsus Pharmaceuticals, Inc.(a)	1,209	84,811
Viatris, Inc.	14,196	191,788
		2,466,281
Professional Services - 1.6%
Amentum Holdings, Inc.(a)	680	17,734
CACI International, Inc. - Class A(a)	379	206,127
Concentrix Corp.	1,194	32,668
CSG Systems International, Inc.	1,600	127,904
ExlService Holdings, Inc.(a)	1,494	45,492
Forrester Research, Inc.(a)	2,715	15,367
Franklin Covey Co.(a)	1,942	30,664
FTI Consulting, Inc.(a)	216	38,182
Genpact, Ltd.	2,603	96,962
Huron Consulting Group, Inc.(a)	477	60,813
IBEX Holdings Ltd.(a)	3,272	87,755
ICF International, Inc.	193	12,601
Innodata, Inc.(a)	2,299	88,787
Kelly Services, Inc. - Class A	1,821	16,116
Kforce, Inc.	640	18,714
Legalzoom.com, Inc.(a)	5,896	33,430
Maximus, Inc.	704	45,126
Mistras Group, Inc.(a)	6,027	89,079
Parsons Corp.(a)	637	34,506
Planet Labs PBC(a)	706	19,733
RCM Technologies, Inc.(a)	1,986	38,012
Resolute Holdings Management, Inc.(a)	215	34,895
Resources Connection, Inc.	5,474	20,418
Robert Half, Inc.	840	21,336
Science Applications International Corp.	117	11,106
Skillsoft Corp.(a)(b)	4,770	20,463
Spire Global, Inc.(a)	5,264	66,221
Upwork, Inc.(a)	5,249	57,529
Willdan Group, Inc.(a)	1,439	110,170
		1,497,910
Real Estate Management & Development - 0.6%
Compass, Inc. - Class A(a)	18,628	136,171
Cushman & Wakefield Ltd.(a)	4,360	53,453
Douglas Elliman, Inc.(a)	34,859	57,169
eXp World Holdings, Inc.	11,083	66,387
Jones Lang LaSalle, Inc.(a)	552	167,985

	Shares	Value
Real Brokerage, Inc.(a)	16,281	$40,702
Zillow Group, Inc. - Class C(a)	1,305	54,001
		575,868
Semiconductors & Semiconductor Equipment - 2.2%
Allegro MicroSystems, Inc.(a)	1,120	35,314
Ambarella, Inc.(a)	278	14,310
Amkor Technology, Inc.	487	21,930
Astera Labs, Inc.(a)	1,574	172,510
Axcelis Technologies, Inc.(a)	747	69,531
Cirrus Logic, Inc.(a)	1,359	196,539
Credo Technology Group Holding Ltd.(a)	1,919	180,136
Diodes, Inc.(a)	287	19,591
FormFactor, Inc.(a)	361	35,013
Impinj, Inc.(a)	380	39,026
Kulicke & Soffa Industries, Inc.	318	20,899
Lattice Semiconductor Corp.(a)	2,020	187,375
MACOM Technology Solutions Holdings, Inc.(a)	669	148,565
MaxLinear, Inc.(a)	1,137	19,772
MKS, Inc.	795	182,699
Onto Innovation, Inc.(a)	342	70,134
PDF Solutions, Inc.(a)(b)	577	18,874
Penguin Solutions, Inc.(a)	2,459	43,278
Photronics, Inc.(a)	567	22,912
Qorvo, Inc.(a)	1,322	102,323
Rambus, Inc.(a)	2,018	173,608
Semtech Corp.(a)	1,729	132,943
Silicon Laboratories, Inc.(a)	272	56,617
SiTime Corp.(a)	83	28,664
Skyworks Solutions, Inc.	1,109	59,387
Ultra Clean Holdings, Inc.(a)	326	20,271
		2,072,221
Software - 2.9%
8x8, Inc.(a)	48,280	80,145
A10 Networks, Inc.	2,735	63,233
ACI Worldwide, Inc.(a)	509	20,874
Adeia, Inc.	645	15,499
Agilysys, Inc.(a)	140	9,960
Appfolio, Inc. - Class A(a)	344	54,290
Appian Corp. - Class A(a)	460	11,091
Arteris, Inc.(a)	2,607	42,859
AvePoint, Inc.(a)	911	8,664
Bentley Systems, Inc. - Class B(b)	252	8,850
Bitdeer Technologies Group(a)(b)	2,497	21,599
Box, Inc. - Class A(a)	1,620	38,297
Cerence, Inc.(a)	6,208	39,172
Chaince Digital Holdings, Inc.(a)	5,517	21,958
Cleanspark, Inc.(a)	4,150	35,317
Clear Secure, Inc. - Class A	1,315	63,659
CommVault Systems, Inc.(a)	552	42,995
Consensus Cloud Solutions, Inc.(a)	3,300	78,342

The accompanying notes are an integral part of these financial statements.

42

GUIDEMARK SMALL/MID CAP CORE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - (Continued)
Digital Turbine, Inc.(a)	6,082	$17,516
Dolby Laboratories, Inc. - Class A	155	9,309
Domo, Inc. - Class B(a)	4,065	12,439
Dropbox, Inc. - Class A(a)	5,291	120,212
Dynatrace, Inc.(a)	2,492	92,154
eGain Corp.(a)	10,229	80,707
Elastic NV(a)	718	35,893
Five9, Inc.(a)	749	11,362
Gen Digital, Inc.	4,082	76,864
Gitlab, Inc. - Class A(a)	581	12,573
Guidewire Software, Inc.(a)	526	78,669
InterDigital, Inc.	369	111,438
Life360, Inc.(a)(b)	538	21,961
LiveRamp Holdings, Inc.(a)	1,957	51,900
Manhattan Associates, Inc.(a)	746	99,308
Mitek Systems, Inc.(a)	2,332	31,482
Nutanix, Inc. - Class A(a)	3,315	126,003
OneSpan, Inc.	3,248	34,201
Ooma, Inc.(a)(b)	4,975	72,386
Pagaya Technologies Ltd. - Class A(a)	5,311	61,873
Pegasystems, Inc.	2,295	97,675
Porch Group, Inc.(a)	3,548	25,439
Procore Technologies, Inc.(a)	1,105	62,985
Qualys, Inc.(a)	239	20,996
Red Violet, Inc.(a)	1,464	50,654
Rezolve AI PLC(a)(b)	6,753	17,288
Rimini Street, Inc.(a)	10,862	35,627
RingCentral, Inc. - Class A	2,894	107,628
Rubrik, Inc. - Class A(a)	794	38,882
SEMrush Holdings, Inc. - Class A(a)	1,184	14,137
Sprinklr, Inc. - Class A(a)	1,918	11,508
Sprout Social, Inc. - Class A(a)	2,638	15,037
Teradata Corp.(a)	2,592	66,433
Terawulf, Inc.(a)	5,979	86,277
UiPath, Inc. - Class A(a)(b)	3,585	39,793
Unity Software, Inc.(a)	3,894	85,434
WM Technology, Inc.(a)	67,922	44,720
Yext, Inc.(a)	8,226	31,588
Zeta Global Holdings Corp. - Class A(a)	4,804	76,480
		2,743,635
Specialty Retail - 3.9%
Abercrombie & Fitch Co. - Class A(a)	1,214	110,923
Academy Sports & Outdoors, Inc.(b)	1,616	91,223
American Eagle Outfitters, Inc.	4,485	74,899
Arhaus, Inc.	1,698	11,512
Asbury Automotive Group, Inc.(a)	188	36,737
AutoNation, Inc.(a)	380	74,199
Bath & Body Works, Inc.	4,092	76,398
Boot Barn Holdings, Inc.(a)	557	81,523

	Shares	Value
Build-A-Bear Workshop, Inc.(b)	2,243	$84,000
Caleres, Inc.	1,279	13,481
Citi Trends, Inc.(a)	1,948	84,387
Designer Brands, Inc. - Class A(b)	18,740	106,631
Dick’s Sporting Goods, Inc.(b)	742	147,131
Envela Corp.(a)	4,880	81,301
EVgo, Inc.(a)	9,091	15,637
Five Below, Inc.(a)	814	185,983
Floor & Decor Holdings, Inc. - Class A(a)	548	27,838
GameStop Corp. - Class A(a)(b)	1,284	29,583
Gap, Inc.	7,302	176,708
Genesco, Inc.(a)	4,071	118,018
Group 1 Automotive, Inc.	295	97,536
Haverty Furniture Cos., Inc.	2,996	63,455
J Jill, Inc.	2,720	31,171
Lands’ End, Inc.(a)(b)	5,370	60,359
Lithia Motors, Inc.	130	32,464
MarineMax, Inc.(a)	733	19,835
Monro, Inc.	1,223	19,617
Murphy USA, Inc.	286	141,275
National Vision Holdings, Inc.(a)	4,920	127,428
Penske Automotive Group, Inc.(b)	260	38,875
Petco Health & Wellness Co., Inc.(a)	15,047	41,831
RealReal, Inc.(a)	10,818	98,227
Revolve Group, Inc.(a)	1,826	41,286
Sally Beauty Holdings, Inc.(a)	8,408	116,451
Signet Jewelers Ltd.	1,951	165,133
Sleep Number Corp.(a)	4,039	7,250
Sonic Automotive, Inc. - Class A(b)	1,394	95,587
Stitch Fix, Inc. - Class A(a)	22,538	74,601
The Buckle, Inc.	1,292	65,065
ThredUp, Inc. - Class A(a)	8,727	28,625
Upbound Group, Inc.	2,958	53,392
Urban Outfitters, Inc.(a)	2,126	134,682
Victoria’s Secret & Co.(a)	3,798	176,075
Warby Parker, Inc. - Class A(a)	3,222	67,888
Wayfair, Inc. - Class A(a)	2,264	170,275
Winmark Corp.	145	61,995
Zumiez, Inc.(a)	3,594	79,643
		3,738,133
Technology Hardware, Storage & Peripherals - 1.4%
Corsair Gaming, Inc.(a)	5,880	32,634
CPI Card Group, Inc.(a)	2,545	36,928
Diebold Nixdorf, Inc.(a)	1,478	111,500
Everpure, Inc. - Class A(a)	4,873	287,702
GPGI, Inc.	1,918	32,798
IonQ, Inc.(a)(b)	714	20,585
Sandisk Corp.(a)	1,248	792,904
Turtle Beach Corp.(a)	5,909	59,917
		1,374,968

The accompanying notes are an integral part of these financial statements.

43

GUIDEMARK SMALL/MID CAP CORE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Textiles, Apparel & Luxury Goods - 2.2%
Amer Sports, Inc.(a)	1,798	$59,190
Birkenstock Holding PLC(a)(b)	451	16,159
Capri Holdings Ltd.(a)	2,199	38,746
Carter’s, Inc.	1,032	36,904
Columbia Sportswear Co.	565	30,968
Crocs, Inc.(a)	1,469	121,956
Ermenegildo Zegna NV	5,680	59,186
Figs, Inc. - Class A(a)	10,331	152,589
G-III Apparel Group, Ltd.	3,389	93,875
Kontoor Brands, Inc.	1,341	94,259
Movado Group, Inc.	1,876	45,812
PVH Corp.	1,562	108,965
Ralph Lauren Corp.	882	303,399
Rocky Brands, Inc.	1,923	74,459
Steven Madden, Ltd.	1,942	65,873
Superior Group of Cos., Inc.	1,142	11,603
Tapestry, Inc.	3,946	556,820
Under Armour, Inc. - Class A(a)	3,058	18,073
Under Armour, Inc. - Class C(a)	3,143	18,198
VF Corp.	5,131	87,176
Wolverine World Wide, Inc.	4,492	73,309
		2,067,519
Tobacco - 0.1%
Turning Point Brands, Inc.	749	65,006
Trading Companies & Distributors - 1.9%
Applied Industrial Technologies, Inc.	730	193,684
Core & Main, Inc. - Class A(a)	3,280	162,032
DNOW, Inc.(a)	6,149	73,235
DXP Enterprises, Inc.(a)	1,404	196,181
EVI Industries, Inc.	2,778	57,171
Global Industrial Co.	1,737	54,750
Hudson Technologies, Inc.(a)	1,953	11,484
Karat Packaging, Inc.	1,571	43,862
MSC Industrial Direct Co., Inc. - Class A	1,247	115,061
NPK International, Inc.(a)	1,376	19,938
QXO, Inc.(a)	2,063	40,063
Rush Enterprises, Inc. - Class A	2,344	154,962
Rush Enterprises, Inc. - Class B	1,405	90,412
SiteOne Landscape Supply, Inc.(a)	941	125,256
Titan Machinery, Inc.(a)	2,351	39,309
Watsco, Inc.(b)	361	131,328
WESCO International, Inc.	947	259,118
Xometry, Inc. - Class A(a)(b)	933	38,104
		1,805,950
Water Utilities - 0.1%
Consolidated Water Co. Ltd.	1,475	48,852
Essential Utilities, Inc.	874	35,196
		84,048

	Shares	Value
Wireless Telecommunication Services - 0.2%
Millicom International Cellular SA	2,137	$160,147
Telephone and Data Systems, Inc.	1,435	60,413
		220,560
TOTAL COMMON STOCKS (Cost $55,410,249)		89,099,188
INVESTMENT COMPANIES - 4.4%
International Equity Funds - 4.4%
Vanguard Extended Market ETF(b)	20,413	4,200,996
TOTAL INVESTMENT COMPANIES (Cost $3,296,276)		4,200,996
REAL ESTATE INVESTMENT TRUSTS - 2.0%
Real Estate Investment Trusts - 2.0%
Adamas Trust, Inc.	7,241	53,294
AGNC Investment Corp.	14,409	144,522
Agree Realty Corp.	293	22,086
American Healthcare REIT, Inc.	1,089	51,357
American Homes 4 Rent - Class A	475	13,262
Angel Oak Mortgage REIT, Inc.	2,789	22,926
Annaly Capital Management, Inc.	9,254	195,722
Apollo Commercial Real Estate Finance, Inc.	916	9,673
ARMOUR Residential REIT, Inc.	1,139	18,999
Brixmor Property Group, Inc.	1,596	45,965
BXP, Inc.	910	47,229
Camden Property Trust	501	48,928
CareTrust REIT, Inc.	1,146	42,001
CBL & Associates Properties, Inc.	1,596	61,334
DiamondRock Hospitality Co.	1,268	11,881
Diversified Healthcare Trust	7,498	49,787
Dynex Capital, Inc.	2,628	33,533
EastGroup Properties, Inc.	57	10,550
Ellington Financial, Inc.	3,238	38,370
EPR Properties	398	19,884
Equity LifeStyle Properties, Inc.	423	26,404
First Industrial Realty Trust, Inc.	176	10,182
Gaming and Leisure Properties, Inc.	988	43,838
Host Hotels & Resorts, Inc.	7,203	138,009
Industrial Logistics Properties Trust	3,550	20,164
Invesco Mortgage Capital, Inc.	5,622	45,426
Kilroy Realty Corp.	756	21,327
Kimco Realty Corp.	3,920	88,082
Lamar Advertising Co. - Class A	614	77,769
MFA Financial, Inc.	1,252	11,994
Nexpoint Real Estate Finance, Inc.	4,926	66,353
Omega Healthcare Investors, Inc.	2,021	88,560
PennyMac Mortgage Investment Trust	1,485	17,315
Piedmont Realty Trust, Inc. - Class A	3,350	22,009
Regency Centers Corp.	917	69,380
Rithm Capital Corp.	11,793	111,798
Sabra Health Care REIT, Inc.	864	16,615

The accompanying notes are an integral part of these financial statements.

44

GUIDEMARK SMALL/MID CAP CORE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
Real Estate Investment Trusts - (Continued)
STAG Industrial, Inc.	247	$8,907
Starwood Property Trust, Inc.	740	12,743
TPG Mortgage Investment Trust, Inc.	2,243	16,396
Vornado Realty Trust	1,060	27,549
Xenia Hotels & Resorts, Inc.	761	11,286
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,705,718)		1,893,409
RIGHTS - 0.0%(d)
Biotechnology - 0.0%(d)
Alkermes PLC, Expires 02/16/2027, Exercise Price $1.00(a)(c)	1,741	1,114
Consumer Staples Distribution & Retail - 0.0%(d)
Sycamore Partners LLC, Expires 08/28/2026, Exercise Price $3.00(a)(c)	2,645	1,402
Media - 0.0%(d)
EW Scripps Co., Expires 12/09/2026, Exercise Price $2.19(a)(c)	7,945	12,156
Pharmaceuticals - 0.0%(d)
Sanofi SA, Expires 07/21/2026, Exercise Price $6.00(a)(c)	237	109
TOTAL RIGHTS (Cost $5,568)		14,781
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.1%
Mount Vernon Liquid Assets Portfolio, LLC, 3.74%(e)	3,941,461	3,941,461
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,941,461)		3,941,461
	Shares
MONEY MARKET FUNDS - 0.6%
JPMorgan U.S. Government Money Market Fund - Class IM, 3.60%(e)	550,675	550,675
TOTAL MONEY MARKET FUNDS (Cost $550,675)		550,675
TOTAL INVESTMENTS - 104.3% (Cost $64,909,947)		$99,700,510
Liabilities in Excess of Other Assets - (4.3)%		(4,114,192)
TOTAL NET ASSETS - 100.0%		$95,586,318

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $3,971,736.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $18,714 or 0.0% of net assets as of March 31, 2026.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

45

GUIDEMARK WORLD EX-US FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

	Shares	Value
COMMON STOCKS - 95.6%
Australia - 3.0%
Aristocrat Leisure, Ltd.	577	$18,340
BHP Billiton, Ltd.	3,592	129,968
Coles Group, Ltd.	61,146	927,265
Evolution Mining Ltd.	10,515	94,684
Fortescue Ltd.	19,627	280,462
Insurance Australia Group, Ltd.	55,037	278,720
Lottery Corp. Ltd.	36,187	135,142
Medibank Private, Ltd.	9,720	29,411
QBE Insurance Group, Ltd.	84,430	1,245,914
Telstra Group Ltd.	263,440	972,518
Wesfarmers, Ltd.	11,889	607,005
Woolworths, Ltd.	25,487	643,604
		5,363,033
Austria - 0.5%
BAWAG Group AG(a)	1,850	281,252
Erste Group Bank AG	5,986	646,643
		927,895
Belgium - 1.0%
Ageas SA	16,700	1,229,343
KBC Group NV	4,059	496,791
		1,726,134
Canada - 12.9%
Agnico Eagle Mines Ltd.	633	128,488
ARC Resources Ltd.	2,301	47,886
Bank of Montreal	2,812	380,876
Bank of Nova Scotia	2,322	161,026
Barrick Mining Corp.	1,552	63,425
Canadian Imperial Bank of Commerce	12,709	1,204,482
Canadian Tire Corp. Ltd. - Class A	1,618	217,594
Cenovus Energy, Inc.	33,215	881,531
Constellation Software, Inc.	143	251,028
Empire Co. Ltd.	49,469	1,772,008
Fairfax Financial Holdings Ltd.	882	1,502,855
FirstService Corp.	2,316	322,186
George Weston, Ltd.	16,300	1,151,581
Great-West Lifeco, Inc.	4,873	228,219
iA Financial Corp., Inc.	2,614	290,094
Imperial Oil, Ltd.	2,412	315,930
Kinross Gold Corp.	47,260	1,444,877
Loblaw Cos. Ltd.	32,470	1,480,302
Lundin Gold, Inc.	12,659	967,420
Magna International, Inc.	1,203	67,185
Metro, Inc.	452	30,926
National Bank of Canada	559	72,335
Open Text Corp.	13,099	291,905
Power Corp. of Canada	9,763	470,008
Royal Bank of Canada	12,518	2,023,613
Saputo, Inc.	40,056	1,251,408
Stantec, Inc.	6,534	564,862
Sun Life Financial, Inc.	1,054	66,031

	Shares	Value
Suncor Energy, Inc.	32,446	$2,146,040
Toronto-Dominion Bank	24,147	2,255,178
WSP Global, Inc.	6,859	1,067,482
		23,118,781
Denmark - 1.3%
Danske Bank AS	12,439	613,026
Demant AS(b)	9,541	289,126
Genmab AS(b)	2,027	545,915
Novo Nordisk AS	2,277	83,326
Pandora AS	4,826	344,933
ROCKWOOL AS	14,116	392,068
		2,268,394
Finland - 1.2%
Nokia OYJ	15,833	127,013
Nordea Bank Abp	50,710	873,188
Orion Oyj - Class B	4,850	392,011
Sampo Oyj	38,776	414,529
Wartsila OYJ Abp	9,296	346,259
		2,153,000
France - 6.2%
AXA SA	23,416	1,076,007
Ayvens SA(a)	10,961	129,232
BioMerieux	1,322	141,235
BNP Paribas SA	2,299	219,012
Bureau Veritas SA	3,993	119,517
Capgemini SE	656	77,407
Carrefour SA	43,190	799,704
Cie de Saint-Gobain SA	3,089	255,753
Danone SA	4,216	336,890
Eiffage SA	14,550	2,231,510
Ipsen SA	7,682	1,435,647
Legrand SA	765	118,847
L’Oreal SA	1,143	466,678
LVMH Moet Hennessy Louis Vuitton SE	1,124	614,437
Rexel SA	12,608	499,607
Schneider Electric SE	65	17,705
Societe Generale SA	7,631	557,195
TotalEnergies SE	8,562	785,774
Vinci SA	8,351	1,253,485
		11,135,642
Germany - 8.5%
Allianz SE	4,074	1,720,534
Bayer AG	38,577	1,785,284
Brenntag SE	7,668	519,419
Continental AG	1,953	136,334
Delivery Hero SE(a)(b)	3,274	60,835
Deutsche Bank AG	1,320	39,283
Deutsche Lufthansa AG	48,629	414,116
Deutsche Post AG	33,242	1,752,092
Deutsche Telekom AG	25,417	948,650
GEA Group AG	9,810	703,554

The accompanying notes are an integral part of these financial statements.

46

GUIDEMARK WORLD EX-US FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Germany - (Continued)
Heidelberg Materials AG	6,446	$1,360,348
Henkel AG & Co. KGaA	213	15,300
HOCHTIEF AG	2,630	1,196,318
Knorr-Bremse AG	6,214	709,964
Muenchener Rueckversicherungs-Gesellschaft AG	1,301	821,639
Rheinmetall AG	360	607,246
SAP SE	4,701	801,443
Siemens AG	1,095	266,781
Siemens Energy AG	370	63,807
Talanx AG	3,393	421,030
Zalando SE(a)(b)	37,043	904,992
		15,248,969
Hong Kong - 3.5%
AIA Group, Ltd.	78,557	872,873
BOC Hong Kong Holdings, Ltd.	77,777	429,096
Futu Holdings Ltd. - ADR(b)	1,428	195,293
Hong Kong Exchange & Clearing, Ltd.	3,798	191,602
Prudential PLC	73,339	1,019,634
SITC International Holdings Co. Ltd.	281,569	1,232,856
Techtronic Industries Co. Ltd.	70,458	935,699
WH Group, Ltd.(a)	1,123,978	1,477,398
		6,354,451
Ireland - 0.5%
AIB Group PLC	80,898	863,599
Israel - 2.4%
Bank Hapoalim BM	30,052	705,771
Bank Leumi Le-Israel BM	41,046	917,906
Check Point Software Technologies, Ltd.(b)	1,157	165,277
Israel Discount Bank Ltd. - Class A	35,181	355,249
Mizrahi Tefahot Bank, Ltd.	9,780	714,689
Monday.com Ltd.(b)	632	43,678
Nice, Ltd.(b)	2,559	282,536
Phoenix Financial Ltd.	21,574	1,151,924
		4,337,030
Italy - 4.9%
Banca Mediolanum SpA	73,165	1,482,419
Banco BPM SpA	50,086	696,724
BPER Banca SPA	33,224	435,410
Buzzi SpA	2,915	147,375
Enel SpA	43,319	473,602
Generali	624	25,105
Intesa Sanpaolo SpA	196,256	1,186,939
Italgas SpA	3,561	41,482
Poste Italiane SpA(a)	43,751	1,029,849
Prysmian SpA	8,371	988,545
Telecom Italia SpA(b)	258,851	181,741

	Shares	Value
Telecom Italia SpA - Savings Shares(b)	65,301	$53,931
UniCredit SpA	19,237	1,380,142
Unipol Assicurazioni SpA	27,218	632,282
		8,755,546
Japan - 17.9%
Advantest Corp.	13,287	1,833,695
Aeon Co. Ltd.	36,889	441,043
Aisin Corp.	17,530	246,965
Ajinomoto Co., Inc.	1,821	51,482
Asahi Kasei Corp.	32,827	321,195
Asics Corp.	26,683	717,376
Astellas Pharma, Inc.	74,058	1,207,280
Bandai Namco Holdings, Inc.	17,645	435,309
Bridgestone Corp.	41,290	860,412
Daiichi Life Group, Inc.	66,417	612,497
Daikin Industries, Ltd.	1,788	214,465
Don Quijote Co., Ltd.	109,440	667,612
Eisai Co. Ltd.	1,188	37,192
ENEOS Holdings, Inc.	4,169	37,563
Fujikura Ltd.	30,030	825,886
Fujitsu, Ltd.	26,420	540,307
Hitachi, Ltd.	11,940	350,266
Hoya Corp.	573	99,336
Inpex Corp.	32,780	969,616
Japan Airlines Co. Ltd.	90,261	1,473,638
Kirin Holdings Co. Ltd.	9,286	147,705
Kyowa Kirin Co. Ltd.	5,292	86,609
Lasertec Corp.	1,029	229,028
MatsukiyoCocokara & Co.	77,028	1,226,002
Mitsubishi Chemical Group Corp.	68,758	401,968
Mitsubishi Electric Corp.	23,152	757,235
Mitsubishi UFJ Financial Group, Inc.	17,592	297,902
MS & AD Insurance Group Holdings, Inc.	48,664	1,269,915
NEC Corp.	43,463	1,081,494
Nitto Denko Corp.	2,701	54,031
Nomura Research Institute, Ltd.	2,693	73,701
NTT, Inc.	45,207	45,228
Olympus Corp.	15,686	149,446
ORIX Corp.	1,095	32,490
Osaka Gas Co. Ltd.	7,994	323,793
Otsuka Corp.	2,001	38,309
Otsuka Holdings Co. Ltd.	21,159	1,501,673
Recruit Holdings Co. Ltd.	21,567	939,674
Ryohin Keikaku Co. Ltd.	35,003	746,950
SBI Holdings, Inc.	70,493	1,305,273
SCREEN Holdings Co. Ltd.	7,382	439,794
Seibu Holdings, Inc.	2,558	71,467
Sekisui Chemical Co. Ltd.	13,191	221,459
Seven & i Holdings Co. Ltd.	47,848	643,539
Shiseido Co. Ltd.	38,277	782,008
Sony Financial Group, Inc.	163,054	149,366
Sony Group Corp.	15,533	323,750

The accompanying notes are an integral part of these financial statements.

47

GUIDEMARK WORLD EX-US FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Japan - (Continued)
Subaru Corp.	2,182	$35,155
Sumitomo Corp.	1,430	53,509
Sumitomo Electric Industries Ltd.	18,211	1,034,751
Suntory Beverage & Food Ltd.	3,212	90,707
Suzuki Motor Corp.	40,901	498,531
T&D Holdings, Inc.	14,596	373,870
Takeda Pharmaceutical Co. Ltd.	5,880	216,548
TIS, Inc.	17,798	380,547
Tokio Marine Holdings, Inc.	34,429	1,616,131
Tokyo Electron, Ltd.	1,647	409,199
Tokyo Gas Co. Ltd.	12,288	578,716
Toyota Tsusho Corp.	4,782	185,335
Tsuruha Holdings, Inc.	16,605	260,564
Yokogawa Electric Corp.	29,935	925,104
Zensho Holdings Co. Ltd.	3,301	192,722
		32,134,333
Mexico - 0.9%
Fresnillo PLC	34,987	1,550,825
Netherlands - 3.6%
ASML Holding NV	2,355	3,131,592
Heineken Holding NV	451	32,096
ING Groep NV	26,974	700,159
Koninklijke Ahold Delhaize NV	44,301	2,063,072
Koninklijke Philips NV	1,335	36,515
Nebius Group NV(b)	2,769	287,312
Randstad Holding NV	10,274	268,151
		6,518,897
Norway - 1.6%
DNB Bank ASA	30,612	957,808
Equinor ASA	19,640	836,750
Gjensidige Forsikring ASA	9,674	253,059
Yara International ASA	13,222	772,885
		2,820,502
Poland - 0.2%
InPost SA(b)	22,797	403,599
Portugal - 0.5%
Banco Comercial Portugues SA	179,122	174,460
Jeronimo Martins SGPS SA	26,679	637,934
		812,394
Singapore - 1.0%
DBS Group Holdings, Ltd.	27,181	1,209,558
Oversea-Chinese Banking Corp. Ltd.	9,733	166,705
Sea Ltd. - ADR(b)	1,864	154,358
Singapore Exchange, Ltd.	14,139	215,692
		1,746,313

	Shares	Value
Spain - 4.7%
Acciona SA	1,669	$438,886
ACS, Actividades de Construccion y Servicios SA	799	97,443
Banco Bilbao Vizcaya Argentaria SA	110,300	2,382,444
Banco de Sabadell SA	191,640	686,514
Banco Santander SA	188,747	2,116,000
Bankinter SA	46,459	735,792
CaixaBank SA	96,248	1,153,794
Endesa SA	14,700	613,038
Mapfre SA	42,149	187,838
		8,411,749
Sweden - 2.3%
H & M Hennes & Mauritz AB - Class B	37,515	701,863
Industrivarden AB	695	34,450
Investor AB(b)	931	35,261
Sandvik AB	3,304	127,012
Securitas AB - Class B	18,536	310,440
Skandinaviska Enskilda Banken AB - Class A	888	16,409
Spotify Technology SA(b)	641	310,827
Svenska Handelsbanken AB - Class A	18,400	242,581
Swedbank AB - Class A(c)	24,032	819,095
Tele2 AB - B Shares - Class B	1,703	35,248
Telefonaktiebolaget LM Ericsson - Class B	132,573	1,511,363
		4,144,549
Switzerland - 7.3%
ABB, Ltd.	883	71,795
Avolta AG	26,927	1,614,445
Belimo Holding AG(b)	72	58,475
Coca-Cola HBC AG	9,040	509,213
Holcim AG	12,336	1,019,718
Kuehne & Nagel International AG	1,172	268,394
Logitech International SA	6,818	633,150
Nestle SA	3,790	371,765
Novartis AG	19,446	2,984,853
Roche Holding AG	5,834	2,328,296
SGS SA	5,378	566,782
Swiss Life Holding AG	243	264,679
Swiss Re AG	3,534	593,632
Swisscom AG	626	525,316
VAT Group AG(a)	137	85,466
Zurich Insurance Group AG	1,558	1,101,223
		12,997,202
United Kingdom - 9.7%
3i Group PLC	17,501	570,372
Admiral Group PLC	26,058	1,089,889
Airtel Africa PLC(a)	88,088	406,201
Associated British Foods PLC	10,485	262,462

The accompanying notes are an integral part of these financial statements.

48

GUIDEMARK WORLD EX-US FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
United Kingdom - (Continued)
AstraZeneca PLC	10,319	$2,017,765
Autotrader Group PLC(a)	8,052	50,398
Barclays PLC	75,113	393,100
BP PLC	32,379	253,422
Endeavour Mining PLC	13,320	802,522
Entain PLC	58,263	437,692
GSK PLC	53,009	1,460,149
HSBC Holdings PLC	109,551	1,799,100
Imperial Brands PLC	9,516	385,851
JD Sports Fashion PLC	1,272,604	1,207,005
Kingfisher PLC	405,738	1,542,743
Lloyds Banking Group PLC	85,750	106,281
NatWest Group PLC	123,608	915,676
Next PLC	5,620	949,487
Shell PLC	9,447	437,535
Smith & Nephew PLC	28,356	449,270
Smiths Group PLC	4,942	150,810
Standard Chartered PLC	34,423	717,366
Vodafone Group PLC	589,932	889,820
		17,294,916
TOTAL COMMON STOCKS (Cost $125,588,627)		171,087,753
INVESTMENT COMPANIES - 3.2%
United States - 3.2%
iShares MSCI Canada ETF	9,254	507,026
iShares MSCI EAFE ETF(c)	54,175	5,262,018
		5,769,044
TOTAL INVESTMENT COMPANIES (Cost $6,068,231)		5,769,044
REAL ESTATE INVESTMENT TRUSTS - 0.1%
France - 0.1%
Unibail-Rodamco-Westfield	1,844	203,441
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $192,564)		203,441
RIGHTS - 0.0%(d)
Italy - 0.0%(d)
Telecom Italia SpA, Expires 04/02/2026, Exercise Price $0.51(b)(e)	324,152	0
TOTAL RIGHTS (Cost $0)		0

	Contracts	Value
WARRANTS - 0.0%(d)
Canada - 0.0%(d)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00(b)(e)	282	$0
TOTAL WARRANTS (Cost $0)		0
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.2%
Mount Vernon Liquid Assets Portfolio, LLC, 3.74%(f)	5,757,991	5,757,991
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,757,991)		5,757,991
	Shares
MONEY MARKET FUNDS - 0.4%
JPMorgan U.S. Government Money Market Fund - Class IM, 3.60%(f)	661,154	661,154
TOTAL MONEY MARKET FUNDS (Cost $661,154)		661,154
TOTAL INVESTMENTS - 102.5% (Cost $138,268,567)		$183,479,383
Liabilities in Excess of Other Assets - (2.5)%		(4,471,775)
TOTAL NET ASSETS - 100.0%		$179,007,608

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $4,425,623 or 2.5% of the Fund’s net assets.

(b)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

49

GUIDEMARK WORLD EX-US FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)
(c)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $5,791,465.
(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2026.

(f)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
Sector Classification as of March 31, 2026
(% of Net Assets)

Financials	$59,201,121	33.2%
Industrials	23,888,025	13.3
Consumer Staples	18,258,507	10.2
Health Care	17,247,476	9.6
Consumer Discretionary	15,473,923	8.6
Information Technology	13,554,882	7.6
Materials	9,540,191	5.3
Energy	6,712,047	3.7
Communication Services	4,419,878	2.5
Utilities	2,469,517	1.4
Real Estate	525,627	0.3
Investment Companies	5,769,044	3.2
Investments Purchased with Proceeds from Securities Lending	5,757,991	3.2
Money Market Funds	661,154	0.4
Other Assets in Excess of Liabilities	(4,471,775)	(2.5)
	$179,007,608	100.0%

The accompanying notes are an integral part of these financial statements.

50

GUIDEPATH ABSOLUTE RETURN ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2026

	Shares	Value
INVESTMENT COMPANIES - 97.3%
Alternative Funds - 70.0%
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF(a)	127,284	$4,554,221
AQR Equity Market Neutral Fund - Class I	2,405,695	29,012,684
AQR Managed Futures Strategy Fund - Class I	2,396,012	25,158,130
AQR Risk-Balanced Commodities Fund - Class I	552,158	6,024,043
BlackRock Global Equity Market Neutral Fund - Class I	1,922,909	29,035,925
BlackRock Systematic Multi-Strategy Fund - Class I	1,459,667	15,282,714
BlackRock Tactical Opportunities Fund - Class I(b)	936,412	15,319,692
Campbell Systematic Macro Fund - Class I	757,313	7,588,276
Catalyst/Millburn Hedge Strategy Fund - Class I	174,643	7,776,831
Franklin Systematic Style Premia ETF	387,859	10,549,765
Grayscale Bitcoin Mini Trust ETF(b)(d)	155,838	4,673,582
Harbor Commodity All Weather Strategy ETF(a)	1,040,557	32,267,673
Parametric Commodity Strategy - Class I	776,030	5,990,955
Simplify Managed Futures Strategy ETF(a)	526,056	15,897,412
SPDR Gold MiniShares Trust(b)(d)	66,729	6,185,111
		215,317,014
Domestic Equity Funds - 11.9%
First Trust Long/Short Equity ETF(a)	431,363	30,350,701
iShares Defense Industrials Active ETF(a)	194,580	6,366,657
		36,717,358
Domestic Fixed Income Funds - 8.8%
First Trust Low Duration Opportunities ETF(a)	316,414	15,760,581
iShares 7-10 Year Treasury Bond ETF(a)	117,904	11,252,758
		27,013,339
International Equity Funds - 6.6%
Sprott Critical Materials ETF	73,333	2,425,856
VanEck Gold Miners ETF(a)	71,256	6,539,163
Wisdomtree Artificial Intelligence And Innovation Fund	400,217	11,298,126
		20,263,145
TOTAL INVESTMENT COMPANIES (Cost $292,214,213)		299,310,856

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 15.6%
Mount Vernon Liquid Assets Portfolio, LLC, 3.74%(c)	48,138,025	$48,138,025
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $48,138,025)		48,138,025
	Shares
MONEY MARKET FUNDS - 1.4%
JPMorgan U.S. Government Money Market Fund - Class IM, 3.60%(c)	4,246,538	4,246,538
TOTAL MONEY MARKET FUNDS (Cost $4,246,538)		4,246,538
TOTAL INVESTMENTS - 114.3% (Cost $344,598,776)		$351,695,419
Liabilities in Excess of Other Assets - (14.3)%		(44,029,946)
TOTAL NET ASSETS - 100.0%		$ 307,665,473

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
(a)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $47,519,245.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(d)	All or portion of this security is held by GuidePath Absolute Return Allocation Cayman Fund Ltd.
The accompanying notes are an integral part of these financial statements.

51

GUIDEPATH CONSERVATIVE ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2026

	Shares	Value
INVESTMENT COMPANIES - 99.2%
Alternative Funds - 1.7%
SPDR Gold MiniShares Trust(a)(b)(d)	109,170	$10,118,967
Domestic Equity Funds - 24.3%
American Mutual Fund - Class F-3	248,389	14,515,832
iShares 10+ Year Investment Grade Corporate Bond ETF(b)	65,043	3,228,084
iShares Core S&P Small-Cap ETF	129,867	16,143,767
iShares Global 100 ETF	40,495	4,898,680
iShares MSCI USA Min Vol Factor ETF(b)	154,254	14,305,516
State Street SPDR MSCI World StrategicFactors ETF	36,030	5,157,284
State Street SPDR S&P 600 Small Cap Value ETF	644	60,909
Vanguard High Dividend Yield ETF(b)	101,079	14,969,800
Vanguard S&P 500 ETF	64,727	38,677,619
Vanguard Value ETF(b)	87,844	17,234,993
Washington Mutual Investors Fund - Class F-3	226,598	14,246,187
		143,438,671
Domestic Fixed Income Funds - 44.0%
American Funds Multi-Sector Income Fund - Class F-3	2,353,881	21,891,095
American High-Income Trust - Class F-3	1,502,795	14,682,306
Bond Fund of America - Class F-3	1,940,354	21,945,408
iShares 7-10 Year Treasury Bond ETF	239,090	22,818,750
iShares Broad USD High Yield Corporate Bond ETF(b)	319,355	11,765,038
iShares Broad USD Investment Grade Corporate Bond ETF(b)	129,403	6,629,316
iShares Core U.S. Aggregate Bond ETF	219,852	21,824,708
iShares iBoxx USD High Yield Corporate Bond ETF(b)	34,504	2,745,138
iShares TIPS Bond ETF(b)	120,796	13,331,046
State Street SPDR Portfolio Short Term Treasury ETF	365,581	10,667,654
Vanguard High-Yield Corporate Fund - Class Admiral	8,086,778	44,072,942
Vanguard Intermediate-Term Corporate Bond ETF(b)	78,642	6,507,625
Vanguard Long-Term Treasury ETF(b)	355,825	19,696,693
Vanguard Mortgage-Backed Securities ETF(b)	146,741	6,889,490
Vanguard Short-Term Corporate Bond ETF(b)	27,521	2,181,590
Vanguard Total Bond Market ETF	23,949	1,763,604
Vanguard Total International Bond ETF	44,393	2,133,084
WisdomTree Floating Rate Treasury Fund(b)	553,158	27,845,974
		259,391,461

	Shares	Value
Emerging Markets Equity Funds - 2.6%
iShares Core MSCI Emerging Markets ETF	155,959	$10,878,140
State Street SPDR S&P China ETF(b)	48,628	4,528,240
		15,406,380
Emerging Markets Fixed Income Funds - 3.4%
iShares J.P. Morgan USD Emerging Markets Bond ETF(b)	91,235	8,569,704
Vanguard Emerging Markets Government Bond ETF(b)	171,315	11,253,682
		19,823,386
Hybrid Funds - 14.5%
Capital Income Builder, Inc. - Class F-3	290,161	22,528,093
Income Fund of America - Class F-3	857,117	22,842,159
iShares Core 60/40 Balanced Allocation ETF	285,976	18,402,556
iShares Core 80/20 Aggressive Allocation ETF(b)	244,840	21,665,892
		85,438,700
International Equity Funds - 7.5%
Capital World Growth and Income Fund - Class F-3	146,140	10,275,133
iShares Core MSCI Europe ETF(b)	47,062	3,307,047
iShares MSCI EAFE Min Vol Factor ETF	96,186	8,788,515
JPMorgan BetaBuilders Canada ETF(b)	27,340	2,571,600
Vanguard FTSE Developed Markets ETF(b)	298,466	19,125,701
		44,067,996
International Fixed Income Funds - 0.2%
SPDR Bloomberg International Treasury Bond ETF(b)	68,540	1,504,453
Real Estate Funds - 1.0%
Vanguard Global ex-U.S. Real Estate ETF	31,275	1,390,174
Vanguard Real Estate ETF(b)	50,703	4,497,356
		5,887,530
TOTAL INVESTMENT COMPANIES (Cost $480,695,792)		585,077,544
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 18.4%
Mount Vernon Liquid Assets Portfolio, LLC, 3.74%(c)	108,376,733	108,376,733
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $108,376,733)		108,376,733

The accompanying notes are an integral part of these financial statements.

52

GUIDEPATH CONSERVATIVE ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
MONEY MARKET FUNDS - 1.1%
JPMorgan U.S. Government Money Market Fund - Class IM, 3.60%(c)	6,352,643	$6,352,643
TOTAL MONEY MARKET FUNDS (Cost $6,352,643)		6,352,643
TOTAL INVESTMENTS - 118.7% (Cost $595,425,168)		$699,806,920
Liabilities in Excess of Other Assets - (18.7)%		(110,036,446)
TOTAL NET ASSETS - 100.0%		$589,770,474

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $107,868,481.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(d)	All or portion of this security is held by GuidePath Conservative Allocation Fund LLC.
The accompanying notes are an integral part of these financial statements.

53

GUIDEPATH CONSERVATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

	Shares	Value
INVESTMENT COMPANIES - 41.7%
Domestic Fixed Income Funds - 41.7%
iShares 0-5 Year Investment Grade Corporate Bond ETF(a)	92,289	$4,659,672
iShares 0-5 Year TIPS Bond ETF	24,761	2,561,030
		7,220,702
TOTAL INVESTMENT COMPANIES (Cost $7,226,948)		7,220,702
	Par
U.S. TREASURY SECURITIES - 11.4%
U.S. Treasury Notes
0.88%, 06/30/2026	$750,000	744,755
0.88%, 09/30/2026	750,000	739,413
1.25%, 11/30/2026	500,000	491,853
TOTAL U.S. TREASURY SECURITIES (Cost $1,978,171)		1,976,021
	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 46.8%
JPMorgan U.S. Government Money Market Fund - Class IM, 3.60%(a)(b)	8,109,314	8,109,314
TOTAL MONEY MARKET FUNDS (Cost $8,109,314)		8,109,314
TOTAL INVESTMENTS - 99.9% (Cost $17,314,433)		$17,306,037
Other Assets in Excess of Liabilities - 0.1%		9,674
TOTAL NET ASSETS - 100.0%		$17,315,711

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

54

GUIDEPATH FLEXIBLE INCOME ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

	Shares	Value
INVESTMENT COMPANIES - 97.5%
Alternative Funds - 18.3%
JPMorgan Hedged Equity Fund - Select Shares - Class I	359,060	$12,057,222
JPMorgan Research Market Neutral Fund - Class I	439,847	6,720,855
SPDR Gold MiniShares Trust(a)(b)	15,169	1,406,014
Stone Ridge Diversified Alternatives Fund - Class I	3,667,588	37,226,023
Vanguard Market Neutral Fund - Class I	740,878	10,890,904
		68,301,018
Domestic Fixed Income Funds - 65.1%
DFA Short Duration Real Return Portfolio - Class I	740,918	7,846,319
Eaton Vance Short Duration Income ETF(b)	65,953	3,359,646
iShares Broad USD High Yield Corporate Bond ETF(b)	879,127	32,387,039
iShares Convertible Bond ETF	96,189	9,791,078
iShares iBoxx USD Investment Grade Corporate Bond ETF(b)	91,111	9,930,188
JPMorgan Flexible Debt ETF(b)	246,047	12,221,351
JPMorgan Short Duration Core Plus Fund - Class I	1,449,312	13,623,530
Pacer Aristotle Pacific Floating Rate High Income ETF(b)	146,145	6,767,975
PIMCO Short Asset Investment Fund - Class I	1,293,021	12,930,206
Schwab US TIPS ETF	499,696	13,296,911
State Street DoubleLine Short Duration Total Return Tactical ETF	51,193	2,412,726
State Street SPDR Bloomberg High Yield Bond ETF(b)	63,433	6,071,807
State Street SPDR Bloomberg Short Term High Yield Bond ETF(b)	275,317	6,877,419
State Street SPDR Portfolio Short Term Treasury ETF	349,102	10,186,796
Vanguard High-Yield Corporate Fund - Class Admiral	8,631,807	47,043,348
Vanguard Long-Term Treasury ETF	239,518	13,258,519
Vanguard Total Bond Market ETF	43,956	3,236,920
Xtrackers USD High Yield Corporate Bond ETF(b)	890,020	32,183,123
		243,424,901
Emerging Markets Equity Funds - 0.3%
iShares Core MSCI Emerging Markets ETF	19,292	1,345,617
International Equity Funds - 0.4%
iShares Core MSCI EAFE ETF	15,089	1,366,007

	Shares	Value
Opportunistic Fixed Income Funds - 13.4%
Eaton Vance Strategic Income Fund - Class I	2,798,765	$19,003,617
JPMorgan Income Fund - Class I	1,278,827	10,882,817
Navigator Tactical Fixed Income Fund - Institutional Shares - Class I	2,106,741	20,098,306
		49,984,740
TOTAL INVESTMENT COMPANIES (Cost $357,781,660)		364,422,283
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 15.0%
Mount Vernon Liquid Assets Portfolio, LLC, 3.74%(c)	55,995,062	55,995,062
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $55,995,062)		55,995,062
	Shares
MONEY MARKET FUNDS - 2.4%
JPMorgan U.S. Government Money Market Fund - Class IM, 3.60%(c)	8,934,428	8,934,428
TOTAL MONEY MARKET FUNDS (Cost $8,934,428)		8,934,428
TOTAL INVESTMENTS - 114.9% (Cost $424,704,313)		$429,351,773
Liabilities in Excess of Other Assets - (14.9)%		(55,640,733)
TOTAL NET ASSETS - 100.0%		$373,711,040

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $55,225,839.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

55

GUIDEPATH GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

	Shares	Value
INVESTMENT COMPANIES - 99.1%
Domestic Equity Funds - 70.8%
AMCAP Fund - Class F-3	1,194,389	$50,988,454
American Funds Fundamental Investors - Class F-3	409,142	36,254,091
Growth Fund of America - Class F-3	1,152,108	85,302,047
Invesco QQQ Trust Series 1(a)	17,806	10,277,267
Investment Co. of America - Class F-3	595,841	35,398,919
iShares Core S&P Small-Cap ETF(a)	853,414	106,087,894
New Economy Fund - Class F-3	515,650	35,853,147
New Perspective Fund - Class F-3	796,761	53,327,192
Schwab U.S. Large-Cap ETF(a)	6,485,315	166,283,477
Schwab U.S. Large-Cap Growth ETF(a)	2,825,644	82,311,010
Smallcap World Fund, Inc. - Class F-3	744,123	55,273,490
State Street SPDR S&P 600 Small Cap Growth ETF	55,583	5,370,429
Vanguard Growth ETF(a)	11,396	4,977,659
Vanguard Russell 1000 Growth ETF(a)	454,313	49,833,593
Vanguard Russell 2000 Growth(a)	114,650	26,259,218
Vanguard S&P 500 ETF	371,056	221,724,513
		1,025,522,400
Emerging Markets Equity Funds - 6.0%
iShares Core MSCI Emerging Markets ETF	1,008,151	70,318,532
State Street SPDR S&P China ETF(a)	172,501	16,063,293
		86,381,825
International Equity Funds - 19.6%
iShares Core MSCI Europe ETF	63,445	4,458,280
iShares MSCI ACWI ETF(a)	432,352	59,824,546
iShares MSCI EAFE Min Vol Factor ETF	46,134	4,215,264
JPMorgan BetaBuilders Canada ETF(a)	206,201	19,395,266
Vanguard FTSE All World ex-US Small-Cap ETF(a)	194,150	28,305,128
Vanguard FTSE Developed Markets ETF(a)	2,628,024	168,403,778
		284,602,262
Real Estate Funds - 2.7%
Vanguard Global ex-U.S. Real Estate ETF	326,580	14,516,481
Vanguard Real Estate ETF(a)	272,196	24,143,785
		38,660,266
TOTAL INVESTMENT COMPANIES (Cost $834,274,554)		1,435,166,753

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.0%
Mount Vernon Liquid Assets Portfolio, LLC, 3.74%(b)	115,476,363	$115,476,363
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $115,476,363)		115,476,363
	Shares
MONEY MARKET FUNDS - 1.0%
JPMorgan U.S. Government Money Market Fund - Class IM, 3.60%(b)	15,229,467	15,229,467
TOTAL MONEY MARKET FUNDS (Cost $15,229,467)		15,229,467
TOTAL INVESTMENTS - 108.1% (Cost $964,980,384)		$1,565,872,583
Liabilities in Excess of Other Assets - (8.1)%		(116,670,019)
TOTAL NET ASSETS - 100.0%		$1,449,202,564

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
(a)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $116,146,913.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

56

GUIDEPATH GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

	Shares	Value
COMMON STOCKS - 49.7%
Aerospace & Defense - 1.5%
General Dynamics Corp.	648	$222,407
L3Harris Technologies, Inc.	3,028	1,045,114
Lockheed Martin Corp.	1,103	666,642
		1,934,163
Banks - 1.6%
Citizens Financial Group, Inc.	7,638	458,051
Huntington Bancshares, Inc.	31,237	488,859
M&T Bank Corp.	1,199	247,857
Regions Financial Corp.	19,687	514,225
US Bancorp	8,441	439,016
		2,148,008
Beverages - 2.2%
Coca-Cola Co.	26,112	1,985,817
PepsiCo, Inc.	6,368	988,887
		2,974,704
Biotechnology - 2.3%
AbbVie, Inc.	7,360	1,600,726
Amgen, Inc.	4,193	1,475,307
		3,076,033
Building Products - 0.7%
Johnson Controls International PLC	7,097	929,352
Capital Markets - 1.3%
Blackrock, Inc.	675	649,154
CME Group, Inc.	3,487	1,029,886
		1,679,040
Chemicals - 0.7%
Air Products and Chemicals, Inc.	2,406	698,919
CF Industries Holdings, Inc.	1,282	166,455
		865,374
Communications Equipment - 1.3%
Cisco Systems, Inc.	21,594	1,675,478
Consumer Finance - 0.1%
Synchrony Financial	2,124	144,474
Consumer Staples Distribution & Retail - 1.5%
Kroger Co.	9,206	666,146
Sysco Corp.	10,283	733,486
Target Corp.	4,759	576,791
		1,976,423
Diversified Telecommunication Services - 1.2%
Comcast Corp. - Class A	11,143	319,915
Verizon Communications, Inc.	25,614	1,285,823
		1,605,738
Electric Utilities - 0.9%
American Electric Power Co., Inc.	9,407	1,233,070

	Shares	Value
Electrical Equipment - 0.7%
Emerson Electric Co.	7,147	$936,400
Food Products - 1.1%
Archer-Daniels-Midland Co.	3,393	246,637
General Mills, Inc.	10,510	391,182
Mondelez International, Inc. - Class A	13,762	793,242
		1,431,061
Ground Transportation - 1.1%
Norfolk Southern Corp.	2,622	752,514
Union Pacific Corp.	2,704	656,044
		1,408,558
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	10,984	1,127,727
Medtronic PLC	8,062	698,573
		1,826,300
Health Care Providers & Services - 1.7%
Cigna Group	387	103,232
CVS Health Corp.	9,347	671,301
UnitedHealth Group, Inc.	5,674	1,535,328
		2,309,861
Hotels, Restaurants & Leisure - 1.9%
McDonald’s Corp.	5,531	1,718,979
Starbucks Corp.	4,087	366,154
Yum! Brands, Inc.	3,114	484,165
		2,569,298
Household Durables - 0.1%
Garmin Ltd.	557	129,230
Household Products - 2.0%
Colgate-Palmolive Co.	7,144	608,883
Kimberly-Clark Corp.	2,692	259,697
Procter & Gamble Co.	12,269	1,772,135
		2,640,715
Industrial Conglomerates - 0.4%
Honeywell International, Inc.	2,647	598,301
Insurance - 1.4%
Aflac, Inc.	1,072	117,609
F&G Annuities & Life, Inc.	927	23,472
Fidelity National Financial, Inc.	15,785	732,108
Hartford Insurance Group, Inc.	4,377	591,902
Travelers Cos., Inc.	1,175	342,724
		1,807,815
IT Services - 1.5%
Accenture PLC - Class A	2,797	554,617
International Business Machines Corp.	6,002	1,454,825
		2,009,442

The accompanying notes are an integral part of these financial statements.

57

GUIDEPATH GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Machinery - 1.8%
Illinois Tool Works, Inc.	1,821	$473,988
PACCAR, Inc.	16,016	1,849,848
		2,323,836
Media - 0.0%(a)
Versant Media Group, Inc.	435	16,104
Multi-Utilities - 0.9%
Ameren Corp.	4,646	510,688
Consolidated Edison, Inc.	2,453	277,631
DTE Energy Co.	2,765	404,298
		1,192,617
Oil, Gas & Consumable Fuels - 6.0%
Chevron Corp.	13,880	2,871,772
ConocoPhillips	6,295	830,940
Coterra Energy, Inc.	7,648	268,751
Exxon Mobil Corp.	18,490	3,137,013
Kinder Morgan, Inc.	22,767	763,378
		7,871,854
Personal Care Products - 0.2%
Kenvue, Inc.	14,778	254,773
Pharmaceuticals - 4.5%
Johnson & Johnson	8,836	2,159,872
Merck & Co., Inc.	14,099	1,695,969
Pfizer, Inc.	38,249	1,074,032
Zoetis, Inc.	8,883	1,050,059
		5,979,932
Professional Services - 0.5%
Automatic Data Processing, Inc.	2,634	535,176
Paychex, Inc.	2,004	184,609
		719,785
Semiconductors & Semiconductor Equipment - 1.7%
QUALCOMM, Inc.	9,111	1,173,315
Texas Instruments, Inc.	5,650	1,096,891
		2,270,206
Software - 0.1%
Gen Digital, Inc.	4,623	87,051
Specialty Retail - 1.5%
Home Depot, Inc.	5,736	1,886,513
Lowe’s Cos., Inc.	528	124,756
		2,011,269
Technology Hardware, Storage & Peripherals - 0.9%
Dell Technologies, Inc. - Class C	5,191	851,999
HP, Inc.	16,987	326,320
		1,178,319

	Shares	Value
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. - Class B	11,371	$600,616
Tobacco - 1.7%
Altria Group, Inc.	11,547	761,987
Philip Morris International, Inc.	9,019	1,491,201
		2,253,188
Trading Companies & Distributors - 0.8%
Ferguson Enterprises, Inc.	3,268	762,294
Watsco, Inc.(b)	648	235,736
		998,030
TOTAL COMMON STOCKS (Cost $54,350,570)		65,666,418
INVESTMENT COMPANIES - 48.3%
Domestic Equity Funds - 37.8%
Vanguard High Dividend Yield ETF(b)(c)	336,678	49,862,012
Domestic Fixed Income Funds - 0.3%
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	4,850	444,454
International Equity Funds - 10.2%
Vanguard International High Dividend Yield ETF	143,217	13,496,770
TOTAL INVESTMENT COMPANIES (Cost $58,625,730)		63,803,236
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 24.0%
Mount Vernon Liquid Assets Portfolio, LLC, 3.74%(d)	31,662,848	31,662,848
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $31,662,848)		31,662,848
	Shares
MONEY MARKET FUNDS - 2.0%
JPMorgan U.S. Government Money Market Fund - Class IM, 3.60%(d)	2,628,054	2,628,054
TOTAL MONEY MARKET FUNDS (Cost $2,628,054)		2,628,054
TOTAL INVESTMENTS - 124.0% (Cost $147,267,202)		$163,760,556
Liabilities in Excess of Other Assets - (24.0)%		(31,658,138)
TOTAL NET ASSETS - 100.0%		$132,102,418

The accompanying notes are an integral part of these financial statements.

58

GUIDEPATH GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)
Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $31,579,407.
(c)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

59

GUIDEPATH INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

	Shares	Value
INVESTMENT COMPANIES - 97.2%
Domestic Fixed Income Funds - 97.2%
iShares 5-10 Year Investment Grade Corporate Bond ETF(a)	545,337	$29,022,835
iShares Core U.S. Aggregate Bond ETF(a)	311,887	30,961,023
Schwab US TIPS ETF	728,027	19,372,798
VanEck Emerging Markets High Yield Bond ETF	728,918	14,381,552
		93,738,208
TOTAL INVESTMENT COMPANIES (Cost $92,951,649)		93,738,208
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.9%
JPMorgan U.S. Government Money Market Fund - Class IM, 3.60%(b)	2,842,786	2,842,786
TOTAL MONEY MARKET FUNDS (Cost $2,842,786)		2,842,786
TOTAL INVESTMENTS - 100.1% (Cost $95,794,435)		$96,580,994
Liabilities in Excess of Other Assets - (0.1)%		(56,506)
TOTAL NET ASSETS - 100.0%		$96,524,488

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

60

GUIDEPATH MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2026

	Par	Value
SHORT-TERM INVESTMENTS - 90.5%
Certificate of Deposit - 37.4%
Bank of Montreal, 4.04% (SOFR + 0.36%), 05/07/2026	$2,000,000	$2,000,000
Credit Agricole Corp. & Investment Bank, 4.05%, 06/01/2026	2,000,000	2,000,983
DG Bank, 3.80%, 08/04/2026	2,000,000	1,999,510
DNB Bank ASA, 3.71%, 05/06/2026	2,000,000	2,000,000
First Abu Dhabi Bank, 3.97%, 05/05/2026	1,500,000	1,500,000
Mizuho Bank Ltd., 3.78%, 08/20/2026	2,000,000	1,998,471
MUFG Bank Ltd., 3.71%, 05/07/2026	2,500,000	2,500,000
Nordea Bank ABP, 3.70%, 07/09/2026	1,500,000	1,499,152
Oversea Chinese Bank, 3.76%, 06/18/2026	2,500,000	2,499,138
Swedbank AB, 3.98%, 10/30/2026	1,500,000	1,499,300
Westpac Banking Corp., 4.08% (SOFR + 0.40%), 04/20/2026	2,000,000	2,000,000
		21,496,554
	Shares
Money Market Funds - 18.5%
JPMorgan U.S. Government Money Market Fund - Class IM, 3.60%(b)(c)	10,679,143	10,679,143
	Par
U.S. Treasury Bills - 34.6%
3.62%, 04/02/2026(a)	$4,500,000	4,499,549
3.63%, 04/09/2026(a)	2,500,000	2,497,992
3.64%, 04/16/2026(a)	3,000,000	2,995,469
3.64%, 04/23/2026(a)	5,000,000	4,988,916
3.63%, 04/30/2026(a)	5,000,000	4,985,439
		19,967,365
TOTAL SHORT-TERM INVESTMENT (Cost $52,146,670)		52,143,062
TOTAL INVESTMENTS - 90.5% (Cost $52,146,670)		$52,143,062
Other Assets in Excess of Liabilities - 9.5%		5,500,236
TOTAL NET ASSETS - 100.0%		$57,643,298

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
(a)	The rate shown is the annualized yield as of March 31, 2026.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(c)	All or portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund Ltd.
The accompanying notes are an integral part of these financial statements.

61

GUIDEPATH MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
March 31, 2026

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
ASX SPI 200 Index	2	06/18/2026	$293,677	$(4,384)
AUD/USD Cross Currency Rate	96	06/15/2026	6,607,200	(168,342)
Brazilian Real/US Dollar Cross Currency Rate	81	04/30/2026	1,550,340	13,813
Brent Crude Oil(a)	16	04/30/2026	1,663,520	415,354
Copper(a)	4	05/27/2026	561,400	(25,184)
Crude Oil(a)	16	04/21/2026	1,622,080	408,513
Crude Soybean Oil(a)	45	07/14/2026	1,859,760	239,546
Dow Jones Industrial Average Index	2	06/18/2026	465,820	(3,089)
Euro STOXX 50 Quanto Index	8	06/19/2026	508,114	(10,825)
FTSE 100 Index	10	06/19/2026	1,349,931	(10,789)
FTSE China A50 Index	17	04/29/2026	247,112	(1,700)
FTSE/JSE Top 40 Index	3	06/18/2026	189,500	(1,179)
FTSE/MIB Index	2	06/19/2026	503,676	4,919
Gold(a)	2	06/26/2026	935,720	35,947
Hang Seng Index	1	04/29/2026	157,852	(3,070)
Hard Red Winter Wheat(a)	5	07/14/2026	162,188	4,202
IBEX 35 Index	3	04/17/2026	588,325	3,019
Lean Hogs(a)	10	06/12/2026	420,200	826
Live Cattle(a)	11	06/30/2026	1,070,410	45,176
London Metals – Aluminum(a)(b)	23	06/15/2026	2,002,230	205,086
London Metals – Copper(a)(b)	2	06/15/2026	616,676	(39,917)
London Metals – Nickel(a)(b)	7	06/15/2026	717,612	(28,859)
London Metals – Zinc(a)(b)	10	06/15/2026	810,750	(32,945)
Low Sulphur Gas Oil(a)	11	05/12/2026	1,363,175	381,220
Mexican Peso/US Dollar Cross Currency Rate	148	06/15/2026	4,096,640	(86,188)
MSCI EAFE Index	8	06/19/2026	1,160,440	(8,320)
MSCI Emerging Markets Index	10	06/19/2026	727,300	(8,015)
MSCI Singapore Index	14	04/29/2026	475,414	2,323
Nasdaq 100 Index	1	06/18/2026	478,300	(13,870)
Nikkei 225 Index	1	06/11/2026	322,359	(19,724)
NY Harbor ULSD(a)	7	04/30/2026	1,209,457	300,483
OMXS30 Index	30	04/17/2026	925,354	(18,137)
Palladium(a)	1	06/26/2026	148,750	(16,702)
Platinum(a)	4	07/29/2026	394,040	(38,800)
Reformulated Gasoline Blendstock(a)	13	04/30/2026	1,749,329	287,121
Russell 2000 Index	5	06/18/2026	628,050	3,862
S&P 500 Index	2	06/18/2026	657,075	(11,548)
S&P Mid Cap 400 Index	3	06/18/2026	1,018,950	9,635
S&P/Toronto Stock Exchange 60 Index	8	06/18/2026	2,194,292	(7,229)
SGX FTSE Taiwan Index	7	04/29/2026	723,240	(48,516)
SGX TSI Iron Ore(a)	92	05/29/2026	970,416	(10,679)
Silver(a)	1	05/27/2026	374,595	(10,990)
South African Rand/US Dollar Cross Currency Rate	48	06/15/2026	1,406,400	(58,254)
Soybean Meal(a)	15	07/14/2026	471,450	(7,962)
Soybeans(a)	34	07/14/2026	2,016,200	(12,815)
STOXX Europe 600 Index	12	06/19/2026	400,643	(6,876)
TOPIX Index	3	06/11/2026	662,361	(26,671)
Wheat(a)	4	07/14/2026	125,300	1,938
				$1,621,404

The accompanying notes are an integral part of these financial statements.

62

GUIDEPATH MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
March 31, 2026(Continued)

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(5)	06/18/2026	$567,578	$(2,833)
3 Month Canadian Overnight Repo Rate Average	(24)	12/15/2026	4,202,070	(8,985)
3 Month Euribor	(100)	09/14/2026	28,103,183	(3,013)
3-Month Secured Overnight Financing Rate	(135)	12/15/2026	32,513,062	59,055
Arabica Coffee(a)	(3)	07/21/2026	327,150	8,927
Austrailian Government 10 Year Bonds	(56)	06/15/2026	4,163,306	15,954
Austrailian Government 3 Year Bonds	(142)	06/15/2026	10,155,374	35,442
Australian 90 Day Bank Bills	(84)	09/10/2026	57,286,353	(1,194)
British Pound/US Dollar Cross Currency Rate	(8)	06/15/2026	661,300	(1,490)
Canadian 10 Year Government Bonds	(9)	06/19/2026	776,429	(7,228)
Canadian Dollar/US Dollar Cross Currency Rate	(60)	06/16/2026	4,320,000	6,924
Corn No. 2 Yellow(a)	(8)	07/14/2026	187,300	(8,162)
Cotton No.2(a)	(13)	07/09/2026	468,845	(8,983)
Euro BUXL 30 Year Bonds	(9)	06/08/2026	1,147,002	(6,061)
Euro/US Dollar Cross Currency Rate	(50)	06/15/2026	7,240,938	(38,300)
Euro-BOBL	(70)	06/08/2026	9,339,429	21,299
Euro-BTP Italian Government Bonds	(8)	06/08/2026	1,075,223	(5,196)
Euro-Bund	(24)	06/08/2026	3,478,386	7,247
Euro-Schatz	(157)	06/08/2026	19,190,381	71,905
French Government Bonds	(19)	06/08/2026	2,606,581	(6,954)
Hang Seng China Enterprises Index	(2)	04/29/2026	106,578	188
ICE 3 Month SONIA Rate	(69)	12/15/2026	21,843,333	(12,661)
ICE European Climate Exchange Emissions(a)	(3)	12/14/2026	251,433	(13,123)
Indian Rupee/US Dollar Cross Currency Rate	(132)	04/28/2026	2,792,592	41,209
Japanese 10 Year Government Bonds	(1)	06/15/2026	821,083	9,575
Japanese Yen/US Dollar Cross Currency Rate	(112)	06/15/2026	8,867,600	65,696
Korean Won/US Dollar Cross Currency Rate	(9)	04/20/2026	147,600	3,930
London Cocoa(a)	(9)	07/16/2026	299,238	(4,870)
London Metals – Aluminum(a)(b)	(3)	06/15/2026	261,160	(14,330)
London Metals – Copper(a)(b)	(1)	06/15/2026	308,338	(2,853)
London Metals – Nickel(a)(b)	(1)	06/15/2026	102,516	1,458
London Metals – Zinc(a)(b)	(4)	06/15/2026	324,300	(13,608)
Long Gilt	(15)	06/26/2026	1,742,972	(4,826)
Natural Gas(a)	(9)	04/28/2026	259,560	36,828
New Zealand Dollar/US Dollar Cross Currency Rate	(24)	06/15/2026	1,380,720	(3,081)
Nifty 50 Index	(24)	04/28/2026	1,079,112	40,703
Short-term Euro-BTP	(71)	06/08/2026	8,686,659	35,243
Sugar #11(a)	(19)	06/30/2026	333,670	1,252
Swiss Franc/US Dollar Cross Currency Rate	(2)	06/15/2026	314,950	231
U.S. Treasury 10 Year Notes	(21)	06/18/2026	2,331,984	(13,250)
U.S. Treasury 2 Year Notes	(108)	06/30/2026	22,404,094	23,658
U.S. Treasury 5 Year Note	(62)	06/30/2026	6,707,141	(20,143)
U.S. Treasury Ultra Bonds	(3)	06/18/2026	349,687	(845)
US Cocoa(a)	(15)	07/16/2026	505,050	(4,022)
				$280,713
Net Unrealized Appreciation (Depreciation)				$1,902,117

The accompanying notes are an integral part of these financial statements.

63

GUIDEPATH MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
March 31, 2026(Continued)
(a)
All or portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund Ltd.
(b)
London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated Statement of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

64

GUIDEPATH MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF FORWARD CURRENCY CONTRACTS
March 31, 2026

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS AG	06/17/2026	USD	428,830	SEK	4,000,000	$4,612
UBS AG	06/17/2026	USD	135,435	PLN	500,000	783
UBS AG	06/17/2026	USD	587,421	SGD	750,000	856
UBS AG	06/17/2026	USD	215,353	SEK	2,000,000	3,244
UBS AG	06/17/2026	USD	1,919,340	SEK	18,000,000	10,362
UBS AG	06/17/2026	USD	196,533	SGD	250,000	1,012
UBS AG	06/17/2026	USD	205,050	NOK	2,000,000	(1,360)
UBS AG	06/17/2026	USD	266,911	PLN	1,000,000	(2,394)
UBS AG	06/17/2026	USD	206,146	NOK	2,000,000	(264)
UBS AG	06/17/2026	USD	1,267,693	SEK	12,000,000	(4,959)
UBS AG	06/17/2026	USD	1,209,224	PLN	4,500,000	(2,648)
UBS AG	06/17/2026	USD	538,563	PLN	2,000,000	(47)
UBS AG	06/17/2026	USD	973,508	SGD	1,250,000	(4,101)
UBS AG	06/17/2026	USD	205,620	NOK	2,000,000	(790)
UBS AG	06/17/2026	USD	3,126,810	SGD	4,000,000	(1,536)
UBS AG	06/17/2026	CNH	26,000,000	USD	3,807,232	(11,646)
UBS AG	06/17/2026	NOK	44,000,000	USD	4,582,781	(41,748)
UBS AG	06/17/2026	PLN	12,000,000	USD	3,285,809	(54,150)
UBS AG	06/17/2026	SEK	30,000,000	USD	3,306,913	(125,284)
UBS AG	06/17/2026	SGD	5,625,000	USD	4,454,673	(55,436)
UBS AG	06/17/2026	TRY	9,600,000	USD	203,633	(5,924)
UBS AG	06/17/2026	USD	615,341	NOK	6,000,000	(3,890)
UBS AG	06/17/2026	USD	670,762	PLN	2,500,000	(2,500)
Net Unrealized Appreciation (Depreciation)						$(297,808)

CNH - Chinese Offshore Renminbi
NOK - Norwegian Krone
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
TRY - Turkish Lira
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

65

GuidePath Multi-Asset Income Allocation Fund
Schedule of Investments
March 31, 2026

	Shares	Value
INVESTMENT COMPANIES - 98.9%
Domestic Equity Funds - 31.9%
BlackRock High Equity Income Fund - Class I	23,796	$686,033
Global X US Preferred ETF(a)	199,516	3,671,094
Invesco S&P 500 BuyWrite ETF	57,690	1,268,603
iShares Select Dividend ETF	25,656	3,884,575
iShares U.S. Large Cap Premium Income Active ETF(a)	28,250	870,383
JPMorgan Equity Premium Income ETF(a)	15,481	877,463
Schwab US Dividend Equity ETF(a)	320,109	9,820,944
State Street Financial Select Sector SPDR ETF	6,667	329,150
State Street SPDR Portfolio S&P 500 High Dividend ETF	48,302	2,198,707
Vanguard High Dividend Yield ETF	33,592	4,974,975
Vanguard S&P 500 ETF	1,035	618,464
Vanguard Utilities ETF	1,893	375,079
WisdomTree U.S. SmallCap Dividend Fund(a)	45,347	1,629,771
WisdomTree US LargeCap Dividend Fund	41,921	3,744,803
		34,950,044
Domestic Fixed Income Funds - 33.2%
iShares 0-5 Year High Yield Corporate Bond ETF	161,906	6,850,243
iShares 7-10 Year Treasury Bond ETF	7,461	712,078
iShares Aaa - A Rated Corporate Bond ETF	18,686	889,267
iShares Convertible Bond ETF	14,491	1,475,039
iShares Flexible Income Active ETF	54,514	2,830,912
Ishares High Yield Corporate Bond Buywrite Strategy ETF	24,105	711,016
iShares iBoxx USD Investment Grade Corporate Bond ETF(a)	9,289	1,012,408
iShares Investment Grade Systematic Bond ETF	31,510	1,419,841
Schwab 5-10 Year Corporate Bond ETF	39,159	888,126
State Street SPDR Portfolio Aggregate Bond ETF	16,913	433,311
State Street SPDR Portfolio Long Term Corporate Bond ETF	63,493	1,410,814
State Street SPDR Portfolio Short Term Treasury ETF	17,034	497,052
T Rowe Price Institutional Floating Rate Fund - Class I	116,498	1,075,278
Vanguard High-Yield Corporate Fund - Class Admiral	1,197,459	6,526,153
Vanguard Intermediate-Term Treasury ETF	22,732	1,353,691
Vanguard Long-Term Treasury ETF(a)	75,280	4,167,124

	Shares	Value
Vanguard Mortgage-Backed Securities ETF(a)	10,994	$516,168
WisdomTree Floating Rate Treasury Fund	69,598	3,503,563
		36,272,084
Emerging Markets Equity Funds - 5.7%
iShares Core MSCI Emerging Markets ETF	10,185	710,404
iShares Emerging Markets Dividend ETF	160,116	5,504,788
		6,215,192
Emerging Markets Fixed Income Funds - 2.6%
VanEck J. P. Morgan EM Local Currency Bond ETF	20,882	524,347
Vanguard Emerging Markets Government Bond ETF	28,160	1,849,830
WisdomTree Emerging Markets Local Debt Fund	18,434	512,834
		2,887,011
International Equity Funds - 15.4%
BlackRock Advantage International Fund - Class I	91,086	2,119,571
iShares Global Infrastructure ETF	5,831	390,677
iShares International Select Dividend ETF	94,277	4,012,429
Vanguard FTSE Developed Markets ETF	33,423	2,141,746
Vanguard International High Dividend Yield ETF	87,401	8,236,670
		16,901,093
International Fixed Income Funds - 3.3%
iShares Euro High Yield Corporate Bond USD Hedged ETF	20,227	1,061,197
Janus Henderson AAA CLO ETF(a)	49,921	2,514,521
		3,575,718
Multi-Asset Funds - 4.7%
Loomis Sayles Global Allocation Fund - Class Y	204,840	5,180,406
Real Estate Funds - 2.1%
Vanguard Real Estate ETF(a)	25,835	2,291,565
TOTAL INVESTMENT COMPANIES (Cost $88,266,177)		108,273,113

The accompanying notes are an integral part of these financial statements.

66

GuidePath Multi-Asset Income Allocation Fund
Schedule of Investments
March 31, 2026(Continued)

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.1%
Mount Vernon Liquid Assets Portfolio, LLC, 3.74%(b)	11,093,541	$11,093,541
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $11,093,541)		11,093,541

	Shares
MONEY MARKET FUNDS - 1.1%
JPMorgan U.S. Government Money Market Fund - Class IM, 3.60%(b)	1,157,132	1,157,132
TOTAL MONEY MARKET FUNDS (Cost $1,157,132)		1,157,132
TOTAL INVESTMENTS - 110.1% (Cost $100,516,850)		$120,523,786
Liabilities in Excess of Other Assets - (10.1)%		(11,103,065)
TOTAL NET ASSETS - 100.0%		$109,420,721

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
(a)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $10,906,112.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

67

GUIDEPATH TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

	Shares	Value
COMMON STOCKS - 71.6%
Biotechnology - 6.8%
Exelixis, Inc.(a)	467,198	$20,038,122
United Therapeutics Corp.(a)	49,592	29,407,064
		49,445,186
Consumer Finance - 2.5%
Synchrony Financial	267,675	18,207,254
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	589,986	17,103,694
Electric Utilities - 4.3%
Edison International	140,621	10,290,645
NRG Energy, Inc.	142,101	20,766,640
		31,057,285
Electrical Equipment - 1.6%
Nextpower, Inc. - Class A(a)(b)	93,593	11,282,636
Financial Services - 1.7%
MGIC Investment Corp.	482,215	12,658,144
Food Products - 3.3%
Ingredion, Inc.(b)	119,169	13,425,580
Pilgrim’s Pride Corp.(b)	281,153	10,616,337
		24,041,917
Household Durables - 5.2%
DR Horton, Inc.	99,002	13,585,055
PulteGroup, Inc.	121,189	14,253,038
Taylor Morrison Home Corp.(a)	170,200	9,912,448
		37,750,541
Household Products - 2.4%
Procter & Gamble Co.	121,144	17,498,039
Insurance - 10.5%
Aflac, Inc.	191,813	21,043,804
Arch Capital Group Ltd.(a)	163,670	15,710,683
Everest Group Ltd.	43,357	14,171,236
Hartford Insurance Group, Inc.	191,252	25,863,008
		76,788,731
Interactive Media & Services - 6.6%
Alphabet, Inc. - Class A	90,123	25,915,770
Meta Platforms, Inc. - Class A	38,327	21,928,026
		47,843,796
Machinery - 1.8%
Snap-on, Inc.(b)	35,284	12,815,854
Media - 2.9%
Fox Corp. - Class A	364,520	21,287,968
Metals & Mining - 3.8%
Newmont Corp.	257,998	27,928,284

	Shares	Value
Passenger Airlines - 1.4%
United Airlines Holdings, Inc.(a)	108,577	$9,996,684
Semiconductors & Semiconductor Equipment - 7.6%
Micron Technology, Inc.	39,479	13,337,585
NVIDIA Corp.	195,621	34,116,302
QUALCOMM, Inc.	61,365	7,902,585
		55,356,472
Software - 2.5%
Microsoft Corp.	48,305	17,881,062
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	95,215	24,164,615
Western Digital Corp.	28,869	7,808,776
		31,973,391
TOTAL COMMON STOCKS (Cost $425,448,034)		520,916,938
INVESTMENT COMPANIES - 8.9%
Domestic Equity Funds - 8.9%
iShares Core S&P 500 ETF	99,718	65,136,795
TOTAL INVESTMENT COMPANIES (Cost $65,184,659)		65,136,795
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 19.5%
JPMorgan U.S. Government Money Market Fund - Class IM, 3.60%(c)	142,343,897	142,343,897
TOTAL MONEY MARKET FUNDS (Cost $142,343,897)		142,343,897
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.4%
Mount Vernon Liquid Assets Portfolio, LLC, 3.74%(c)	24,730,522	24,730,522
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $24,730,522)		24,730,522
TOTAL INVESTMENTS - 103.4% (Cost $657,707,112)		$753,128,152
Liabilities in Excess of Other Assets - (3.4)%		(25,087,999)
TOTAL NET ASSETS - 100.0%		$728,040,153

The accompanying notes are an integral part of these financial statements.

68

GUIDEPATH TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)
Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $25,104,616.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

69

GUIDEMARK FUNDS & GUIDEPATH FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026

	GuideMark Core Fixed Income Fund	GuideMark Emerging Markets Fund	GuideMark Large Cap Core Fund	GuideMark Small/Mid Cap Core Fund	GuideMark World ex-US Fund
ASSETS:
Investments, at value	$191,147,371	$56,816,882	$744,247,099	$99,700,510	$183,479,383
Receivable for investments sold	7,291,704	—	17,296	30,643	—
Interest receivable	1,056,619	—	—	—	—
Appreciation on swap agreements	431,708	—	—	—	—
Receivable for fund shares sold	137,373	24,077	699,790	96,133	98,557
Swap premiums paid	38,554	—	—	—	—
Dividends receivable	9,590	173,925	404,382	53,873	767,189
Cash	3,000	—	—	—	—
Dividend tax reclaims receivable	—	760	227	—	412,079
Foreign currency, at value	—	234,136	—	—	377,711
Prepaid expenses and other assets	28,309	25,803	40,910	28,928	27,299
Total assets	200,144,228	57,275,583	745,409,704	99,910,087	185,162,218
LIABILITIES:
Payable for investments purchased (When issued securities of $25,113,113, $0, $0, $0, and $0, respectively)	26,706,416	—	—	—	77
Due to broker for swaps for margin	443,995	—	—	—	—
Payable for fund shares redeemed	208,769	15,737	785,414	210,006	99,479
Payable for fund administration and accounting fees	106,203	45,981	84,098	45,600	63,190
Payable to Adviser	89,190	13,663	422,964	63,740	99,916
Payable upon return of securities loaned	40,097	1,305,140	16,770,568	3,941,461	5,757,991
Depreciation on swap agreements	28,522	—	—	—	—
Payable for audit fees	26,249	49,519	22,754	23,755	27,178
Payable for printing and mailing	18,107	10,939	67,818	19,203	55,491
Payable for shareholder servicing fees	11,251	8,645	56,332	6,509	19,828
Variation margin on futures contracts	7,021	—	—	—	—
Payable for legal fees	5,164	12,239	11,038	6,970	8,034
Interest payable	—	47	—	1	984
Deferred foreign capital gains tax	—	125,756	—	—	—
Payable for expenses and other liabilities	9,055	17,119	15,931	6,524	22,442
Total liabilities	27,700,039	1,604,785	18,236,917	4,323,769	6,154,610
NET ASSETS	$172,444,189	$55,670,798	$727,172,787	$95,586,318	$179,007,608
Net Assets Consists of:
Paid-in capital	$200,815,686	$31,799,256	$440,218,327	$59,904,250	$127,624,891
Total distributable earnings/(accumulated losses)	(28,371,497)	23,871,542	286,954,460	35,682,068	51,382,717
Total net assets	$172,444,189	$55,670,798	$727,172,787	$95,586,318	$179,007,608

The accompanying notes are an integral part of these financial statements.

70

GUIDEMARK FUNDS & GUIDEPATH FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026(Continued)

	GuideMark Core Fixed Income Fund	GuideMark Emerging Markets Fund	GuideMark Large Cap Core Fund	GuideMark Small/Mid Cap Core Fund	GuideMark World ex-US Fund
RS Shares
Net assets	$10,010	$9,900	$9,940	$10,127	$10,168
Shares issued and outstanding(a)	1,216	668	330	509	831
Net asset value per share	$8.23	$14.83(b)	$30.08(b)	$19.89(b)	$12.24
Service Shares
Net assets	$172,434,179	$55,660,898	$727,162,847	$95,576,191	$178,997,440
Shares issued and outstanding(a)	20,930,975	3,753,781	24,171,441	4,803,663	14,621,582
Net asset value per share	$8.24	$14.83	$30.08	$19.90	$12.24
Cost:
Investments, at cost	$202,126,678	$34,770,137	$485,593,567	$64,909,947	$138,268,567
Foreign currency, at cost	$—	$235,625	$—	$—	$380,153
Loaned Securities:
at value (included in investments)	$39,527	$1,306,736	$16,741,931	$3,971,736	$5,791,465

(a)	Unlimited shares authorized without par value.
(b)	Differences in actual and calculated net asset value shown are due to rounding.
The accompanying notes are an integral part of these financial statements.

71

GUIDEMARK FUNDS & GUIDEPATH FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026(Continued)

	GuidePath Absolute Return Allocation Fund (Consolidated)	GuidePath Conservative Allocation Fund (Consolidated)	GuidePath Conservative Income Fund	GuidePath Flexible Income Allocation Fund	GuidePath Growth Allocation Fund
ASSETS:
Investments, at value	$351,695,419	$699,806,920	$17,306,037	$429,351,773	$1,565,872,583
Receivable for investments sold	10,434,068	—	—	178,092	—
Receivable for fund shares sold	136,102	381,560	10,538	290,025	1,017,754
Dividends receivable	21,720	582,686	24,345	507,641	367,250
Cash	4,388,432	16,882	—	—	—
Interest receivable	—	—	3,762	—	—
Prepaid expenses and other assets	66,240	64,971	12,798	54,056	73,216
Total assets	366,741,981	700,853,019	17,357,480	430,381,587	1,567,330,803
LIABILITIES:
Payable upon return of securities loaned	48,138,025	108,376,733	—	55,995,062	115,476,363
Payable for investments purchased	10,526,115	361,249	—	—	479,990
Payable for fund shares redeemed	177,698	265,946	8,012	328,779	1,108,563
Payable to Adviser	123,231	256,041	3,972	160,767	627,142
Payable for shareholder servicing fees	29,730	51,082	7	31,646	135,399
Payable for fund administration and accounting fees	22,299	75,783	4,383	46,810	151,787
Payable for registration fees	19,380	591	3,040	24,527	7,880
Payable for audit fees	16,253	16,255	16,253	16,252	16,948
Payable for legal fees	10,809	11,204	1,275	10,612	10,712
Payable for printing and mailing	3,317	48,368	2,405	42,587	85,251
Deferred tax liability	—	1,602,639	—	—	—
Payable for expenses and other liabilities	9,651	16,654	2,422	13,505	28,204
Total liabilities	59,076,508	111,082,545	41,769	56,670,547	118,128,239
NET ASSETS	$307,665,473	$589,770,474	$17,315,711	$373,711,040	$1,449,202,564
Net Assets Consists of:
Paid-in capital	$318,879,235	$496,921,468	$17,949,510	$428,596,870	828,727,823
Total distributable earnings/(accumulated losses)	(11,213,762)	92,849,006	(633,799)	(54,885,830)	620,474,741
Total net assets	$307,665,473	$589,770,474	$17,315,711	$373,711,040	$1,449,202,564
Institutional Shares
Net assets	$—	$—	$17,315,711	$—	$—
Shares issued and outstanding(a)	—	—	1,807,214	—	—
Net asset value per share	$—	$—	$9.58	$—	$—

The accompanying notes are an integral part of these financial statements.

72

GUIDEMARK FUNDS & GUIDEPATH FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026(Continued)

	GuidePath Absolute Return Allocation Fund (Consolidated)	GuidePath Conservative Allocation Fund (Consolidated)	GuidePath Conservative Income Fund	GuidePath Flexible Income Allocation Fund	GuidePath Growth Allocation Fund
RS Shares
Net assets	$9,996	$9,969	$—	$10,010	$9,891
Shares issued and outstanding(a)	984	832	—	1,157	506
Net asset value per share	$10.16	$11.99(b)	$—	$8.65	$19.56(b)
Service Shares
Net assets	$307,655,477	$589,760,505	$—	$373,701,030	$1,449,192,673
Shares issued and outstanding(a)	30,270,292	49,191,311	—	43,159,395	74,074,185
Net asset value per share	$10.16	$11.99	$—	$8.66	$19.56
Cost:
Investments, at cost	$344,598,776	$595,425,168	$17,314,433	$424,711,150	$964,980,384
Loaned Securities:
at value (included in investments)	$47,519,245	$107,868,481	$—	$55,225,839	$116,146,913

(a)	Unlimited shares authorized without par value.
(b)	Differences in actual and calculated net asset value shown are due to rounding.
The accompanying notes are an integral part of these financial statements.

73

GUIDEMARK FUNDS & GUIDEPATH FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026(Continued)

	GuidePath Growth and Income Fund	GuidePath Income Fund	GuidePath Managed Futures Strategy Fund (Consolidated)	GuidePath Multi-Asset Income Allocation Fund	GuidePath Tactical Allocation Fund
ASSETS:
Investments, at value	$163,760,556	$96,580,994	$52,143,062	$120,523,786	$753,128,152
Dividends receivable	116,633	8,880	32,056	82,427	361,486
Receivable for fund shares sold	17,181	24,128	4,136	11,986	538,584
Dividend tax reclaims receivable	2,138	—	—	—	—
Restricted cash for forwards	—	—	860,054	—	—
Receivable for open forward currency contracts	—	—	13,261	—	—
Interest receivable	—	—	138,471	—	—
Receivable for unsettled open future contracts	—	—	206,348	—	—
Deposit at broker for future contracts	—	—	4,973,589	—	—
Prepaid expenses and other assets	19,240	25,653	17,076	32,099	43,955
Total assets	163,915,748	96,639,655	58,388,053	120,650,298	754,072,177
LIABILITIES:
Payable upon return of securities loaned	31,662,848	—	—	11,093,541	24,730,522
Payable to Adviser	80,645	57,944	64,032	56,217	373,971
Payable for audit fees	21,744	16,245	32,745	16,253	16,251
Payable for fund administration and accounting fees	15,299	12,687	42,665	14,421	78,635
Payable for fund shares redeemed	9,876	14,194	16,350	17,917	676,608
Payable for printing and mailing	6,206	5,233	52,063	8,180	66,632
Payable for registration fees	4,802	2,448	9,169	286	3,046
Payable for legal fees	3,864	2,714	60,258	6,236	9,937
Payable for shareholder servicing fees	62	38	5,037	9,468	60,653
Payable for open forward currency contracts	—	—	311,068	—	—
Variation margin on futures contracts	—	—	9,651	—	—
Payable for unsettled open futures contracts	—	—	132,316	—	—
Payable for expenses and other liabilities	7,984	3,664	9,401	7,058	15,769
Total liabilities	31,813,330	115,167	744,755	11,229,577	26,032,024
NET ASSETS	$132,102,418	$96,524,488	$57,643,298	$109,420,721	$728,040,153
Net Assets Consists of:
Paid-in capital	$113,820,493	$104,972,248	$133,785,130	$93,964,353	$645,308,147
Total distributable earnings/(accumulated losses)	18,281,925	(8,447,760)	(76,141,832)	15,456,368	82,732,006
Total net assets	$132,102,418	$96,524,488	$57,643,298	$109,420,721	$728,040,153

The accompanying notes are an integral part of these financial statements.

74

GUIDEMARK FUNDS & GUIDEPATH FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026(Continued)

	GuidePath Growth and Income Fund	GuidePath Income Fund	GuidePath Managed Futures Strategy Fund (Consolidated)	GuidePath Multi-Asset Income Allocation Fund	GuidePath Tactical Allocation Fund
Institutional Shares
Net assets	$132,102,418	$96,524,488	$—	$—	$—
Shares issued and outstanding(a)	10,243,264	11,352,080	—	—	—
Net asset value per share	$12.90	$8.50	$—	$—	$—
RS Shares
Net assets	$—	$—	$—	$10,049	$9,955
Shares issued and outstanding(a)	—	—	—	834	780
Net asset value per share	$—	$—	$—	$12.05	$12.76
Service Shares
Net assets	$—	$—	$57,643,298	$109,410,672	$728,030,198
Shares issued and outstanding(a)	—	—	7,630,679	9,073,325	57,030,408
Net asset value per share	$—	$—	$7.55	$12.06	$12.77
Cost:
Investments, at cost	$147,267,202	$95,794,435	$52,146,670	$100,516,850	$657,707,112
Loaned Securities:
at value (included in investments)	$31,579,407	$—	$—	$10,906,112	$25,104,616

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

75

GUIDEMARK FUNDS & GUIDEPATH FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended March 31, 2026

	GuideMark Core Fixed Income Fund	GuideMark Emerging Markets Fund	GuideMark Large Cap Core Fund	GuideMark Small/Mid Cap Core Fund	GuideMark World ex-US Fund
INVESTMENT INCOME:
Dividend income	$121,318	$1,619,625	$8,352,428	$1,239,752	$6,262,866
Less: dividend withholding taxes	—	(193,866)	(24,416)	(3,183)	(629,869)
Less: issuance fees	—	(715)	(12)	(11)	(74)
Interest income	7,433,296	—	—	—	3,481
Less: Interest withholding taxes	(211)	—	—	—	—
Total investment income	7,554,403	1,425,044	8,328,000	1,236,558	5,636,404
EXPENSES:
Investment advisory fee	681,612	325,394	2,937,362	545,766	985,312
Administrative service fees - RS Shares	4	4	4	4	4
Administrative service fees - Service Shares	423,648	136,776	1,617,477	238,661	490,836
Fund administration and accounting fees	228,357	133,097	172,260	91,555	167,271
Shareholder service costs - Service Shares	170,402	55,151	652,747	95,748	197,062
Custodian fees	32,985	157,494	34,430	17,612	122,238
Federal and state registration fees	29,848	27,201	41,625	28,787	29,335
Legal fees	27,990	7,004	94,907	11,839	27,011
Audit fees	26,461	83,173	24,642	23,873	28,789
Reports to shareholders	23,282	12,978	74,358	25,100	68,476
Trustees’ fees	19,104	5,573	76,727	10,345	18,469
Transfer agent fees	4,850	4,271	8,934	4,464	5,091
Compliance fees	3,934	1,240	15,682	2,146	4,273
Interest expense	260	12,865	218	2,915	59,640
Other expenses and fees	5,286	1,598	11,339	1,989	2,472
Total expenses	1,678,023	963,819	5,762,712	1,100,804	2,206,279
Expense (reimbursement) recoupment by Adviser	(72,362)	(161,794)	—	—	114,550
Fees waived by voluntary waiver	—	(33,091)	(130,549)	(33,512)	(80,796)
Security lending credit	(1,625)	(17,036)	(87,343)	(36,596)	(14,676)
Net expenses	1,604,036	751,898	5,544,820	1,030,696	2,225,357
Net investment income	5,950,367	673,146	2,783,180	205,862	3,411,047
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(322,324)	5,240,975	157,299,127	7,303,546	32,601,195
Foreign capital gains tax	—	(253,733)	—	—	—
Futures contracts	(512,580)	—	—	—	—
Forward currency contracts	—	3,809	—	—	—
Swap contracts	103,890	—	—	—	—
Foreign currency translation	—	(15,829)	—	—	(316,624)
Net realized gain (loss)	(731,014)	4,975,222	157,299,127	7,303,546	32,284,571

The accompanying notes are an integral part of these financial statements.

76

GUIDEMARK FUNDS & GUIDEPATH FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended March 31, 2026(Continued)

	GuideMark Core Fixed Income Fund	GuideMark Emerging Markets Fund	GuideMark Large Cap Core Fund	GuideMark Small/Mid Cap Core Fund	GuideMark World ex-US Fund
Net change in unrealized appreciation (depreciation) on:
Investments	$693,470	$9,501,888	$(89,539,403)	$7,923,563	$8,012,279
Future contracts	193,027	—	—	—	—
Swap contracts	51,235	—	—	—	—
Deferred foreign capital gains tax	—	218,407	—	—	—
Foreign currency translation	—	(2,278)	—	—	12,930
Net change in unrealized appreciation (depreciation)	937,732	9,718,017	(89,539,403)	7,923,563	8,025,209
Net realized and unrealized gain (loss)	206,718	14,693,239	67,759,724	15,227,109	40,309,780
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,157,085	$15,366,385	$70,542,904	$15,432,971	$43,720,827

The accompanying notes are an integral part of these financial statements.

77

GUIDEMARK FUNDS & GUIDEPATH FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended March 31, 2026(Continued)

	GuidePath Absolute Return Allocation Fund (Consolidated)	GuidePath Conservative Allocation Fund (Consolidated)	GuidePath Conservative Income Fund	GuidePath Flexible Income Allocation Fund	GuidePath Growth Allocation Fund
INVESTMENT INCOME:
Dividend income	$9,611,250	$20,368,965	$894,843	$22,207,000	$21,521,989
Dividend Income from Affiliated Investments	890,639	—	—	—	—
Interest income	—	3	93,267	—	—
Total investment income	10,501,889	20,368,968	988,110	22,207,000	21,521,989
EXPENSES:
Investment advisory fee	708,952	1,428,323	79,061	1,049,835	3,657,135
Administrative service fees - Institutional Shares	—	—	56,453	—	—
Administrative service fees - RS Shares	4	4	—	4	4
Administrative service fees - Service Shares	506,191	1,427,750	—	1,049,834	3,655,671
Shareholder service costs - Service Shares	202,558	571,329	—	419,934	1,462,853
Shareholder service costs - Institutional Shares	—	—	96	—	—
Legal fees	58,071	154,767	3,383	67,046	205,133
Reports to shareholders	46,817	73,351	4,536	74,079	131,448
Fund administration and accounting fees	39,795	146,441	8,612	96,330	314,059
Custodian fees	38,949	60,234	1,400	49,146	86,816
Excise tax expense	27,785	—	—	—	—
Trustees’ fees	25,009	62,117	2,365	39,161	160,286
Federal and state registration fees	24,233	26,619	23,576	41,817	28,207
Audit fees	17,072	17,724	16,754	16,965	20,876
Interest expense	13,477	8,949	700	23,606	25,871
Compliance fees	5,507	13,345	493	8,882	35,220
Transfer agent fees	4,656	6,750	4,117	6,383	11,119
Other expenses and fees	4,088	9,785	1,250	13,789	19,677
Total expenses	1,723,164	4,007,488	202,796	2,956,811	9,814,375
Expense reimbursement by Adviser	(126,887)	—	(49,111)	—	—
Security lending credit	(157,363)	(313,225)	(8,416)	(158,536)	(430,119)
Net expenses	1,438,914	3,694,263	145,269	2,798,275	9,384,256
Net investment income	9,062,975(a)	16,674,705	842,841	19,408,725	12,137,733

The accompanying notes are an integral part of these financial statements.

78

GUIDEMARK FUNDS & GUIDEPATH FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended March 31, 2026(Continued)

	GuidePath Absolute Return Allocation Fund (Consolidated)	GuidePath Conservative Allocation Fund (Consolidated)	GuidePath Conservative Income Fund	GuidePath Flexible Income Allocation Fund	GuidePath Growth Allocation Fund
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	11,382,931	5,314,507	(126,808)	330,092	50,647,501
Current tax expense	—	(677,500)	—	—	—
Affiliated Investments	1,166,081	—	—	—	—
Distributions received from other investment companies	149,845	5,150,235	—	41,871	27,760,744
Net realized gain (loss)	12,698,857	9,787,242	(126,808)	371,963	78,408,245
Net change in unrealized appreciation (depreciation) on:
Investments	$3,290,769	$30,034,329	$(29,629)	$(2,869,473)	$168,625,923
Deferred tax	—	(1,602,639)	—	—	—
Net change in unrealized appreciation (depreciation)	3,290,769	28,431,690	(29,629)	(2,869,473)	168,625,923
Net realized and unrealized gain (loss)	15,989,626	38,218,932	(156,437)	(2,497,510)	247,034,168
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 25,052,601	$54,893,637	$686,404	$16,911,215	$259,171,901

(a)	Net investment income before tax expense was $9,090,760.
The accompanying notes are an integral part of these financial statements.

79

GUIDEMARK FUNDS & GUIDEPATH FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended March 31, 2026(Continued)

	GuidePath Growth and Income Fund	GuidePath Income Fund	GuidePath Managed Futures Strategy Fund (Consolidated)	GuidePath Multi-Asset Income Allocation Fund	GuidePath Tactical Allocation Fund
INVESTMENT INCOME:
Dividend income	$3,668,723	$4,434,290	$548,212	$4,851,233	$11,968,067
Less: dividend withholding taxes	(610)	—	—	—	—
Interest income	—	—	6,821,649	—	—
Less: Interest withholding taxes	—	—	(3,042)	—	—
Total investment income	3,668,113	4,434,290	7,366,819	4,851,233	11,968,067
EXPENSES:
Investment advisory fee	531,964	415,007	1,826,901	375,908	2,498,934
Administrative service fees - Institutional Shares	295,449	230,515	—	—	—
Administrative service fees - RS Shares	—	—	—	4	4
Administrative service fees - Service Shares	—	—	434,715	268,398	1,784,238
Fund administration and accounting fees	30,803	24,431	79,203	30,144	162,434
Custodian fees	29,470	5,718	11,015	24,630	48,873
Federal and state registration fees	24,730	24,150	26,339	24,887	31,379
Audit fees	21,788	16,799	33,401	16,890	18,893
Legal fees	15,028	14,758	32,661	23,015	91,052
Trustees’ fees	12,294	10,480	20,508	12,002	77,977
Reports to shareholders	7,984	8,098	49,631	11,195	101,179
Transfer agent fees	4,570	4,451	5,175	4,514	7,462
Compliance fees	2,687	2,167	4,616	2,647	17,259
Shareholder service costs - Institutional Shares	537	446	—	—	—
Shareholder service costs - Service Shares	—	—	173,991	107,402	713,981
Interest expense	—	5,563	—	475	—
Other expenses and fees	2,295	2,118	4,598	2,447	9,945
Total expenses	979,599	764,701	2,702,754	904,558	5,563,610
Expense recoupment by Adviser	18,193	—	—	—	—
Security lending credit	(63,900)	(76,181)	(771)	(164,220)	(49,087)
Net expenses	933,892	688,520	2,701,983	740,338	5,514,523
Net investment income	2,734,221	3,745,770	4,664,836	4,110,895	6,453,544
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	4,248,573	421,025	23,616	3,232,452	53,150,413
Futures contracts	—	—	(15,824,200)	—	—
Forward currency contracts	—	—	447,724	—	—
Distributions received from other investment companies	—	—	—	344,402	—
Foreign currency translation	—	—	(691,604)	—	—
Net realized gain (loss)	4,248,573	421,025	(16,044,464)	3,576,854	53,150,413

The accompanying notes are an integral part of these financial statements.

80

GUIDEMARK FUNDS & GUIDEPATH FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended March 31, 2026(Continued)

	GuidePath Growth and Income Fund	GuidePath Income Fund	GuidePath Managed Futures Strategy Fund (Consolidated)	GuidePath Multi-Asset Income Allocation Fund	GuidePath Tactical Allocation Fund
Net change in unrealized appreciation (depreciation) on:
Investments	$7,834,379	$(1,634,724)	$(15,091)	$5,289,042	$(10,581,201)
Future contracts	—	—	5,325,652	—	—
Forward currency contracts	—	—	(359,062)	—	—
Foreign currency translation	—	—	848	—	—
Net change in unrealized appreciation (depreciation)	7,834,379	(1,634,724)	4,952,347	5,289,042	(10,581,201)
Net realized and unrealized gain (loss)	12,082,952	(1,213,699)	(11,092,117)	8,865,896	42,569,212
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,817,173	$2,532,071	$(6,427,281)	$12,976,791	$49,022,756

The accompanying notes are an integral part of these financial statements.

81

GUIDEMARK FUNDS & GUIDEPATH FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	GuideMark Core Fixed Income Fund		GuideMark Emerging Markets Fund
	Year Ended March 31,		Year Ended March 31,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$5,950,367	$6,001,758	$673,146	$943,843
Net realized gain (loss)	(731,014)	(931,171)	4,975,222	581,975
Net change in unrealized appreciation (depreciation)	937,732	2,096,652	9,718,017	1,768,834
Net increase (decrease) in net assets from operations	6,157,085	7,167,239	15,366,385	3,294,652
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - RS Shares	(78)	—	—	—
From earnings - Service Shares	(5,980,605)	(6,553,125)	(850,125)	(1,356,041)
Total distributions to shareholders	(5,980,683)	(6,553,125)	(850,125)	(1,356,041)
CAPITAL TRANSACTIONS:
Shares sold - RS Shares	10,004	—	10,004	—
Shares issued from reinvestment of distributions - RS Shares	78	—	—	—
Shares sold - Service Shares	49,969,210	42,135,733	11,590,057	7,116,219
Shares issued from reinvestment of distributions - Service Shares	5,980,572	6,553,089	848,911	1,353,908
Shares redeemed - Service Shares	(51,034,637)	(54,223,823)	(15,891,614)	(13,741,159)
Net increase (decrease) in net assets from capital transactions	4,925,227	(5,535,001)	(3,442,642)	(5,271,032)
Net increase (decrease) in net assets	5,101,629	(4,920,887)	11,073,618	(3,332,421)
NET ASSETS:
Beginning of the year	167,342,560	172,263,447	44,597,180	47,929,601
End of the year	$ 172,444,189	$167,342,560	$55,670,798	$44,597,180
SHARES TRANSACTIONS
Shares sold - RS Shares	1,207	—	668	—
Shares issued from reinvestment of distributions - RS Shares	9	—	—	—
Shares sold - Service Shares	6,024,786	5,129,014	926,532	617,260
Shares issued from reinvestment of distributions - Service Shares	723,124	797,988	59,850	120,411
Shares redeemed - Service Shares	(6,150,756)	(6,594,028)	(1,150,064)	(1,196,387)
Total increase (decrease) in shares outstanding	598,370	(667,026)	(163,014)	(458,716)

The accompanying notes are an integral part of these financial statements.

82

GUIDEMARK FUNDS & GUIDEPATH FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	GuideMark Large Cap Core Fund		GuideMark Small/Mid Cap Core Fund
	Year Ended March 31,		Year Ended March 31,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$2,783,180	$3,219,685	$205,862	$223,191
Net realized gain (loss)	157,299,127	33,007,725	7,303,546	7,268,081
Net change in unrealized appreciation (depreciation)	(89,539,403)	(8,510,146)	7,923,563	(10,929,293)
Net increase (decrease) in net assets from operations	70,542,904	27,717,264	15,432,971	(3,438,021)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Service Shares	(120,716,144)	(31,527,674)	(6,250,137)	(8,312,014)
Total distributions to shareholders	(120,716,144)	(31,527,674)	(6,250,137)	(8,312,014)
CAPITAL TRANSACTIONS:
Shares sold - RS Shares	10,004	—	10,002	—
Shares sold - Service Shares	345,158,324	144,001,887	20,616,812	19,300,249
Shares issued from reinvestment of distributions - Service Shares	120,716,132	31,527,671	6,250,137	8,312,014
Shares redeemed - Service Shares	(406,445,106)	(177,702,588)	(30,364,000)	(28,938,155)
Net increase (decrease) in net assets from capital transactions	59,439,354	(2,173,030)	(3,487,049)	(1,325,892)
Net increase (decrease) in net assets	9,266,114	(5,983,440)	5,695,785	(13,075,927)
NET ASSETS:
Beginning of the year	717,906,673	723,890,113	89,890,533	102,966,460
End of the year	$727,172,787	$717,906,673	$95,586,318	$89,890,533
SHARES TRANSACTIONS
Shares sold - RS Shares	330	—	509	—
Shares sold - Service Shares	9,825,964	4,433,364	1,041,513	954,747
Shares issued from reinvestment of distributions - Service Shares	3,766,494	949,057	307,586	422,874
Shares redeemed - Service Shares	(12,697,876)	(5,510,604)	(1,526,541)	(1,446,525)
Total increase (decrease) in shares outstanding	894,912	(128,183)	(176,933)	(68,904)

The accompanying notes are an integral part of these financial statements.

83

GUIDEMARK FUNDS & GUIDEPATH FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	GuideMark World ex-US Fund		GuidePath Absolute Return Allocation Fund (Consolidated)
	Year Ended March 31,		Year Ended March 31,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$3,411,047	$2,123,665	$9,062,975	$9,166,295
Net realized gain (loss)	32,284,571	3,921,967	12,698,857	(193,106)
Net change in unrealized appreciation (depreciation)	8,025,209	2,001,700	3,290,769	2,053,649
Net increase in net assets from operations	43,720,827	8,047,332	25,052,601	11,026,838
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Service Shares	(23,288,236)	(3,178,682)	(9,642,453)	(9,957,282)
Total distributions to shareholders	(23,288,236)	(3,178,682)	(9,642,453)	(9,957,282)
CAPITAL TRANSACTIONS:
Shares redeemed - Institutional Shares	—	—	—	(89)
Shares sold - RS Shares	10,004	—	10,002	—
Shares sold - Service Shares	182,804,720	23,555,972	292,543,474	77,565,986
Shares issued from reinvestment of distributions - Service Shares	23,288,185	3,178,673	9,642,453	9,957,282
Shares redeemed - Service Shares	(163,571,164)	(33,008,102)	(218,178,668)	(84,112,832)
Net increase (decrease) in net assets from capital transactions	42,531,745	(6,273,457)	84,017,261	3,410,347
Net increase (decrease) in net assets	62,964,336	(1,404,807)	99,427,409	4,479,903
NET ASSETS:
Beginning of the year	116,043,272	117,448,079	208,238,064	203,758,161
End of the year	$179,007,608	$116,043,272	$307,665,473	$208,238,064
SHARES TRANSACTIONS
Shares redeemed - Institutional Shares	—	—	—	(9)
Shares sold - RS Shares	831	—	984	—
Shares sold - Service Shares	14,981,594	2,151,755	29,881,073	8,167,166
Shares issued from reinvestment of distributions - Service Shares	1,906,524	303,627	993,965	1,075,301
Shares redeemed - Service Shares	(12,611,886)	(3,025,036)	(22,684,016)	(8,870,836)
Total increase (decrease) in shares outstanding	4,277,063	(569,654)	8,192,006	371,622

The accompanying notes are an integral part of these financial statements.

84

GUIDEMARK FUNDS & GUIDEPATH FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	GuidePath Conservative Allocation Fund (Consolidated)		GuidePath Conservative Income Fund
	Year Ended March 31,		Year Ended March 31,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$16,674,705	$17,113,782	$842,841	$929,014
Net realized gain (loss)	9,787,242	1,907,734	(126,808)	49,911
Net change in unrealized appreciation (depreciation)	28,431,690	16,512,202	(29,629)	(37,556)
Net increase in net assets from operations	54,893,637	35,533,718	686,404	941,369
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Shares	—	—	(850,515)	(938,383)
From earnings - Service Shares	(21,968,372)	(16,649,348)	—	—
Total distributions to shareholders	(21,968,372)	(16,649,348)	(850,515)	(938,383)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Shares	—	—	20,644,819	18,441,799
Shares issued from reinvestment of distributions - Institutional Shares	—	—	850,515	938,383
Shares redeemed - Institutional Shares	—	—	(19,759,334)	(17,729,345)
Shares sold - RS Shares	10,004	—	—	—
Shares sold - Service Shares	142,432,074	128,758,973	—	—
Shares issued from reinvestment of distributions - Service Shares	21,968,372	16,649,348	—	—
Shares redeemed - Service Shares	(166,881,473)	(136,055,881)	—	—
Net increase (decrease) in net assets from capital transactions	(2,471,023)	9,352,440	1,736,000	1,650,837
Net increase in net assets	30,454,242	28,236,810	1,571,889	1,653,823
NET ASSETS:
Beginning of the year	559,316,232	531,079,422	15,743,822	14,089,999
End of the year	$589,770,474	$559,316,232	$17,315,711	$15,743,822
SHARES TRANSACTIONS
Shares sold - Institutional Shares	—	—	2,140,456	1,906,310
Shares issued from reinvestment of distributions - Institutional Shares	—	—	88,419	97,094
Shares redeemed - Institutional Shares	—	—	(2,051,711)	(1,831,425)
Shares sold - RS Shares	832	—	—	—
Shares sold - Service Shares	11,877,698	11,453,570	—	—
Shares issued from reinvestment of distributions - Service Shares	1,826,588	1,498,187	—	—
Shares redeemed - Service Shares	(14,130,266)	(12,134,051)	—	—
Total increase (decrease) in shares outstanding	(425,148)	817,706	177,164	171,979

The accompanying notes are an integral part of these financial statements.

85

GUIDEMARK FUNDS & GUIDEPATH FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	GuidePath Flexible Income Allocation Fund		GuidePath Growth Allocation Fund
	Year Ended March 31,		Year Ended March 31,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$19,408,725	$13,740,797	$12,137,733	$12,933,923
Net realized gain (loss)	371,963	(1,772,007)	78,408,245	57,589,775
Net change in unrealized appreciation (depreciation)	(2,869,473)	1,150,543	168,625,923	(6,444,528)
Net increase in net assets from operations	16,911,215	13,119,333	259,171,901	64,079,170
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - RS Shares	(132)	—	—	—
From earnings - Service Shares	(19,157,799)	(14,734,776)	(68,195,140)	(60,039,606)
Total distributions to shareholders	(19,157,931)	(14,734,776)	(68,195,140)	(60,039,606)
CAPITAL TRANSACTIONS:
Shares redeemed - Institutional	—	(44)	—	—
Shares sold - RS Shares	10,004	—	10,004	—
Shares issued from reinvestment of distributions - RS Shares	132	—	—	—
Shares sold - Service Shares	419,080,765	91,717,976	254,250,119	278,179,791
Shares issued from reinvestment of distributions - Service Shares	19,157,799	14,734,776	68,195,140	60,039,606
Shares redeemed - Service Shares	(324,873,717)	(107,925,949)	(398,240,365)	(287,859,885)
Net increase (decrease) in net assets from capital transactions	113,374,983	(1,473,197)	(75,785,102)	50,359,512
Net increase (decrease) in net assets	111,128,267	(3,088,684)	115,191,659	54,399,076
NET ASSETS:
Beginning of the year	262,582,773	265,671,457	1,334,010,905	1,279,611,829
End of the year	$373,711,040	$262,582,773	$1,449,202,564	$1,334,010,905
SHARES TRANSACTIONS
Shares redeemed - Institutional	—	(5)	—	—
Shares sold - RS Shares	1,142	—	506	—
Shares issued from reinvestment of distributions - RS Shares	15	—	—	—
Shares sold - Service Shares	48,122,109	10,215,242	12,954,638	15,574,468
Shares issued from reinvestment of distributions - Service Shares	2,191,671	1,656,412	3,345,851	3,347,622
Shares redeemed - Service Shares	(36,863,362)	(12,043,859)	(20,353,634)	(16,211,565)
Total increase (decrease) in shares outstanding	13,451,575	(172,210)	(4,052,639)	2,710,525

The accompanying notes are an integral part of these financial statements.

86

GUIDEMARK FUNDS & GUIDEPATH FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	GuidePath Growth and Income Fund		GuidePath Income Fund
	Year Ended March 31,		Year Ended March 31,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$2,734,221	$1,338,953	$3,745,770	$4,108,773
Net realized gain (loss)	4,248,573	15,159,750	421,025	1,701,005
Net change in unrealized appreciation (depreciation)	7,834,379	(8,953,731)	(1,634,724)	(115,067)
Net increase in net assets from operations	14,817,173	7,544,972	2,532,071	5,694,711
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Shares	(16,304,720)	(1,219,975)	(3,745,770)	(4,148,561)
From return of capital - Institutional Shares	—	—	(21,902)	(19,847)
Total distributions to shareholders	(16,304,720)	(1,219,975)	(3,767,672)	(4,168,408)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Shares	30,397,933	21,772,858	23,774,094	31,073,688
Shares issued from reinvestment of distributions - Institutional Shares	16,304,720	1,219,975	3,767,672	4,168,408
Shares redeemed - Institutional Shares	(17,946,803)	(33,940,188)	(26,626,397)	(19,548,903)
Net increase (decrease) in net assets from capital transactions	28,755,850	(10,947,355)	915,369	15,693,193
Net increase (decrease) in net assets	27,268,303	(4,622,358)	(320,232)	17,219,496
NET ASSETS:
Beginning of the year	104,834,115	109,456,473	96,844,720	79,625,224
End of the year	$ 132,102,418	$104,834,115	$96,524,488	$96,844,720
SHARES TRANSACTIONS
Shares sold - Institutional Shares	2,313,858	1,705,078	2,760,256	3,668,492
Shares issued from reinvestment of distributions - Institutional Shares	1,300,141	95,098	438,550	489,230
Shares redeemed - Institutional Shares	(1,368,108)	(2,805,328)	(3,114,450)	(2,290,831)
Total increase (decrease) in shares outstanding	2,245,891	(1,005,152)	84,356	1,866,891

The accompanying notes are an integral part of these financial statements.

87

GUIDEMARK FUNDS & GUIDEPATH FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	GuidePath Managed Futures Strategy Fund (Consolidated)		GuidePath Multi-Asset Income Allocation Fund
	Year Ended March 31,		Year Ended March 31,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$4,664,836	$9,029,375	$4,110,895	$4,371,674
Net realized gain (loss)	(16,044,464)	(44,654,785)	3,576,854	1,884,692
Net change in unrealized appreciation (depreciation)	4,952,347	(13,537,662)	5,289,042	1,453,528
Net increase (decrease) in net assets from operations	(6,427,281)	(49,163,072)	12,976,791	7,709,894
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - RS Shares	—	—	(54)	—
From earnings - Service Shares	—	(39,597)	(4,215,965)	(4,479,990)
Total distributions to shareholders	—	(39,597)	(4,216,019)	(4,479,990)
CAPITAL TRANSACTIONS:
Shares redeemed - Institutional Shares	—	(1,398)	—	—
Shares sold - RS Shares	—	—	10,002	—
Shares issued from reinvestment of distributions - RS Shares	—	—	54	—
Shares sold - Service Shares	99,838,597	83,327,481	19,467,540	20,526,870
Shares issued from reinvestment of distributions - Service Shares	—	39,597	4,215,965	4,479,991
Shares redeemed - Service Shares	(282,664,759)	(77,076,162)	(29,849,882)	(25,937,085)
Net increase (decrease) in net assets from capital transactions	(182,826,162)	6,289,518	(6,156,321)	(930,224)
Net increase (decrease) in net assets	(189,253,443)	(42,913,151)	2,604,451	2,299,680
NET ASSETS:
Beginning of the year	246,896,741	289,809,892	106,816,270	104,516,590
End of the year	$57,643,298	$246,896,741	$109,420,721	$106,816,270
SHARES TRANSACTIONS
Shares redeemed - Institutional Shares	—	(153)	—	—
Shares sold - RS Shares	—	—	829	—
Shares issued from reinvestment of distributions - RS Shares	—	—	5	—
Shares sold - Service Shares	15,060,228	10,316,785	1,671,884	1,864,751
Shares issued from reinvestment of distributions - Service Shares	—	5,002	363,103	410,167
Shares redeemed - Service Shares	(41,066,599)	(9,482,756)	(2,582,978)	(2,362,854)
Total increase (decrease) in shares outstanding	(26,006,371)	838,878	(547,157)	(87,936)

The accompanying notes are an integral part of these financial statements.

88

GUIDEMARK FUNDS & GUIDEPATH FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	GuidePath Tactical Allocation Fund
	Year Ended March 31,
	2026	2025
OPERATIONS:
Net investment income (loss)	$6,453,544	$4,709,509
Net realized gain (loss)	53,150,413	34,495,221
Net change in unrealized appreciation (depreciation)	(10,581,201)	(13,053,877)
Net increase in net assets from operations	49,022,756	26,150,853
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Service Shares	(58,204,852)	(40,005,997)
Total distributions to shareholders	(58,204,852)	(40,005,997)
CAPITAL TRANSACTIONS:
Shares sold - RS Shares	10,004	—
Shares sold - Service Shares	197,670,193	169,406,514
Shares issued from reinvestment of distributions - Service Shares	58,204,852	40,005,996
Shares redeemed - Service Shares	(163,226,855)	(146,353,852)
Net increase in net assets from capital transactions	92,658,194	63,058,658
Net increase in net assets	83,476,098	49,203,514
NET ASSETS:
Beginning of the year	644,564,055	595,360,541
End of the year	$728,040,153	$644,564,055
SHARES TRANSACTIONS
Shares sold - RS Shares	780	—
Shares sold - Service Shares	14,789,570	12,352,444
Shares issued from reinvestment of distributions - Service Shares	4,347,539	2,954,653
Shares redeemed - Service Shares	(12,167,462)	(10,730,688)
Total increase in shares outstanding	6,970,427	4,576,409

The accompanying notes are an integral part of these financial statements.

89

GUIDEMARK CORE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
RS SHARES

Period Ended March 31, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$8.29
INVESTMENT OPERATIONS:
Net investment income(b)	0.01
Net realized and unrealized gain (loss) on investments(c)	(0.01)
Total from investment operations	0.00(d)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)
Total distributions	(0.06)
Net asset value, end of period	$8.23
Total return	0.05%(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$10
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense	1.77%(f)
After expense reimbursement/recoupment and securities lending credit including interest expense	1.69%(f)
Ratio of net investment income (loss) to average net assets	3.63%(f)
Portfolio turnover rate	210%

Portfolio turnover is calculated for the fund as a whole and reflects the fund’s full fiscal year.
(a)	Inception date of the RS Shares of the Fund was March 13, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

90

GUIDEMARK CORE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
SERVICE SHARES

	Year Ended March 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$8.23	$8.20	$8.27	$9.01	$9.70
INVESTMENT OPERATIONS:
Net investment income(a)	0.29	0.29	0.26	0.20	0.11
Net realized and unrealized gain (loss) on investments(b)	0.01	0.05	(0.06)	(0.74)	(0.57)
Total from investment operations	0.30	0.34	0.20	(0.54)	(0.46)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.29)	(0.31)	(0.27)	(0.20)	(0.12)
Net realized gains	—	—	—	—	(0.11)
Total distributions	(0.29)	(0.31)	(0.27)	(0.20)	(0.23)
Net asset value, end of year	$8.24	$8.23	$8.20	$8.27	$9.01
Total return	3.68%	4.25%	2.56%	(6.02)%	(4.88)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$172,434	$167,343	$172,263	$170,248	$200,560
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense	0.98%	0.99%	1.00%	0.99%	0.99%
After expense reimbursement/recoupment and securities lending credit including interest expense	0.94%	0.94%	0.94%	0.94%	0.94%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets	0.00%(c)	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets	3.49%	3.49%	3.29%	2.33%	1.14%
Portfolio turnover rate	210%	191%	267%	252%	264%

Portfolio turnover is calculated for the fund as a whole.
(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

91

GUIDEMARK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS
RS SHARES

Period Ended March 31, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$14.98
INVESTMENT OPERATIONS:
Net investment income(b)	0.01
Net realized and unrealized gain (loss) on investments(c)	(0.16)
Total from investment operations	(0.15)
Net asset value, end of period	$14.83
Total return	(1.04)%(f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$10
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense(e)	2.73%(g)
After expense reimbursement/recoupment and securities lending credit including interest expense(e)	2.09%(g)
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(d)	2.09%(g)
Ratio of net investment income (loss) to average net assets(d)	2.36%(g)
Portfolio turnover rate	64%

Portfolio turnover is calculated for the fund as a whole and reflects the fund’s full fiscal year.
(a)	Inception date of the RS Shares of the Fund was March 13, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(e)	The effect of the voluntary expense waiver on the RS Shares was 0.06%.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

92

GUIDEMARK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS
SERVICE SHARES

	Year Ended March 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$11.38	$10.95	$10.30	$13.57	$16.50
INVESTMENT OPERATIONS:
Net investment income(a)	0.17	0.23	0.22	0.33	0.22
Net realized and unrealized gain (loss) on investments(b)	3.49	0.54	0.80	(1.87)	(1.73)
Total from investment operations	3.66	0.77	1.02	(1.54)	(1.51)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)	(0.34)	(0.37)	(0.49)	(0.26)
Net realized gains	(0.03)	—	—	(1.24)	(1.16)
Total distributions	(0.21)	(0.34)	(0.37)	(1.73)	(1.42)
Net asset value, end of year	$14.83	$11.38	$10.95	$10.30	$13.57
Total return	32.22%	7.07%	10.03%	(11.02)%	(9.75)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$55,661	$44,597	$47,930	$45,699	$71,780
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense(c)	1.75%(d)	1.76%(d)	1.88%(d)	1.84%	1.40%
After expense reimbursement/recoupment and securities lending credit including interest expense(c)	1.36%(d)	1.34%(d)	1.34%(d)	1.40%	1.39%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(c)	0.02%	0.01%	0.01%	0.01%	—%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(c)	1.34%	1.33%	1.33%	1.39%	1.39%
Ratio of net investment income (loss) to average net assets(c)	1.22%	1.96%	2.09%	2.83%	1.33%
Portfolio turnover rate	64%	30%	44%	44%	48%

Portfolio turnover is calculated for the fund as a whole.
(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(d)	The effect of the voluntary expense waiver on the Service Shares was 0.06%.
The accompanying notes are an integral part of these financial statements.

93

GUIDEMARK LARGE CAP CORE FUND
FINANCIAL HIGHLIGHTS
RS SHARES

Period Ended March 31, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$30.27
INVESTMENT OPERATIONS:
Net investment income(b)	(0.00)(c)
Net realized and unrealized gain (loss) on investments(d)	(0.19)
Total from investment operations	(0.19)
Net asset value, end of period	$30.08
Total return	(0.64)%(g)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$10
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense(f)	1.64%(h)
After expense reimbursement/recoupment and securities lending credit including interest expense(f)	1.62%(h)
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)	1.62%(h)
Ratio of net investment income (loss) to average net assets(e)	(0.15)%(h)
Portfolio turnover rate	79%

Portfolio turnover is calculated for the fund as a whole and reflects the fund’s full fiscal year.
(a)	Inception date of the RS Shares of the Fund was March 13, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(e)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(f)	The effect of the voluntary expense waiver on the RS Shares was 0.02%.
(g)	Not annualized for periods less than one year.
(h)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

94

GUIDEMARK LARGE CAP CORE FUND
FINANCIAL HIGHLIGHTS
SERVICE SHARES

	Year Ended March 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$30.84	$30.93	$23.82	$28.80	$26.58
INVESTMENT OPERATIONS:
Net investment income(a)	0.14	0.14	0.17	0.20	0.10
Net realized and unrealized gain (loss) on investments(b)	4.95	1.15	7.15	(2.88)	3.05
Total from investment operations	5.09	1.29	7.32	(2.68)	3.15
LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)	(0.13)	(0.20)	(0.16)	(0.12)
Net realized gains	(5.71)	(1.25)	(0.01)	(2.14)	(0.81)
Total distributions	(5.85)	(1.38)	(0.21)	(2.30)	(0.93)
Net asset value, end of year	$30.08	$30.84	$30.93	$23.82	$28.80
Total return	15.36%	3.85%	30.82%	−8.81%	11.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$727,163	$717,907	$723,890	$607,842	$691,939
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense(c)	0.88%(d)	0.88%(d)	0.89%(d)	0.90%	0.89%
After expense reimbursement/recoupment and securities lending credit including interest expense(c)	0.85%(d)	0.85%(d)	0.82%(d)	0.87%	0.89%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(c)	0.00%(e)	—%	0.00%(e)	0.00%(e)	0.00%(e)
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(c)	0.85%	0.85%	0.82%	0.87%	0.89%
Ratio of net investment income (loss) to average net assets(c)	0.43%	0.43%	0.65%	0.82%	0.33%
Portfolio turnover rate	79%	18%	19%	46%	25%

Portfolio turnover is calculated for the fund as a whole.
(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(d)	The effect of the voluntary expense waiver on the Service Shares was 0.02%.
(e)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

95

GUIDEMARK SMALL/MID CAP CORE FUND
FINANCIAL HIGHLIGHTS
RS SHARES

Period Ended March 31, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$19.65
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	0.25
Total from investment operations	0.24
Net asset value, end of period	$19.89
Total return	1.25%(f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$10
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense(e)	1.93%(g)
After expense reimbursement/recoupment and securities lending credit including interest expense(e)	1.83%(g)
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(d)	1.83%(g)
Ratio of net investment income (loss) to average net assets(d)	(1.85)%(g)
Portfolio turnover rate	42%

Portfolio turnover is calculated for the fund as a whole and reflects the fund’s full fiscal year.
(a)	Inception date of the RS Shares of the Fund was March 13, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(e)	The effect of the voluntary expense waiver on the RS Shares was 0.035%.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

96

GUIDEMARK SMALL/MID CAP CORE FUND
FINANCIAL HIGHLIGHTS
SERVICE SHARES

	Year Ended March 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$18.05	$20.39	$16.76	$19.12	$21.07
INVESTMENT OPERATIONS:
Net investment income(a)	0.04	0.04	0.07	0.09	0.00(b)
Net realized and unrealized gain (loss) on investments(c)	3.18	(0.61)	3.69	(2.08)	0.44
Total from investment operations	3.22	(0.57)	3.76	(1.99)	0.44
LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)	(0.09)	(0.07)	(0.06)	(0.04)
Net realized gains	(1.30)	(1.68)	(0.06)	(0.31)	(2.35)
Total distributions	(1.37)	(1.77)	(0.13)	(0.37)	(2.39)
Net asset value, end of year	$19.90	$18.05	$20.39	$16.76	$19.12
Total return	17.72%	(3.51)%	22.44%	(10.34)%	1.38%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$95,576	$89,891	$102,966	$95,301	$107,106
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense(d)	1.15%(e)	1.15%(e)	1.16%(e)	1.17%	1.17%
After expense reimbursement/recoupment and securities lending credit including interest expense(d)	1.08%(e)	1.07%(e)	1.04%(e)	1.06%	1.14%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(d)	0.00%(f)	0.00%(f)	0.01%	—%	—%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(d)	1.07%	1.07%	1.03%	1.06%	1.14%
Ratio of net investment income (loss) to average net assets(d)	0.23%	0.23%	0.37%	0.52%	0.01%
Portfolio turnover rate	42%	18%	16%	25%	36%

Portfolio turnover is calculated for the fund as a whole.
(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)	Amount represents less than $0.005 per share.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(d)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(e)	The effect of the voluntary expense waiver on the Service Shares was 0.035%.
(f)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

97

GUIDEMARK WORLD EX-US FUND
FINANCIAL HIGHLIGHTS
RS SHARES

Period Ended March 31, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$12.04
INVESTMENT OPERATIONS:
Net investment income(b)	0.03
Net realized and unrealized gain (loss) on investments(c)	0.17
Total from investment operations	0.20
Net asset value, end of period	$12.24
Total return	1.64%(f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$10
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense(e)	1.87%(g)
After expense reimbursement/recoupment and securities lending credit including interest expense(e)	1.81%(g)
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(d)	1.81%(g)
Ratio of net investment income (loss) to average net assets(d)	7.00%(g)(h)
Portfolio turnover rate	139%

Portfolio turnover is calculated for the fund as a whole and reflects the fund’s full fiscal year.
(a)	Inception date of the RS Shares of the Fund was March 13, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(e)	The effect of the voluntary expense waiver on the RS Shares was 0.041%.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)	Ratio disclosed is higher than the Service Class Shares due to timing of income over the shortened fiscal period that the class was operating.
The accompanying notes are an integral part of these financial statements.

98

GUIDEMARK WORLD EX-US FUND
FINANCIAL HIGHLIGHTS
SERVICE SHARES

	Year Ended March 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$11.22	$10.76	$9.73	$10.31	$10.45
INVESTMENT OPERATIONS:
Net investment income(a)	0.22	0.20	0.19	0.23	0.13
Net realized and unrealized gain (loss) on investments(b)	2.57	0.57	1.19	(0.53)	(0.15)
Total from investment operations	2.79	0.77	1.38	(0.30)	(0.02)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)	(0.31)	(0.23)	(0.21)	(0.12)
Net realized gains	(1.59)	—	(0.12)	(0.07)	—
Total distributions	(1.77)	(0.31)	(0.35)	(0.28)	(0.12)
Net asset value, end of year	$12.24	$11.22	$10.76	$9.73	$10.31
Total return	24.99%	7.29%	14.42%	(2.70)%	(0.27)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$178,997	$116,043	$117,488	$109,715	$125,034
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment and securities lending credit including interest expense(c)	1.12%(d)	1.20%(d)	1.24%(d)	1.26%	1.25%
After expense reimbursement/recoupment and securities lending credit including interest expense(c)	1.13%(d)	1.10%(d)	1.10%(d)	1.14%	1.14%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(c)	0.03%	0.01%	0.00%(e)	0.00%(e)	0.00%(e)
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(c)	1.10%	1.09%	1.10%	1.14%	1.14%
Ratio of net investment income (loss) to average net assets(c)	1.73%	1.84%	1.91%	2.49%	1.19%
Portfolio turnover rate	139%	33%	30%	54%	34%

Portfolio turnover is calculated for the fund as a whole.
(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(d)	The effect of the voluntary expense waiver on the Service Shares was 0.041%.
(e)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

99

GUIDEPATH ABSOLUTE RETURN ALLOCATION FUND (CONSOLIDATED)
FINANCIAL HIGHLIGHTS
RS SHARES

Period Ended March 31, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$10.17
INVESTMENT OPERATIONS:
Net investment income(b)	(0.01)
Net realized and unrealized gain (loss) on investments(d)	0.00(c)
Total from investment operations	(0.01)
Net asset value, end of period	$10.16
Total return	(0.06)%(f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$10
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense(e)	1.71%(g)
After expense reimbursement/recoupment and securities lending credit including interest expense(e)	1.44%(g)
Ratio of operational expenses to average net assets excluding dividends, interest, borrowing expense on securities sold short, and tax expense(e)	1.44%(g)
Ratio of net investment income (loss) to average net assets(e)	(2.55)%(g)
Portfolio turnover rate	185%

Portfolio turnover is calculated for the fund as a whole and reflects the fund’s full fiscal year.
(a)	Inception date of the RS Shares of the Fund was March 13, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the period.

(e)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

100

GUIDEPATH ABSOLUTE RETURN ALLOCATION FUND
FINANCIAL HIGHLIGHTS
SERVICE SHARES

	Year Ended March 31,
	2026 (Consolidated)	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$9.43	$9.39	$9.39	$10.08	$10.58
INVESTMENT OPERATIONS:
Net investment income(a)	0.44	0.42	0.40	0.28	0.23
Net realized and unrealized gain (loss) on investments(b)	0.61	0.08	0.05	(0.75)	(0.52)
Total from investment operations	1.05	0.50	0.45	(0.47)	(0.29)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.32)	(0.46)	(0.45)	(0.22)	(0.21)
Total distributions	(0.32)	(0.46)	(0.45)	(0.22)	(0.21)
Net asset value, end of year	$10.16	$9.43	$9.39	$9.39	$10.08
Total return	11.32%	5.45%	4.72%	(4.56)%	(2.80)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$307,655	$208,238	$203,758	$224,227	$236,003
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense and tax expense(c)	0.85%	0.81%	0.84%	0.86%	0.82%
After expense reimbursement/recoupment and securities lending credit including interest expense and tax expense(c)	0.71%	0.65%(e)	0.55%	0.58%	0.55%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(c)	0.01%	0.00%(d)	0.00%(d)	0.03%	0.00%(d)
Ratio of tax expenses to average net assets(c)	0.01%	—%	—%	—%	—%
Ratio of operational expenses to average net assets excluding dividends, interest, borrowing expense on securities sold short, and tax expense(c)	0.69%	0.65%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets(c)(f)	4.47%	4.42%	4.20%	3.01%	2.14%
Portfolio turnover rate	185%	55%	53%	153%	28%

Portfolio turnover is calculated for the fund as a whole.
(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the years.

(c)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Amount represents less than 0.005%.
(e)	Effective August 1, 2024 the expense limitation was changed from 0.55% to 0.69%.
(f)
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

101

GUIDEPATH CONSERVATIVE ALLOCATION FUND (CONSOLIDATED)
FINANCIAL HIGHLIGHTS
RS SHARES

Period Ended March 31, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$12.03
INVESTMENT OPERATIONS:
Net investment income(b)	0.02
Net realized and unrealized gain (loss) on investments(c)	(0.06)
Total from investment operations	(0.04)
Net asset value, end of period	$11.99
Total return	(0.35)%(f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$10
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense(d)	1.57%(g)
After expense reimbursement/recoupment and securities lending credit including interest expense(d)	1.48%(g)
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(d)	1.48%(g)
Ratio of net investment income (loss) to average net assets(d)(e)	4.22%(g)
Portfolio turnover rate	30%

Portfolio turnover is calculated for the fund as a whole and reflects the fund’s full fiscal year.
(a)	Inception date of the RS Shares of the Fund was March 13, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the period.

(d)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(e)
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

102

GUIDEPATH CONSERVATIVE ALLOCATION FUND
FINANCIAL HIGHLIGHTS
SERVICE SHARES

	Year Ended March 31,
	2026 (Consolidated)	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$11.27	$10.88	$10.17	$10.98	$11.07
INVESTMENT OPERATIONS:
Net investment income(a)	0.35	0.35	0.34	0.27	0.21
Net realized and unrealized gain (loss) on investments(b)	0.83	0.38	0.71	(0.87)	0.10
Total from investment operations	1.18	0.73	1.05	(0.60)	0.31
LESS DISTRIBUTIONS FROM:
Net investment income	(0.43)	(0.34)	(0.34)	(0.17)	(0.20)
Net realized gains	(0.03)	—	—	(0.04)	(0.20)
Total distributions	(0.46)	(0.34)	(0.34)	(0.21)	(0.40)
Net asset value, end of year	$11.99	$11.27	$10.88	$10.17	$10.98
Total return	10.40%	6.78%	10.48%	(5.39)%	2.60%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$589,761	$559,316	$531,079	$428,328	$509,796
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense(c)	0.70%	0.68%(f)	0.70%	0.71%	0.70%
After expense reimbursement/recoupment and securities lending credit including interest expense(c)	0.65%	0.56%	0.45%	0.45%	0.45%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(c)	0.00%(d)	0.00%(d)	0.00%(d)	0.00%(d)	0.00%(d)
Ratio of income tax and deferred tax to average net assets(c)	(0.40)%	—%	—%	—%	—%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(c)	0.65%	0.56%	0.45%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets(c)(e)	2.92%	3.11%	3.26%	2.63%	1.81%
Portfolio turnover rate	30%	14%	20%	48%	28%

Portfolio turnover is calculated for the fund as a whole.
(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the years.

(c)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Amount represents less than 0.005%.
(e)
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

(f)	Effective August 1, 2024 the expense limitation was changed from 0.45% to 0.75%.
The accompanying notes are an integral part of these financial statements.

103

GUIDEPATH CONSERVATIVE INCOME FUND
FINANCIAL HIGHLIGHTS

	Year Ended March 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$9.66	$9.66	$9.63	$9.78	$9.94
INVESTMENT OPERATIONS:
Net investment income(a)	0.36	0.44	0.43	0.20	0.05
Net realized and unrealized gain (loss) on investments(b)	(0.09)	(0.01)	0.02	(0.13)	(0.16)
Total from investment operations	0.27	0.43	0.45	0.07	(0.11)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.35)	(0.43)	(0.42)	(0.22)	(0.05)
Total distributions	(0.35)	(0.43)	(0.42)	(0.22)	(0.05)
Net asset value, end of year	$9.58	$9.66	$9.66	$9.63	$9.78
Total return	2.89%	4.50%	4.82%	0.71%	(1.12)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$17,316	$15,744	$14,090	$11,781	$10,912
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense(c)	0.90%	0.90%	0.92%	0.95%	1.06%
After expense reimbursement/recoupment and securities lending credit including interest expense(c)	0.64%	0.64%	0.64%	0.64%	0.64%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(c)	0.00%(d)	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets(c)(e)	3.73%	4.49%	4.48%	2.12%	0.50%
Portfolio turnover rate	780%	216%	259%	398%	161%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Amount represents less than 0.005%.
(e)
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

104

GUIDEPATH FLEXIBLE INCOME ALLOCATION FUND
FINANCIAL HIGHLIGHTS
RS SHARES

Period Ended March 31, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$8.76
INVESTMENT OPERATIONS:
Net investment income(b)	0.01
Net realized and unrealized gain (loss) on investments(c)	—
Total from investment operations	0.01
LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)
Total distributions	(0.12)
Net asset value, end of period	$8.65
Total return	0.06%(f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$10
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense(d)	1.50%(g)
After expense reimbursement/recoupment and securities lending credit including interest expense(d)	1.41%(g)
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(d)	1.41%(g)
Ratio of net investment income (loss) to average net assets(d)(e)	2.30%(g)
Portfolio turnover rate	149%

Portfolio turnover is calculated for the fund as a whole and reflects the fund’s full fiscal year.
(a)	Inception date of the RS Shares of the Fund was March 13, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(e)
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

105

GUIDEPATH FLEXIBLE INCOME ALLOCATION FUND
FINANCIAL HIGHLIGHTS
SERVICE SHARES

	Year Ended March 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$8.84	$8.89	$8.97	$9.99	$10.50
INVESTMENT OPERATIONS:
Net investment income(a)	0.41	0.46	0.47	0.23	0.21
Net realized and unrealized gain (loss) on investments(b)	(0.19)	(0.02)	(0.10)	(0.96)	(0.44)
Total from investment operations	0.22	0.44	0.37	(0.73)	(0.23)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.40)	(0.49)	(0.45)	(0.22)	(0.21)
Net realized gains	—	—	—	(0.07)	(0.07)
Total distributions	(0.40)	(0.49)	(0.45)	(0.29)	(0.28)
Net asset value, end of year	$8.66	$8.84	$8.89	$8.97	$9.99
Total return	2.58%	5.02%	4.19%	(7.27)%	(2.33)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$373,701	$262,583	$265,671	$295,107	$347,767
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense(c)	0.70%	0.70%	0.71%	0.70%	0.70%
After expense reimbursement/recoupment and securities lending credit including interest expense(c)	0.67%	0.56%(f)	0.50%	0.50%	0.50%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(c)	0.01%	—%	0.01%	0.00%(d)	—%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(c)	0.66%	0.56%	0.49%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets(c)(e)	4.62%	5.08%	5.25%	2.48%	2.03%
Portfolio turnover rate	149%	81%	247%	484%	196%

Portfolio turnover is calculated for the fund as a whole.
(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Amount represents less than 0.005%.
(e)
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

(f)	Effective August 1, 2024, the expense limitation was changed from 0.50% to 0.80%.
The accompanying notes are an integral part of these financial statements.

106

GUIDEPATH GROWTH ALLOCATION FUND
FINANCIAL HIGHLIGHTS
RS SHARES

Period Ended March 31, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$19.78
INVESTMENT OPERATIONS:
Net investment income(b)	0.02
Net realized and unrealized gain (loss) on investments(c)	(0.24)
Total from investment operations	(0.22)
Net asset value, end of period	$19.56
Total return	(1.14)%(f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$10
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense(d)	1.46%(g)
After expense reimbursement/recoupment and securities lending credit including interest expense(d)	1.42%(g)
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(d)	1.42%(g)
Ratio of net investment income (loss) to average net assets(d)(e)	2.65%(g)
Portfolio turnover rate	12%

Portfolio turnover is calculated for the fund as a whole and reflects the fund’s full fiscal year.
(a)	Inception date of the RS Shares of the Fund was March 13, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(e)
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

107

GUIDEPATH GROWTH ALLOCATION FUND
FINANCIAL HIGHLIGHTS
SERVICE SHARES

	Year Ended March 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$17.07	$16.97	$13.90	$16.03	$15.64
INVESTMENT OPERATIONS:
Net investment income(a)	0.16	0.17	0.17	0.13	0.12
Net realized and unrealized gain (loss) on investments(b)	3.29	0.72	3.21	(1.72)	0.73
Total from investment operations	3.45	0.89	3.38	(1.59)	0.85
LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)	(0.18)	(0.26)	(0.03)	(0.13)
Net realized gains	(0.78)	(0.61)	(0.05)	(0.51)	(0.33)
Total distributions	(0.96)	(0.79)	(0.31)	(0.54)	(0.46)
Net asset value, end of year	$19.56	$17.07	$16.97	$13.90	$16.03
Total return	19.98%	5.04%	24.46%	(9.69)%	5.22%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$1,449,193	$1,334,011	$1,279,612	$950,179	$1,136,476
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense(c)	0.67%	0.66%	0.67%	0.69%	0.68%
After expense reimbursement/recoupment and securities lending credit including interest expense(c)	0.64%	0.64%	0.62%	0.64%	0.64%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(c)	0.00%(d)	—%	—%	0.01%	—%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(c)	0.64%	0.64%	0.62%	0.63%	0.64%
Ratio of net investment income (loss) to average net assets(c)(e)	0.83%	0.95%	1.14%	0.92%	0.75%
Portfolio turnover rate	12%	17%	19%	23%	17%

Portfolio turnover is calculated for the fund as a whole.
(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Amount represents less than 0.005%.
(e)
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

108

GUIDEPATH GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS

	Year Ended March 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$13.11	$12.16	$10.46	$11.02	$11.68
INVESTMENT OPERATIONS:
Net investment income(a)	0.31	0.17	0.26	0.24	0.11
Net realized and unrealized gain (loss) on investments(b)	1.31	0.94	1.70	(0.58)	0.89
Total from investment operations	1.62	1.11	1.96	(0.34)	1.00
LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)	(0.16)	(0.26)	(0.22)	(0.14)
Net realized gains	(1.55)	—	—	—	(1.52)
Total distributions	(1.83)	(0.16)	(0.26)	(0.22)	(1.66)
Net asset value, end of year	$12.90	$13.11	$12.16	$10.46	$11.02
Total return	13.02%	9.14%	19.08%	(3.02)%	7.90%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$132,102	$104,834	$109,456	$106,817	$116,834
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense(c)	0.83%	0.87%	0.94%	0.94%	0.87%
After expense reimbursement/recoupment and securities lending credit including interest expense(c)	0.79%	0.81%	0.88%	0.89%	0.81%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(c)	—%	0.02%	0.09%	0.10%	0.02%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(c)	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of net investment income (loss) to average net assets(c)(d)	2.31%	1.35%	2.41%	2.26%	0.92%
Portfolio turnover rate	92%	87%	123%	73%	174%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(d)
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

109

GUIDEPATH INCOME FUND
FINANCIAL HIGHLIGHTS

	Year Ended March 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$8.59	$8.47	$8.46	$9.20	$9.95
INVESTMENT OPERATIONS:
Net investment income(a)	0.35	0.38	0.31	0.17	0.21
Net realized and unrealized gain (loss) on investments(b)	(0.09)	0.12	(0.00)(c)	(0.74)	(0.75)
Total from investment operations	0.26	0.50	0.31	(0.57)	(0.54)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.35)	(0.38)	(0.30)	(0.17)	(0.21)
Return of capital	(0.00)(c)	(0.00)(c)	—	—	—
Total distributions	(0.35)	(0.38)	(0.30)	(0.17)	(0.21)
Net asset value, end of year	$8.50	$8.59	$8.47	$8.46	$9.20
Total return	3.07%	6.14%	3.82%	(6.21)%	(5.53)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$96,524	$96,845	$79,625	$56,634	$44,470
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense(d)	0.83%	0.81%	0.84%	0.85%	0.88%
After expense reimbursement/recoupment and securities lending credit including interest expense(d)	0.75%	0.62%	0.79%	0.79%	0.79%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(d)	0.01%	—%	—%	—%	—%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(d)	0.74%	0.62%	0.79%	0.79%	0.79%
Ratio of net investment income (loss) to average net assets(d)(e)	4.06%	4.45%	3.75%	1.97%	2.11%
Portfolio turnover rate	344%	81%	289%	301%	223%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
(d)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(e)
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

110

GUIDEPATH MANAGED FUTURES STRATEGY FUND (CONSOLIDATED)
FINANCIAL HIGHLIGHTS
SERVICE SHARES

	Year Ended March 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$7.34	$8.84	$8.25	$9.89	$9.27
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.18	0.28	0.31	0.16	(0.14)
Net realized and unrealized gain (loss) on investments(b)	0.03	(1.78)	0.29	0.54	1.57
Total from investment operations	0.21	(1.50)	0.60	0.70	1.43
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.00)(c)	(0.01)	(1.04)	(0.20)
Net realized gains	—	—	—	(1.30)	(0.61)
Total distributions	—	(0.00)(c)	(0.01)	(2.34)	(0.81)
Net asset value, end of year	$7.55	$7.34	$8.84	$8.25	$9.89
Total return	2.92%	(16.97)%	7.23%	5.04%	16.94%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$57,643	$246,897	$289,808	$498,939	$251,273
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense	1.55%	1.52%	1.50%	1.52%	1.54%
After expense reimbursement/recoupment and securities lending credit including interest expense	1.55%	1.52%	1.50%	1.52%	1.54%
Ratio of net investment income (loss) to average net assets	2.68%	3.37%	3.66%	1.52%	(1.47)%
Portfolio turnover rate	0%	0%	0%	0%	0%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

111

GUIDEPATH MULTI-ASSET INCOME ALLOCATION FUND
FINANCIAL HIGHLIGHTS
RS SHARES

Period Ended March 31, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$12.06
INVESTMENT OPERATIONS:
Net investment income(b)	0.01
Net realized and unrealized gain (loss) on investments(c)	0.05
Total from investment operations	0.06
LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)
Total distributions	(0.07)
Net asset value, end of period	$12.05
Total return	0.48%(f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$10
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense(d)	1.70%(g)
After expense reimbursement/recoupment and securities lending credit including interest expense(d)	1.60%(g)
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(d)	1.60%(g)
Ratio of net investment income (loss) to average net assets(d)(e)	1.84%(g)
Portfolio turnover rate	39%

Portfolio turnover is calculated for the fund as a whole and reflects the fund’s full fiscal year.
(a)	Inception date of the RS Shares of the Fund was March 13, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(e)
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

112

GUIDEPATH MULTI-ASSET INCOME ALLOCATION FUND
FINANCIAL HIGHLIGHTS
SERVICE SHARES

	Year Ended March 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$11.10	$10.77	$10.17	$11.37	$11.33
INVESTMENT OPERATIONS:
Net investment income(a)	0.45	0.46	0.41	0.37	0.31
Net realized and unrealized gain (loss) on investments(b)	0.97	0.35	0.60	(1.17)	0.05
Total from investment operations	1.42	0.81	1.01	(0.80)	0.36
LESS DISTRIBUTIONS FROM:
Net investment income	(0.46)	(0.48)	(0.41)	(0.40)	(0.32)
Total distributions	(0.46)	(0.48)	(0.41)	(0.40)	(0.32)
Net asset value, end of year	$12.06	$11.10	$10.77	$10.17	$11.37
Total return	12.96%	7.64%	10.15%	(6.92)%	3.09%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$109,411	$106,816	$104,517	$88,872	$111,888
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense(c)	0.84%	0.83%	0.85%	0.85%	0.84%
After expense reimbursement/recoupment and securities lending credit including interest expense(c)	0.69%	0.71%	0.71%	0.59%	0.70%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(c)	0.00%(d)	0.00%(d)	0.00%(d)	0.01%	0.00%(d)
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(c)	0.69%	0.71%	0.71%	0.58%	0.70%
Ratio of net investment income (loss) to average net assets(c)(e)	3.83%	4.19%	4.03%	3.58%	2.69%
Portfolio turnover rate	39%	47%	28%	66%	24%

Portfolio turnover is calculated for the fund as a whole.
(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Amount represents less than 0.005%.
(e)
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

113

GUIDEPATH TACTICAL ALLOCATION FUND
FINANCIAL HIGHLIGHTS
RS SHARES

Period Ended March 31, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$12.83
INVESTMENT OPERATIONS:
Net investment income(b)	0.00(c)
Net realized and unrealized gain (loss) on investments(d)	(0.07)
Total from investment operations	(0.07)
Net asset value, end of period	$12.76
Total return	(0.50)%(g)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$10
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense(e)	1.56%(h)
After expense reimbursement/recoupment and securities lending credit including interest expense(e)	1.56%(h)
Ratio of net investment income (loss) to average net assets(e)(f)	0.50%(h)
Portfolio turnover rate	285%

Portfolio turnover is calculated for the fund as a whole and reflects the fund’s full fiscal year.
(a)	Inception date of the RS Shares of the Fund was March 13, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(e)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(f)
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

(g)	Not annualized for periods less than one year.
(h)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

114

GUIDEPATH TACTICAL ALLOCATION FUND
FINANCIAL HIGHLIGHTS
SERVICE SHARES

	Year Ended March 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$12.88	$13.09	$10.56	$11.40	$11.39
INVESTMENT OPERATIONS:
Net investment income(a)	0.12	0.10	0.09	0.15	0.05
Net realized and unrealized gain (loss) on investments(b)	0.88	0.55	2.58	(0.49)	1.15
Total from investment operations	1.00	0.65	2.67	(0.34)	1.20
LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)	(0.17)	(0.14)	—	(0.05)
Net realized gains	(1.00)	(0.69)	—	(0.50)	(1.14)
Total distributions	(1.11)	(0.86)	(0.14)	(0.50)	(1.19)
Net asset value, end of year	$12.77	$12.88	$13.09	$10.56	$11.40
Total return	7.34%	4.59%	25.45%	(2.90)%	10.32%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$728,030	$644,564	$595,361	$500,975	$518,623
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and securities lending credit including interest expense(c)	0.78%	0.78%	0.79%	0.80%	0.81%
After expense reimbursement/recoupment and securities lending credit including interest expense(c)	0.77%	0.76%	0.77%	0.79%	0.78%
Ratio of net investment income (loss) to average net assets(c)(d)	0.90%	0.74%	0.79%	1.38%	0.39%
Portfolio turnover rate	285%	274%	333%	248%	406%

Portfolio turnover is calculated for the fund as a whole.
(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(d)
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

115

GUIDEMARK FUNDS & GUIDEPATH FUNDS
Notes to Financial Statements
March 31, 2026
1. Organization
GPS Funds I and GPS Funds II (the “Trusts”) are organized as Delaware statutory trusts under Declarations of Trusts dated January 2, 2001 and October 20, 2010, respectively. The Trusts are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. GPS Funds I is comprised of the following 5 funds: GuideMark Large Cap Core Fund, GuideMark Emerging Markets Fund, GuideMark Small/Mid Cap Core Fund, GuideMark World ex-US Fund, GuideMark Core Fixed Income. GPS Funds II is comprised of the following 10 funds: GuidePath Growth Allocation Fund, GuidePath Conservative Allocation Fund, GuidePath Tactical Allocation Fund, GuidePath Absolute Return Allocation Fund, GuidePath Multi-Asset Income Allocation Fund, GuidePath Flexible Income Allocation Fund, GuidePath Managed Futures Strategy Fund, GuidePath Conservative Income Fund, GuidePath Income Fund and GuidePath Growth and Income Fund (collectively, the “Funds”). All of the Funds are classified and operate as diversified funds under the 1940 Act. Each Fund represents a distinct portfolio with its own investment objectives and policies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. GuidePath Growth Allocation Fund, GuidePath Conservative Allocation Fund, GuidePath Tactical Allocation Fund and GuidePath Absolute Return Allocation Fund were seeded on March 4, 2011 and the prospectus went effective on April 1, 2011. The GuidePath Growth Allocation Fund, GuidePath Conservative Allocation Fund, GuidePath Tactical Allocation Fund and GuidePath Absolute Return Allocation Fund commenced operations on April 29, 2011. The GuidePath Multi-Asset Income Allocation Fund and GuidePath Flexible Income Allocation Fund commenced operations on August 31, 2012. The GuidePath Managed Futures Strategy Fund commenced operations on January 19, 2016. The GuidePath Conservative Income Fund, GuidePath Income Fund and GuidePath Growth and Income Fund commenced operations on April 30, 2018. Each Fund offers two classes of shares: Service Shares and RS Shares, except GuidePath Managed Futures Strategy Fund, GuidePath Conservative Income Fund, GuidePath Income Fund and GuidePath Growth and Income Fund, which are only offered with a single share class. The RS Shares commenced operations on March 13, 2026. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
2. Fund of Funds
The GuidePath Growth Allocation Fund, GuidePath Conservative Allocation Fund, GuidePath Absolute Return Allocation Fund, GuidePath Multi-Asset Income Allocation Fund, GuidePath Flexible Income Allocation Fund, GuidePath Conservative Income Fund, GuidePath Income Fund and GuidePath Growth and Income Fund each operate as a “Fund of Funds,” investing primarily or, in the case of the GuidePath Tactical Allocation Fund, between 10% and 100% of its assets, in registered investment companies, including mutual funds and exchange-traded funds (“ETFs”). The funds in which the Fund of Funds may invest are referred to herein as the “Underlying Funds.” AssetMark, Inc. (the “Advisor” or “AssetMark”) believes that investing in Underlying Funds provides each Fund of Funds with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities. By investing in a Fund of Funds, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses. In order to obtain exposure to certain markets, asset classes or active management styles, each Fund of Funds may buy Underlying Funds managed by the Advisor or its affiliates, which in turn, invest in various securities, including ETFs. The Fund of Funds may also invest directly in securities and other exchange-traded products, such as exchange-traded notes.
3. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(A)
Investment Valuation – The Funds value their investments at fair value. Portfolio securities listed on a national or foreign securities exchange, except those listed on NASDAQ, for which market quotations are available are valued at the last quoted sale price on each business day. Portfolio securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) on each business day. If there is no reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded.

116

GUIDEMARK FUNDS & GUIDEPATH FUNDS
Notes to Financial Statements
March 31, 2026(Continued)
All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Non-exchange traded ADRs are priced with an evaluated price as determined by the current evaluated pricing procedures of, and provided by, the pricing vendor.
Fixed income securities that have a maturity of greater than 60 days are generally valued on the basis of evaluations obtained from third party pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short term investments having a maturity of less than 60 days are generally valued at amortized cost, which approximates fair value.
Investments in mutual funds are valued at the closing net asset value per share of each mutual fund on the day of valuation. These investments in mutual funds may include investments in affiliated mutual funds. Investments in mutual funds are generally priced using values supplied by the underlying funds themselves. Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share.
Securities for which no market quotations are readily available or when a significant event has occurred between the time of the security’s last close and the time that a Fund next calculates its net asset value will be valued at their fair value in accordance with the requirements of Rule 2a-5. The Board designated the Advisor as Valuation Designee of the Trusts. The Valuation Designee has established a Valuation Committee to oversee the implementation of the valuation procedures on behalf of the Funds.
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the year. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts).
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
During the year, certain securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.
Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain foreign common stocks, preferred stocks, participatory notes, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts, options written, and swaps.
Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

117

GUIDEMARK FUNDS & GUIDEPATH FUNDS
Notes to Financial Statements
March 31, 2026(Continued)
Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.
Forward currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.
Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: fair valued securities for which observable inputs are not available.
Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures approved by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.
To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2026:
GuideMark Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities
U.S. Treasury Securities	$—	$62,271,632	$—	$62,271,632
Mortgage Backed Securities	—	56,026,609	—	56,026,609
Corporate Obligations	—	27,002,733	—	27,002,733
Collateralized Mortgage Obligations	—	26,435,213	—	26,435,213
Asset Backed Securities	—	7,991,283	—	7,991,283
Foreign Government Debt Obligations	—	1,719,245	—	1,719,245
Municipal Debt Obligations	—	37,171	—	37,171
Money Market Funds	9,433,942	—	—	9,433,942
U.S. Treasury Bills	—	189,446	—	189,446
Investments Purchased with Proceeds from Securities Lending*	—	—	—	40,097
Total Investments in Securities	$9,433,942	$181,673,332	$—	$191,147,371

118

GUIDEMARK FUNDS & GUIDEPATH FUNDS
Notes to Financial Statements
March 31, 2026(Continued)

	Level 1	Level 2	Level 3	Total
Assets (Continued)
Other Financial Instruments**
Futures	$88,458	$—	$—	$88,458
Swaps	—	469,387	—	469,387
Total Other Financial Instruments	$88,458	$469,387	$—	$557,845
Liabilities:
Other Financial Instruments**
Futures	$(38,536)	$—	$—	$(38,536)
Swaps	—	(27,648)	—	(27,648)
Total Other Financial Instruments	$(38,536)	$(27,648)	$—	$(66,184)

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swaps. Futures are reflected as the unrealized appreciation (depreciation) on the instrument. Swaps are reflected as the fair value on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.
GuideMark Emerging Markets Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$117,948	$—	$117,948
Bermuda	—	143,371	—	143,371
Brazil	1,847,850	—	—	1,847,850
Canada	—	115,950	—	115,950
Cayman Island	—	107,507	—	107,507
Chile	597,053	413,032	—	1,010,085
China	272,976	10,882,872	—	11,155,848
Colombia	297,479	—	—	297,479
Czech Republic	45,834	227,010	—	272,844
Egypt	—	355,517	—	355,517
Hong Kong	—	1,777,365	—	1,777,365
Hungary	147,854	559,897	—	707,751
India	31,885	4,626,703	—	4,658,588
Indonesia	—	266,424	—	266,424
Ireland	408,720	—	—	408,720
Mexico	1,808,466	—	—	1,808,466
Netherlands	160,634	—	—	160,634
Peru	249,976	—	—	249,976
Poland	—	1,362,964	—	1,362,964
Qatar	216,804	164,576	—	381,380
Russia	—	—	0	0
South Africa	223,552	1,820,340	—	2,043,892
South Korea	—	9,081,705	—	9,081,705
Tawain	—	10,385,189	—	10,385,189
Thailand	—	95,187	—	95,187

119

GUIDEMARK FUNDS & GUIDEPATH FUNDS
Notes to Financial Statements
March 31, 2026(Continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (Continued)
Turkey	$—	$514,478	$—	$514,478
United Arab Emirates	—	911,916	—	911,916
United Kingdom	—	289,555	—	289,555
United States	29,078	117,703	—	146,781
Total Common Stocks	6,338,161	44,337,209	0	50,675,370
Investment Companies
United States	3,153,437	—	—	3,153,437
Total Investment Companies	3,153,437	—	—	3,153,437
Preferred Stocks
Brazil	848,888	—	—	848,888
Colombia	309,328	—	—	309,328
India	—	—	0	0
South Korea	—	451,729	—	451,729
Total Preferred Stocks	1,158,216	451,729	0	1,609,945
Investments Purchased with Proceeds from Securities Lending*	—	—	—	1,305,140
Money Market Funds	72,990	—	—	72,990
Total Investments in Securities	$10,722,804	$44,788,938	$0	$56,816,882

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.
Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stock	Preferred Stock
Balance as of April 1, 2025	$ 0	$ —
Purchases	—	—
Sales proceeds and paydowns	—	—
Accreted discounts, net	—	—
Corporate Actions	—	0
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Transfers into/(out of) Level 3	—	—
Balance as of March 31, 2026	$0	$0
Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at March 31, 2026.	$—	$—

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.

120

GUIDEMARK FUNDS & GUIDEPATH FUNDS
Notes to Financial Statements
March 31, 2026(Continued)
GuideMark Large Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$693,932,948	$—	$—	$693,932,948
Investment Companies	26,809,081	—	—	26,809,081
Real Estate Investment Trusts	2,201,662	—	—	2,201,662
Investments Purchased with Proceeds from Securities Lending*	—	—	—	16,770,568
Money Market Funds	4,532,840	—	—	4,532,840
Total Investments in Securities	$727,476,531	$—	$—	$744,247,099

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.
Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stock
Balance as of April 1, 2025	$3,538
Purchases	—
Sales proceeds and paydowns	(8)
Accreted discounts, net	—
Corporate Actions	(97)
Realized gain (loss)	(202,119)
Change in unrealized appreciation (depreciation)	198,686
Transfers into/(out of) Level 3	—
Balance as of March 31, 2026	$—
Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at March 31, 2026.	$—

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.
GuideMark Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$89,095,255	$—	$3,933	$89,099,188
Investment Companies	4,200,996	—	—	4,200,996
Real Estate Investment Trusts	1,893,409	—	—	1,893,409
Rights	—	—	14,781	14,781
Investments Purchased with Proceeds from Securities Lending*	—	—	—	3,941,461
Money Market Funds	550,675	—	—	550,675
Total Investments in Securities	$95,740,335	$—	$18,714	$99,700,510

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

121

GUIDEMARK FUNDS & GUIDEPATH FUNDS
Notes to Financial Statements
March 31, 2026(Continued)
For further information regarding security characteristics, see the Schedule of Investments.
Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks	Rights
Balance as of April 1, 2025	$5,013	$—
Purchases	—	—
Sales proceeds and paydowns	(1)	—
Accreted discounts, net	—	—
Corporate Actions	(15)	5,568
Realized gain (loss)	(31,550)	—
Change in unrealized appreciation (depreciation)	30,486	9,213
Transfers into/(out of) Level 3	—	—
Balance as of March 31, 2026	$3,933	$14,781
Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at March 31, 2026.	$—	$9,213

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.
GuideMark World ex-US Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$278,720	$5,084,313	$—	$5,363,033
Austria	—	927,895	—	927,895
Belgium	—	1,726,134	—	1,726,134
Canada	23,118,781	—	—	23,118,781
Denmark	—	2,268,394	—	2,268,394
Finland	—	2,153,000	—	2,153,000
France	—	11,135,642	—	11,135,642
Germany	—	15,248,969	—	15,248,969
Hong Kong	195,293	6,159,158	—	6,354,451
Ireland	—	863,599	—	863,599
Israel	208,955	4,128,075	—	4,337,030
Italy	—	8,755,546	—	8,755,546
Japan	1,226,002	30,908,331	—	32,134,333
Mexico	—	1,550,825	—	1,550,825
Netherlands	2,350,384	4,168,513	—	6,518,897
Norway	—	2,820,502	—	2,820,502
Poland	—	403,599	—	403,599
Portugal	—	812,394	—	812,394
Singapore	154,358	1,591,955	—	1,746,313
Spain	613,038	7,798,711	—	8,411,749
Sweden	310,827	3,833,722	—	4,144,549
Switzerland	—	12,997,202	—	12,997,202
United Kingdom	—	17,294,916	—	17,294,916
Total Common Stocks	28,456,358	142,631,395	—	171,087,753

122

GUIDEMARK FUNDS & GUIDEPATH FUNDS
Notes to Financial Statements
March 31, 2026(Continued)

	Level 1	Level 2	Level 3	Total
Investment Companies
United States	$5,769,044	$—	$—	$5,769,044
Total Investment Companies	5,769,044	—	—	5,769,044
Real Estate Investment Trusts
France	—	203,441	—	203,441
Total Real Estate Investment Trusts	—	203,441	—	203,441
Rights
Italy	—	—	0	0
Total Rights	—	—	0	0
Warrants
Canada	—	—	0	0
Total Warrants	—	—	0	0
Investments Purchased with Proceeds from Securities Lending*	—	—	—	5,757,991
Money Market Funds	661,154	—	—	661,154
Total Investments in Securities	$34,886,556	$142,834,836	$0	$183,479,383

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.
Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Rights	Warrants
Balance as of April 1, 2025	$ —	$ 0
Purchases	—	—
Sales proceeds and paydowns	—	—
Accreted discounts, net	—	—
Corporate Actions	0	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Transfers into/(out of) Level 3	—	—
Balance as of March 31, 2026	$0	$0
Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at March 31, 2026.	$—	$—

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.

123

GUIDEMARK FUNDS & GUIDEPATH FUNDS
Notes to Financial Statements
March 31, 2026(Continued)
GuidePath Absolute Return Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$299,310,856	$—	$—	$299,310,856
Investments Purchased with Proceeds from Securities Lending*	—	—	—	48,138,025
Money Market Funds	4,246,538	—	—	4,246,538
Total Investments in Securities	$303,557,394	$—	$—	$351,695,419

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.
GuidePath Conservative Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$585,077,544	$—	$—	$585,077,544
Investments Purchased with Proceeds from Securities Lending*	—	—	—	108,376,733
Money Market Funds	6,352,643	—	—	6,352,643
Total Investments in Securities	$591,430,187	$—	$—	$699,806,920

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.
GuidePath Conservative Income Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$7,220,702	$—	$—	$7,220,702
U.S. Treasury Securities	—	1,976,021	—	1,976,021
Money Market Funds	8,109,314	—	—	8,109,314
Total Investments in Securities	$15,330,016	$1,976,021	$—	$17,306,037

For further information regarding security characteristics, see the Schedule of Investments.
GuidePath Flexible Income Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$345,418,666	$19,003,617	$—	$364,422,283
Investments Purchased with Proceeds from Securities Lending*	—	—	—	55,995,062
Money Market Funds	8,934,428	—	—	8,934,428
Total Investments in Securities	$354,353,094	$19,003,617	$—	$429,351,773

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

124

GUIDEMARK FUNDS & GUIDEPATH FUNDS
Notes to Financial Statements
March 31, 2026(Continued)
GuidePath Growth Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$1,435,166,753	$—	$—	$1,435,166,753
Investments Purchased with Proceeds from Securities Lending*	—	—	—	115,476,363
Money Market Funds	15,229,467	—	—	15,229,467
Total Investments in Securities	$1,450,396,220	$—	$—	$1,565,872,583

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.
GuidePath Growth & Income Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$65,666,418	$—	$—	$65,666,418
Investment Companies	63,803,236	—	—	63,803,236
Investments Purchased with Proceeds from Securities Lending*	—	—	—	31,662,848
Money Market Funds	2,628,054	—	—	2,628,054
Total Investments in Securities	$132,097,708	$—	$—	$163,760,556

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.
GuidePath Income Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$93,738,208	$—	$—	$93,738,208
Money Market Funds	2,842,786	—	—	2,842,786
Total Investments in Securities	$96,580,994	$—	$—	$96,580,994

For further information regarding security characteristics, see the Schedule of Investments.
GuidePath Managed Futures Strategy Fund

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities
Certificates of Deposit	$—	$21,496,554	$—	$21,496,554
U.S. Treasury Bills	—	19,967,365	—	19,967,365
Money Market Funds	10,679,143	—	—	10,679,143
Total Investments in Securities	$10,679,143	$41,463,919	$—	$52,143,062

125

GUIDEMARK FUNDS & GUIDEPATH FUNDS
Notes to Financial Statements
March 31, 2026(Continued)

	Level 1	Level 2	Level 3	Total
Assets (Continued)
Other Financial Instruments*
Futures	$2,849,707	$—	$—	$2,849,707
Forward Currency Contracts	—	20,869	—	20,869
Total Other Financial Instruments	$2,849,707	$20,869	$—	$2,870,576
Liabilities:
Other Financial Instruments*
Futures	$(947,590)	$—	$—	$(947,590)
Forward Currency Contracts	—	(318,677)	—	(318,677)
Total Other Financial Instruments	$(947,590)	$(318,677)	$—	$(1,266,267)

*
Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures and forward currency contracts. Futures and forward currency contracts are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.
GuidePath Multi-Asset Income Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$108,273,113	$—	$—	$108,273,113
Investments Purchased with Proceeds from Securities Lending*	—	—	—	11,093,541
Money Market Funds	1,157,132	—	—	1,157,132
Total Investments in Securities	$109,430,245	$—	$—	$120,523,786

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.
GuidePath Tactical Allocation Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$520,916,938	$—	$—	$520,916,938
Investment Companies	65,136,795	—	—	65,136,795
Money Market Funds	142,343,897	—	—	142,343,897
Investments Purchased with Proceeds from Securities Lending*	—	—	—	24,730,522
Total Investments in Securities	$728,397,630	$—	$—	$753,128,152

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

126

GUIDEMARK FUNDS & GUIDEPATH FUNDS
Notes to Financial Statements
March 31, 2026(Continued)
(B)
Consolidation of Subsidiaries – The GuidePath Managed Futures Strategy Fund may invest up to 25% of its total assets in GuidePath Managed Futures Strategy Cayman Fund Ltd. (the “Managed Futures Strategy Fund Subsidiary”). The Managed Futures Strategy Fund Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by GuidePath Managed Futures Strategy Fund. The financial statements of the GuidePath Managed Futures Strategy Fund include the operations of the Managed Futures Strategy Fund Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Managed Futures Strategy Fund Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Fund’s investment objectives and policies. The GuidePath Managed Futures Strategy Fund had 17.19% of its total assets invested in the Managed Futures Strategy Fund Subsidiary as of March 31, 2026.

The GuidePath Absolute Return Allocation Fund may invest up to 25% of its total assets in GuidePath Absolute Return Allocation Cayman Fund Ltd. (the “Absolute Return Allocation Fund Subsidiary”). The Absolute Return Allocation Fund Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by GuidePath Absolute Return Allocation Fund. The financial statements of the GuidePath Absolute Return Allocation Fund include the operations of the Absolute Return Allocation Fund Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Absolute Return Allocation Fund Subsidiary acts as an investment vehicle in order to invest in commodity-linked instruments consistent with the Fund’s investment objectives and policies. The GuidePath Absolute Return Allocation Fund had 3.42% of its total assets invested in the Absolute Return Allocation Fund Subsidiary as of March 31, 2026.
The Managed Futures Strategy Fund Subsidiary and the Absolute Return Allocation Fund Subsidiary are exempted Cayman Islands investment companies and as such are not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Managed Futures Strategy Fund Subsidiary and the Absolute Return Allocation Fund Subsidiary are Controlled Foreign Corporations (“CFCs”) not subject to U.S. income taxes. As wholly-owned CFCs, however, the Managed Futures Strategy Fund Subsidiary’s and the Absolute Return Allocation Fund Subsidiary’s net income and capital gains, if any, will be included each year in the GuidePath Managed Futures Strategy Fund’s and GuidePath Absolute Return Allocation Fund’s investment company taxable income.
The GuidePath Conservative Allocation Fund may invest up to 25% of its assets in GuidePath Conservative Allocation Fund LLC (the “Delaware Subsidiary”). The Delaware Subsidiary, which is organized as a Delaware limited liability company, is wholly-owned and controlled by GuidePath Conservative Allocation Fund. The financial statements of the GuidePath Conservative Allocation Fund include the operations of the Delaware Subsidiary.
All intercompany accounts and transactions have been eliminated in consolidation. The Delaware Subsidiary acts as an investment vehicle in order to invest in commodity-linked instruments consistent with the Fund’s investment objectives and policies. The GuidePath Conservative Allocation Fund had 1.44% of its total assets invested in the Delaware Subsidiary as of March 31, 2026. With respect to the Delaware Subsidiary, because such Subsidiary is itself subject to U.S. federal income tax (as well as applicable state and local income taxes) on its taxable income, the Fund’s after-tax returns may be affected.
(C)
ASU 2023-07 Segment Reporting – Each Trust has adopted FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund in the Trust operates in one segment. The segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each Fund, as set forth in the applicable Fund’s prospectus. Subject to the oversight of each Trust’s Board of Trustees, the President of the Trusts, together with the other Executive Officers of the Trusts, collectively act as the Chief Operating Decision Maker (“CODM”) of the Trusts. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund’s single segment is consistent with that presented with each Fund’s financial statements.

127

GUIDEMARK FUNDS & GUIDEPATH FUNDS
Notes to Financial Statements
March 31, 2026(Continued)
(D)
ASU 2023-09 Income Taxes – Each Trust has adopted FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). Adoption of the new standard by the Funds’ financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Funds for the year were determined to not be significant.

(E)
Subsequent Events Evaluation – In preparing these financial statements, the Funds have evaluated events and transactions through the date of issuance for potential recognition or disclosure resulting from subsequent events. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the financial statements.

(F)
Repurchase Agreements – Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to sell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s Custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

(G)
Federal Income Taxes – The Funds intend to continue to comply with the requirements of sub-chapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to shareholders sufficient to relieve the Funds from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years. The Funds have reviewed all open tax years and major jurisdictions and concluded that no provision for income tax is required in the Funds’ financial statements. As of and during the year ended March 31, 2026, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the fiscal year ended March 31, 2026, the Funds did not incur any interest or penalties. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(H)
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

(I)
Indemnifications – Under each Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of their performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

(J)
Expenses – Many expenses of the Funds can be directly attributed to a specific Fund. Additionally, some expenses can be directly attributed to a specific Trust, in which case the expense is apportioned among the Funds within that Trust based on relative net assets. Expenses that cannot be directly attributed to a specific Fund or Trust are apportioned among all the Funds based on relative net assets. Income, other non-class-specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

128

GUIDEMARK FUNDS & GUIDEPATH FUNDS
Notes to Financial Statements
March 31, 2026(Continued)
(K)
Security Transactions and Income Recognition – Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Interest recorded using the effective yield method is accrued daily. Withholding taxes on foreign dividends and taxes on capital gains, which are included as a component of net investment income and realized gain (loss) on investments, respectively, have been provided in accordance with the Trusts’ understanding of the applicable country’s tax rules and rates. Realized gains and losses on investment transactions are determined using the high cost method. Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income. Distributions from underlying investment companies are classified as investment income or realized gains based on the U.S. income tax characteristics of the distribution.

(L)
Foreign Taxes – Tax reclaims receivable, if any, are recorded based upon the Funds’ interpretation of country-specific taxation of accrued dividend and interest income, which may be subject to change due to changes in country-specific tax regulations regarding amounts reclaimable or the Funds’ interpretation of country specific taxation of dividend income and related amounts reclaimable.

(M)
Distributions to Shareholders – The Funds, with the exception of the Core Fixed Income Fund, Multi-Asset Income Allocation Fund, Flexible Income Allocation Fund, Conservative Income Fund, Income Fund and Growth and Income Fund will distribute any net investment income at least annually. The Core Fixed Income Fund, Multi-Asset Income Allocation Fund and Flexible Income Allocation Fund will distribute any net investment income quarterly. The Conservative Income Fund, Income Fund and Growth and Income Fund will generally distribute any net investment income monthly. All of the Funds will generally distribute any net realized long or short-term capital gains at least annually. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements.

(N)
Derivatives – The Funds listed below may invest in derivative instruments including call and put options, futures, forward currency contracts and swaps. These instruments may be used by Fund for hedging purposes as well as direct investment.

Forward Currency Contracts
The Funds may enter into forward currency contracts, obligating the Funds to deliver and receive currency at a specified future date. Transactions involving forward currency contracts may serve as long hedges (for example, if a Fund seeks to buy a security denominated in a foreign security, it may purchase a forward currency contract to lock in the U.S. dollar price of the security) or as short hedges (if a Fund anticipates selling a security denominated in a foreign currency, it may sell a forward currency contract to lock in the U.S. dollar equivalent of the anticipated sales proceeds). Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract
Options
The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. All of the Funds may invest in options that are listed on U.S. exchanges or traded over the counter. Exchange-traded options are valued at the last reported sale price on the exchange on which the security underlying the option is principally traded. If no sales are reported on a particular day for exchange-traded options, or the options are not exchange-traded, the options are valued at the mean between the most recent quoted bid and asked quotations at the close of the exchange. The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the

129

GUIDEMARK FUNDS & GUIDEPATH FUNDS
Notes to Financial Statements
March 31, 2026(Continued)
market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.
A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.
Futures
The Funds may buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking of delivery of cash, in most cases a Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or loss, before cash settlement is required.
The Funds may purchase or sell other types of futures contracts, including those based on particular interest rates, securities, foreign currencies, securities indices and other financial instruments and indices. The Funds may also purchase and write call and put options on such futures contracts, in order to seek to increase total return or to hedge against changes in interest rates, securities prices, or currency exchange rates, or, to the extent permitted by its investment policies, to otherwise manage its portfolio of investments.
Futures contracts are valued at the daily quoted settlement prices.
Swaps
The Funds may enter into interest rate, mortgage, credit, currency and total return swaps, interest rate caps, floors and collars. The Funds may also purchase and write (sell) options contracts on swaps, referred to as “swaptions”. The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Since interest rate, mortgage, credit and currency swaps and interest rate caps, floors and collars are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their portfolio investments and their swap, cap, floor and collar positions.
Swap agreements are valued using the daily mean and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.
Derivative Instruments and Hedging Activities
Each Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.
In general, the use of derivatives may increase the risk within the Funds. The use of over-the-counter derivatives involves the risk that the counterparty to the contract will fail to make required payments or otherwise comply with the terms of the contract. The results achieved by the use of derivatives in the Funds may not match or fully offset changes in the value of the underlying financial assets being hedged or the investment opportunity the Funds were pursuing, thereby failing to achieve, to an extent, the original purpose for using the derivatives. Certain types of derivatives may create leverage insofar as the Funds may receive returns (or suffer losses) exceeding the initial amounts the Funds committed in connection with the derivatives. The use of derivatives can result in losses or gains to the Funds exceeding the amount the Funds would have experienced in the absence of using derivatives. A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Funds.

130

GUIDEMARK FUNDS & GUIDEPATH FUNDS
Notes to Financial Statements
March 31, 2026(Continued)
GuideMark Core Fixed Income Fund
During the year, the Fund used fixed income derivatives including U.S. Treasury futures and credit default swaps on investment grade fixed income indices (CDX and CMBX), for both hedging and investment purposes, primarily duration management, risk management, and the pursuit of relative value opportunities. Futures contracts used in the Fund during the year included those based on short, medium, and long-term U.S. Treasury debt.
The Fund used futures contracts during the year primarily to manage interest rate risk. The Fund used investment grade CDX, CMBX, purchased/written options and sold (wrote) options to efficiently manage investment grade credit exposure.
Statement of Assets and Liabilities – Values of Derivative Instruments as of March 31, 2026

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Interest Rate Contracts - Swaps	Appreciation on swap agreements	$420,250	Depreciation on swap agreements	$3,652
Interest Rate Contracts - Futures*	Unrealized appreciation on futures contracts**	88,458	Unrealized depreciation on futures contracts**	38,536
Credit Default Contracts - Swaps	Appreciation on swap agreements	15	Depreciation on swap agreements	13,428
Total		$508,723		$55,616

*	Includes cumulative appreciation/depreciation as reported on the Schedule of Open Futures Contracts.
**	Included in total distributable earnings on the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the year ended March 31, 2026

	Amount of Realized Gain or (Loss) on Derivatives
	Futures Contracts	Swaps	Options	Total
Interest Rate Contracts	$(512,580)	$102,320	$(83,246)	$(493,506)
Credit Default Contracts	—	1,570	—	1,570
Total	$(512,580)	$103,890	$(83,246)	$(491,936)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Futures Contracts	Swaps	Total
Interest Rate Contracts	$193,027	$65,672	$258,699
Credit Default Contracts	—	(14,437)	(14,437)
Total	$193,027	$51,235	$244,262

GuidePath Managed Futures Strategy Fund
The Fund uses a set of proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments, and may have both short and long exposures within an asset class based on an analysis of asset price trends. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures contracts, to capture the exposures suggested by its absolute return strategy while also adding value through volatility management. These market exposures, which are expected to change over time, may include exposures to global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the year ended March 31, 2026, the Fund

131

GUIDEMARK FUNDS & GUIDEPATH FUNDS
Notes to Financial Statements
March 31, 2026(Continued)
used long and short contracts on U.S. and foreign government bonds, U.S. and foreign equity market indices, foreign currencies, commodities (through investments in the subsidiary) and short-term interest rates to capture the exposures suggested by the quantitative investment models.
Consolidated Statement of Assets and Liabilities — Values of Derivative Instruments as of March 31, 2026

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Commodity Contracts - Futures*	Unrealized appreciation on futures contracts**	$2,373,877	Unrealized depreciation on futures contracts**	$281,681
Equity Contracts - Futures*	Unrealized appreciation on futures contracts**	64,649	Unrealized depreciation on futures contracts**	203,942
Foreign Exchange Contracts - Forward Currency Contracts	Unrealized appreciation on forward currency contracts	13,261	Unrealized depreciation on forward currency contracts	311,068
Foreign Exchange Contracts - Futures*	Unrealized appreciation on futures contracts**	131,803	Unrealized depreciation on futures contracts**	355,655
Interest Rate Contracts - Futures*	Unrealized appreciation on futures contracts**	279,378	Unrealized depreciation on futures contracts**	106,312
Total		$2,862,968		$1,258,658

*	Includes cumulative appreciation/depreciation as reported on the Consolidated Schedule of Open Futures Contracts.
**	Included in total distributable earnings on the Consolidated Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Consolidated Statement of Operations for the year ended March 31, 2026
Amount of Realized Gain (Loss) on Derivatives

	Futures Contracts	Forward Currency Contracts
Commodity Contracts	$1,350,122	$—
Equity Contracts	(1,361,887)	—
Foreign Exchange Contracts	(1,619,464)	447,724
Interest Rate Contracts	(14,192,971)	—
Total	$(15,824,200)	$447,724

Change in Unrealized Appreciation (Depreciation) on Derivatives

	Futures Contracts	ForwardCurrency Contracts
Commodity Contracts	$2,080,788	$—
Equity Contracts	3,933,732	—
Foreign Exchange Contracts	(134,558)	(359,062)
Interest Rate Contracts	(554,310)	—
Total	$5,325,652	$(359,062)

132

GUIDEMARK FUNDS & GUIDEPATH FUNDS
Notes to Financial Statements
March 31, 2026(Continued)
Volume Disclosures
The average monthly notional amount outstanding of futures, forwards, options and swaps during the year ended March 31, 2026 were as follows:

Long Positions	GuideMark Core Fixed Income Fund	GuidePath Managed Futures Strategy Fund
Futures	$7,562,947	$471,104,823
Forwards	$—	$67,371,910
Options	$658,077	$—
Swaps	$4,603,077	$—

Short Positions	GuideMark Core Fixed Income Fund	GuidePath Managed Futures Strategy Fund
Futures	$(10,393,466)	$(306,365,034)
Forwards	$—	$(34,464,166)

Derivative Risks
The risks of using the various types of derivatives in which the Funds may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Advisor or sub-advisor; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Funds; the risk that there may not be a liquid secondary market for the derivative at a time when the Funds would look to disengage the position; the risk that additional capital from the Funds may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Funds may induce leverage in the Funds, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds.
Offsetting Assets and Liabilities
GuideMark Core Fixed Income Fund
The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.
The table below, as of March 31, 2026, discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities, and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties. For financial reporting purposes, the Fund does not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statement of Assets and Liabilities, except in the case of futures contracts.

133

GUIDEMARK FUNDS & GUIDEPATH FUNDS
Notes to Financial Statements
March 31, 2026(Continued)

Assets	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Pledged
Description/Counterparty
Swaps
Morgan Stanley	$470,262	$ (470,262)	$ —-	$ —	$ —	$ —
	$470,262	$ (470,262)	$—-	$—	$—	$—

Liabilities	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Pledged
Description/Counterparty
Futures*
Citigroup	$7,021	$ —	$7,021	$(7,021)	$ —	$ —
Swaps
Morgan Stanley	472,517	(470,262)	2,255	(2,255)	—	—
	$ 479,538	$(470,262)	$ 9,276	$ (9,276)	$—	$—

*
Cumulative appreciation/depreciation on futures contracts is reported in the Schedule of Futures Contracts – variation margin and receivable/payable for unsettled open futures contracts presented above is presented in the Statements of Assets and Liabilities.

GuidePath Managed Futures Strategy Fund
The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.
The table below, as of March 31, 2026, discloses both gross information and net information about instruments and transactions eligible for offset in the Consolidated Statement of Assets and Liabilities, and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties. For financial reporting purposes, the Fund does not offset derivative assets and liabilities, and any related collateral received or pledged, on the Consolidated Statement of Assets and Liabilities, except in the case of futures contracts.

134

GUIDEMARK FUNDS & GUIDEPATH FUNDS
Notes to Financial Statements
March 31, 2026(Continued)

Assets	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts Presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts not Offset in the Consolidated Statement of Assets and Liabilities
				Financial Instruments	Collateral Received	Net Amount
Description/Counterparty
Forward
UBS AG	$13,261	$ —	$13,261	$(13,261)	$ —	$—
Futures*
Goldman Sachs	206,349	—	206,349	(141,968)	—	64,381
	$219,610	$—	$219,610	$(155,229)	$—	$64,381

Liabilities	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts Presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts not Offset in the Consolidated Statement of Assets and Liabilities
				Financial Instruments	Collateral Pledged	Net Amount
Description/Counterparty
Forward
UBS AG	$311,068	$ —	$311,068	$(13,261)	$(297,807)	$ —
Futures*
Goldman Sachs	141,968	—	141,968	(141,968)	—
	$453,036	$—	$453,036	$(155,229)	$(297,807)	$—

*
Cumulative appreciation/ depreciation on futures contracts is reported in the Consolidated Schedule of Futures Contracts - variation margin and recievable/payable for unsettled open futures contracts presented above is presented in the Consolidated Statement of Assets and Liabilities.

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.
(O)
Securities Purchased or Sold on a Forward-Commitment Basis – The Funds may enter into when-issued or other purchase or sale transactions that specify forward delivery of a financial security. In connection with this ability, the Funds may enter into mortgage “dollar rolls” in which a Fund sells securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity), but not identical securities on a specified future date. The party that is obligated to buy a security in the future will retain the use of their funds, and will benefit from any interest that is earned on those funds from the day that they enter into the forward contract until the day that they take delivery and pay for the security.

(P)
Foreign Securities – For purposes of these financial statements, foreign securities are defined as securities issued by companies that are organized outside the United States. Investing in these types of securities make a fund more susceptible to additional risks. These risks include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded. If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value in accordance with Rule 2a-5 pursuant to procedures approved by the Board

135

GUIDEMARK FUNDS & GUIDEPATH FUNDS
Notes to Financial Statements
March 31, 2026(Continued)
(Q)
Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gain (loss) on foreign currencies include those gains and losses arising from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, the differences between the amounts of dividends, and foreign withholding taxes recorded on a Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on investments includes changes in the value of investments resulting from exchange rates.
The value of the Funds’ foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates, as a change in the value of a foreign currency against the U.S. dollar generally will result in a corresponding change in the U.S. dollar value of securities denominated in that currency held by a Fund. In addition to the risks of foreign currency exchange rates generally, trading in the currencies of certain countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions, which may in turn make such holdings denominated in those currencies difficult to value. The Funds may also incur losses in connection with conversions between various currencies.
(R)
Restricted and Illiquid Securities – No Fund may acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of it’s net assets in illiquid investments that are assets. The Advisor, with the assistance of the sub-advisors and/or pricing services, will determine the value of such securities in good faith pursuant to procedures adopted by the applicable Board of Trustees. Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired. There are no restrictions on each Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid. Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under the Funds’ liquidity guidelines.

(S)
Short Sales – Although not currently part of any Fund’s principal investment strategy, each Fund has the ability to make equity short sales. Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the value of the securities.

(T)
Trustee Compensation – Effective April 1, 2025, for the services performed as Trustees of the consolidated Board of GPS Funds I and GPS Funds II, the Independent Trustees receive a retainer fee of $117,000 per year, $6,000 for each quarterly meeting and annual agreement renewal review meeting, whether held in-person or telephonically, $5,000 for each special meeting attended in person and $3,000 for each special meeting attended telephonically, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The fees are allocated proportionally to each Fund within the Trusts based on total assets under management.

The “interested persons” who serve as Trustees of the Trusts receive no compensation from the Trusts for their services as Trustees. The Funds reimburse the Advisor an allocated amount for the compensation and related expenses of certain officers of the Trusts who provide compliance services to the Funds. The aggregate amount of all such reimbursements is determined by the Trustees. No other compensation or retirement benefits are received by any Trustee or officer from the Funds.

136

GUIDEMARK FUNDS & GUIDEPATH FUNDS
Notes to Financial Statements
March 31, 2026(Continued)
(U)
Pending Litigation – The Funds are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

(V)
Participatory Notes (“participation notes”) – Each Fund may invest in participation notes. Participation notes are unsecured, bearer securities typically issued by financial institutions, the return of which is generally linked to the performance of the underlying listed shares of a company in an emerging market (for example, the shares in a company incorporated in India and listed on the Bombay Stock Exchange). Participation notes are often used to gain exposure to securities of companies in the markets that restrict foreign ownership of local companies.

The terms of participation notes vary widely. Investors in participation notes do not have or receive any rights relating to the underlying shares, and the issuers of the notes may not be obligated to hold any shares in the underlying companies. Participation notes are not currently regulated by the governments of the countries upon which securities the notes are based. These instruments, issued by brokers with global registration, bear counterparty risk and may bear additional liquidity risk. These securities have been deemed to be liquid as of March 31, 2026.
4. Investment Advisor
Each Trust has an Investment Advisory Agreement (the “Agreement”) with AssetMark, Inc., with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. The Cayman subsidiary of the GuidePath Managed Futures Strategy Fund also has an Investment Advisory Agreement with AssetMark, with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Funds compensate the Advisor monthly for its management services at the following annual contractual rates, based on each Fund’s average daily net assets:

Core Fixed Income Fund	0.40%
Emerging Markets Fund	0.59%
Large Cap Core Fund	0.45%
Small/Mid Cap Core Fund	0.57%
World ex-US Fund	0.50%
Absolute Return Allocation Fund	0.35%
Conservative Allocation Fund	0.25%
Conservative Income Fund	0.35%
Flexible Income Allocation Fund	0.25%
Growth Allocation Fund	0.25%
Growth and Income Fund	0.45%
Income Fund	0.45%
Managed Futures Strategy Fund	1.05%
Multi-Asset Income Allocation Fund	0.35%
Tactical Allocation Fund	0.35%

Effective April 1, 2023, AssetMark implemented a voluntary fee waiver with respect to the Emerging Markets Fund, Large Cap Core Fund, Small/Mid Cap Core Fund and World ex-US Fund. The voluntary fee waiver may be discontinued by the Advisor at any time. Pursuant to the voluntary waiver, AssetMark is waiving a portion of its

137

GUIDEMARK FUNDS & GUIDEPATH FUNDS
Notes to Financial Statements
March 31, 2026(Continued)
advisory fees as a percentage of the average daily net assets of the Fund at the rate specified below. AssetMark will not have any right to seek reimbursement or recoupment from the Funds of any fees waived pursuant to the voluntary waiver.

Emerging Markets Fund	0.060%
Large Cap Core Fund	0.020%
Small/Mid Cap Core Fund	0.035%
World ex-US Fund	0.041%

AssetMark also provides certain administrative services to the shares of the Funds, pursuant to Administrative Services Agreements between the Funds and AssetMark with respect to each class of Shares, for which AssetMark receives a monthly fee at an annual rate of 0.25% for the Service Shares and 1.00% for the RS Shares of the average daily net assets of the applicable class of shares of each Fund. Pursuant to administrative services agreements for the Funds, and for the Service Shares and RS Shares classes of such Funds, where applicable, AssetMark provides services in connection with the operation and administration of the AssetMark Platform, including, among other things, back-office, administrative, custodial support and clerical services. Such services differ between each Class, consistent with the terms of each administrative services agreement. Investors holding shares of the Funds outside of the AssetMark Platform are subject to these administrative services fees, but may not receive all of the related services.
In addition, GPS Funds I and the Advisor have also entered into a Fee Waiver Agreement designed to provide Fund shareholders with the economic benefits of economies of scale that may be realized as Fund assets increase. Under the Fee Waiver Agreement, the Advisor has contractually agreed to waive, through July 31, 2027, 0.025% of each Fund’s annual advisory fee on GPS Funds I assets in excess of $6 billion and an additional 0.025% of each Fund’s annual advisory fee on GPS Funds I assets in excess of $12 billion.
Each Fund and the Advisor have also entered into an Expense Limitation Agreement under which the Advisor has agreed to waive, through July 31, 2027, its management fee and/or reimburse each Fund’s other expenses to the extent necessary to ensure that the Fund’s net annual operating expenses (excluding taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed the following rates (“Expense Limits”), based on daily net assets of each class of each Fund:

	Service Shares	RS Shares	Single Class
Core Fixed Income Fund	0.94%	1.69%	—
Emerging Markets Fund	1.40%	2.15%	—
Large Cap Core Fund	0.99%	1.74%	—
Small/Mid Cap Core Fund	1.20%	1.95%	—
World ex-US Fund	1.14%	1.89%	—
Absolute Return Allocation Fund	0.69%	1.44%	—
Conservative Allocation Fund	0.75%	1.50%	—
Conservative Income Fund	—	—	0.64%
Flexible Income Allocation Fund	0.80%	1.55%	—
Growth Allocation Fund	0.75%	1.50%	—
Growth and Income Fund	—	—	0.79%
Income Fund	—	—	0.79%
Managed Futures Strategy Fund	1.65%	—	—
Multi-Asset Income Allocation Fund	0.85%	1.60%	—
Tactical Allocation Fund	0.85%	1.60%	—

Any such contractual waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s Expense Limits at the time of the waiver, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years after the end of the calendar month in which the fee or expense was waived or reimbursed. As of March 31, 2026, Large Cap Core Fund, Small/Mid Cap Core Fund, Growth Allocation Fund, Income

138

GUIDEMARK FUNDS & GUIDEPATH FUNDS
Notes to Financial Statements
March 31, 2026(Continued)
Fund, Managed Futures Strategy Fund, Multi-Asset Income Allocation Fund and Tactical Allocation Fund have recouped all potential recoverable waivers or reimbursed expenses.
The Advisor is currently waiving fees and, in some cases, reimbursing expenses in the Funds listed below in order to keep these Funds at their Expense Limits. Waived expenses subject to potential recovery are as follows:

	Year of Expiration 03/31/2027	Year of Expiration 03/31/2028	Year of Expiration 03/31/2029
Core Fixed Income Fund	$84,536	$78,457	$72,363
Emerging Markets Fund	213,513	160,528	161,794
World ex-US Fund	87,033	60,652	20,284
Absolute Return Allocation Fund	—	49,802	152,784
Conservative Income Fund	24,845	50,414	49,111
Growth and Income Fund	—	31,855	3,970

Additionally, the following amounts are subject to potential recovery if each Fund begins operating below the previous expense limits, also stated in the following table:

	Previous Expense Limit	Year of Expiration 03/31/2027	Year of Expiration 03/31/2028*
Absolute Return Allocation Fund	0.55%	$476,268	$148,542
Conservative Allocation Fund	0.45%	789,646	308,782
Flexible Income Allocation Fund	0.50%	374,053	96,576

*	Recoupment can only be utilized before August 1, 2027.
Sub-advisory services are provided to certain of the Funds, pursuant to agreements between the Advisor and various sub-advisors. Under the terms of these sub-advisory agreements, the Advisor compensates each sub-advisor based on the portion of each Fund’s average daily net assets that is allocated to the sub-advisor.
5. Service, Custody, and Line of Credit Agreements
The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) and a Custody Agreement with U.S. Bank, N.A. (“USB” or the “Custodian”), an affiliate of Fund Services. Under these agreements, Fund Services and the Custodian provide certain transfer agency, administrative, accounting and custody services.
The Funds have established a line of credit (“LoC”) with USB to be used for temporary or emergency purposes, primarily for financing redemption payments, using the unencumbered securities in the Funds’ portfolios as collateral. The LoC was renewed July 25, 2025 and will mature, unless renewed, on July 24, 2026. Borrowing under the LoC is limited to the lesser of 30% of the gross market value of a Fund, 30% of specific marketable securities acceptable to USB, or $250,000,000 for all Funds. The interest rate paid by the Funds on outstanding borrowings is equal to the prime rate, which was 6.75% at March 31, 2026. The Funds have authorized USB to charge any of the custody accounts of the Funds for any missed payments by the Funds. Interest expense incurred for the Funds is disclosed on the Statements of Operations.

139

GUIDEMARK FUNDS & GUIDEPATH FUNDS
Notes to Financial Statements
March 31, 2026(Continued)
During the year April 1, 2025 to March 31, 2026, the details of the borrowings were as follows:

Fund	Average Daily Borrowings	Weighted Average Annualized Interest Rate	Maximum Borrowings
Core Fixed Income Fund	$3,542	7.25%	$431,000
Emerging Markets Fund	173,455	7.31%	6,278,000
Large Cap Core Fund	34,167	7.49%	11,306,000
Small/Mid Cap Core Fund	38,323	7.50%	4,660,000
World ex-US Fund	809,885	7.26%	77,000,000
Absolute Return Allocation Fund	179,956	7.39%	50,750,000
Conservative Allocation Fund	125,227	7.05%	18,178,000
Conservative Income Fund	9,205	7.50%	845,000
Flexible Income Allocation Fund	332,614	7.00%	40,468,000
Growth Allocation Fund	350,362	7.28%	36,998,000
Income Fund	73,153	7.50%	8,566,000
Multi-Asset Income Allocation Fund	8,003	7.47%	218,280

As of March 31, 2026, no Funds had outstanding borrowings.
6. Securities Lending
The Trusts, on behalf of certain of the Funds, entered into securities lending arrangements with the Custodian. Under the terms of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned for domestic securities, and 105% of the value of securities loaned with respect to foreign securities. If the Market Value of Collateral delivered to the Fund is less than 100% of the Market Value of the Loaned Securities of the Fund at the close of trading on any business day, the Custodian will require an additional amount of Collateral delivered to reach the required percentage of collateral by the close of business on the following business day. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable Net Asset Value (“NAV”) of $1.00. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against costs and other charges incurred by the Funds with the Custodian or its affiliates or, as directed in writing by the Funds, other service providers. The Custodian is paid a fee for administering a securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement.
During the year ended March 31, 2026, the Funds had loaned securities that were collateralized by cash. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing year. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received. The Funds also receive compensation in the form of fees which depend on a number of factors including the type of security and length of the loan. Securities lending income is disclosed in each Fund’s Statement of Operations as a securities lending credit.

140

GUIDEMARK FUNDS & GUIDEPATH FUNDS
Notes to Financial Statements
March 31, 2026(Continued)
Secured Borrowings
Securities Lending Transactions

Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending Collateral
Core Fixed Income Fund	$40,097
Emerging Markets Fund	1,305,140
Large Cap Core Fund	16,770,568
Small/Mid Cap Core Fund	3,941,461
World ex-US Fund	5,757,991
Absolute Return Allocation Fund	48,138,025
Conservative Allocation Fund	108,376,733
Flexible Income Allocation Fund	55,995,062
Growth and Income Fund	31,662,848
Growth Allocation Fund	115,476,363
Multi-Asset Income Allocation Fund	11,093,541
Tactical Allocation Fund	24,730,522
Amounts related to agreements not included in offsetting disclosure in Note 3 (Offsetting Assets and Liabilities).	$423,288,351

7. Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments, for the year ended March 31, 2026 are summarized below.

	Purchases	Sales
Core Fixed Income Fund*	$391,004,296	$393,370,467
Emerging Markets Fund	35,334,021	39,477,322
Large Cap Core Fund	529,467,760	587,481,576
Small/Mid Cap Core Fund	39,590,248	49,018,571
World ex-US Fund	283,999,690	261,856,155
Absolute Return Allocation Fund	471,871,951	394,143,326
Conservative Allocation Fund	171,706,294	175,227,182
Conservative Income Fund	74,675,061	73,808,672
Flexible Income Allocation Fund	689,844,775	578,425,313
Growth Allocation Fund	174,650,224	279,185,476
Growth and Income Fund	119,715,654	105,971,920
Income Fund	308,385,862	308,410,816
Managed Futures Strategy Fund	—	—
Multi-Asset Income Allocation Fund	41,432,453	47,161,364
Tactical Allocation Fund	1,872,384,627	1,780,387,182

*	Included in these amounts were $329,649,759 of purchases and $323,817,414 of sales of U.S. Government Securities.

141

GUIDEMARK FUNDS & GUIDEPATH FUNDS
Notes to Financial Statements
March 31, 2026(Continued)
8. Transactions with Affiliates
The GuidePath Absolute Return Allocation Fund owned 5% or more of the voting securities of the following companies during the year ended March 31, 2026. As a result, these companies are deemed to be affiliated companies. The below table represents fair value:

Issuer	Value as of April 1, 2025	Purchases	Sales	Realized Gain (Loss)
AltShares Merger Arbitrage ETF	$ —	$8,160,700	$(8,186,358)	$25,658
First Trust Alternative Absolute Return Strategy ETF	—	31,308,072	(32,448,495)	1,140,423
	$—	$39,468,772	$(40,634,853)	$1,166,081

Issuer	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Fair Value as of March 31, 2026	Share Balance as of March 31, 2026
AltShares Merger Arbitrage ETF	$ —	$31,541	$ —	$ —
First Trust Alternative Absolute Return Strategy ETF	—	859,098	—	—
	$—	$890,639	$—	$—

9. Macroeconomic Risks
Developments such as public health crises, armed conflict, changing interest rates, inflation, supply chain disruptions, geopolitical risks, and economic sanctions may disrupt economic markets and the prolonged economic impacts of these types of developments are uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration, spread, and conclusion of global events, and such uncertainty may in turn impact the value of the Funds’ investments.
10. Regional Risk
To the extent that the Funds invest a significant portion of its assets in a specific geographic region, the Funds will have increased exposure to the risks affecting that specific geographic region. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region where a substantial portion of the Funds’ assets are invested, the Funds may experience substantial illiquidity or reduction in the value of the Funds’ investments. In addition, adverse economic events in a certain region can impact securities of issuers in other countries whose economies appear to be unrelated. There are special risks associated with investments in China, Hong Kong and Taiwan, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of China, Hong Kong and Taiwan. The Chinese economy is heavily dependent on its large export sector and its economic growth may be adversely affected by trade disputes with key trading partners and escalating tariffs imposed on goods and services it produces. Investments in Chinese companies may be made through a special structure known as a variable interest entity (“VIE”). VIEs are common and are well known to Chinese officials and regulators, but historically the VIE structure has not been formally recognized under Chinese law. There is uncertainty as to whether Chinese courts or arbitration bodies would enforce the contractual rights of foreign investors in a VIE structure and whether Chinese officials and regulators will reverse their acceptance of the VIE structure generally, or with respect to certain industries.
11. Financials Sector
Companies operating in the financials sector of the economy are often subject to extensive governmental regulation and intervention, which limits their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financials sector, including effects not intended by such regulation. The impact of recent or future regulation on any individual financial company, the banking industry or on the sector as a whole cannot be predicted. The valuation of financial companies has been subject to significant volatility and may be influenced by unpredictable

142

GUIDEMARK FUNDS & GUIDEPATH FUNDS
Notes to Financial Statements
March 31, 2026(Continued)
factors, including interest rate changes and sovereign debt default. Certain risks may impact the value of investments in the financials sector more severely than those of investments outside this sector, including the risks associated with companies that operate with substantial financial leverage. In addition, certain financial companies are subject to intense competitive pressures, including market share and price competition. Companies in the financials sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets. Insurance companies, in particular, may be subject to severe price competition and/or rate regulation, which may have an adverse impact on their profitability. Additionally, financial services companies may also have concentrated portfolios, which makes them vulnerable to unstable economic conditions.
12. Information Technology Sector
The information technology (IT) sector has historically been relatively volatile due to the rapid pace of product development within the sector. Products and services of IT companies may not achieve commercial success or may become obsolete quickly. Stock prices of companies operating within this sector may be subject to abrupt or erratic movements. Additionally, these companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and tight profit margins. The activities of these companies may also be adversely affected by changes in government regulations.
13. Other Tax Information
Net investment income and realized gains and losses for Federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.
These differences are primarily due to CFC and domestic subsidiary income reversal, partnerships, distributions in excess, return of capital distributions, net operating loss, non-deductible excise tax paid, and utilization of earnings and profits on redemption of shares. On the Statements of Assets and Liabilities, the following adjustments were made:

	Total Distributable Earnings (Loss)	Capital Stock
Core Fixed Income Fund	$1	$(1)
Emerging Markets Fund	(107,088)	107,088
Large Cap Core Fund	(26,245,322)	26,245,322
Small/Mid Cap Core Fund	(679,995)	679,995
World ex-US Fund	(9,617,362)	9,617,362
Absolute Return Allocation Fund	25,285	(25,285)
Conservative Allocation Fund	(4,084,480)	4,084,480
Conservative Income Fund	2	(2)
Flexible Income Allocation Fund	34	(34)
Growth Allocation Fund	(10,327,054)	10,327,054
Growth and Income Fund	(1,502,091)	1,502,091
Income Fund	21,922	(21,922)
Managed Futures Strategy Fund	1,280,797	(1,280,797)
Multi-Asset Income Allocation Fund	19	(19)
Tactical Allocation Fund	(6,287,605)	6,287,605

143

GUIDEMARK FUNDS & GUIDEPATH FUNDS
Notes to Financial Statements
March 31, 2026(Continued)
The Funds intend to utilize capital loss carryforwards to offset future realized capital gains. Losses are carried forward indefinitely and any corresponding loss character is retained. Capital loss carryforwards available for Federal income tax purposes are as follows:

	Capital losses
	Short Term	Long Term	Utilized
Core Fixed Income Fund	$6,765,440	$10,855,540	$—
Emerging Markets Fund	—	—	1,756,636
Large Cap Core Fund	—	—	—
Small/Mid Cap Core Fund	—	—	—
World ex-US Fund	—	—	—
Absolute Return Allocation Fund	10,974,646	15,107,086	1,254,984
Conservative Allocation Fund	—	—	1,556,346
Conservative Income Fund	615,680	14,260	—
Flexible Income Allocation Fund	47,573,054	10,677,575	1,068,785
Growth Allocation Fund	—	—	—
Growth and Income Fund	—	—	—
Income Fund	6,901,990	1,870,761	—
Managed Futures Strategy Fund	41,697,769	42,458,598	—
Multi-Asset Income Allocation Fund	—	956,658	3,566,242
Tactical Allocation Fund	—	—	—

Additionally, at March 31, 2026, the Funds deferred on a tax basis losses as follows:

	Ordinary Late Year Loss	Capital Loss
Core Fixed Income Fund	$—	$—
Emerging Markets Fund	—	—
Large Cap Core Fund	—	—
Small/Mid Cap Core Fund	—	—
World ex-US Fund	—	—
Absolute Return Allocation Fund	—	—
Conservative Allocation Fund	—
Conservative Income Fund	—	—
Flexible Income Allocation Fund	—	—
Growth Allocation Fund	—	—
Growth and Income Fund	—	—
Income Fund	—	—
Managed Futures Strategy Fund	—	—
Multi-Asset Income Allocation Fund	—	—
Tactical Allocation Fund	—	1,401,712

A regulated investment company may elect for any taxable year to treat any portion of the qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the taxable year subsequent to October 31 and December 31, respectively.

144

GUIDEMARK FUNDS & GUIDEPATH FUNDS
Notes to Financial Statements
March 31, 2026(Continued)
The character of distributions for tax purposes paid during the fiscal years ended March 31, 2026 and March 31, 2025 are as follows:

	Year Ended March 31, 2026
	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Return of Capital
Core Fixed Income Fund	$5,980,683	$—	$—
Emerging Markets Fund	184,803	665,322	—
Large Cap Core Fund	2,927,273	117,788,871	—
Small/Mid Cap Core Fund	131,253	6,118,884	—
World ex-US Fund	9,928,596	13,359,640	—
Absolute Return Allocation Fund	9,642,453	—	—
Conservative Allocation Fund	20,501,993	1,466,379	—
Conservative Income Fund	850,515	—	—
Flexible Income Allocation Fund	19,157,931	—	—
Growth Allocation Fund	17,646,066	50,549,074	—
Growth and Income Fund	4,170,162	12,134,557	—
Income Fund	3,745,770	—	21,902
Managed Futures Strategy Fund	—	—	—
Multi-Asset Income Allocation Fund	4,216,019	—	—
Tactical Allocation Fund	24,104,416	34,100,436	—

	Year Ended March 31, 2025
	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Return of Capital
Core Fixed Income Fund	$6,553,125	$—	$ —
Emerging Markets Fund	1,356,041	—	—
Large Cap Core Fund	2,859,176	28,668,498	—
Small/Mid Cap Core Fund	473,309	7,838,705	—
World ex-US Fund	3,178,682	—	—
Absolute Return Allocation Fund	9,957,282	—	—
Conservative Allocation Fund	16,649,348	—	—
Conservative Income Fund	938,383	—	—
Flexible Income Allocation Fund	14,734,776	—	—
Growth Allocation Fund	20,893,619	39,145,987	—
Growth and Income Fund	1,219,975	—	—
Income Fund	4,148,561	—	19,847
Managed Futures Strategy Fund	39,597	—	—
Multi-Asset Income Allocation Fund	4,479,990	—	—
Tactical Allocation Fund	26,015,477	13,990,520	—

145

GUIDEMARK FUNDS & GUIDEPATH FUNDS
Notes to Financial Statements
March 31, 2026(Continued)
At March 31, 2026, the components of accumulated earnings (losses) on a tax basis were as follows:

	Core Fixed Income Fund	Emerging Markets Fund	Large Cap Core Fund	Small/Mid Cap Core Fund	World ex-US Fund
Cost of Portfolio*	$202,650,994	$35,533,717	$485,951,025	$65,175,901	$139,482,954
Gross Unrealized Appreciation	$921,100	$24,510,166	$285,484,224	$39,907,530	$50,159,653
Gross Unrealized Depreciation	(11,969,456)	(3,121,311)	(27,188,152)	(5,382,921)	(5,772,788)
Net Unrealized Appreciation/ (Depreciation)	(11,048,356)	21,388,855	258,296,072	34,524,609	44,386,865
Undistributed Ordinary Income	297,839	—	840,138	—	5,899,604
Undistributed Long-Term Cap Gains	—	2,482,687	27,818,250	1,157,459	1,096,248
Other Accumulated Gains/(Losses)	(17,620,980)	—	—	—	—
Total Distributable Earnings/(Loss)	$(28,371,497)	$23,871,542	$286,954,460	$35,682,068	$51,382,717

	Absolute Return Allocation Fund	Conservative Allocation Fund	Conservative Income Fund	Flexible Income Allocation Fund	Growth Allocation Fund
Cost of Portfolio*	$344,788,440	$612,594,359	$17,317,036	$426,408,399	$986,077,593
Gross Unrealized Appreciation	$11,377,169	$108,920,468	$5,480	$6,308,143	$604,255,769
Gross Unrealized Depreciation	(4,470,190)	(23,310,546)	(16,479)	(3,364,769)	(24,460,779)
Net Unrealized Appreciation/ (Depreciation)	6,906,979	85,609,922	(10,999)	2,943,374	579,794,990
Undistributed Ordinary Income	7,960,991	2,604,134	7,140	421,425	113,340
Undistributed Long-Term Cap Gains	—	4,634,950	—	—	40,566,411
Other Accumulated Gains/(Losses)	(26,081,732)	—	(629,940)	(58,250,629)	—
Total Distributable Earnings/(Loss)	$(11,213,762)	$92,849,006	$(633,799)	$(54,885,830)	$620,474,741

	Growth and Income Fund	Income Fund	Managed Futures Strategy Fund	Multi-Asset Income Allocation Fund	Tactical Allocation Fund
Cost of Portfolio*	$148,551,538	$96,256,003	$52,146,670	$104,159,882	$678,097,935
Gross Unrealized Appreciation	$18,302,677	$980,366	$117,543	$20,215,758	$111,243,363
Gross Unrealized Depreciation	(3,093,660)	(655,375)	(129,166)	(3,851,854)	(36,213,146)
Net Unrealized Appreciation/ (Depreciation)	15,209,017	324,991	(11,623)	16,363,904	75,030,217
Undistributed Ordinary Income	2,729,181	—	5,960,373	49,122	791,292
Undistributed Long-Term Cap Gains	343,727	—	—	—	8,312,209
Other Accumulated Gains/(Losses)	—	(8,772,751)	(82,090,582)	(956,658)	(1,401,712)
Total Distributable Earnings/(Loss)	$18,281,925	$(8,447,760)	$(76,141,832)	$15,456,368	$82,732,006

The differences between book-basis and tax-basis unrealized appreciation and depreciation is primarily attributable to the tax deferral of losses on wash sales and passive foreign investment companies.
*	Portfolio includes investments and derivative contracts

146

GUIDEMARK FUNDS & GUIDEPATH FUNDS
Notes to Financial Statements
March 31, 2026(Continued)
Sub-Fund Income Taxes
The GuidePath Conservative Allocation Fund may hold certain investments through a consolidated taxable subsidiary. Accordingly, the Fund’s provision for income taxes consists of a state and federal deferred tax liability and is reflective of the U.S. federal statutory corporate tax rate of 21.0% and blended state tax rate net of Federal benefit of 6.873%. The consolidated subsidiary recognizes deferred tax assets and liabilities for the estimated future tax effects attributable to temporary differences between the tax basis of certain assets and liabilities and the reported amounts included in the accompanying consolidated balance sheet using the applicable statutory tax rates in effect for the year in which any such temporary differences are expected to reverse.
As of March 31, 2026, the Fund recorded a deferred tax liability of $1,602,639, included within “Deferred tax liability” in the accompanying consolidated balance sheet. The only component of the deferred tax liability is net unrealized appreciation on investments held within the Sub-Fund. As of March 31, 2026, the Sub-Fund had a Taxable Income of $2,200,440.

	Year Ended March 31, 2026
	Current	Deferred	Total
Federal	$467,000	$1,207,456	$1,674,456
State	210,500	395,183	605,683
Total Tax Expense	677,500	1,602,639	2,280,139

The Sub-Fund’s effective tax rate for the year ended March 31, 2026 was 27.9905%. The Fund’s effective tax rate differs from the U.S. federal statutory corporate tax rate of 21.0% primarily due to the inclusion of state taxes owed and non-deductible expenses.

Federal Income Tax Expense at Statutory Rate	$1,790,744	21.0000%
Nontaxable or nondeductible items	(96,690)	(1.1339)
State Taxes Net of Federal Benefit	586,085	6.8730%
Estimated income tax expense/(benefit)	2,280,139	26.7391%

147

GuideMark Funds & GuidePath Funds
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of
GPS Funds I and GPS Funds II
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, futures contracts, centrally cleared interest rate swap contracts, and centrally cleared credit default swap contracts (including the consolidated statement of assets and liabilities and consolidated schedules of investments, futures contracts, and forward currency contracts of GuidePath Absolute Return Allocation Fund, GuidePath Conservative Allocation Fund, and GuidePath® Managed Futures Strategy Fund), of GPS Funds I and GPS Funds II comprising the funds listed below (the “Funds”) as of March 31, 2026, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
GuideMark® Core Fixed Income Fund,
GuideMark® Emerging Markets Fund,
GuideMark® Large Cap Core Fund,
GuideMark® Small/Mid Cap Core Fund,
GuideMark® World ex-US Fund,
GuidePath® Conservative Income Fund,
GuidePath® Flexible Income Allocation Fund,
GuidePath® Growth Allocation Fund,
GuidePath® Growth and Income Fund,
GuidePath® Income Fund,
GuidePath® Multi-Asset Income Allocation Fund, and
GuidePath® Tactical Allocation Fund
	For the year ended March 31, 2026	For the years ended March 31, 2026 and 2025	For the years ended March 31, 2026, 2025, 2024, 2023, and 2022

GuidePath® Absolute Return Allocation Fund*, GuidePath® Conservative Allocation Fund*, GuidePath® Managed Futures Strategy Fund	Consolidated for the year ended March 31, 2026	Consolidated for the years ended March 31, 2026 and 2025	Consolidated for the years ended March 31, 2026, 2025, 2024, 2023, and 2022

*	Consolidated only for the year ended March 31, 2026.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

148

GuideMark Funds & GuidePath Funds
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2014.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
May 29, 2026

149

GuideMark Funds & GuidePath Funds
Additional Information
March 31, 2026 (Unaudited)
1. Shareholder Notification of Federal Tax Status (Unaudited)
The Funds designated the following percentages of dividends during the year ended March 31, 2026 as dividends qualifying for the dividends received deduction available to corporate shareholders and as dividends from net investment income that are qualifying income under the Jobs and Growth Tax Relief Reconciliation Act of 2003, respectively:

	Dividends Received Deduction % for Corporate Shareholders	% of Dividends as Qualified Income
Core Fixed Income Fund	0.00%	0.00%
Emerging Markets Fund	1.35%	100.00%
Large Cap Core Fund	100.00%	100.00%
Small/Mid Cap Core Fund	100.00%	100.00%
World ex-US Fund	0.05%	53.30%
Absolute Return Allocation Fund	1.77%	3.12%
Conservative Allocation Fund	9.99%	22.02%
Conservative Income Fund	0.00%	0.00%
Flexible Income Allocation Fund	0.64%	1.72%
Growth Allocation Fund	33.06%	79.30%
Growth and Income Fund	0.00%	0.00%
Income Fund	0.00%	0.00%
Managed Futures Strategy Fund	0.00%	0.00%
Multi-Asset Income Allocation Fund	21.74%	41.88%
Tactical Allocation Fund	25.81%	27.99%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) for each Fund were as follows (unaudited).

% of Dividends as Short-term Capital Gain
Core Fixed Income Fund	0.00%
Emerging Markets Fund	0.00%
Large Cap Core Fund	0.00%
Small/Mid Cap Core Fund	0.00%
World ex-US Fund	76.00%
Absolute Return Allocation Fund	0.00%
Conservative Allocation Fund	0.00%
Conservative Income Fund	0.00%
Flexible Income Allocation Fund	0.00%
Growth Allocation Fund	25.97%
Growth and Income Fund	40.11%
Income Fund	0.00%
Managed Futures Strategy Fund	0.00%
Multi-Asset Income Allocation Fund	0.00%
Tactical Allocation Fund	76.52%

150

GuideMark Funds & GuidePath Funds
Additional Information
March 31, 2026 (Unaudited)(Continued)
2. Foreign Tax Credit Pass Through (Unaudited)
Pursuant to Section 853 of the Internal Revenue Code, the following Funds designate the following amounts as foreign taxes paid for the year ended March 31, 2026. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income*
Emerging Markets	$429,366	$0.1144	94.43%
World ex-US Fund	487,495	0.0027	96.17%

*	The Funds listed above did not derive any income from “ineligible foreign sources” as defined under Section 901(j) of the Internal Revenue Code.
Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.
Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the Federal tax status of the dividends and distributions they received in the calendar year.
3. Proxy Voting Policies and Procedures and Proxy Voting Record
A description of the policies and procedures that the Funds use to determine how to vote proxies related to the Funds’ portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (888) 278-5809. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.
4. Availability of Quarterly Portfolio Holdings Schedules
The Funds file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. Once filed, the Funds’ Part F of Form N-PORT is available without charge, upon request on the SEC’s website (http://www.sec.gov) and is available by calling (888) 278-5809.
5. Statement Regarding the Basis for Approval of Investment Advisory Agreement and Sub-Advisory Agreements (Unaudited)
GPS FUNDS I and GPS FUNDS II: Annual Consideration and Approval of Investment Advisory and Sub-Advisory Agreements
At a meeting held on December 14, 2025 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of GPS Funds I and GPS Funds II (collectively, the “Trusts”) conducted its annual review and consideration of the renewal of the investment advisory agreements between AssetMark, Inc. (“AssetMark”) and each Trust on behalf of its respective series (each, a “Fund” and collectively, the “Funds”) and the renewal of the investment advisory agreement between AssetMark and the wholly-owned Cayman Islands subsidiary of the GuidePath® Managed Futures Strategy Fund, GuidePath® Managed Futures Strategy Cayman Fund Ltd. (the “Cayman Subsidiary”) (each such agreement, an “Advisory Agreement,” and collectively, the “Advisory Agreements”).
Additionally, the Board considered the renewal of the investment sub-advisory agreements between (i) Goldman Sachs Asset Management, L.P. (“GSAM”) and AssetMark, on behalf of GuideMark® Large Cap Core Fund, GuideMark® Emerging Markets Fund, GuideMark® Small/Mid Cap Core Fund, and GuideMark® World ex-US Fund; (ii) Wellington Management Company LLP (“Wellington”) and AssetMark, on behalf of the GuideMark® Core Fixed

151

GuideMark Funds & GuidePath Funds
Additional Information
March 31, 2026 (Unaudited)(Continued)
Income Fund; and (iii) AlphaSimplex Group, LLC (“ASG”) and AssetMark, on behalf of the GuidePath® Managed Futures Strategy Fund and the Cayman Subsidiary (each, a “Sub-Advisory Agreement, and collectively, the “Sub-Advisory Agreements”).
Hereinafter, GSAM, Wellington, and ASG are collectively referred to as the “Sub-Advisors” and the above-listed Funds are collectively referred to as the “Sub-Advised Funds.” The Advisory Agreements and Sub-Advisory Agreements are collectively referred to herein as the “Agreements.” The Sub-Advised Funds are managed using a “manager-of-managers” structure that generally involves the use of one or more sub-advisors to manage allocated portions of the Sub-Advised Funds’ portfolios. For those Sub-Advised Funds, AssetMark is responsible for evaluating and selecting sub-advisors on an ongoing basis and making any decisions to recommend hiring, retaining, or replacing sub-advisors. The Board is engaged in monitoring this process in connection with its meetings held throughout the year, and under the manager-of-managers structure, all parties understand that sub-advisors are being monitored and evaluated on an ongoing basis, and are subject to replacement, at all times.
The Board – including a majority of the Trustees who are not “interested persons” of the Funds or AssetMark as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”) – determined to approve the continuance of the Advisory Agreements and the Sub-Advisory Agreements. In connection with their consideration of the renewal of the Advisory Agreements, the Trustees considered several factors they deemed relevant to the process, including: the nature, quality and extent of the services provided to each Fund by AssetMark; the costs of providing the services to each Fund; the anticipated profitability to be realized by AssetMark; any potential ”fall-out” or ancillary benefits to AssetMark or its affiliates; the potential effects of asset growth and related economies of scale on each fund’s expenses; and the fees charged by investment advisers of other comparable funds, among other considerations. The material factors considered and the conclusions that formed the basis of the Board’s approval of the renewal of the Agreements are described below. This summary describes the most significant, but not all, of the factors evaluated by the Board. Prior to considering the approval of the renewal of the Agreements, the Trustees requested, received, and reviewed information relevant to their consideration of the renewal of the Agreements. The Trustees also received assistance and advice regarding legal and industry standards from counsel to the Trusts and separately from independent legal counsel to the Independent Trustees (“Independent Counsel”). Prior to approving the renewal of the Advisory Agreements, the Independent Trustees met in executive session with Independent Counsel without representatives of the AssetMark or its affiliates. The Independent Trustees relied upon the advice of Independent Counsel and their own business judgment in determining the material factors to be considered in evaluating each Investment Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to various information and factors in reaching conclusions with respect to the renewal of the Agreements.
The Advisory Agreements
Materials Reviewed and the Review Process
Prior to voting to approve the renewal of the Advisory Agreements, the Trustees – assisted by Independent Counsel – specifically requested and were furnished with materials supplied by counsel and AssetMark for purposes of their review of each Advisory Agreement. The materials provided to the Board with regard to the Funds included, among other information: (1) a copy of each Advisory Agreement; (2) information describing each Fund’s performance compared to the Fund’s peer group of other investment companies with investment objectives similar to the investment objective(s) of the Fund; (3) information describing the nature, quality and extent of the services that AssetMark provides to the Funds, and the fees AssetMark charges to the Funds for such services, and a comparison of those fees to the fees paid by a peer group of other investment companies having investment objectives similar to the investment objectives of the Funds; (4) information regarding AssetMark’s business and operations, investment team, compliance program and internal procedures; (5) information describing each Fund’s expense ratio compared to the Fund’s peer group of other registered investment companies with investment objectives similar to the investment objective(s) of the Fund; (6) information regarding the financial condition of AssetMark; (7) information regarding AssetMark’s profitability with respect to each Fund; (8) reports on AssetMark’s evaluation of the Sub-Advisors, including reports relating to the monitoring of each Sub-Advisor’s trading and brokerage practices; (9) information relating to shareholder and administrative services provided to the Funds; (10) reports relating to the Funds’ distribution

152

GuideMark Funds & GuidePath Funds
Additional Information
March 31, 2026 (Unaudited)(Continued)
structure, sales and redemptions of the Funds’ shares; (11) reports relating to the monitoring of Fund service providers; and (12) other information relevant to an evaluation of the nature, extent and quality of the services provided by AssetMark in response to a series of detailed questions posed by Independent Counsel on behalf of the Independent Trustees. The Trustees discussed various matters relating to the approvals with representatives of AssetMark. The Trustees also considered their discussions with and presentations from representatives of AssetMark throughout the course of the Meeting. In addition, the Trustees considered communications, discussions held and information furnished to the Board and its Committees throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Trustees received assistance and advice regarding legal and industry standards from counsel to the Trusts. The Independent Trustees also received separate assistance and advice from Independent Counsel throughout the review process, which included detailed memoranda that described the Trustees’ legal duties and obligations in considering whether to approve the continuation of the Advisory Agreements. In addition to discussions held with management during the November 14, 2025 meeting and at the Meeting, the Independent Trustees also separately discussed the Advisory Agreements prior to the Meeting and during the course of their meeting in executive session with Independent Counsel, at which no representatives of AssetMark were present.
Factors Considered
The Trustees considered and reached conclusions on a number of factors that they deemed relevant in making the decision to approve the renewal of each Advisory Agreement. These factors and conclusions are described below.
Nature, Quality and Extent of Services
The Trustees considered the nature, extent and quality of the services that AssetMark provides to the Funds. In evaluating the services, the Board considered both the breadth and quality of services that AssetMark provides to the Funds. With respect to the Sub-Advised Funds, the Board considered the fact that, as an investment advisor operating within a manager-of-managers structure, AssetMark maintains a primary focus on the selection, evaluation and oversight of the Sub-Advisors and considered each Advisory Agreement in this context. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by AssetMark that were not delegated to or assumed by the Sub-Advisors. The Trustees considered the information provided to them throughout the course of the year during regular meetings of the Board, which included meetings with the Trusts’ Chief Compliance Officer (“CCO”) at which the Trustees are provided with details regarding AssetMark’s compliance functions.
The Trustees considered AssetMark’s investment team and its capabilities, including with respect to the responsibilities that AssetMark has for the Funds that pursue their investment objectives through investments in other funds (each a ”Fund-of-Funds”). The Trustees also considered AssetMark’s capabilities with respect to the administrative and compliance services provided to the Funds. The Trustees considered the experience and capabilities of AssetMark’s management and other personnel, the role of AssetMark’s senior management and the extent of its involvement with the Funds, and AssetMark’s willingness to add personnel over time in order to maintain appropriate staffing levels. With respect to the Sub-Advised Funds, the Trustees noted the responsibilities that AssetMark has under certain Funds’ manager-of-managers structure, including the selection and oversight of the Funds’ Sub-Advisors; maintaining a comprehensive compliance and administration program; and implementing Fund policies.
The Trustees also considered (a) the financial position of AssetMark; (b) the quality of AssetMark’s regulatory and legal compliance policies, procedures and systems; (c) the nature, extent and quality of administrative and shareholder services provided by AssetMark to the Funds; and (d) AssetMark’s supervision of the Funds’ third-party service providers.
The Board considered the breadth and quality of services that AssetMark provides to the Funds. The Trustees also considered AssetMark management’s commitment to the Funds as an integral part of AssetMark’s program of asset allocation and shareholder services, as demonstrated to the Board throughout the year. Additionally, with respect to the Sub-Advised Funds, the Trustees considered AssetMark’s ability to provide administrative and compliance-related services in connection with AssetMark’s (a) oversight of the Sub-Advisors’ compliance with the Funds’ respective investment objectives, policies, and restrictions; (b) review of trading and brokerage matters; and (c) other oversight activities.

153

GuideMark Funds & GuidePath Funds
Additional Information
March 31, 2026 (Unaudited)(Continued)
Based on the factors described above, among other factors, as well as the information provided to the Board throughout the year, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by AssetMark, which will continue to be provided to each Fund.
Investment Performance
The Trustees considered the overall investment performance of the Funds, and, with respect to the Sub-Advised Funds, evaluated the Funds’ performance in the context of the manager-of-managers structure. The Trustees considered whether the Funds operated in a manner consistent with their investment objectives and styles and considered each Fund’s record of compliance with its respective investment restrictions.
The Trustees also considered each Fund’s investment performance relative to its respective benchmark index and relative to the performance of funds with comparable investment strategies selected by a third-party information provider. The Trustees also considered performance-related data received throughout the past year at and in connection with meetings of the Board. With respect to each Fund-of-Funds, the Trustees reviewed the performance of AssetMark in selecting the underlying funds for the Fund.
The Trustees considered, as applicable, that AssetMark continued to be proactive in seeking to enhance the Funds’ investment strategies, with a view to improving Fund performance over the long term.
The Trustees concluded that AssetMark’s performance record in managing each of the Funds was satisfactory.
Advisory Fees and Total Expenses
The Trustees considered a detailed analysis of each Fund’s fees and expenses. The materials provided to the Board included (i) a comparison of the advisory fees and total expenses of each Fund (as a percentage of average net assets) with the fees and expenses of a group of funds selected by a third-party information provider; (ii) comparisons of each Fund’s expenses to industry averages; and (iii) fee schedules for the Funds’ Sub-Advisors, as applicable.
The Trustees considered expense limitation arrangements under which AssetMark has agreed to limit the Funds’ expenses and AssetMark’s commitment that such expense limitation arrangements will continue for at least one additional year. With respect to each Fund-of-Funds, the Trustees considered the indirect expenses borne by the Funds as shareholders of certain underlying funds. The Trustees also considered other efforts by AssetMark to reduce overall Fund expenses, including efforts to improve asset flows, implementing programs such as securities lending and negotiating strategic contracts with service providers.
In analyzing the Funds’ fee levels as compared to other similar funds, the Trustees considered the Funds’ fee levels in light of the Funds’ distribution structure pursuant to which the Funds are distributed as part of a suite of products and services with asset allocation modeling, specialized performance reporting and other services that are not typically provided with mutual funds. In this regard, while the Board recognized that comparisons between a Fund and its peer group may be imprecise given the Funds’ distribution structure, among other differences, the comparative information assisted the Board in evaluating the reasonableness of each Fund’s fees and expenses.
After comparing each Fund’s fee levels with other comparable funds, and in light of the nature, extent and quality of services provided to the Funds by AssetMark, as well as the costs incurred by AssetMark in rendering those services, the Trustees concluded that the level of fees paid to AssetMark with respect to each Fund was reasonable. In addition, with respect to each Fund of Funds, the Trustees, including all of the Independent Trustees, determined that the fees to be charged by AssetMark pursuant to the Advisory Agreements are for services provided in addition to, rather than duplicative of, services provided under any underlying fund’s investment advisory agreement.
Profitability, Economies of Scale and Ancillary Benefits
The Trustees reviewed and discussed the financial information presented by AssetMark, including information relating to the financial stability of AssetMark and its historical and anticipated profitability with respect to its management of the Funds. The Trustees discussed the methods used by AssetMark to allocate expenses to the Funds under its profitability analysis, and the Trustees considered the profitability of AssetMark with respect to each Fund under this practice. The Trustees noted that AssetMark provides updated profitability analysis each quarter in connection with the quarterly Board meetings.

154

GuideMark Funds & GuidePath Funds
Additional Information
March 31, 2026 (Unaudited)(Continued)
In evaluating AssetMark’s profitability, the Trustees noted that the Funds are distributed in connection with AssetMark providing a package of administrative and other services as the sponsor of AssetMark’s investment platform and considered the benefits that flow to Fund shareholders as a result of these services. Additionally, the Trustees considered AssetMark’s existing agreements to waive advisory fees received from certain Funds and/or pay certain Fund expenses to the extent necessary to ensure that the Funds’ overall expenses do not exceed certain levels.
The Trustees considered ancillary benefits received by AssetMark as a result of its relationship with the Funds, including the benefits of offering an integrated set of investment options as a part of AssetMark’s asset allocation investment programs and the related marketing rebates received by AssetMark. The Trustees concluded that these benefits were reasonable.
The Trustees considered AssetMark’s profitability in managing each Fund, the anticipated effect of potential asset growth on each Fund’s expenses, and other information that might suggest the potential for realizing economies of scale that could be shared with Fund shareholders. The Trustees considered the fee waiver agreements under which AssetMark had agreed to waive expenses based upon the achievement of certain breakpoints listed in the agreement.
The Trustees concluded, in light of the foregoing factors, that AssetMark’s level of profitability with respect to each Fund is reasonable. Additionally, the Board concluded that the economies of scale being realized by AssetMark, if any, do not mandate implementation of new or amended breakpoints or other changes in the fee structure for any Fund at this time.
Conclusion
After consideration of the foregoing factors, and such other matters as were deemed relevant, and with no single factor being determinative to their decision, the Trustees, including all of the Independent Trustees, concluded to approve the renewal of each Advisory Agreement with, and the fee to be paid to, AssetMark for each of the Funds.
The Sub-Advisory Agreements
Materials Reviewed and the Review Process
Prior to voting to approve the renewal of the Sub-Advisory Agreements, the Trustees – assisted by Independent Counsel – specifically requested and were furnished with materials supplied by counsel, AssetMark and each Sub-Advisor for purposes of their review. The materials provided to the Board included, among other information: (1) a copy of each Sub-Advisory Agreement; (2) information regarding the nature, quality and scope of the services to be provided by the Sub-Advisors; (3) the investment performance of each Sub-Advisor in managing their respective Fund compared to an industry peer group, appropriate benchmark, and comparable Sub-Advisor client accounts, to the extent applicable; (4) AssetMark’s evaluation of the nature, extent and quality of the services provided by each Sub-Advisor; (5) information regarding any benefits to each Sub-Advisor, such as receipt of research from brokers, that might result from the Sub-Advisor’s relationship with a Sub-Advised Fund; (6) information concerning each Sub-Advisor’s personnel, business, operations and investment team, including biographical information for the investment professionals that are responsible for the day-to-day management of the applicable Sub-Advised Fund’s portfolio; (7) information regarding each Sub-Advisor’s compliance policies and other internal procedures, including the Sub-Advisor’s brokerage practices; (8) information regarding the financial condition of each Sub-Advisor or its parent company; and (9) other information relevant to an evaluation of the nature, extent and quality of the services, including information provided by each Sub-Advisor in response to a series of detailed questions posed by Independent Counsel on behalf of the Independent Trustees. The Trustees also considered the recommendations of AssetMark with respect to each Sub-Advisor and the methods and resources AssetMark utilized in its efforts to evaluate the Sub-Advisors for the Sub-Advised Funds.
In connection with their consideration of the renewal of the Sub-Advisory Agreements, the Trustees considered several factors that they deemed relevant to this process, including: (1) the nature, quality and extent of the services to be provided to each Sub-Advised Fund by the respective Sub-Advisor; (2) the quantitative performance of each Sub-Advisor; (3) AssetMark’s evaluation, in accordance with its role as a “manager-of-managers,” of the nature, extent and quality of the services provided by each Sub-Advisor; (4) information that might suggest the potential for realizing economies of scale that could potentially be shared with Fund shareholders; and (5) any potential “fall-out” or ancillary benefits to a Sub-Advisor or its affiliates. Prior to approving the continuation of the Sub-Advisory Agreements, the

155

GuideMark Funds & GuidePath Funds
Additional Information
March 31, 2026 (Unaudited)(Continued)
Independent Trustees met in executive session with Independent Counsel. The Independent Trustees were assisted by Independent Counsel throughout the review process. The Independent Trustees relied upon the advice of Independent Counsel and their own business judgment in determining the material factors to be considered in evaluating each Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Independent Trustees were based on a comprehensive evaluation of all of the information provided to the Board throughout the year and specifically with respect to the renewal and were not the result of any one factor. Moreover, each Independent Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to each Sub-Advisory Agreement. A more detailed summary of the important, but not necessarily all, of the factors the Independent Trustees considered with respect to their approval of the continuation of the Sub-Advisory Agreements is provided below.
Nature, Quality and Extent of Services
The Trustees considered each Sub-Advisor’s investment management process, including (a) the experience and capabilities of the Sub-Advisor’s management, investment professionals and other personnel; (b) the financial position of the Sub-Advisor; (c) the quality and implementation of the Sub-Advisor’s regulatory and legal compliance policies, procedures and systems; (d) the Sub-Advisor’s brokerage and trading practices; and (e) AssetMark’s evaluation of the nature, quality and extent of services performed by each Sub-Advisor.
The Trustees specifically considered the qualifications, experience and track record of the individuals and portfolio management teams at each Sub-Advisor that are responsible for the day-to-day management of each Sub-Advised Fund’s portfolio. The Trustees also considered, with respect to each Sub-Advisor, its specific investment approach and level of expertise within its particular asset class. The Trustees considered whether each Sub-Advisor operated within its respective Fund’s investment objective and style and considered each Sub-Advisor’s record of compliance with applicable investment restrictions. The Trustees also considered each Sub-Advisor’s performance record with respect to the relevant benchmark(s).
The Trustees concluded that the nature, extent and quality of the services provided by each Sub-Advisor to its respective Sub-Advised Fund is satisfactory.
Sub-Advisor Investment Performance
The Trustees considered whether each Sub-Advisor operated within its respective Sub-Advised Fund’s investment objective and style and considered each Sub-Advisor’s record of compliance with applicable investment restrictions. The Trustees also considered each Sub-Advisor’s investment performance relative to benchmark indices.
The Trustees considered information received regarding each Sub-Advisor’s performance, as reviewed with AssetMark. In connection with the review of investment performance, the Independent Trustees noted that the GuidePath® Managed Futures
Strategy Fund had continued to underperform its benchmark index and/or comparable funds over multiple time periods and discussed steps to be taken to improve performance with AssetMark.
Sub-Advisory Fees, Economies of Scale, Profitability and Ancillary Benefits
The Trustees considered the fee paid to each Sub-Advisor by AssetMark for providing services to the respective Sub-Advised Fund. The Trustees considered management’s representation that AssetMark’s focus in negotiating sub-advisory arrangements is on negotiating favorable fee structures for each Fund, and that the sub-advisory fees are paid by AssetMark out of the investment advisory fees received and not the Funds. The Trustees also considered individual reports and data prepared with regard to each Sub-Advised Fund, including comparative information regarding fees. The Trustees noted that each Sub-Advisor’s fees were reasonable in view of the fees charged by each Sub-Advisor to other comparable funds and accounts.
The Trustees considered each Sub-Advisor’s fee schedule, the anticipated effect of potential asset growth on each Fund’s expenses, and other information that might suggest the potential for realizing economies of scale that could be

156

GuideMark Funds & GuidePath Funds
Additional Information
March 31, 2026 (Unaudited)(Continued)
shared with Fund shareholders. In this regard, the Trustees noted that certain of the Sub-Advisory Agreements’ fee schedules contain breakpoints that present opportunities to share economies of scale with the Sub-Advised Funds’ shareholders as assets of the Sub-Advised Funds grow.
The Trustees concluded that the fees to be paid to each Sub-Advisor by AssetMark are reasonable in light of the services performed for the Sub-Advised Funds by the Sub-Advisors and that the economies of scale being realized by the Sub-Advisors, if any, do not mandate the implementation of any new or amended breakpoints or other changes in the fee structure for any Sub-Advised Fund at this time.
The Trustees did not consider the profitability of the Sub-Advisors to be a material factor based on representations from AssetMark that it negotiates sub-advisory fees with the Sub-Advisors on an arm’s-length basis and reports regarding any relationships between the Sub-Advisors and AssetMark.
The Trustees considered the allocation (if any) of Fund brokerage to brokers affiliated with a Sub-Advisor, and benefits to the Sub-Advisors from the use of “soft dollar” commissions (if any) to pay for research and brokerage services. The Trustees also considered any other ancillary benefits that accrue to a Sub-Advisor or any affiliate by virtue of the Sub-Advisor’s relationship with the Fund, and concluded that such benefits, if any, were reasonable.
Conclusion
After consideration of the foregoing factors, and such other matters as were deemed relevant, and with no single factor being determinative to their decision, the Trustees, including all of the Independent Trustees, determined to approve the renewal of the Sub-Advisory Agreement with, and the fees to be paid to, each of the Sub-Advisors for each of the relevant Sub-Advised Funds.

157

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Changes in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GPS Funds II

By (Signature and Title)*	/s/ Carrie E. Hansen
Carrie E. Hansen, Principal Executive Officer/President

Date	5/29/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Carrie E. Hansen
Carrie E. Hansen, Principal Executive Officer/President

Date	5/29/2026

By (Signature and Title)*	/s/ Patrick R. Young
Patrick R. Young, Vice President/Treasurer

Date	5/29/2026

* Print the name and title of each signing officer under his or her signature.